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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/14

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2014

Invesco High Yield Municipal Fund

Nasdaq:

A: ACTHX  ■   B: ACTGX  ■  C: ACTFX  ■   Y: ACTDX  ■  R5: ACTNX

2 Fund Performance

4 Letters to Shareholders

5 Schedule of Investments

43 Financial Statements

45 Notes to Financial Statements

51 Financial Highlights

52 Fund Expenses

53 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/14 to 8/31/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.68%
Class B Shares	7.76
Class C Shares	7.30
Class Y Shares	7.80
Class R5 Shares	7.82
S&P Municipal Bond High Yield Index▼ (Broad Market Index)*	6.74
Barclays High Yield Municipal Bond Index▼ (Former Broad Market Index)*	5.85
S&P Municipal Bond Blended High Yield 80% Investment Grade 20% Index¢ (Style-Specific Index)*	6.19
Custom High Yield Municipal Index¢ (Former Style-Specific Index)*	5.19

Source(s): ▼FactSet Research Systems Inc.; ¢Invesco, FactSet Research Systems Inc.

*	The Fund has elected to use the S&P Municipal Bond High Yield Index to represent its broad market index rather than the Barclays High Yield Municipal Bond Index because the S&P Municipal Bond High Yield Index more closely reflects the performance of the types of securities in which the Fund invests. The Fund has elected to use the S&P Municipal Bond Blended High Yield 80% Investment Grade 20% Index to represent its style-specific index rather than the Custom High Yield Municipal Index because the S&P Municipal Bond Blended High Yield 80% Investment Grade 20% Index more closely reflects the performance of the types of securities in which the Fund invests.

The S&P Municipal Bond High Yield Index consists of bonds in the S&P Municipal Bond Index that are not rated or are below investment grade.

    The Barclays High Yield Municipal Bond Index is an unmanaged index considered representative of noninvestment-grade bonds.

    The S&P Municipal Bond Blended High Yield 80% Investment Grade 20% Index is designed to measure the performance of a hypothetical allocation, which consists of an 80% weight in bonds in the S&P Municipal Bond Index that are not rated or are rated below investment grade and a 20% weight in bonds that are rated investment grade.

    The Custom High Yield Municipal Index, created by Invesco to serve as a benchmark for Invesco High Yield Municipal Fund, comprises 60% Barclays High Yield Municipal Bond Index and 40% Barclays Municipal Bond Index.

    The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco High Yield Municipal Fund

Average Annual Total Returns
As of 8/31/14, including maximum applicable sales charges

Class A Shares
Inception (1/2/86)	5.97%
10 Years	4.77
5 Years	7.82
1 Year	11.16

Class B Shares
Inception (7/20/92)	5.47%
10 Years	4.75
5 Years	8.30
1 Year	11.19

Class C Shares
Inception (12/10/93)	4.75%
10 Years	4.44
5 Years	7.95
1 Year	14.14

Class Y Shares
Inception (3/1/06)	4.91%
5 Years	9.01
1 Year	16.51

Class R5 Shares
10 Years	5.99%
5 Years	9.40
1 Year	16.42

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen High Yield Municipal Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen High Yield Municipal Fund (renamed Invesco High Yield Municipal Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco High Yield Municipal Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 Shares shares incepted on April 30, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested

Average Annual Total Returns
As of 6/30/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (1/2/86)	5.93%
10 Years	4.83
5 Years	8.52
1 Year	3.67

Class B Shares
Inception (7/20/92)	5.42%
10 Years	4.79
5 Years	8.97
1 Year	3.13

Class C Shares
Inception (12/10/93)	4.69%
10 Years	4.50
5 Years	8.63
1 Year	6.43

Class Y Shares
Inception (3/1/06)	4.75%
5 Years	9.73
1 Year	8.52

Class R5 Shares
10 Years	6.06%
5 Years	10.14
1 Year	8.53

distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R5 shares was 0.92%, 0.92%, 1.67%. 0.67% and 0.66%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                         Invesco High Yield Municipal Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

    Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

    After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco High Yield Municipal Fund

Schedule of Investments

August 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.23%
Alabama–1.88%
Cullman (County of) Health Care Authority (Regional Medical Center); Series 2009 A, RB	7.00%	02/01/36	$4,400	$4,790,500
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village);
Series 2007, Retirement Facility RB	5.50%	01/01/43	13,170	12,746,848
Series 2008 A, Retirement Facility RB	6.88%	01/01/43	4,470	4,659,796
Series 2011 A, Retirement Facility RB	7.50%	01/01/47	2,600	2,875,158
Series 2012 A, Retirement Facility RB	5.63%	01/01/42	7,050	6,869,450
Jefferson (County of);
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS–AGM)(a)(b)	6.50%	10/01/38	7,000	4,656,890
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS–AGM)(a)(b)	6.60%	10/01/42	11,700	7,742,475
Series 2013 F, Sr. Lien Sewer Revenue Conv. CAB Wts.(b)	7.75%	10/01/46	71,055	44,126,576
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts.(b)	7.50%	10/01/39	27,640	17,286,332
Series 2013-F, Sub. Lien Sewer Revenue Conv. CAB Wts.(b)	7.90%	10/01/50	49,800	30,637,458
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB(i)	6.95%	01/01/20	3	0
				136,391,483

Alaska–0.07%
Alaska (State of) Industrial Development & Export Authority (Lake Dorothy Hydroelectric); Series 2006, RB (INS–AMBAC)(a)(c)	5.25%	12/01/26	3,690	3,702,030
Northern Tobacco Securitization Corp.;
Series 2006 B, First Sub. Asset-Backed CAB RB(d)	0.00%	06/01/46	25,375	690,961
Series 2006 C, Second Sub. Asset-Backed CAB RB(d)	0.00%	06/01/46	20,860	643,531
				5,036,522

Arizona–3.85%
Flagstaff (City of) Industrial Development Authority (Senior Living Community Northern Arizona); Series 2007, Ref. RB	5.70%	07/01/42	17,830	17,834,457
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community);
Series 1999 A, Ref. RB	6.25%	08/15/20	500	500,780
Series 1999 A, Ref. RB	6.38%	08/15/29	9,700	9,704,753
Series 1999 A, Ref. RB	6.50%	08/15/31	3,500	3,501,715
Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012, Education RB	5.63%	09/01/42	2,850	2,932,251
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(e)	6.75%	07/01/44	5,250	5,893,702
Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, Education RB	5.63%	07/01/42	2,770	2,812,713
Phoenix Civic Improvement Corp.;
Series 2008 A, Sr. Lien Airport RB(f)	5.00%	07/01/22	3,500	3,986,045
Series 2008 A, Sr. Lien Airport RB(f)	5.00%	07/01/24	5,000	5,680,250
Series 2008 A, Sr. Lien Airport RB(f)	5.00%	07/01/26	5,000	5,652,200
Series 2009 A, Jr. Lien Water System RB(f)	5.00%	07/01/27	8,935	10,316,083
Series 2009 A, Jr. Lien Water System RB(f)	5.00%	07/01/28	6,785	7,805,600
Series 2009 A, Jr. Lien Water System RB(f)	5.00%	07/01/29	5,500	6,305,255
Pima (County of) Industrial Development Authority (Acclaim Charter School);
Series 2006, Education Facility RB	5.70%	12/01/26	2,200	2,207,854
Series 2006, Education Facility RB	5.80%	12/01/36	4,385	4,353,121
Pima (County of) Industrial Development Authority (Choice Education & Development Corp.);
Series 2006, Education Facility RB	6.25%	06/01/26	4,225	4,244,308
Series 2006, Education Facility RB	6.38%	06/01/36	4,890	4,912,298

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB(g)(h)	7.00%	01/01/16	$16,000	$17,730,240
Pima (County of) Industrial Development Authority (Coral Academy Science);
Series 2008 A, Education Facilities RB	7.13%	12/01/28	2,120	2,197,995
Series 2008 A, Education Facilities RB	7.25%	12/01/38	3,285	3,410,618
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.25%	05/01/44	3,000	3,090,060
Pima (County of) Industrial Development Authority (Edkey Charter Schools);
Series 2013, Ref. Education Facility RB	6.00%	07/01/43	250	235,597
Series 2013, Ref. Education Facility RB	6.00%	07/01/48	2,975	2,753,065
Pima (County of) Industrial Development Authority (Excalibur Charter School); Series 2003, Education RB	7.75%	08/01/33	2,905	2,495,773
Pima (County of) Industrial Development Authority (Global Water Resources, LLC);
Series 2006, Water & Wastewater RB(c)(e)	5.60%	12/01/22	2,000	2,036,140
Series 2006, Water & Wastewater RB(c)(e)	5.75%	12/01/32	7,120	7,227,370
Series 2007, Water & Wastewater RB(c)	6.55%	12/01/37	1,000	1,018,140
Series 2008, Water & Wastewater RB(c)	7.50%	12/01/38	12,235	12,883,700
Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Education RB	8.50%	07/01/39	1,700	1,909,304
Pima (County of) Industrial Development Authority (Milestones Charter School District);
Series 2003, Education Facility RB	7.50%	11/01/33	3,030	2,652,583
Series 2005, Education Facility RB	6.75%	11/01/33	2,865	2,311,683
Pima (County of) Industrial Development Authority (P.L.C. Charter Schools);
Series 2006, Education Facility RB	6.50%	04/01/26	2,590	2,617,558
Series 2006, Education Facility RB	6.75%	04/01/36	3,805	3,843,354
Pima (County of) Industrial Development Authority (Paradise Education Center);
Series 2006, Ref. Education RB	5.88%	06/01/22	535	545,609
Series 2006, Ref. Education RB	6.00%	06/01/36	830	838,225
Series 2010, Education RB	6.10%	06/01/45	1,400	1,444,030
Pima (County of) Industrial Development Authority (Premier & Air Co.); Series 2005, Education Facility RB(i)	7.00%	09/01/35	5,092	1,782,506
Pima (County of) Industrial Development Authority (Riverbend Prep); Series 2010, Education RB	7.00%	09/01/37	3,358	2,885,630
Pima (County of) Industrial Development Authority (Skyline Technical High School); Series 2004, Education Facility RB	7.50%	02/01/34	4,300	3,758,458
Quechan Indian Tribe of Fort Yuma (California & Arizona Governmental); Series 2008, RB	7.00%	12/01/27	5,310	5,037,438
Red Hawk Canyon Community Facilities District No. 2; Series 1998 A, Assessment RB	6.50%	12/01/17	1,570	1,568,979
Salt Verde Financial Corp.; Series 2007, Sr. Gas RB	5.00%	12/01/37	49,810	56,891,986
Sundance Community Facilities District (Assessment District No. 2); Series 2003, Special Assessment RB(e)	7.13%	07/01/27	2,084	2,086,980
Sundance Community Facilities District (Assessment District No. 3); Series 2004, Special Assessment RB	6.50%	07/01/29	362	362,279
Tempe (City of) Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB	6.25%	12/01/42	2,700	2,877,660
Series 2012 A, Ref. RB	6.25%	12/01/46	4,100	4,366,623
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School–Queen Creek and Casa Grande Campuses);
Series 2013, Education RB	5.75%	07/01/33	3,000	3,081,270
Series 2013, Education RB	6.00%	07/01/43	3,625	3,717,075
Tucson (City of) Industrial Development Authority (Catalina Assisted Living Apartments); Series 2013, Ref. MFH RB	6.00%	11/01/45	4,435	3,134,481
University Medical Center Corp.;
Series 2009, Hospital RB	6.25%	07/01/29	1,650	1,923,339
Series 2009, Hospital RB	6.50%	07/01/39	2,100	2,457,021
Series 2011, Hospital RB	6.00%	07/01/39	2,600	2,983,630

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Verrado Community Facilities District No. 1; Series 2006, Unlimited Tax GO Bonds	5.35%	07/15/31	$5,915	$6,029,988
Vistancia Community Facilities District; Series 2002, Unlimited Tax GO Bonds	6.75%	07/15/22	3,665	3,675,922
				278,505,694

California–13.33%
ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/47	6,000	6,365,280
Alhambra (City of) (Atherton Baptist Homes);
Series 2010 A, RB	7.63%	01/01/40	4,340	4,619,973
Series 2010 B, RB	6.63%	01/01/17	90	90,216
Bakersfield (City of); Series 2007 A, Wastewater RB (INS–AGM)(a)(f)	5.00%	09/15/32	14,990	16,480,306
Bay Area Toll Authority (San Francisco Bay Area); Series 2009 F-1, Toll Bridge RB(f)(g)(h)	5.13%	04/01/19	22,295	26,514,775
California (State of) Educational Facilities Authority (Stanford University);
Series 2010, RB(f)	5.25%	04/01/40	6,255	8,436,932
Series 2012 U-2, Ref. RB(f)	5.00%	10/01/32	8,745	11,600,767
Series 2014 U-6, RB(f)	5.00%	05/01/45	15,000	20,018,400
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/38	3,000	3,537,990
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2013 A, RB	5.00%	08/15/52	5,000	5,489,850
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	2,000	2,003,820
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2012 A, Mobile Home Park RB	5.50%	08/15/47	1,000	1,083,290
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(e)	6.63%	01/01/32	1,000	1,065,850
Series 2012, RB(e)	6.88%	01/01/42	1,500	1,600,650
California (State of) Municipal Finance Authority (High Tech High-Chula Vista);
Series 2008 B, Educational Facility RB(e)	6.13%	07/01/38	2,860	2,969,881
Series 2008 B, Educational Facility RB(e)	6.13%	07/01/43	2,000	2,071,900
Series 2008 B, Educational Facility RB(e)	6.13%	07/01/48	3,840	3,967,411
California (State of) Municipal Finance Authority (High Tech High-Media Arts);
Series 2008 A, Educational Facility RB(e)	6.00%	07/01/38	1,170	1,214,039
Series 2008 A, Educational Facility RB(e)	6.13%	07/01/48	2,415	2,503,630
California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB	8.50%	10/01/29	1,000	1,148,710
California (State of) Municipal Finance Authority (Santa Rosa Academy);
Series 2012 A, Charter School Lease RB	5.75%	07/01/30	7,290	7,562,209
Series 2012 A, Charter School Lease RB	6.00%	07/01/42	5,355	5,570,325
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(c)(e)	5.00%	07/01/37	13,500	14,195,790
Series 2012, Water Furnishing RB(c)(e)	5.00%	11/21/45	22,210	23,316,946
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.40%	07/01/48	3,000	3,409,170
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/42	5,000	4,833,900
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	2,170,760
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.50%	11/01/38	8,000	8,190,720
Series 2011, RB	7.25%	11/01/31	1,500	1,752,345
Series 2011, RB	7.50%	11/01/41	5,500	6,464,535
Series 2014 A, RB	6.13%	11/01/33	1,560	1,736,264
California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation–Irvine, L.L.C.–University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB	6.00%	05/15/40	5,000	5,415,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/34	$4,350	$4,629,966
California (State of) Statewide Communities Development Authority (Hospice of Napa Valley); Series 2004 A, RB	7.00%	01/01/34	3,020	3,013,265
California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB	5.25%	07/01/42	3,500	3,429,510
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2007, RB	5.40%	06/01/17	1,890	1,985,275
Series 2007, RB	5.63%	06/01/33	4,940	5,045,765
Series 2010, RB	7.50%	06/01/42	1,700	1,889,873
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	7.00%	11/15/29	1,745	2,019,995
Series 2009, Senior Living RB	7.25%	11/15/41	3,500	4,058,530
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden);
Series 2012, RB	4.75%	10/01/19	4,840	4,846,389
Series 2012, RB	6.00%	10/01/42	2,895	3,067,745
Series 2012, RB	6.00%	10/01/47	1,785	1,889,762
California (State of) Statewide Communities Development Authority Community Facilities District 2007-1 (Orinda);
Series 2007, Special Tax RB	6.00%	09/01/29	2,710	2,793,739
Series 2007, Special Tax RB	6.00%	09/01/37	6,130	6,318,191
California (State of) Statewide Communities Development Authority; Series 2008 A, Special Assessment RB	6.63%	09/02/38	7,610	7,871,936
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2002, Tobacco Settlement Asset-Backed RB	6.00%	05/01/43	15,000	14,856,600
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.);
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/38	9,380	7,562,906
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.25%	06/01/45	3,675	2,946,431
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 A, Ref. VRD RB (LOC-Union Bank N.A.)(j)(k)	0.03%	11/01/26	4,500	4,500,000
Carlsbad (City of) Community Facilities District 3 (Improvement Area 2);
Series 2008, Special Tax RB	6.10%	09/01/28	2,615	2,745,933
Series 2008, Special Tax RB	6.20%	09/01/38	5,960	6,189,698
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(d)	0.00%	08/01/46	227,175	40,746,108
Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/34	2,510	2,711,955
Fairfield (City of) Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, Special Tax RB	6.50%	09/01/23	1,435	1,564,150
Series 2008, Special Tax RB	6.75%	09/01/28	2,950	3,178,094
Series 2008, Special Tax RB	6.88%	09/01/38	5,140	5,572,428
Foothill-Eastern Transportation Corridor Agency;
Series 2013 C, Ref. Jr. Lien Toll Road RB	6.50%	01/15/43	10,750	12,631,357
Series 2014 A, Ref. Conv. Toll Road CAB RB(b)	6.85%	01/15/42	5,000	3,152,900
Series 2014 A, Ref. Toll Road CAB RB (INS–AGM)(a)(d)	0.00%	01/15/36	65,000	23,628,800
Series 2014 A, Ref. Toll Road CAB RB (INS–AGM)(a)(d)	0.00%	01/15/37	20,000	6,858,800
Series 2014 A, Ref. Toll Road RB	6.00%	01/15/49	20,000	23,037,000
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS–BHAC)(a)(f)	5.00%	06/01/45	40,380	41,271,994
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	36,880	33,765,853
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	36,100	29,825,820
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	31,245	23,393,756
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/47	23,060	18,944,482
Series 2007 A-2, Sr. Tobacco Settlement Asset-Backed RB	5.30%	06/01/37	37,500	29,701,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Hawthorne (City of) Community Facilities District No. 2006-1; Series 2006, Special Tax RB	5.00%	09/01/30	$3,000	$3,133,530
Hesperia (City of) Public Financing Authority (Redevelopment & Housing);
Series 2007 A, Tax Allocation RB (INS–SGI)(a)	5.00%	09/01/31	1,495	1,524,347
Series 2007 A, Tax Allocation RB (INS–SGI)(a)	5.00%	09/01/37	3,395	3,434,586
Inland Empire Tobacco Securitization Authority;
Series 2007 A, Tobacco Settlement RB	4.63%	06/01/21	5,900	5,647,126
Series 2007 A, Tobacco Settlement RB	5.00%	06/01/21	4,190	4,098,365
Series 2007 C-1, Asset-Backed Tobacco Settlement CAB RB(d)	0.00%	06/01/36	41,000	8,327,100
Series 2007 D, Asset-Backed Tobacco Settlement CAB RB(d)	0.00%	06/01/57	32,090	313,198
Long Beach (City of) Bond Finance Authority; Series 2007 A, Natural Gas Purchase RB	5.50%	11/15/37	11,285	13,731,475
Los Alamitos Unified School District (Capital); Series 2012, Conv. CAB COP(b)	6.05%	08/01/42	9,000	6,146,730
Los Angeles (City of) Community Facilities District No. 3 (Cascades Business Park); Series 1997, Special Tax RB	6.40%	09/01/22	550	558,718
Los Angeles (City of) Department of Water & Power; Series 2012-B, Water System RB(f)	5.00%	07/01/43	49,155	55,226,134
M-S-R Energy Authority;
Series 2009 A, Gas RB	6.50%	11/01/39	10,735	14,506,957
Series 2009 B, Gas RB	6.50%	11/01/39	8,415	11,371,779
Series 2009 C, Gas RB	6.50%	11/01/39	9,885	13,358,292
Series 2009 C, Gas RB	7.00%	11/01/34	5,000	7,002,250
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(e)	6.50%	03/01/28	5,515	6,006,000
Murrieta (City of) Community Facilities District No. 2 (The Oaks Improvement Area);
Series 2004 B, Special Tax RB	6.00%	09/01/27	990	992,267
Series 2004 B, Special Tax RB	6.00%	09/01/34	1,985	1,987,958
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	4,750	5,992,220
Orange (City of) Community Facilities District No. 06-1 (Del Rio Public Improvements); Series 2010, Special Tax RB	6.00%	10/01/40	3,500	3,609,515
Perris (City of) Public Financing Authority; Series 2006, Tax Allocation RB	5.35%	10/01/36	1,350	1,351,161
Placentia (City of) Public Financing Authority (Working Capital Financing); Series 2009, Lease RB	7.50%	06/01/19	3,915	3,927,919
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2005, Special Tax RB	5.50%	09/01/37	2,000	2,019,840
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB	6.25%	10/01/40	1,780	1,924,394
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/48	7,000	7,957,250
Roseville (City of) (Fountains Community Facilities District No. 1); Series 2008, Special Tax RB	6.13%	09/01/38	1,000	1,058,830
Sacramento (County of) Community Facilities District No. 2005-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax RB	6.00%	09/01/37	11,110	11,403,971
San Bernardino City Unified School District;
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(d)	0.00%	08/01/36	7,650	2,813,364
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(d)	0.00%	08/01/37	13,130	4,592,874
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(d)	0.00%	08/01/38	13,515	4,531,579
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(d)	0.00%	08/01/39	13,895	4,408,050
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(d)	0.00%	08/01/40	14,280	4,239,589
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(d)	0.00%	08/01/41	14,080	3,989,005
San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	7.50%	12/01/41	20,980	24,573,874
Series 2011, RB	8.00%	12/01/31	9,875	11,996,644
San Diego Unified School District (Election of 2008); Series 2012 E, Unlimited Tax Conv. CAB GO Bonds(b)	5.25%	07/01/42	20,000	9,165,000
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB	6.25%	08/01/28	1,000	1,160,250
Series 2009 D, Tax Allocation RB	6.50%	08/01/30	1,000	1,163,760

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 C, Special Tax CAB RB(d)	0.00%	08/01/36	$5,710	$1,680,739
Series 2013 C, Special Tax CAB RB(d)	0.00%	08/01/38	2,000	512,780
Series 2013 C, Special Tax CAB RB(d)	0.00%	08/01/43	17,000	3,214,530
San Gorgonio Memorial Health Care District (Election 2006); Series 2006 C, Unlimited Tax GO Bonds(g)(h)	7.20%	08/01/17	13,000	15,536,690
San Jose (City of) (Helzer Courts Apartments); Series 1999 A, MFH RB(c)	6.40%	12/01/41	14,123	14,124,412
San Jose (City of) Community Facilities District No. 9 (Bailey/Highway 101);
Series 2003, Special Tax RB	6.60%	09/01/27	2,000	2,003,040
Series 2003, Special Tax RB	6.65%	09/01/32	2,630	2,633,051
Santa Cruz (County of) Redevelopment Agency (Live Oak/Soquel Community Improvement); Series 2009 A, Tax Allocation RB	7.00%	09/01/36	3,500	4,109,770
Savanna Elementary School District (Election of 2008); Series 2012 B, Unlimited Tax Conv. CAB GO Bonds (INS–AGM)(a)(b)	6.75%	02/01/52	7,500	3,339,825
Southern California Logistics Airport Authority;
Series 2007, Tax Allocation RB(l)	6.15%	12/01/43	4,400	1,413,368
Series 2008 A, Tax Allocation CAB RB(d)	0.00%	12/01/45	18,085	544,720
Series 2008 A, Tax Allocation CAB RB(d)	0.00%	12/01/46	18,085	517,593
Series 2008 A, Tax Allocation CAB RB(d)	0.00%	12/01/47	18,085	448,870
Series 2008 A, Tax Allocation CAB RB(d)	0.00%	12/01/48	18,085	418,125
Series 2008 A, Tax Allocation CAB RB(d)	0.00%	12/01/49	18,085	381,955
Series 2008 A, Tax Allocation CAB RB(d)	0.00%	12/01/50	18,085	354,828
Series 2008 A, Tax Allocation RB	6.00%	12/01/33	1,475	473,800
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006, Tobacco Settlement Asset-Backed First Sub. CAB RB(d)	0.00%	06/01/46	35,000	876,400
Series 2006, Tobacco Settlement Asset-Backed Second Sub. CAB RB(d)	0.00%	06/01/46	27,200	587,248
Series 2006, Tobacco Settlement Asset-Backed Third Sub. CAB RB(d)	0.00%	06/01/46	47,000	941,880
Series 2006 A-1, Sr. RB	4.75%	06/01/25	10	9,896
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	21,715	17,439,316
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	2,500	1,911,800
Vallejo (City of) Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, Local Agency RB	5.80%	09/01/31	4,015	4,043,466
Victor Valley Union High School District (Election of 2008);
Series 2013 B, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/43	11,855	2,412,492
Series 2013 B, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/44	12,475	2,393,952
Series 2013 B, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/47	14,550	2,321,307
Series 2013 B, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/48	7,000	1,048,180
Series 2013 B, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/49	15,715	2,209,372
Series 2013 B, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/52	37,560	4,338,556
Yuba City (City of) Redevelopment Agency (Housing Set-Aside);
Series 2004 B, Tax Allocation RB	6.00%	09/01/31	1,060	1,061,760
Series 2004 B, Tax Allocation RB	6.00%	09/01/39	1,880	1,882,670
Yuba City (City of) Redevelopment Agency (Redevelopment); Series 2004, Tax Allocation RB	6.00%	09/01/31	1,800	1,802,988
				965,284,220

Colorado–3.76%
Arista Metropolitan District; Series 2005, Special Limited Tax GO Bonds	6.75%	12/01/35	1,964	1,967,280
Beacon Point Metropolitan District;
Series 2005 A, Limited Tax GO Bonds	6.13%	12/01/25	1,545	1,556,402
Series 2005 A, Limited Tax GO Bonds	6.25%	12/01/35	3,510	3,529,305
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. & Improvement Limited Tax GO Bonds	6.25%	12/01/32	4,005	3,768,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Buckhorn Valley Metropolitan District No. 2; Series 2003, Limited Tax GO Bonds(i)	7.00%	12/01/23	$60	$27,249
Castle Oaks Metropolitan District;
Series 2005, Limited Tax GO Bonds(g)(h)	6.00%	12/01/15	865	924,330
Series 2005, Limited Tax GO Bonds(g)(h)	6.13%	12/01/15	1,286	1,376,213
Colorado (State of) Educational & Cultural Facilities Authority (Banning Lewis Ranch Academy); Series 2006, Charter School RB(e)	6.13%	12/15/35	2,690	2,717,734
Colorado (State of) Educational & Cultural Facilities Authority (Brighton Charter School); Series 2006, Charter School RB	6.00%	11/01/36	3,255	2,857,695
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, Charter School RB	6.25%	07/01/28	1,650	1,710,027
Series 2008, Charter School RB	6.50%	07/01/38	1,000	1,033,040
Series 2013, Charter School RB	7.45%	08/01/48	2,245	2,606,445
Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy); Series 2008 A, Charter School RB	7.00%	08/01/38	1,500	1,571,340
Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy);
Series 2007, Charter School RB	5.88%	10/01/27	2,500	2,598,350
Series 2007, Charter School RB	6.00%	10/01/37	1,635	1,684,475
Series 2008 A, Charter School RB	7.25%	10/01/39	500	545,545
Colorado (State of) Educational & Cultural Facilities Authority (New Vision Charter School); Series 2008, RB(e)	6.75%	04/01/40	1,820	1,853,088
Colorado (State of) Educational & Cultural Facilities Authority (North Star Academy); Series 2008 A, Ref. & Improvement RB(e)	8.25%	11/01/39	2,890	3,171,081
Colorado (State of) Educational & Cultural Facilities Authority (Northeast Academy); Series 2007, Charter School RB (Acquired 07/27/07-03/31/08; Cost $2,302,785)(e)	5.75%	05/15/37	2,395	1,798,382
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	7.40%	12/01/38	2,000	2,258,060
Colorado (State of) Educational and Cultural Facilities Authority (Skyview Academy);
Series 2014, Ref. & Improvement Charter School RB(e)	5.38%	07/01/44	1,350	1,394,699
Series 2014, Ref. & Improvement Charter School RB(e)	5.50%	07/01/49	1,600	1,651,888
Colorado (State of) Health Facilities Authority (American Baptist Homes); Series 2009 A, RB	7.75%	08/01/39	4,000	4,430,400
Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2006 A, RB	5.75%	01/01/37	9,355	9,543,503
Series 2011, RB	6.38%	01/01/41	1,615	1,738,079
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(f)	5.00%	01/01/44	21,000	23,321,970
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group);
Series 2010 A, RB	6.00%	11/15/30	1,600	1,761,408
Series 2010 A, RB	6.25%	11/15/40	4,750	5,212,175
Series 2011, RB	5.75%	11/15/31	1,000	1,090,310
Series 2011, RB	6.00%	11/15/40	1,195	1,305,788
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.20%	07/01/22	800	777,880
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	3,260	3,031,930
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	5,815	5,121,678
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	13,935	15,578,355
Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB(i)	7.00%	12/01/29	2,500	1,766,675
Copperleaf Metropolitan District No. 2;
Series 2006, Limited Tax GO Bonds	5.85%	12/01/26	1,000	1,003,670
Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	9,000	9,011,700
Country Club Village Metropolitan District; Series 2006, Limited Tax GO Bonds	6.00%	12/01/34	592	524,257
Cross Creek Metropolitan District No. 2; Series 2006, Ref. Limited Tax GO Bonds	5.00%	12/01/37	2,630	2,275,686
Denver (City & County of) (United Airlines);
Series 2007 A, Ref. Special Facilities Airport RB(c)	5.25%	10/01/32	17,110	17,549,898
Series 2007 A, Ref. Special Facilities Airport RB(c)	5.75%	10/01/32	11,400	11,856,114

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Elbert (County of) & Highway 86 Commercial Metropolitan District; Series 2008 A, Public Improvement Fee RB(m)	3.38%	12/01/32	$4,500	$2,004,390
Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation & Public Improvement Fee Supported RB	7.50%	03/01/40	5,393	5,912,777
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/40	995	1,047,377
Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.75%	12/01/36	2,880	2,902,378
High Plains Metropolitan District;
Series 2005 A, Limited Tax GO Bonds(m)	2.76%	12/01/25	2,220	1,237,095
Series 2005 A, Limited Tax GO Bonds(m)	2.81%	12/01/35	4,000	2,222,120
Jordan Crossing Metropolitan District; Series 2006, Limited Tax GO Bonds	5.75%	12/01/36	1,350	978,480
Lafayette (City of) (Rocky Mountain Instrument);
Series 1998 A, IDR(c)	7.00%	10/01/18	3,360	3,084,514
Series 1999 A, IDR	6.75%	10/01/14	90	89,837
Liberty Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.25%	12/01/36	1,583	1,394,955
Lincoln Park Metropolitan District;
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds	6.13%	12/01/30	6,250	6,648,062
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds	6.20%	12/01/37	5,550	5,867,182
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	6,360	6,312,046
Montrose (County of) (The Homestead at Montrose, Inc.);
Series 2003 A, Health Care Facilities RB	5.75%	02/01/15	55	55,074
Series 2003 A, Health Care Facilities RB	6.75%	02/01/22	300	300,402
Series 2003 A, Health Care Facilities RB	7.00%	02/01/25	800	801,064
Series 2003 A, Health Care Facilities RB	7.00%	02/01/38	6,200	6,204,588
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	5,500	5,590,475
Neu Towne Metropolitan District; Series 2004, Limited Tax GO Bonds(m)	1.80%	12/01/34	1,500	398,265
Northwest Metropolitan District No. 3;
Series 2005, Limited Tax GO Bonds	6.13%	12/01/25	4,500	4,410,405
Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	7,450	7,145,146
Plaza Metropolitan District No. 1; Series 2013, Ref. Tax Allocation RB	5.00%	12/01/40	1,000	1,025,440
Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.50%	11/15/38	28,895	39,475,482
Reata South Metropolitan District; Series 2007 A, Limited Tax GO Bonds	7.25%	06/01/37	1,000	966,400
Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO Bonds	6.50%	12/01/35	1,000	392,700
Serenity Ridge Metropolitan District No. 2; Series 2004, Limited Tax GO Bonds(m)	3.75%	12/01/34	2,000	880,020
Tallgrass Metropolitan District; Series 2007, Ref. & Improvement Limited Tax GO Bonds	5.25%	12/01/37	4,712	4,641,933
Vista Ridge Metropolitan District; Series 2006 B, Ref. Sub. Limited Tax GO Bonds(d)(l)	0.00%	12/01/40	1,000	633,170
				272,124,025

Connecticut–0.36%
Connecticut (State of) Health & Educational Facilities Authority (St. Mary’s Hospital); Series 1997 E, RB	5.88%	07/01/22	3,660	3,666,039
Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds(e)(i)	5.13%	10/01/36	4,405	1,735,394
Hamden (Town of) (Whitney Center);
Series 2009 A, RB	7.63%	01/01/30	2,880	3,002,774
Series 2009 A, RB	7.75%	01/01/43	10,995	11,306,378
Series 2009 C, RB(g)	7.25%	01/01/16	2,000	2,035,600
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,569,160
Manchester (Town of) Redevelopment Agency (Bennet Housing Development); Series 1993, MFH Mortgage RB (Acquired 09/20/99; Cost $519,182)(e)	7.20%	12/01/18	560	564,021
				25,879,366

Delaware–0.10%
Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/42	1,350	1,415,813
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/30	1,610	1,642,908

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware–(continued)
Wilmington (City of) (Electra Arms Senior Association); Series 1998, MFH Rental RB(c)	6.25%	06/01/28	$3,990	$3,990,798
				7,049,519

District of Columbia–1.22%
District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB	6.38%	03/01/31	2,000	2,176,560
Series 2011, RB	6.63%	03/01/41	5,150	5,586,102
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/40	7,000	8,243,200
District of Columbia (Gallaudet University); Series 2011, University RB	5.50%	04/01/41	3,000	3,321,390
District of Columbia (Methodist Home);
Series 1999, RB	6.00%	01/01/29	2,545	2,422,866
Series 2009 A, RB	7.50%	01/01/39	1,520	1,523,678
District of Columbia (Provident Group–Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	6,930	7,061,601
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/39	2,000	2,243,060
Series 2009, Hospital RB	6.50%	10/01/29	5,000	5,668,550
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 C, Asset-Backed CAB RB(d)	0.00%	06/15/55	60,320	461,448
District of Columbia Water & Sewer Authority; Series 2013 A, Sub. Lien Public Utility RB(f)	5.00%	10/01/44	27,000	30,657,690
District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB(f)	5.00%	12/01/25	16,165	18,831,255
				88,197,400

Florida–7.13%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.88%	11/15/36	10,500	10,522,470
Series 2007, IDR	5.88%	11/15/42	20,365	20,300,239
Alachua (County of) Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB	6.25%	11/15/44	2,500	2,672,975
Series 2014, RB	6.38%	11/15/49	5,250	5,658,030
Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/32	1,000	1,199,800
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/42	2,500	2,957,400
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/46	2,000	2,364,200
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs);
Series 2011 A, RB	8.00%	11/15/31	3,000	3,517,140
Series 2011 A, RB	8.13%	11/15/41	11,200	13,027,056
Series 2011 A, RB	8.13%	11/15/46	6,000	6,970,140
Anthem Park Community Development District; Series 2004, Capital Improvement Special Assessment RB	5.80%	05/01/36	5,795	5,579,542
Bloomingdale (Villages of) Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/36	2,890	2,897,427
Bluewaters Community Development District; Series 2004, Special Assessment RB	6.00%	05/01/35	2,555	2,591,996
Bonnet Creek Resort Community Development District;
Series 2002, Special Assessment RB	7.38%	05/01/34	3,000	3,001,050
Series 2002, Special Assessment RB	7.50%	05/01/34	5,005	5,007,302
Broward (County of) (Civic Arena);
Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS–AGM)(a)(f)	5.00%	09/01/24	7,555	8,151,316
Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS–AGM)(a)(f)	5.00%	09/01/25	7,910	8,534,336
Buckeye Park Community Development District; Series 2008 A, Capital Improvement Special Assessment RB(i)	7.88%	05/01/38	4,900	1,970,927
Capital Trust Agency (Miami Community Charter School) Series 2010 A, RB	7.00%	10/15/40	1,500	1,636,035
Capital Trust Agency (Million Air One LLC); Series 2011, RB(c)	7.75%	01/01/41	14,400	15,013,440
Caribe Palm Community Development District; Series 2005 A, Special Assessment RB	5.85%	05/01/35	675	686,792
Championsgate Community Development District; Series 1998 A, Capital Improvement Special Assessment RB	6.25%	05/01/20	1,960	1,930,737

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB(e)	8.13%	05/15/44	$5,560	$6,060,011
Series 2014 A, Continuing Care Community RB(e)	8.25%	05/15/49	44,570	48,572,386
Series 2014 B-1, TEMPS-85SM Continuing Care Community RB(e)	6.88%	05/15/21	8,350	8,423,897
Series 2014 B-2, TEMPS-70sm Continuing Care Community RB(e)	6.50%	05/15/20	5,000	5,027,300
Cory Lakes Community Development District;
Series 2001 A, Special Assessment RB	8.38%	05/01/17	130	135,585
Series 2001 B, Special Assessment RB	8.38%	05/01/17	80	83,437
East Homestead Community Development District;
Series 2013, Special Assessment RB	5.00%	11/01/33	1,000	1,015,050
Series 2013, Special Assessment RB	5.63%	11/01/43	2,000	2,071,840
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB	7.25%	10/01/40	14,000	17,049,200
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2006 A, RB(l)	6.00%	05/15/36	2,130	1,363,328
Series 2007 A, RB(l)	6.13%	05/15/37	1,855	1,187,311
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, Educational Facilities RB	6.00%	06/15/32	4,250	4,267,893
Series 2012 A, Educational Facilities RB	6.13%	06/15/43	4,250	4,240,948
Florida Development Finance Corp. (Sculptor Charter School);
Series 2008 A, RB	7.25%	10/01/38	2,710	2,906,936
Series 2012, RB	7.00%	10/01/26	125	139,681
Series 2012, RB	7.25%	10/01/41	595	662,788
Florida Housing Finance Corp. (Westchase Apartments); Series 1998 B, RB(c)(g)	6.61%	07/01/28	9,475	7,192,188
Gramercy Farms Community Development District;
Series 2007 A-1, Special Assessment RB(i)	5.25%	05/01/39	1,335	13
Series 2007 A-2, Special Assessment RB(i)	5.25%	05/01/39	1,700	17
Series 2011, Ref. Special Assessment Conv. CAB RB(b)	6.75%	05/01/39	29,070	3,857,298
Hammock Bay Community Development District; Series 2004 A, Special Assessment RB	6.13%	05/01/35	2,420	2,456,348
Harbour Isles Community Development District; Series 2004, Special Assessment RB	6.13%	05/01/35	1,255	1,275,030
Heritage Harbor Community Development District; Series 1997, Recreational RB	7.75%	05/01/23	360	359,946
Hillsborough (County of) Industrial Development Authority (Health Facilities); Series 2008 B, IDR(g)(h)	8.00%	08/15/19	1,000	1,333,290
Jacksonville (City of) Economic Development Commission (Proton Therapy Institute); Series 2007 A, Ref. Health Care Facilities RB(e)	6.25%	09/01/27	10,500	11,445,315
Kendall Breeze Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/34	1,290	1,302,229
Lakeland (City of) (Carpenter’s Home Estate Accident Investor); Series 2008, Ref. First Mortgage Retirement Community RB	6.38%	01/01/43	2,250	2,378,115
Lakeside Landings Community Development District; Series 2007 A, Special Assessment RB(i)	5.50%	05/01/38	1,000	436,520
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark);
Series 2012, Ref. RB	5.25%	10/01/32	4,500	4,572,405
Series 2012, Ref. RB	5.75%	10/01/42	10,100	10,425,422
Series 2012, Ref. RB	6.50%	10/01/47	10,000	10,763,900
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR	5.50%	06/15/32	1,880	1,973,304
Series 2012, IDR	5.75%	06/15/42	3,210	3,357,243
Leon (County of) Educational Facilities Authority (Southgate Residence Hall); Series 1998 A, Ref. RB	6.75%	09/01/28	7,355	7,355,441
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2004, Ref. RB(e)(g)(h)	6.75%	11/15/14	840	851,726
Miami-Dade (County of) (Building Better Communities Program); Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(a)(f)	5.00%	07/01/30	15,210	16,828,496
Miami-Dade (County of) (Miami International Airport); Series 2008 A, Aviation RB (INS–AGC)(a)(c)(f)	5.25%	10/01/33	16,500	18,428,190
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	500	568,900
Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	250	280,698
Series 2011, Ref. Hospital RB	6.00%	08/01/46	1,000	1,133,420

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of) School Board;
Series 2008 B, COP (INS–AGC)(a)(f)	5.25%	05/01/26	$5,000	$5,611,100
Series 2008 B, COP (INS–AGC)(a)(f)	5.25%	05/01/27	10,000	11,222,200
Miami-Dade (County of);
Series 2005 A, Sub. Special Obligation CAB RB (INS–NATL)(a)(d)	0.00%	10/01/40	10,070	2,603,498
Series 2009, Sub. Special Obligation CAB RB(d)	0.00%	10/01/35	12,000	4,561,440
Series 2009, Sub. Special Obligation CAB RB(d)	0.00%	10/01/42	42,215	10,102,049
Mount Dora (City of) Health Facilities Authority (Waterman Village);
Series 2002 A, RB	6.75%	08/15/25	3,000	2,699,220
Series 2004 A, Ref. RB	5.75%	08/15/18	3,080	2,922,735
Oak Creek Community Development District; Series 2004, Special Assessment RB	5.80%	05/01/35	1,520	1,537,480
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. RB	5.70%	07/01/26	4,000	4,034,520
Series 2007, First Mortgage RB	5.50%	07/01/32	6,750	6,830,662
Series 2007, First Mortgage RB	5.50%	07/01/38	7,450	7,501,852
Orange (County of) Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/28	1,715	1,715,189
Orange (County of) Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/31	3,535	3,540,267
Orange (County of) Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/31	730	731,088
Orange (County of) Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/31	200	200,298
Orange (County of) Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/31	730	731,088
Orange (County of) Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/31	285	285,425
Orlando (City of) Urban Community Development District; Series 2004, Capital Improvement Special Assessment RB	6.25%	05/01/34	1,000	1,013,840
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB(n)	6.13%	05/01/35	410	4
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	415	416,868
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	615	604,527
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/49	2,750	3,088,333
Palm Beach (County of) Housing Finance Authority (Lake Delray Apartments); Series 1999 A, MFH RB(c)	6.40%	01/01/31	8,005	8,007,001
Palm Coast Park Community Development District; Series 2006, Special Assessment RB	5.70%	05/01/37	4,460	3,107,906
Pine Ridge Plantation Community Development District; Series 2006 A, Capital Improvement Special Assessment RB	5.40%	05/01/37	1,525	1,260,153
Pinellas (County of) Educational Facilities Authority (Pinellas Preparatory Academy);
Series 2011 A, RB	6.13%	09/15/21	400	431,352
Series 2011 A, RB	7.13%	09/15/41	3,250	3,538,080
Poinciana West Community Development District; Series 2007, Special Assessment RB	6.00%	05/01/37	1,495	1,501,100
Port St. Lucie (City of) (Glassman Special Assessment District); Series 2003 C, Special Assessment RB	6.75%	07/01/23	3,300	3,302,970
Reunion East Community Development District;
Series 2002 A-1, Special Assessment RB	7.38%	05/01/33	690	700,937
Series 2002 A-2, Special Assessment RB(l)	7.38%	05/01/33	310	215,890
Series 2005, Special Assessment RB(i)	5.80%	05/01/36	4,300	2,994,606
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB(e)	5.50%	10/01/24	5,350	5,829,948
Seven Oaks Community Development District II;
Series 2003 A, Special Assessment RB	6.40%	05/01/34	4,375	4,264,794
Series 2004 A, Special Assessment RB	5.88%	05/01/35	2,475	2,315,363
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2014 A, Ref. Floating Rate Health Care RB(o)	1.34%	01/01/49	11,363	4,558,067
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/49	4,205	42
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB	6.00%	08/01/45	4,000	4,349,880
St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group);
Series 2009 A, Ref. RB	6.25%	11/15/29	150	177,680
Series 2009 A, Ref. RB	6.50%	11/15/39	1,000	1,190,210

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	$1,495	$1,156,667
Stonegate Community Development District; Series 2008, Special Assessment RB	8.13%	05/01/39	4,580	4,975,804
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS–NATL)(a)(f)	6.00%	10/01/29	13,440	18,157,037
Town Center at Palm Coast Community Development District; Series 2005, Capital Improvement Special Assessment RB	6.00%	05/01/36	10,745	10,112,012
Treeline Preserve Community Development District; Series 2007 A, Special Assessment RB(l)	6.80%	05/01/39	4,895	1,958,734
Turnbull Creek Community Development District;
Series 2005, Special Assessment RB	5.80%	05/01/35	3,295	3,275,065
Series 2006, Special Assessment RB	5.25%	05/01/37	3,320	3,032,488
University Square Community Development District; Series 2007 A-1, Capital Improvement Special Assessment RB	5.88%	05/01/38	2,785	2,828,418
Waterlefe Community Development District; Series 2001, Golf Course RB(i)	8.13%	10/01/25	2,645	183,669
West Villages Improvement District; Series 2007, Special Assessment RB(i)	5.50%	05/01/38	9,000	8,801,190
Winter Garden Village at Fowler Groves Community Development District; Series 2006, Special Assessment RB	5.65%	05/01/37	2,440	2,490,459
World Commerce Community Development District; Series 2004 A-2, Special Assessment RB	6.13%	05/01/35	1,425	1,417,419
				516,062,019

Georgia–1.08%
Americus (City of) & Sumter (County of) Hospital Authority (Magnolia Manor Obligated Group);
Series 2013 A, Ref. RB	6.25%	05/15/33	3,950	4,280,378
Series 2013 A, Ref. RB	6.38%	05/15/43	8,000	8,607,520
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	12,000	14,165,880
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	4,700	4,849,930
Clayton (County of) Development Authority (Delta Air Lines, Inc.);
Series 2009 A, Special Facilities RB	8.75%	06/01/29	4,500	5,633,460
Series 2009 B, Special Facilities RB(c)	9.00%	06/01/35	9,595	10,033,012
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.);
Series 2010, RAC	6.00%	09/01/30	2,200	2,381,588
Series 2010, RAC	6.13%	09/01/40	6,510	6,953,656
Main Street Natural Gas, Inc.; Series 2007-A, Gas Project RB	5.50%	09/15/28	9,225	11,143,800
Rockdale (County of) Development Authority (Visy Paper); Series 2007 A, RB(c)	6.13%	01/01/34	9,615	9,871,528
				77,920,752

Guam–0.10%
Guam (Territory of) Waterworks Authority; Series 2005, Water & Wastewater System RB(g)(h)	5.88%	07/01/15	7,250	7,594,955

Hawaii–0.37%
Hawaii (State of) Department of Budget & Finance (15 Craigside);
Series 2009 A, Special Purpose Senior Living RB	8.75%	11/15/29	850	1,009,536
Series 2009 A, Special Purpose Senior Living RB	9.00%	11/15/44	6,530	7,747,388
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2007 A, Special Purpose RB (INS–FGIC)(a)(c)	4.65%	03/01/37	4,210	4,321,607
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds(f)	5.25%	04/01/29	12,000	13,841,520
				26,920,051

Idaho–0.42%
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, Solid Waste Disposal RB (Acquired 11/03/06; Cost $7,640,000)(c)(e)(i)	7.50%	11/01/24	7,640	76
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014 A, RB	8.00%	10/01/44	4,000	4,173,880
Series 2014 A, RB	8.13%	10/01/49	9,000	9,392,220
Series 2014 B-1, TEMPS-75SM RB	6.50%	10/01/22	2,140	2,167,371

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–(continued)
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/37	$8,355	$8,587,520
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2010 A, Non-profit Facilities RB	6.25%	07/01/40	1,000	1,067,750
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-profit Facilities RB	6.00%	06/01/38	750	783,487
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. Non-profit Facilities RB(e)	6.75%	07/01/28	79	72,125
Series 2014 A, Ref. Non-profit Facilities RB(e)	6.75%	07/01/36	526	470,888
Series 2014 A, Ref. Non-profit Facilities RB(e)	6.75%	07/01/48	1,061	934,344
Series 2014 B, Ref. Non-profit Facilities CAB RB(d)(e)	0.00%	07/01/49	9,112	464,263
Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Non-profit Facilities RB	8.25%	07/01/39	745	841,664
Idaho (State of) Housing & Finance Association; Series 2008 A, Non-profit Facilities RB	6.13%	07/01/38	1,580	1,658,858
				30,614,446

Illinois–10.16%
Annawan (Village of) (Patriot Renewable Fuels, LLC); Series 2007, Tax Increment Allocation RB	5.63%	01/01/18	2,620	2,432,880
Antioch (Village of) Special Service Area No. 1 (Deercrest); Series 2003, Special Tax RB	6.63%	03/01/33	3,569	3,197,039
Aurora (City of) (East River Area TIF No. 6); Series 2008 A, Tax Increment Allocation RB	6.75%	12/30/27	2,170	2,341,647
Aurora (City of) (River City TIF No. 3); Series 2008 B, Tax Increment Allocation RB	6.50%	12/30/23	3,395	3,691,621
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	5,000	5,107,800
Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/27	2,000	2,008,740
Bolingbrook (Village of);
Series 2005, Sales Tax RB	5.75%	01/01/15	210	205,443
Series 2005, Sales Tax RB	6.00%	01/01/26	4,500	4,123,620
Series 2005, Sales Tax RB	6.25%	01/01/24	6,000	5,702,820
Bourbonnais (Village of) (Olivet Nazarene University); Series 2013, Industrial Project RB	5.00%	11/01/44	2,775	2,944,136
Bradley (Village of) (Bradley Commons); Series 2007, Tax Increment Allocation RB	6.10%	01/01/27	2,670	2,738,192
Chicago (City of) (Asphalt Operating Services); Series 2010, Recovery Zone Facility RB	6.13%	12/01/18	5,965	6,325,346
Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	2,655	2,026,747
Chicago (City of) (Lakeshore East); Series 2003, Special Assessment Improvement RB	6.63%	12/01/22	3,432	3,481,284
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (INS–AGM)(a)(f)	5.00%	01/01/33	14,000	14,734,720
Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)(f)	5.00%	12/01/32	13,050	13,470,079
Chicago (City of) Transit Authority; Series 2014, Sales Tax Receipts RB(f)	5.25%	12/01/49	27,000	30,068,820
Chicago (City of);
Series 2011, COP	7.13%	05/01/21	1,000	1,074,860
Series 2011, COP	7.13%	05/01/25	9,700	10,557,868
Series 2011, COP	7.13%	05/01/25	9,185	9,997,321
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	10,000	10,684,800
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB(e)(i)	5.50%	03/01/17	3,439	1,035,896
Deerfield (Village of);
Series 2011, Ref. CAB RB(d)	0.00%	10/01/31	1,803	455,888
Series 2011, Ref. RB	6.00%	10/01/42	3,362	3,081,475
Du Page (County of) Special Service Area No. 31 (Monarch Landing); Series 2006, Special Tax RB	5.40%	03/01/16	78	79,913
East Dundee (Village of) (Route 25 South Redevelopment); Series 2012, Limited Obligation Tax Increment Allocation RB	5.63%	12/01/31	1,530	1,491,949
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/34	1,625	1,384,305
Hillside (Village of) (Mannheim Redevelopment);
Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/20	745	783,777
Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/28	8,000	8,364,800
Illinois (State of) Finance Authority (Beacon Hill); Series 2005 A, Ref. RB	5.35%	02/15/15	225	225,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Christian Homes, Inc.);
Series 2007 A, Ref. RB	5.75%	05/15/26	$5,575	$5,777,930
Series 2007 A, Ref. RB	5.75%	05/15/31	2,825	2,914,694
Illinois (State of) Finance Authority (Clare Oaks);
Series 2012 A-1, RB	7.00%	11/15/27	1,080	991,894
Series 2012 A-2, RB	7.00%	11/15/27	2,870	2,734,421
Series 2012 A-3, RB	7.00%	11/15/17	710	691,675
Series 2012 B, Ref. Sub. RB	4.00%	11/15/52	9,484	6,146,326
Series 2012 C-1, Ref. Sub. RB(d)	0.00%	11/15/52	3,902	136,334
Series 2012 C-2, Ref. Sub. RB(p)	4.00%	11/15/52	780	210,635
Series 2012 C-3, Ref. Sub. Conv. RB(d)	0.00%	11/15/52	780	132,596
Illinois (State of) Finance Authority (Clare Water Tower);
Series 2010 A-6, Ref. RB(i)	6.00%	05/15/28	1,249	12
Series 2010 A-7, Ref. RB(i)	6.13%	05/15/41	11,264	113
Series 2010 B, Ref. CAB RB(d)(i)	0.00%	05/15/50	5,966	60
Illinois (State of) Finance Authority (Clinic Altgeld); Series 1996, Community Facilities RB	8.00%	11/15/16	1,215	1,217,624
Illinois (State of) Finance Authority (Collegiate Housing Foundation–DeKalb II, LLC–Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/43	7,000	8,174,180
Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB(i)	6.13%	08/15/28	1,000	900
Series 2008 A, Ref. RB(i)	6.25%	08/15/35	3,500	3,150
Series 2008 A, Ref. RB(i)	6.25%	08/15/40	5,500	4,950
Illinois (State of) Finance Authority (Friendship Village of Schaumburg);
Series 2005 A, RB	5.38%	02/15/25	1,000	1,000,490
Series 2005 A, RB	5.63%	02/15/37	8,000	7,715,840
Series 2010, RB	7.13%	02/15/39	1,710	1,806,940
Series 2010, RB	7.25%	02/15/45	8,900	9,423,943
Illinois (State of) Finance Authority (Greenfields of Geneva);
Series 2010 A, RB	7.90%	02/15/25	3,285	3,390,908
Series 2010 A, RB	8.00%	02/15/28	3,000	3,072,360
Series 2010 A, RB	8.13%	02/15/40	14,440	15,013,990
Series 2010 A, RB	8.25%	02/15/46	28,435	29,645,478
Series 2010 C-2, TEMPS-65SM RB	6.75%	02/15/16	1,465	1,466,216
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/28	500	500,150
Series 2006 A, RB	6.00%	08/15/26	3,850	3,918,453
Series 2006 A, RB	6.00%	08/15/39	10,460	10,531,546
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.63%	05/15/42	6,000	6,154,980
Series 2012, Ref. RB	5.75%	05/15/46	1,500	1,550,190
Illinois (State of) Finance Authority (Montgomery Place); Series 2006 A, RB	5.75%	05/15/38	3,000	3,059,550
Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	20,000	21,369,600
Illinois (State of) Finance Authority (Norwegian American Hospital Inc.);
Series 2008, RB	7.63%	09/15/28	2,000	2,066,600
Series 2008, RB	7.75%	09/15/38	3,000	3,073,560
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2010 A, RB	8.00%	05/15/30	1,300	858,000
Series 2010 A, RB	8.13%	05/15/40	9,370	6,184,200
Series 2010 A, RB	8.25%	05/15/45	19,000	12,540,000
Series 2010 D-1, TEMPS-75SM RB	7.25%	08/15/16	8,230	5,431,800
Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	550	363,000
Series 2010 D-3, TEMPS-50sM RB	6.25%	08/15/15	1,630	1,304,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/43	$12,210	$13,151,635
Illinois (State of) Finance Authority (Plymouth Place); Series 2013, Ref. RB	6.00%	05/15/43	10,600	10,316,132
Illinois (State of) Finance Authority (Provena Health); Series 2009 A, RB	7.75%	08/15/34	12,800	15,967,744
Illinois (State of) Finance Authority (Riverside Health System); Series 2004, VRD RB (LOC–JP Morgan Chase Bank N.A.)(j)(k)	0.06%	11/15/29	6,555	6,555,000
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	24,235	29,028,441
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers);
Series 2008, Ref. RB	5.50%	08/15/30	5,000	5,272,150
Series 2009, RB	6.88%	08/15/38	21,875	25,285,750
Illinois (State of) Finance Authority (Smith Village);
Series 2005 A, RB	5.70%	11/15/20	500	506,310
Series 2005 A, RB	6.13%	11/15/25	1,100	1,105,335
Series 2005 A, RB	6.25%	11/15/35	1,500	1,503,960
Illinois (State of) Finance Authority (The Admiral at the Lake);
Series 2010 A, RB	7.25%	05/15/20	1,905	1,936,109
Series 2010 D-1, TEMPS-75SM RB	7.00%	05/15/18	1,550	1,551,829
Series 2010 D-2, TEMPS-65SM RB	6.38%	05/15/17	4,880	4,886,393
Illinois (State of) Finance Authority (The Landing at Plymouth Place);
Series 2005 A, RB	6.00%	05/15/25	5,500	5,525,080
Series 2005 A, RB	6.00%	05/15/37	19,685	19,442,481
Illinois (State of) Finance Authority (Three Crowns Park Plaza);
Series 2006 A, RB	5.88%	02/15/26	1,000	1,014,620
Series 2006 A, RB	5.88%	02/15/38	1,500	1,509,585
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. Charter School RB	6.88%	10/01/31	3,485	4,029,915
Series 2011, Ref. Charter School RB	7.13%	10/01/41	1,000	1,166,010
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(f)	5.25%	10/01/52	27,000	30,329,100
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2003 A-1, RB(i)	6.90%	11/15/33	8,750	6,878,987
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB(c)	5.05%	08/01/29	1,320	1,359,508
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB(f)	5.50%	06/15/50	18,000	19,679,760
Illinois (State of) Real Estate Lease; Series 1998, Ctfs. RB (INS–ACA)(a)(e)	6.20%	06/15/18	3,181	3,227,138
Illinois (State of) Toll Highway Authority; Series 2008 B, RB(f)	5.50%	01/01/33	29,000	32,256,700
Lombard Public Facilities Corp.; Series 2005 A-1, First Tier Conference Center & Hotel RB	6.38%	01/01/15	270	161,557
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	3,390	3,690,354
Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB (Acquired 09/14/06; Cost $1,800,000)(e)(l)	5.75%	12/30/25	1,800	945,252
Manhattan (Village of) Special Service Area No. 04-1 (Brookstone Springs); Series 2005, Special Tax RB	6.10%	03/01/35	4,266	4,359,852
Non-Profit Preferred Funding Trust I;
Series 2007, Class A-2L, RB(e)	4.24%	09/15/37	44,302	18,236,742
Series 2007, Class A-2T, RB(e)	4.37%	09/15/37	25,805	10,583,023
Pingree Grove (Village of) (Cambridge Lakes Learning Center);
Series 2007, RB	6.00%	06/01/36	4,875	4,581,866
Series 2011, RB	8.50%	06/01/41	3,290	3,640,846
Pingree Grove (Village of) (Cambridge Lakes); Series 2006-1, Special Service Area No. 7 Special Tax RB	6.00%	03/01/36	8,354	8,502,952
Pingree Grove (Village of) Special Service Area No. 2 (Cambridge Lakes); Series 2005-2, Special Tax RB	6.00%	03/01/35	6,773	6,896,810
Plano (City of) Special Service Area No. 1 (Lakewood Springs); Series 2004 A, Special Tax RB	6.20%	03/01/34	3,962	4,015,210
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB(l)	5.80%	03/01/37	5,615	1,906,517

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Quad Cities Regional Economic Development Authority (Heritage Woods Moline Supportive Living Facility); Series 2006, MFH RB(c)	6.00%	12/01/41	$1,270	$1,214,171
Railsplitter Tobacco Settlement Authority; Series 2010, RB	6.00%	06/01/28	17,050	20,093,084
Regional Transportation Authority; Series 1994 B, RB (INS–AMBAC)(a)	8.00%	06/01/17	2,095	2,405,479
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, Senior Care Facilities RB	5.50%	12/01/26	800	723,616
Series 2006, Senior Care Facilities RB	5.85%	12/01/36	3,000	2,643,990
Southwestern Illinois Development Authority (U.S. Steel Corp.) Series 2012, RB(c)	5.75%	08/01/42	5,500	5,581,785
St. Charles (City of) (Zylstra);
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/21	1,535	1,571,487
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/25	1,980	1,983,604
St. Charles (City of) Special Service Area No. 21; Series 1998, RB	6.63%	03/01/28	1,760	1,760,739
United City of Yorkville (City of) (Storm Water/Water Improvement);
Series 2007, Business District RB(i)	6.00%	01/01/26	3,045	2,234,999
Series 2007, Business District RB(i)	6.00%	01/01/27	285	208,728
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB(i)	6.25%	03/01/35	5,408	2,904,745
United City of Yorkville (City of) Special Service Area No. 2005-108 (Autumn Creek); Series 2006, Special Tax RB(l)	6.00%	03/01/36	2,695	2,573,024
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/28	4,175	4,220,132
Upper Illinois River Valley Development Authority (Living Springs McHenry Supportive Living Facility); Series 2007, MFH RB(c)	6.10%	12/01/41	3,900	3,778,827
Upper Illinois River Valley Development Authority (Pleasant View Luther Home);
Series 2010, RB	7.00%	11/15/30	2,000	2,127,720
Series 2010, RB	7.25%	11/15/40	3,200	3,395,968
Series 2010, RB	7.38%	11/15/45	1,700	1,804,601
Series 2012, RB	6.00%	05/15/42	6,505	6,299,637
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	3,708	3,727,986
Western Illinois Economic Development Authority (Carthage Memorial Hospital);
Series 2008 B, Hospital RB	7.00%	06/01/33	2,295	2,404,334
Series 2008 B, Hospital RB	7.05%	06/01/37	4,700	4,911,688
Wheeling (Village of) (N. Milwaukee/Lake-Cook TIF); Series 2005, Tax Increment Allocation RB	6.00%	01/01/25	8,030	8,042,446
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(c)	7.00%	12/01/42	2,970	3,066,763
				735,084,908

Indiana–2.63%
Carmel (City of) (Barrington Carmel);
Series 2012 A, RB	7.00%	11/15/27	1,550	1,703,946
Series 2012 A, RB	7.00%	11/15/32	2,980	3,224,777
Series 2012 A, RB	7.13%	11/15/42	12,200	13,143,670
Series 2012 A, RB	7.13%	11/15/47	9,940	10,675,461
Series 2012 C-1, TEMPS-75SM RB	5.75%	11/15/19	2,000	2,001,800
Series 2012 C-2, TEMPS-65SM RB	5.25%	11/15/18	2,330	2,331,538
Crown Point (City of) (Wittenberg Village);
Series 2009 A, Economic Development RB	8.00%	11/15/29	3,100	3,525,258
Series 2009 A, Economic Development RB	8.00%	11/15/39	9,250	10,368,695
Indiana (State of) Finance Authority (Irvington Community School);
Series 2009 A, Educational Facilities RB	7.75%	07/01/23	1,040	1,042,922
Series 2009 A, Educational Facilities RB	8.00%	07/01/29	1,385	1,375,277
Series 2009 A, Educational Facilities RB	9.00%	07/01/39	3,575	3,695,942
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB(c)	5.25%	01/01/51	32,000	34,238,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	$7,045	$7,284,671
Indiana (State of) Finance Authority (U.S. Steel Corp); Series 2011, Ref. Environmental RB	6.00%	12/01/19	8,000	8,782,480
Indianapolis (City of) (Ritter Affordable Assisted Living); Series 2014, MFH RB	6.90%	12/01/33	5,500	5,715,490
North Manchester (Town of) Economic Development Authority (Peabody Retirement Community);
Series 2013, Ref. RB(p)	5.13%	12/01/45	1,558	724,055
Series 2013, Ref. Sub. RB	1.00%	12/01/45	1,341	13
St. Joseph (County of) (Holy Cross Village at Notre Dame); Series 2006 A, Economic Development RB	6.00%	05/15/38	1,150	1,165,617
St. Joseph (County of) (University of Notre Dame du Lac); Series 2007, VRD Educational Facilities RB(j)	0.03%	03/01/42	35,000	35,000,000
St. Joseph (County of) Redevelopment District;
Series 1997 B, Tax Increment Allocation CAB RB(d)	0.00%	12/30/14	125	122,416
Series 1997 B, Tax Increment Allocation CAB RB(d)	0.00%	12/30/15	125	113,374
Series 1997 B, Tax Increment Allocation CAB RB(d)	0.00%	12/30/16	125	104,997
Valparaiso (City of) (Pratt Paper, LLC);
Series 2013, Exempt Facilities RB(c)	6.75%	01/01/34	10,785	12,230,406
Series 2013, Exempt Facilities RB(c)	7.00%	01/01/44	11,000	12,497,100
Vigo (County of) Hospital Authority (Union Hospital, Inc.);
Series 2007, RB(e)	5.70%	09/01/37	8,000	8,064,000
Series 2007, RB(e)	5.75%	09/01/42	5,780	5,826,645
Series 2007, RB(e)	5.80%	09/01/47	5,645	5,696,539
				190,655,169

Iowa–3.04%
Altoona (City of);
Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/28	1,250	1,356,250
Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/39	5,000	5,346,950
Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/43	5,500	5,869,765
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.25%	06/15/36	1,250	1,341,387
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	5,755	6,300,862
Des Moines (City of) (Luther Park Apartments, Inc.);
Series 2004, Senior Housing RB	6.00%	12/01/23	500	501,865
Series 2004, Senior Housing RB	6.25%	12/01/34	2,245	2,250,141
Series 2007 A, Ref. MFH RB(e)	5.30%	12/01/36	3,500	3,380,860
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	14,000	14,428,260
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB	5.00%	12/01/19	10,000	10,644,700
Series 2013, Midwestern Disaster Area RB	5.25%	12/01/25	25,855	28,020,615
Series 2013, Midwestern Disaster Area RB	5.50%	12/01/22	27,195	28,709,490
Iowa (State of) Finance Authority (Madrid Home);
Series 2007, Ref. Health Care Facility RB	5.75%	11/15/24	1,000	1,010,980
Series 2007, Ref. Health Care Facility RB	5.80%	11/15/29	1,930	1,930,811
Series 2007, Ref. Health Care Facility RB	5.90%	11/15/37	2,750	2,683,230
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, Asset-Backed RB	5.60%	06/01/34	27,450	24,421,441
Series 2005 C, Asset-Backed RB	5.38%	06/01/38	175	145,350
Series 2005 C, Asset-Backed RB	5.50%	06/01/42	23,435	19,726,177
Series 2005 C, Asset-Backed RB	5.63%	06/01/46	33,390	28,133,078
Series 2005 D, Asset-Backed CAB RB(d)	0.00%	06/01/46	180,800	12,838,608
Jefferson (County of) Hospital; Series 2007 C, RB	5.95%	08/01/37	1,435	1,461,260
Marion (City of) (Village Place at Marion);
Series 2005 A, MFH RB	5.65%	09/01/25	155	145,567
Series 2005 A, MFH RB	6.00%	09/01/35	400	364,076

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/32	$7,415	$7,572,124
Polk (County of) (Luther Park Health Center, Inc.);
Series 2004, Health Care Facilities RB	6.00%	10/01/24	290	290,316
Series 2004, Health Care Facilities RB	6.15%	10/01/36	3,100	3,101,829
Series 2007 A, Ref. Health Care Facilities RB	5.30%	04/01/37	4,700	4,649,710
Series 2007 C, Health Care Facilities RB	6.00%	04/01/37	3,320	3,381,453
				220,007,155

Kansas–0.72%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.75%	11/15/38	1,900	2,156,614
Lenexa (City of) (Lakeview Village, Inc.);
Series 2009, Health Care Facilities RB	7.13%	05/15/29	500	556,475
Series 2009, Health Care Facilities RB	7.25%	05/15/39	1,500	1,655,820
Olathe (City of) (Aberdeen Village, Inc.);
Series 2005, Ref. Senior Living Facility RB	6.13%	05/15/30	1,000	1,015,820
Series 2005 A, Ref. Senior Living Facility RB	5.60%	05/15/28	1,500	1,500,270
Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facility RB	6.00%	11/15/38	2,500	2,509,725
Olathe (City of) (West Village Center);
Series 2007, Special Obligation Tax Increment Allocation RB	5.30%	09/01/17	500	409,455
Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/22	3,315	2,442,426
Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/26	2,835	1,936,050
Overland Park (City of) Transportation Development District (Grass Creek); Series 2006, Special Assessment RB	5.13%	09/01/28	1,485	1,493,019
Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special Obligation Tax Increment Allocation RB	5.75%	08/01/24	920	924,867
Roeland Park (City of) (TDD No. 1);
Series 2005, Transportation Development District Sales Tax RB	5.75%	12/01/25	445	350,010
Series 2006 A, Transportation Development District Sales Tax RB	5.88%	12/01/25	865	687,995
Roeland Park (City of) (TDD No. 2); Series 2006 B, Transportation Development District Sales Tax RB	5.88%	12/01/25	1,000	600,520
Wichita (City of) (Larksfield Place); Series 2013 III, Ref. Health Care Facilities & Improvement RB	7.38%	12/15/43	5,000	5,591,450
Wichita (City of) (Presbyterian Manors, Inc.);
Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	5,000	5,347,250
Series 2013 IV-A, Health Care Facilities RB	6.50%	05/15/48	14,000	15,031,380
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/44	1,850	1,872,885
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/49	2,750	2,777,362
Series 2014 IV-B-1, TEMPS-80SM RB	4.25%	11/15/21	3,000	3,008,100
				51,867,493

Kentucky–0.70%
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II);
Series 2011, RB	7.00%	05/15/30	2,500	2,844,400
Series 2011, RB	7.25%	05/15/41	3,050	3,457,297
Series 2011, RB	7.38%	05/15/46	1,000	1,139,640
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.); Series 2000 B, Health System RB (INS–NATL)(a)(d)	0.00%	10/01/26	13,930	8,792,755
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.); Series 2000-B, Health System RB (INS–NATL)(a)(d)	0.00%	10/01/27	12,955	7,754,086
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	8,000	9,151,120
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, First Tier Toll Conv. CAB RB(b)	6.88%	07/01/46	8,000	5,368,560
Series 2013 C, First Tier Toll Conv. CAB RB(b)	6.60%	07/01/39	10,000	6,750,500
Series 2013 C, First Tier Toll Conv. CAB RB(b)	6.75%	07/01/43	5,000	3,355,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Louisville (City of) & Jefferson (County of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB	6.13%	05/01/39	$1,820	$1,994,957
				50,608,715

Louisiana–0.93%
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS–Connie Lee)(a)	6.50%	12/01/18	3,890	4,005,416
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(i)	5.25%	07/01/17	14,685	5,441,086
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.);
Series 2009 A, RB	6.50%	08/01/29	4,250	4,902,418
Series 2010 A-1, RB	6.50%	11/01/35	9,245	10,680,471
Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB	6.75%	05/01/41	3,000	3,361,230
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB(e)	6.38%	12/01/34	29,250	31,942,170
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/98; Cost $1,318,736)(e)	5.75%	10/30/18	1,319	1,323,602
New Orleans (City of) Aviation Board; Series 2009 A-2, Ref. & Restructuring General Airport RB (INS–AGC)(a)	6.00%	01/01/23	3,000	3,464,490
St. Tammany (Parish of) Public Trust Financing Authority (Christwood); Series 1998, Ref. RB	5.70%	11/15/28	2,210	2,210,972
				67,331,855

Maine–0.63%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/43	25,300	26,627,491
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	6.75%	07/01/36	3,175	3,539,871
Series 2011, RB	6.75%	07/01/41	11,505	12,735,230
Series 2011, RB	7.50%	07/01/32	2,500	2,922,650
				45,825,242

Maryland–1.51%
Anne Arundel (County of) (National Business Park-North);
Series 2010, Special Obligation Tax Allocation RB	5.63%	07/01/25	1,000	1,070,460
Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/40	3,250	3,480,425
Anne Arundel (County of) (The Villages at Two Rivers); Series 2014, Special Tax RB(e)	5.25%	07/01/44	2,145	2,156,390
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	15,605	16,956,861
Baltimore (City of) (Strathdale Manor); Series 2003, Special Obligation Tax Allocation RB	7.00%	07/01/33	961	964,412
Brunswick (City of) (Brunswick Crossing); Series 2006, Special Obligation Tax RB	5.50%	07/01/36	19,800	20,058,192
Frederick (County of) (Jefferson Technology Park);
Series 2013 A, Special Tax RB	7.25%	07/01/43	3,640	3,927,087
Series 2013 B, Tax Increment & Special Tax RB	7.13%	07/01/43	5,290	5,836,351
Frederick (County of) (Urbana Community Development Authority); Series 2010 B, Sub. Special Obligation Tax RB	5.50%	07/01/40	8,885	9,028,493
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/40	6,000	6,788,700
Howard (County of) (Annapolis Junction Town Center);
Series 2014, Special Obligation Tax Allocation Bonds	5.80%	02/15/34	720	773,510
Series 2014, Special Obligation Tax Allocation Bonds	6.10%	02/15/44	1,420	1,527,707
Howard (County of) (Vantage House Facility); Series 2007 B, Ref. Retirement Community RB	5.25%	04/01/37	620	571,113
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/36	1,500	1,721,445
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community);
Series 2007 A, RB	5.25%	01/01/27	4,475	4,571,347
Series 2007 A, RB	5.30%	01/01/37	3,050	3,085,045

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	6.00%	01/01/43	$16,105	$16,769,009
Maryland (State of) Industrial Development Financing Authority (Our Lady of Good Counsel High School Facility); Series 2005 A, Economic Development RB(g)(h)	6.00%	05/01/15	1,500	1,556,790
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC);
Series 1999, Air Cargo RB(c)	6.50%	07/01/24	5,235	4,924,093
Series 2003, Ref. Air Cargo RB(c)	7.34%	07/01/24	1,030	1,027,641
Maryland Economic Development Corp. (Chesapeake Bay); Series 2006 B, Sr. Lien RB(i)	5.25%	12/01/31	1,500	702,585
Salisbury (City of) (Villages at Aydelotte Farm); Series 2007, Special Obligation Tax Allocation RB(i)	5.25%	01/01/37	4,000	1,456,600
				108,954,256

Massachusetts–2.24%
Massachusetts (State of) Development Finance Agency (Alliance); Series 1999 A, Health Care Facility RB	7.10%	07/01/32	6,565	6,568,217
Massachusetts (State of) Development Finance Agency (Covanta Energy); Series 2012, Ref. Resource Recovery RB(c)	5.25%	11/01/42	21,875	22,327,594
Massachusetts (State of) Development Finance Agency (Criterion Child Enrichment); Series 2003, RB	6.75%	01/01/34	5,360	5,391,946
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.);
Series 2005, RB	5.00%	01/01/24	250	250,645
Series 2005, RB	5.50%	01/01/35	500	500,920
Massachusetts (State of) Development Finance Agency (GF/Pilgrim, Inc.);
Series 1998, First Mortgage RB	6.50%	10/01/15	235	235,282
Series 1998, First Mortgage RB	6.75%	10/01/28	4,000	4,000,480
Massachusetts (State of) Development Finance Agency (Hampshire College); Series 2004, RB(g)(h)	5.70%	10/01/14	1,500	1,507,440
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB(f)	5.50%	11/15/36	23,660	27,593,475
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/17	732	721,272
Series 2011 A-1, RB	6.25%	11/15/39	705	576,698
Series 2011 A-1, RB	6.25%	11/15/46	975	775,783
Series 2011 A-2, RB	5.50%	11/15/46	89	62,685
Series 2011 B, CAB RB(d)	0.00%	11/15/56	911	4,035
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(f)	5.50%	07/01/32	5,015	6,858,915
Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB(i)	5.85%	01/15/18	5,565	14,636
Massachusetts (State of) Development Finance Agency (Sabis International Charter School);
Series 2009 A, RB	6.85%	04/15/23	745	841,209
Series 2009 A, RB	6.90%	04/15/25	895	1,006,902
Series 2009 A, RB	8.00%	04/15/31	1,000	1,178,370
Series 2009 A, RB	8.00%	04/15/39	4,850	5,697,925
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/36	1,000	1,185,770
Series 2011 I, RB	6.88%	01/01/41	4,610	5,467,229
Massachusetts (State of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/30	2,465	2,465,912
Massachusetts (State of) Port Authority (Delta Air Lines Inc.); Series 2001 C, Special Facilities RB (INS–AMBAC)(a)(c)(o)	0.04%	01/01/31	17,000	14,152,500
Massachusetts (State of) Port Authority (Delta Airlines Inc.); Series 2001 A, RB (INS–AMBAC)(a)(c)	5.00%	01/01/27	10,105	10,117,227
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS–AMBAC)(a)(f)	5.50%	08/01/30	32,040	42,577,956
				162,081,023

Michigan–1.52%
Dearborn Economic Development Corp. (Henry Ford Village, Inc.);
Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	5,500	5,709,605
Series 2008, Ref. Limited Obligation RB	7.13%	11/15/43	7,700	7,923,608

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Detroit (City of) Water and Sewerage Department; Series 2012 A, Ref. Sr. Lien Sewage Disposal System RB	5.00%	07/01/32	$12,725	$13,298,770
Detroit Community High School;
Series 2005, Public School Academy RB	5.65%	11/01/25	1,260	1,018,924
Series 2005, Public School Academy RB	5.75%	11/01/30	1,000	759,800
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/30	1,590	1,061,802
Kentwood Economic Development Corp. (Holland Home);
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/32	3,500	3,642,240
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/41	4,160	4,270,115
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014-C-1, Sewer Disposal Ref. Senior Lien RB(c)	5.00%	07/01/44	4,125	4,187,535
Series 2014-D-4, Water Supply Ref. Second Lien RB	5.00%	07/01/31	7,000	7,397,950
Series 2014-D-4, Water Supply Ref. Second RB	5.00%	07/01/32	4,000	4,217,560
Series 2014-D-6, Water Supply Ref. Second Lien RB	5.00%	07/01/34	7,500	7,858,875
Series 2014-D-6, Water Supply Ref. Second Lien RB (INS–NATL)(a)	5.00%	07/01/36	5,000	5,186,600
Michigan (State of) Finance Authority (Public School Academy–Cesar Chavez Academy); Series 2012, Ref. Limited Obligation RB	5.75%	02/01/33	4,750	4,752,280
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB(c)	7.50%	01/01/21	2,470	2,470,420
Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group); Series 2014 D, Ref. Hospital RB	5.00%	09/01/39	20,000	21,883,000
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/47	4,000	4,095,960
Star International Academy; Series 2012, Ref. Public School Academy RB	5.00%	03/01/33	3,100	3,115,376
Wayne Charter County Economic Development Corp. (Rivers of Grosse Point); Series 2013, First Mortgage RB	7.88%	12/01/43	4,000	4,168,840
Wenonah Park Properties, Inc. (Bay City Hotel);
Series 2002, RB(m)	3.75%	04/01/33	11,620	2,182,004
Series 2002, RB(m)	3.94%	04/01/22	3,485	654,413
				109,855,677

Minnesota–2.84%
Albertville (City of) (Group for Affordable Housing); Series 2007, Ref. MFH RB	5.55%	09/01/42	3,275	3,303,787
Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB	7.00%	11/01/46	4,070	4,311,677
Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center);
Series 2010 A, RB	6.63%	05/01/30	500	538,375
Series 2010 A, RB	6.88%	05/01/40	1,000	1,075,690
Apple Valley (City of) (Ecumen-Seasons at Apple Valley); Series 2010, Housing & Health Care RB	6.75%	03/01/40	2,500	2,615,950
Baytown (Township of) (St. Croix Preparatory Academy);
Series 2008 A, Lease RB	6.75%	08/01/28	1,000	1,048,700
Series 2008 A, Lease RB	7.00%	08/01/38	700	735,084
Becker (City of) (Shepherd of Grace);
Series 2006, Senior Housing RB	5.88%	05/01/29	1,000	1,000,510
Series 2006, Senior Housing RB	6.00%	05/01/41	1,000	1,000,310
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC);
Series 2010, Recovery Zone Facility RB	6.25%	12/01/16	1,500	1,524,675
Series 2010, Recovery Zone Facility RB	6.75%	12/01/18	1,755	1,806,562
Series 2010, Recovery Zone Facility RB	8.00%	12/01/25	1,625	1,710,442
Series 2010, Recovery Zone Facility RB	9.00%	12/01/35	8,000	8,759,360
Brooklyn Park (City of) (Prairie Seeds Academy);
Series 2009 A, Lease RB	8.38%	03/01/23	100	108,524
Series 2009 A, Lease RB	9.00%	03/01/29	2,620	2,884,122
Series 2009 A, Lease RB	9.25%	03/01/39	8,000	8,884,640
Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/36	2,000	2,008,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Cold Spring (City of) (Assumption Home, Inc.);
Series 2005, Nursing Home & Senior Housing RB	5.50%	03/01/25	$10	$10,063
Series 2005, Nursing Home & Senior Housing RB	5.75%	03/01/35	10	10,055
Series 2008, Health Care Facilities RB	7.50%	03/01/38	1,000	1,058,190
Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	3,000	2,870,850
Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB	7.00%	08/01/45	18,000	18,336,960
Lake Crystal (City of) (Ecumen-Second Century); Series 2006 A, Ref. Housing RB	5.70%	09/01/36	2,000	2,002,320
Maplewood (City of) (Ecumen Headquarters & The Seasons at Maplewood); Series 2010, Housing & Health Care RB	6.38%	03/01/40	1,045	1,113,291
Minneapolis (City of) (Ivy Tower); Series 2005, Tax Increment Allocation RB	5.70%	02/01/29	1,000	965,000
Minneapolis (City of) (Providence);
Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/27	4,000	4,043,200
Series 2007 A, Ref. Housing & Health Care Facilities RB	5.75%	10/01/37	4,345	4,375,936
Minneapolis (City of) (Riverton Community Housing);
Series 2006 A, Ref. Student Housing RB	5.60%	08/01/26	1,400	1,404,550
Series 2014, Ref. RB	5.50%	08/01/49	6,500	6,560,645
Moorhead (City of) (Sheyenne Crossing); Series 2006, Sr. Housing RB	5.65%	04/01/41	5,000	5,052,150
Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program);
Series 2005 A, Ref. Governmental Housing RB	5.35%	07/01/15	70	70,904
Series 2005 A, Ref. Governmental Housing RB	6.20%	07/01/30	2,000	2,012,120
Series 2005 A, Ref. Governmental Housing RB	6.25%	07/01/40	5,000	5,025,400
Series 2006, Ref. Governmental Housing RB	5.25%	07/01/26	850	850,000
Series 2006, Ref. Governmental Housing RB	5.45%	07/01/41	2,340	2,332,606
Oak Park Heights (City of) (Oakgreen Commons);
Series 2010, Housing RB	6.75%	08/01/31	1,500	1,641,480
Series 2010, Housing RB	7.00%	08/01/45	3,000	3,283,230
Orono (City of) (Orono Woods Apartments); Series 2006 A, Ref. Senior Housing RB	5.40%	11/01/41	4,700	3,975,777
Oronoco (City of) (Wedum Shorewood Campus); Series 2006, Ref. MFH RB	5.40%	06/01/41	7,500	7,552,800
Perham (City of) Hospital District (Perham Memorial Hospital & Home); Series 2010, Health Care Facilities RB	6.35%	03/01/35	2,000	2,177,140
Rochester (City of) (Homestead at Rochester, Inc.); Series 2013 A, Health Care & Housing RB	6.88%	12/01/48	6,000	6,655,920
Rochester (City of) (Samaritan Bethany, Inc.);
Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	2,000	2,241,940
Series 2009 B, Ref. Health Care & Housing RB	7.38%	12/01/36	1,555	1,750,028
Sartell (City of) (Country Manor Campus LLC);
Series 2010 A, Health Care Facilities RB	6.25%	09/01/36	925	959,123
Series 2013, Health Care & Housing Facilities RB	5.38%	09/01/43	5,000	5,102,800
Sauk Rapids (City of) (Good Shepherd Lutheran Home); Series 2009, Health Care & Housing Facilities RB(g)(h)	7.50%	01/10/16	7,000	7,636,580
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens);
Series 2010, Ref. Tax Increment Allocation RB	5.63%	03/01/20	705	747,427
Series 2010, Ref. Tax Increment Allocation RB	6.50%	03/01/29	915	967,503
St. Paul (City of) Housing & Redevelopment Authority (HealthEast); Series 2005, Hospital RB	6.00%	11/15/30	3,360	3,525,077
St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy);
Series 2006 A, Lease RB	5.75%	09/01/26	700	713,041
Series 2006 A, Lease RB	6.00%	09/01/36	3,390	3,451,020
Series 2012 A, Charter School Lease RB	5.50%	09/01/43	5,000	5,116,900
St. Paul (City of) Housing & Redevelopment Authority (Hope Community Academy);
Series 2004 A, Lease RB	6.75%	12/01/33	2,415	2,449,269
Series 2005 A, Lease RB	6.25%	12/01/33	2,185	2,198,591
St. Paul (City of) Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. MFH RB	5.38%	05/01/43	5,000	5,008,650
St. Paul (City of) Housing & Redevelopment Authority (Model Cities Health Center); Series 2001 A, Health Care RB	7.25%	11/01/26	3,950	3,562,742

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of) Housing & Redevelopment Authority (New Spirit Charter School); Series 2002 A, Lease RB	7.50%	12/01/31	$4,390	$4,410,106
St. Paul (City of) Housing & Redevelopment Authority (Nova Classical Academy);
Series 2011 A, Charter School Lease RB	6.38%	09/01/31	1,000	1,110,010
Series 2011 A, Charter School Lease RB	6.63%	09/01/42	1,500	1,674,690
St. Paul (Port of) (HealthEast Midway Campus-03);
Series 2005 A, Lease RB	5.75%	05/01/25	1,700	1,731,144
Series 2005 A, Lease RB	5.88%	05/01/30	1,250	1,271,163
Series 2005 B, Lease RB	6.00%	05/01/30	1,700	1,730,294
Vadnais Heights (City of) (Agriculture & Food Sciences Academy);
Series 2004 A, Lease RB	6.38%	12/01/24	1,900	1,650,416
Series 2004 A, Lease RB	6.60%	12/01/34	5,275	4,265,945
Washington (County of) Housing & Redevelopment Authority (Birchwood & Woodbury); Series 2007 A, Health Care & Housing RB	5.00%	12/01/14	180	181,418
Wayzata (City of) (Folkestone Senior Living Community);
Series 2012 A, Senior Housing RB	5.75%	11/01/39	3,000	3,253,290
Series 2012 A, Senior Housing RB	6.00%	05/01/47	7,500	8,205,975
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB	7.00%	09/01/46	1,530	1,616,812
Winsted (City of) (St. Mary’s Care Center);
Series 2010 A, Health Care RB	6.25%	09/01/30	500	509,980
Series 2010 A, Health Care RB	6.88%	09/01/42	2,000	2,048,020
				205,787,469

Mississippi–0.14%
Mississippi Business Finance Corp.; Series 2004, Air Cargo RB(c)	7.25%	07/01/34	1,540	850,280
Mississippi Home Corp. (Grove Apartments); Series 2007-1, RB(c)(m)	6.25%	04/01/37	5,600	4,204,480
Mississippi Home Corp. (Kirkwood Apartments); Series 2007, RB(c)(m)	6.80%	11/01/37	7,000	4,944,730
				9,999,490

Missouri–2.06%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB	7.00%	05/01/22	1,750	1,753,937
Series 2002, RB	7.20%	05/01/33	5,250	5,257,507
Arnold (City of) (Arnold Triangle Redevelopment Project);
Series 2009 A, Real Property Tax Increment Allocation RB	7.75%	05/01/28	765	852,960
Series 2009 B, Sales Tax Increment Allocation RB	6.50%	05/01/20	2,830	2,883,968
Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales Tax RB	6.65%	05/01/38	2,000	2,153,000
Ballwin (City of) (Ballwin Town Center); Series 2002 A, Ref. & Improvement Tax Increment Allocation RB	6.50%	10/01/22	3,600	3,109,716
Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation RB	5.25%	06/01/21	865	868,702
Branson (City of) Regional Airport Transportation Development District; Series 2007 B, Airport RB(c)(i)	6.00%	07/01/37	28,600	3,507,504
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, Special Assessment RB	5.00%	04/01/15	500	417,490
Series 2007 A, Special Assessment RB	5.50%	04/01/22	2,440	1,451,898
Series 2007 A, Special Assessment RB	5.50%	04/01/27	5,055	2,817,455
Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2011 A, Ref. & Improvement Senior Housing RB	6.38%	05/01/35	3,400	3,558,848
Cass (County of);
Series 2007, Hospital RB	5.00%	05/01/16	1,000	1,047,270
Series 2007, Hospital RB	5.63%	05/01/38	2,890	2,940,806
Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/21	1,000	974,160
Dardenne Town Square Transportation Development District; Series 2006 A, Transportation Sales Tax RB(m)	3.75%	05/01/36	3,190	1,257,977

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Ellisville (City of) Industrial Development Authority (Gambrill Gardens Phase I); Series 2003 A, IDR	6.75%	04/01/33	$2,390	$2,392,844
Ellisville (City of) Industrial Development Authority (Gambrill Gardens); Series 1999, Ref. & Improvement RB	6.20%	06/01/29	2,755	2,757,397
Ferguson (City of) (Crossing at Halls Ferry); Series 2005, Ref. Tax Increment Allocation RB	5.00%	04/01/17	1,015	1,016,959
Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation RB(m)	2.00%	12/01/28	1,250	308,338
Grundy (County of) Industrial Development Authority (Wright Memorial Hospital);
Series 2009, Health Facilities RB	6.45%	09/01/29	1,000	1,089,800
Series 2009, Health Facilities RB	6.75%	09/01/34	1,250	1,367,187
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/26	1,260	1,306,847
Kansas City (City of) (Shoal Creek Parkway); Series 2011, Tax Increment Allocation RB	6.50%	06/01/25	3,000	3,052,290
Kansas City (City of) Industrial Development Authority (Brentwood Manor Apartments);
Series 2002 A, MFH RB(c)	6.95%	04/15/15	68	68,452
Series 2002 B, MFH RB(c)	5.25%	10/15/38	2,255	1,782,893
Kansas City (City of) Industrial Development Authority (Northwoods Apartments); Series 2004 A, MFH RB(c)	6.45%	05/01/40	2,166	2,166,065
Kansas City (City of) Industrial Development Authority (Walnut Grove Apartments);
Series 2000 B, MFH RB(c)	7.55%	06/15/22	845	846,014
Series 2000 B, MFH RB(c)	7.55%	06/15/35	3,430	3,433,533
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights);
Series 2010 A, Retirement Community RB	8.00%	05/15/29	7,000	8,148,350
Series 2010 A, Retirement Community RB	8.25%	05/15/39	3,500	4,032,420
Series 2010 A, Retirement Community RB	8.25%	05/15/45	22,000	25,287,900
Manchester (City of) (Highway 141/Manchester Road);
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	730	774,705
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.88%	11/01/39	1,500	1,598,220
Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/26	1,350	1,351,944
Missouri (State of) Health & Educational Facilities Authority (Washington University);
Series 2011 A, RB(f)	5.00%	11/15/41	6,210	7,007,550
Series 2011 B, RB(f)	5.00%	11/15/37	10,500	11,936,085
Platte (County of) Industrial Development Authority (Zona Rosa Phase II Retail); Series 2007, Transportation RB	6.85%	04/01/29	3,100	3,208,221
Polk (County of) Industrial Development Authority (Citizens Memorial Health Care Foundation); Series 2008, Health Facilities RB	6.50%	01/01/33	2,000	2,012,100
St. Joseph (City of) Industrial Development Authority (Living Community of St. Joseph); Series 2002, Health Care RB	7.00%	08/15/32	6,750	6,754,320
St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village);
Series 2005 A, Tax Increment Allocation RB	5.50%	11/01/27	750	750,158
Series 2005 B, Tax Increment Allocation RB	5.50%	11/01/27	1,000	1,001,600
St. Louis (County of) Industrial Development Authority (Friendship Village Chesterfield); Series 2012, Senior Living Facilities RB	5.00%	09/01/42	3,000	3,053,460
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/25	3,490	3,685,021
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	3,770	3,867,266
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	8,030	8,165,466
				149,076,603

Nebraska–0.56%
Central Plains Energy Project (No. 3);
Series 2012, Gas RB	5.00%	09/01/42	21,715	23,251,553
Series 2012, Gas RB	5.25%	09/01/37	5,000	5,489,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–(continued)
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center);
Series 2010 B, Health Care Facilities RB	6.50%	06/01/30	$5,000	$5,471,200
Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	6,000	6,548,700
				40,760,603

Nevada–0.32%
Clark (County of) (Homestead Boulder City); Series 1997, Assisted Living Facility RB	6.50%	12/01/27	4,435	4,438,903
Henderson (City of) (Local Improvement District No. T-18); Series 2006, Special Assessment RB	5.30%	09/01/35	2,230	1,861,002
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	8.00%	06/15/30	10,300	11,918,542
Mesquite (City of) (Special Improvement District No. 07-01–Anthem at Mesquite); Series 2007, Special Assessment Local Improvement RB	6.15%	08/01/37	2,420	2,468,642
Sparks (City of) (Local Improvement District No. 3–Legends at Sparks Marina);
Series 2008, Special Assessment Limited Obligation Improvement RB	6.50%	09/01/20	625	684,468
Series 2008, Special Assessment Limited Obligation Improvement RB	6.75%	09/01/27	1,395	1,474,850
				22,846,407

New Hampshire–0.18%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009 , First Mortgage RB	6.88%	10/01/39	9,100	9,796,423
New Hampshire (State of) Health & Education Facilities Authority (Rivermead);
Series 2011 A, RB	6.63%	07/01/31	620	686,489
Series 2011 A, RB	6.88%	07/01/41	2,125	2,355,477
				12,838,389

New Jersey–4.60%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB(c)	5.25%	09/15/29	20,300	21,244,356
Series 2000 B, Special Facility RB(c)	5.63%	11/15/30	10,000	10,803,700
Series 2003, Special Facility RB(c)	5.50%	06/01/33	16,480	17,542,466
Series 2012, RB(c)	5.75%	09/15/27	34,325	36,601,777
New Jersey (State of) Economic Development Authority (Cranes Mill);
Series 2008, First Mortgage RB	5.88%	07/01/28	500	525,575
Series 2008, First Mortgage RB	6.00%	07/01/38	1,500	1,566,045
New Jersey (State of) Economic Development Authority (Seashore Gardens Living Center);
Series 2006, First Mortgage RB	5.30%	11/01/26	2,850	2,569,532
Series 2006, First Mortgage RB	5.38%	11/01/36	1,725	1,411,481
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB(c)	5.38%	01/01/43	26,855	29,205,350
Series 2013, Private Activity RB(c)	5.63%	01/01/52	26,895	29,437,115
New Jersey (State of) Economic Development Authority (United Methodist Homes); Series 1999, RB	5.75%	07/01/29	7,000	7,003,150
New Jersey (State of) Economic Development Authority (Winchester Gardens at Ward Homestead); Series 2004 A, Ref. First Mortgage RB	5.80%	11/01/31	2,000	2,004,120
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	10,000	10,902,600
New Jersey (State of) Transportation Trust Fund Authority; Series 2009-A, Transportation System RB(d)	0.00%	12/15/38	69,205	21,248,011
Tobacco Settlement Financing Corp.;
Series 2007 1-A, RB	4.75%	06/01/34	37,715	28,002,256
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	39,790	35,930,370
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	60,125	50,657,116
Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	35,015	26,553,625
				333,208,645

New Mexico–0.67%
Bernalillo (County of) (Solar Villas Apartments); Series 1997 F, Sr. MFH RB	7.25%	10/15/22	1,050	1,051,806

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–(continued)
Cabezon Public Improvement District;
Series 2005, Special Levy Tax RB	6.00%	09/01/24	$1,505	$1,558,909
Series 2005, Special Levy Tax RB	6.30%	09/01/34	1,495	1,539,596
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	5,000	5,548,800
New Mexico (State of) Eastern Regional Housing Authority (Wildewood Apartments); Series 2000 A, MFH RB	7.50%	12/01/30	1,990	1,993,363
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. & Improvement RB	5.50%	07/01/42	14,500	13,468,035
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	5.00%	07/01/42	4,000	4,021,640
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	8,000	8,607,360
New Mexico (State of) Income Housing Authority (Brentwood Gardens Apartments); Series 2001 A, MFH RB(c)	6.85%	12/01/31	4,165	4,250,507
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. MFH Mortgage RB (CEP–GNMA)	7.13%	12/15/27	2,265	2,266,314
San Juan (County of) (Apple Ridge Apartments); Series 2002 A, MFH RB(c)	7.25%	12/01/31	2,910	2,912,590
Ventana West Public Improvement District; Series 2004, Special Levy Tax RB	6.88%	08/01/33	1,500	1,501,755
				48,720,675

New York–5.95%
Amherst (Town of) Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. Civic Facility RB	7.00%	06/15/36	2,095	2,171,216
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(d)	0.00%	07/15/34	14,345	5,506,759
Series 2009, PILOT CAB RB(d)	0.00%	07/15/44	25,805	5,806,641
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,700	1,695,954
Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.);
Series 2006 A, RB	6.00%	11/15/26	10,900	11,187,651
Series 2006 A, RB	6.00%	11/15/36	3,530	3,588,316
Mount Vernon (City of) Industrial Development Agency (Wartburg Senior Housing, Inc./Meadowview); Series 1999, Civic Facility RB	6.20%	06/01/29	1,000	1,000,660
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2007 A, Continuing Care Retirement Community RB(i)	6.50%	01/01/27	3,750	2,671,912
Series 2007 A, Continuing Care Retirement Community RB(i)	6.70%	01/01/43	29,700	21,161,547
Series 2007 C, Continuing Care Retirement Community RB(e)(i)	4.25%	01/01/28	17,595	9,080,783
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	8,500	9,849,545
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, Consolidated RB(c)(f)	5.00%	10/15/27	15,400	17,642,856
One Hundred Sixty-Ninth Series 2011, Consolidated RB(c)(f)	5.00%	10/15/28	10,760	12,270,058
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS–ACA)(a)	5.25%	11/01/37	5,850	6,490,458
New York (City of) Industrial Development Agency (Queens Baseball Stadium);
Series 2006, PILOT RB (INS–AMBAC)(a)	5.00%	01/01/36	3,590	3,673,252
Series 2006, PILOT RB (INS–AMBAC)(a)	5.00%	01/01/39	5,180	5,290,800
New York (City of) Industrial Development Agency (Visy Paper Inc.); Series 1995, RB(c)	7.95%	01/01/28	7,500	7,516,050
New York (City of) Municipal Water Finance Authority;
Series 2012 BB, Water & Sewer System Second General Resolution RB(f)	5.00%	06/15/47	16,470	18,265,724
Subseries 2011 A-2, VRD Water & Sewer System RB(j)	0.02%	06/15/44	2,800	2,800,000
New York (City of) Transitional Finance Authority;
Series 2013 I, Sub. Future Tax Sec. RB(f)	5.00%	05/01/42	25,775	29,065,437
Subseries 2012 F-1, Future Tax Sec. RB(f)	5.00%	05/01/39	14,000	15,686,580
Subseries 2014 A-1, Sub. Future Tax Sec. RB(f)	5.00%	11/01/42	17,340	19,663,213

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of); Subseries 2006-I-5, VRD Unlimited Tax GO Bonds (LOC–Bank of New York Mellon)(j)(k)	0.04%	04/01/36	$5,000	$5,000,000
New York (State of) Dormitory Authority (General Purpose); Series 2011 C, State Personal Income Tax RB(f)	5.00%	03/15/31	15,000	17,360,550
New York (State of) Dormitory Authority; Series 2014 C, Personal Income Tax RB(f)	5.00%	03/15/41	26,940	30,627,817
New York (State of) Energy Research & Development Authority (Consolidated Edison Co.); Series 2004 A-1, Floating Rate RB (INS–SGI)(a)(c)(o)	0.09%	01/01/39	23,000	20,498,750
New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB(q)	12.33%	04/01/20	2,500	2,507,100
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, RB	5.25%	10/01/35	7,000	8,400,560
Series 2007, RB	5.50%	10/01/37	19,055	23,484,525
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $2,121,407)(e)(i)	6.13%	02/15/19	2,500	25
New York State Environmental Facilities Corp; Series 2009 A, State Clean Water & Drinking Water RB(f)	5.00%	06/15/34	20,000	22,661,600
New York State Urban Development Corp.; Series 2013 A-1, RB(f)	5.00%	03/15/43	26,175	29,453,942
Niagara Area Development Corp. (Covanta Energy); Series 2012, Ref. Solid Waste Disposal Facilities RB(c)	5.25%	11/01/42	15,475	15,834,175
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB(e)	5.50%	01/01/37	2,500	2,430,925
Suffolk (County of) Industrial Development Agency (Medford Hamlet Assisted Living); Series 2005, Assisted Living Facility RB(c)	6.38%	01/01/39	7,440	7,456,889
Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.);
Series 2001 A, First Mortgage RB	7.38%	03/01/21	1,315	1,314,934
Series 2001 A, First Mortgage RB	7.38%	03/01/31	3,825	3,815,935
TSASC, Inc.;
Series 2006 1, Tobacco Settlement Asset-Backed RB	5.00%	06/01/34	5,780	4,795,608
Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/42	22,085	17,656,957
Westchester County Healthcare Corp. Series 2014 A, Sr. Lien RB	5.00%	11/01/44	4,824	5,326,601
				430,712,305

North Carolina–0.40%
Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital);
Series 2008, RB (INS–AGM)(a)(f)	5.25%	10/01/28	5,016	5,577,341
Series 2008, RB (INS–AGM)(a)(f)	5.25%	10/01/36	7,835	8,667,390
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. First Mortgage Retirement Facilities RB	6.25%	07/01/35	3,750	3,971,362
North Carolina (State of) Medical Care Commission (Galloway Ridge);
Series 2010 A, First Mortgage Retirement Facilities RB	5.88%	01/01/31	865	901,347
Series 2010 A, First Mortgage Retirement Facilities RB	6.00%	01/01/39	1,520	1,575,222
North Carolina (State of) Medical Care Commission (Lutheran Services);
Series 2012, Ref. First Mortgage Health Care Facilities RB	5.00%	03/01/37	1,000	1,017,520
Series 2012, Ref. First Mortgage Health Care Facilities RB	5.00%	03/01/42	1,000	1,014,370
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	3,000	3,060,930
North Carolina (State of) Medical Care Commission (The Presbyterian Homes Obligated Group); Series 2006, First Mortgage Health Care Facilities RB	5.60%	10/01/36	1,000	1,007,180
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/31	2,000	2,276,680
				29,069,342

North Dakota–0.09%
Grand Forks (City of) (4000 Valley Square);
Series 2006, Ref. Senior Housing RB	5.13%	12/01/21	1,315	1,339,170
Series 2006, Ref. Senior Housing RB	5.30%	12/01/34	3,255	3,271,112

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–(continued)
Traill (County of) (Hillsboro Medical Center);
Series 2007, Health Care RB	5.25%	05/01/20	$500	$522,545
Series 2007, Health Care RB	5.50%	05/01/26	1,520	1,555,082
				6,687,909

Ohio–3.87%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB(i)	6.50%	09/01/36	15,955	7,657,124
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed RB	5.13%	06/01/24	22,890	19,384,625
Series 2007 A-2, Sr. Asset-Backed RB	5.88%	06/01/30	24,000	19,533,120
Series 2007 A-3, Sr. Asset-Backed Turbo RB	6.25%	06/01/37	14,025	11,796,007
Series 2007 B, First Sub. Asset-Backed CAB RB(d)	0.00%	06/01/47	431,000	26,971,980
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion);
Series 2007 A, Health Care RB	5.75%	11/01/22	2,000	2,136,380
Series 2007 A, Health Care RB	6.00%	11/01/27	2,000	2,119,160
Series 2007 A, Health Care RB	6.00%	11/01/38	2,550	2,647,971
Cleveland (City of) (Continental Airlines, Inc.); Series 1998, Airport Special RB(c)	5.38%	09/15/27	4,190	4,198,673
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(e)	6.75%	01/01/44	14,900	15,650,513
Cleveland-Cuyahoga (County of) Port Authority (St. Clarence-Governmental & Educational Assistance Corp., LLC); Series 2006 A, Senior Housing RB	6.25%	05/01/38	2,195	2,195,088
Cuyahoga (County of) (Eliza Jennings Senior Care Network);
Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	2,355	2,408,035
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/37	6,000	6,098,160
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/42	3,645	3,700,039
Cuyahoga (County of) (Franciscan Community Inc.); Series 2004 C, Health Care Facilities RB	6.25%	05/15/32	3,500	3,505,775
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.63%	07/01/47	7,750	6,715,840
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/42	29,255	32,481,826
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	7,200	7,974,288
Hamilton (County of) (Life Enriching Communities);
Series 2006 A, Ref. Health Care RB	5.00%	01/01/37	6,870	7,027,735
Series 2012, Health Care RB	5.00%	01/01/32	2,250	2,393,325
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	5,850	6,787,170
Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	7,000	7,644,490
Montgomery (County of) (St. Leonard);
Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/30	2,000	2,178,240
Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/40	6,500	7,114,250
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/44	18,960	18,972,514
Norwood (City of) (Cornerstone at Norwood);
Series 2006, Tax Increment Allocation Financing RB	5.25%	12/01/15	480	495,754
Series 2006, Tax Increment Allocation Financing RB	5.75%	12/01/20	1,300	1,364,701
Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/31	7,340	7,646,445
Ohio (State of) (USG Corp.);
Series 1997, Solid Waste Disposal RB(c)	5.60%	08/01/32	14,765	14,783,604
Series 1998, Solid Waste Disposal RB(c)	5.65%	03/01/33	13,000	13,016,900
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB(g)(h)	6.75%	01/15/15	6,000	6,150,060
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	7,630	7,680,816
				280,430,608

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–1.39%
Atoka (County of) Health Care Authority (Atoka Memorial Hospital); Series 2007, Hospital RB	6.63%	10/01/37	$3,405	$3,331,929
Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	1,105	1,085,408
Cleveland (County of) Justice Authority (Detention Facility); Series 2009 B, Sales Tax RB	5.75%	03/01/29	295	303,587
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center);
Series 2007, Hospital RB	5.00%	12/01/27	3,500	3,476,270
Series 2007, Hospital RB	5.13%	12/01/36	7,015	6,685,576
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. Continuing Care Retirement Community RB	5.75%	01/01/27	2,430	2,531,550
Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/32	9,935	10,315,809
Series 2013, Ref. Continuing Care Retirement Community RB	5.75%	01/01/37	8,500	8,608,715
Tulsa (City of) Municipal Airport Trust;
Series 2001 B, Ref. RB(c)	5.50%	12/01/35	15,000	15,720,300
Series 2001 C, Ref. RB(c)	5.50%	12/01/35	38,250	40,086,765
Tulsa (County of) Industrial Authority (Montereau, Inc.);
Series 2010 A, Senior Living Community RB	7.25%	11/01/40	5,350	5,882,271
Series 2010 A, Senior Living Community RB	7.25%	11/01/45	2,100	2,306,766
				100,334,946

Oregon–0.31%
Douglas (County of) Hospital Facility Authority (Forest Glen); Series 1997 A, Elderly Housing RB(i)	7.50%	09/01/27	1,600	795,984
Gilliam (County of) (Waste Management); Series 2002, Solid Waste Disposal RB(c)	5.25%	07/01/29	7,845	8,228,150
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (St. Anthony Village Housing); Series 1998 A, RB(c)	7.25%	06/01/28	6,840	6,843,010
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/32	250	263,595
Series 2012, Ref. RB	6.00%	05/15/42	1,990	2,118,474
Series 2012, Ref. RB	6.00%	05/15/47	3,250	3,456,960
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(e)	6.38%	11/01/33	1,000	1,090,400
				22,796,573

Pennsylvania–2.91%
Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/35	1,220	1,318,234
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/35	1,225	1,347,145
Allegheny (County of) Industrial Development Authority (Propel Schools-Homestead); Series 2004 A, Charter School RB	7.00%	12/15/15	230	231,663
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB(c)	6.13%	11/01/34	4,535	4,556,859
Butler (County of) Hospital Authority (Butler Health System); Series 2009 B, RB	7.13%	07/01/29	2,145	2,557,698
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	260	268,234
Series 2006, Ref. First Mortgage RB	5.38%	12/01/16	500	525,325
Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	935	964,892
Chester (County of) Industrial Development Authority (Avon Grove Charter School);
Series 2007 A, RB	6.25%	12/15/27	1,000	1,057,970
Series 2007 A, RB	6.38%	12/15/37	1,500	1,570,365
Chester (County of) Industrial Development Authority (Collegium Charter School);
Series 2012 A, Ref. RB	5.25%	10/15/32	2,320	2,336,634
Series 2012 A, Ref. RB	5.38%	10/15/42	4,230	4,254,619
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2010, RB	6.13%	01/01/45	8,000	8,464,480
Series 2012, Ref. RB	5.25%	01/01/32	1,265	1,300,167
Series 2012, Ref. RB	5.25%	01/01/41	3,000	3,042,630

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB	5.00%	01/01/36	$8,080	$8,245,559
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/35	1,000	1,054,260
Dauphin (County of) General Authority (Riverfront Office); Series 1998, Office & Parking RB	6.00%	01/01/25	4,225	4,226,690
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center);
Series 2006, Hospital RB	5.88%	07/01/31	4,000	4,080,000
Series 2006, Hospital RB	5.90%	07/01/40	4,300	4,368,284
Geisinger Authority (Geisinger Health System Foundation); Series 2002, VRD Health System RB(j)	0.01%	11/15/32	1,000	1,000,000
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB(l)	6.00%	09/01/36	8,500	4,206,225
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/42	3,430	3,443,960
Lehigh (County of) General Purpose Authority (Kidspeace Obligation Group);
Series 2014-A, RB	7.50%	02/01/44	5,517	5,056,441
Series 2014-B, Conv. CAB RB(b)	7.50%	02/01/44	1,379	203,429
Series 2014-C, RB	0.00%	02/01/44	4,122	41
Montgomery (County of) Higher Education & Health Authority (AHF/Montgomery Inc.); Series 2006, Ref. & Improvement RB	6.88%	04/01/36	7,760	8,120,219
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	7.00%	12/01/35	6,000	6,921,240
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care);
Series 2005, Mortgage RB	6.13%	02/01/28	1,875	1,892,194
Series 2005, Mortgage RB	6.25%	02/01/35	8,755	8,828,717
Northeastern Pennsylvania Hospital & Education Authority (Oakwood Terrace);
Series 1999, Health Care RB	7.13%	10/01/29	2,955	2,958,664
Series 2005, Health Care RB (Acquired 12/27/05; Cost $1,425,000)(e)	6.50%	10/01/32	1,425	1,450,337
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds(f)	5.00%	06/15/34	49,995	57,712,729
Pennsylvania (State of) Economic Development Financing Authority (USG Corp.); Series 1999, Solid Waste Disposal RB(c)	6.00%	06/01/31	15,000	15,025,050
Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania); Series 2000 A, Student Housing RB	6.75%	09/01/32	2,285	2,291,352
Pennsylvania (State of) Turnpike Commission; Subseries 2013 B-2, Sub. Turnpike Conv. CAB RB(b)	6.00%	12/01/37	7,000	3,959,130
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Centralized Comprehensive Human Services, Inc.); Series 2002 A, RB	7.25%	01/01/21	3,670	3,703,654
Philadelphia (City of) Industrial Development Authority (Cathedral Village); Series 2003 A, RB	6.88%	04/01/34	35	35,231
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/43	5,500	6,011,445
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/40	1,000	1,078,910
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	4,070	4,133,573
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	500	549,070
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/41	1,500	1,634,205
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School);
Series 2013, RB(e)	6.50%	06/15/33	2,000	2,044,440
Series 2013, RB(e)	6.75%	06/15/43	8,000	8,184,160
Susquehanna Area Regional Airport Authority; Series 2008 A, Airport System RB(c)	6.50%	01/01/38	4,300	4,684,506
				210,900,630

Puerto Rico–1.28%
Children’s Trust; Series 2005 A, Tobacco Settlement Asset-Backed RB(d)	0.00%	05/15/50	175,980	11,922,645
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 UU, Ref. Floating Rate Power RB(o)	1.21%	07/01/17	13,320	9,421,104
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2003 AA-2, Ref. Highway RB	5.30%	07/01/35	5,000	3,414,450

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
First Sr. Series 2009 C, RB	5.75%	08/01/57	$48,795	$43,206,997
Series 2007 A, CAB RB(d)	0.00%	08/01/56	100,000	6,627,000
Series 2011 C, RB	5.00%	08/01/46	10,000	8,150,900
Series 2011 C, RB	5.25%	08/01/40	11,500	9,827,555
				92,570,651

Rhode Island–0.26%
Rhode Island Economic Development Corp. (Providence Place); Series 2000, Sub. Obligation RB	7.25%	07/01/20	2,605	2,605,104
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2009 A, Hospital Financing RB	7.00%	05/15/39	2,500	2,801,850
Series 2009 A, Hospital Financing RB (INS–AGC)(a)	6.25%	05/15/30	2,000	2,275,940
Tobacco Settlement Financing Corp.; Series 2002 A, Asset-Backed RB	6.25%	06/01/42	11,250	11,250,675
				18,933,569

South Carolina–0.28%
Myrtle Beach (City of) (Myrtle Beach Air Force Base);
Series 2006 A, Tax Increment Allocation RB	5.25%	10/01/26	835	834,516
Series 2006 A, Tax Increment Allocation RB	5.30%	10/01/35	1,250	1,248,362
South Carolina (State of) Jobs-Economic Development Authority (Episcopal Home at Still Hopes); Series 2004 B, Residential Care Facilities First Mortgage RB(g)(h)	5.90%	05/15/17	1,000	1,137,470
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.38%	05/01/21	1,500	1,563,285
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.50%	05/01/28	1,100	1,128,171
Series 2013, Health Facilities RB	5.00%	05/01/43	1,000	1,003,490
Series 2013, Health Facilities RB	5.13%	05/01/48	2,000	2,008,340
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	1,426	1,161,681
Series 2012, Ref. RB	6.00%	11/15/42	4,777	3,695,210
Series 2012, Ref. RB	6.00%	11/15/47	4,697	3,591,651
Series 2012, Ref. Sub. CAB RB(d)	0.00%	11/15/47	2,383	95,117
Series 2012, Ref. Sub. CAB RB(d)	0.00%	11/15/47	1,742	69,508
Series 2012, Ref. Sub. CAB RB(d)	0.00%	11/15/47	611	24,389
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	2,500	2,509,950
				20,071,140

Tennessee–0.48%
Shelby (County of) Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, Health Care Facility RB	6.38%	11/15/25	3,000	3,004,200
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2006 A, RB	5.63%	09/01/26	1,000	1,019,900
Series 2006 A, RB	5.75%	09/01/37	1,900	1,917,499
Series 2013 A, Ref. RB	5.50%	09/01/47	14,000	14,164,220
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	12,655	14,920,372
				35,026,191

Texas–12.53%
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB(c)(l)	6.50%	11/01/29	9,265	4,154,055
Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. RB	7.65%	08/15/40	2,500	2,832,725
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.13%	03/01/44	2,000	2,095,040
Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Second Tier Convention Center RB(e)	5.75%	01/01/34	5,060	5,132,358
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	2,000	2,210,540

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, MFH RB(c)	7.00%	01/01/39	$3,950	$3,951,699
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System);
Series 2012, Ref. RB	5.25%	07/01/32	7,100	7,142,529
Series 2012, Ref. RB	5.50%	07/01/42	10,910	10,998,916
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	7,465	8,630,958
Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB	6.75%	01/01/41	17,500	20,571,250
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, Education RB	5.75%	08/15/41	1,130	1,256,289
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/45	5,000	5,691,250
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	7.25%	04/01/32	9,445	9,474,185
Dallas-Fort Worth (Cities of) International Airport; Series 2013 B, Joint Improvement RB	5.00%	11/01/44	9,455	10,501,101
Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2014 A, Ref. RB	5.25%	09/01/44	9,700	10,051,431
Grand Parkway Transportation Corp.;
Series 2013 A, First Tier Toll RB	5.50%	04/01/53	13,700	15,380,168
Series 2013 B, Sub. Tier Conv. Toll System CAB RB(b)	5.85%	10/01/48	17,000	12,486,330
Series 2013 B, Sub. Tier Toll RB	5.00%	04/01/53	40,260	44,023,505
Series 2013 B, Sub. Tier Toll RB	5.25%	10/01/51	24,410	27,276,954
Grand Prairie Housing Finance Corp.;
Series 2003, Priority Lien Independent Senior Living Center RB	7.50%	07/01/17	555	573,742
Series 2003, Priority Lien Independent Senior Living Center RB	7.63%	01/01/20	655	691,929
Series 2003, Priority Lien Independent Senior Living Center RB	7.75%	01/01/34	6,795	7,264,127
Series 2003, Sub. Lien Independent Senior Living Center RB(n)	7.50%	07/01/17	610	29,378
Series 2003, Sub. Lien Independent Senior Living Center RB(n)	7.63%	01/01/20	345	16,615
Series 2003, Sub. Lien Independent Senior Living Center RB(n)	7.75%	01/01/34	3,595	173,135
HFDC of Central Texas, Inc. (Legacy at Willow Bend);
Series 2006 A, Retirement Facilities RB	5.50%	11/01/31	500	500,200
Series 2006 A, Retirement Facilities RB	5.63%	11/01/26	5,100	5,214,495
HFDC of Central Texas, Inc. (Sears Tyler Methodist);
Series 2009 A, RB(i)	7.75%	11/15/29	4,910	1,804,327
Series 2009 A, RB(i)	7.75%	11/15/44	15,345	5,638,981
Series 2009 B, RB(i)	6.38%	11/15/19	1,210	444,651
HFDC of Central Texas, Inc. (Village at Gleannloch Farms);
Series 2006 A, Retirement Facilities RB	5.50%	02/15/27	4,800	4,876,992
Series 2006 A, Retirement Facilities RB	5.50%	02/15/37	15,265	15,327,281
HFDC of Central Texas, Inc.; Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	6,355	6,443,652
Hopkins (County of) Hospital District;
Series 2008, RB	6.00%	02/15/33	2,500	2,523,975
Series 2008, RB	6.00%	02/15/38	5,155	5,178,765
Houston (City of) (Continental Airlines, Inc.);
Series 1997 C, Airport System Special Facilities RB(c)	6.13%	07/15/27	17,745	17,800,187
Series 1998 C, Airport System Special Facilities RB(c)	5.70%	07/15/29	4,730	4,741,021
Series 2011 A, Ref. Airport System Special Facilities RB(c)	6.63%	07/15/38	14,000	15,750,980
Houston (City of), Texas (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System Special Facilities RB(c)	5.00%	07/01/29	11,750	12,056,087
Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB(f)	5.00%	07/01/23	6,580	7,438,295
Series 2009 A, Ref. Sr. Lien Airport System RB(f)	5.00%	07/01/24	3,670	4,138,439
Series 2009 A, Ref. Sr. Lien Airport System RB(f)	5.00%	07/01/25	6,800	7,643,608
Series 2009 A, Ref. Sr. Lien Airport System RB(f)	5.00%	07/01/26	3,000	3,382,920
Series 2011 A, Ref. First Lien Utility System RB(f)	5.25%	11/15/31	18,360	21,677,836
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB	6.50%	05/15/31	500	592,605
Series 2011 A, RB	6.88%	05/15/41	790	953,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
La Vernia Higher Education Finance Corp. (Amigos Por Vida/Friends for Life); Series 2008, RB	6.38%	02/15/37	$1,635	$1,646,347
La Vernia Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2008 A, RB(h)	6.25%	02/15/17	790	847,781
Series 2008 A, RB(g)(h)	7.13%	02/15/17	2,000	2,312,860
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.);
Series 2009 A, RB	6.25%	08/15/39	1,210	1,367,070
Series 2009 A, RB	6.38%	08/15/44	7,225	8,186,214
Leander Independent School District;
Series 2014 C, Unlimited Tax CAB GO Bonds(d)	0.00%	08/15/47	50,000	9,138,000
Series 2014 C, Unlimited Tax CAB GO Bonds(d)	0.00%	08/15/48	71,355	12,255,935
Lone Star College System; Series 2009, Limited Tax GO Bonds(f)	5.00%	08/15/34	23,200	26,272,608
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community);
Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	2,500	2,593,750
Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	9,000	9,272,520
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facility RB	5.63%	02/15/35	1,500	1,518,495
New Hope Cultural Education Facilities Corp. (Morningside Ministries);
Series 2013, First Mortgage RB	6.50%	01/01/43	4,325	4,679,866
Series 2013, First Mortgage RB	6.50%	01/01/48	5,675	6,099,036
North Texas Education Finance Corp. (Uplift Education); Series 2012 A, RB	5.25%	12/01/47	2,100	2,242,632
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB (INS–BHAC)(a)(f)	5.75%	01/01/48	30,545	34,633,754
Series 2011 B, Special Project System CAB RB(d)	0.00%	09/01/37	15,500	4,864,365
Orange Housing Development Corp. (Villages at Pine Hollow); Series 1998, MFH RB	8.00%	03/01/28	3,020	2,935,319
Pearland (City of) Development Authority; Series 2009, Tax Increment Allocation Contract RB(g)(h)	5.88%	09/01/18	805	965,179
Pharr (City of) Higher Education Finance Authority (Idea Public Schools);
Series 2009 A, Education RB	6.25%	08/15/29	570	641,774
Series 2009 A, Education RB	6.50%	08/15/39	6,320	7,162,646
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, Retirement Facility RB	7.50%	11/15/34	2,250	2,481,098
Series 2014 A, Retirement Facility RB	7.75%	11/15/44	3,600	3,993,984
Series 2014 A, Retirement Facility RB	8.00%	11/15/49	5,000	5,628,300
Red River Health Facilities Development Corp. (Parkview on Hollybrook);
Series 2013 A, First Mortgage RB	7.25%	07/01/43	6,425	6,537,116
Series 2013 A, First Mortgage RB	7.38%	07/01/48	11,995	12,222,905
Red River Health Facilities Development Corp. (Sears Methodist Retirement System);
Series 2013, Retirement Facility RB(i)	5.45%	11/15/38	2,100	902,958
Series 2013, Retirement Facility RB(i)	5.75%	11/15/39	1,730	743,865
Series 2013, Retirement Facility RB(i)	6.05%	11/15/46	6,130	2,635,777
Series 2013, Retirement Facility RB(i)	6.05%	11/15/46	1,323	568,864
Series 2013, Retirement Facility RB(i)	6.15%	11/15/49	2,968	1,276,181
Series 2013, Retirement Facility RB(i)	6.25%	05/09/53	673	289,377
San Antonio Convention Hotel Finance Corp. (Empowerment Zone); Series 2005 A, Contract RB (INS–AMBAC)(a)(c)	5.00%	07/15/39	13,500	13,548,060
San Juan (City of) Higher Education Finance Authority (Idea Public Schools); Series 2010 A, Education RB	6.70%	08/15/40	1,000	1,168,010
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB(c)	8.00%	07/01/38	39,000	42,596,190
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2009, Retirement Facility RB	6.13%	11/15/29	1,000	1,085,290
Series 2009, Retirement Facility RB	6.38%	11/15/44	12,150	13,079,961
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,500	1,545,300
Series 2007, Retirement Facility RB	5.75%	11/15/37	2,500	2,546,975
Series 2014, Retirement Facility RB	5.63%	11/15/41	3,250	3,280,485

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.25%	02/15/17	$880	$914,839
Series 2007, Retirement Facility RB	5.75%	02/15/25	1,500	1,536,270
Series 2007, Retirement Facility RB	5.75%	02/15/29	1,600	1,623,216
Series 2009 A, Retirement Facility RB	8.00%	02/15/38	12,350	13,795,197
Series 2009 B-1, Retirement Facility RB	7.25%	02/15/16	85	85,280
Tarrant County Cultural Education Facilities Finance Corp. (Mirador);
Series 2010 A, Retirement Facility RB	7.75%	11/15/19	620	612,610
Series 2010 A, Retirement Facility RB	8.00%	11/15/29	3,080	3,002,969
Series 2010 A, Retirement Facility RB	8.13%	11/15/39	7,000	6,776,910
Series 2010 A, Retirement Facility RB	8.25%	11/15/44	13,000	12,673,310
Series 2010 B-1, TEMPS-75SM Retirement Facility RB	7.25%	11/15/16	1,775	1,764,403
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way);
Series 2009 A, Retirement Facility RB	8.25%	11/15/29	2,135	1,953,931
Series 2009 A, Retirement Facility RB	8.25%	11/15/39	2,140	1,921,570
Series 2009 A, Retirement Facility RB	8.25%	11/15/44	14,270	12,694,021
Series 2009 C-1, TEMPS-80SM Retirement Facility RB	7.50%	11/15/16	8,270	8,080,617
Texas (State of) Department of Housing & Community Affairs (Linked Select Auction Variable Rate Securities & Residual Interest Bonds); Series 1992 C, Home Mortgage RB (CEP–GNMA)(c)	6.90%	07/02/24	300	309,402
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002, CAB RB (INS–AMBAC)(a)(d)	0.00%	08/15/32	22,115	7,562,003
Series 2002, CAB RB (INS–AMBAC)(a)(d)	0.00%	08/15/33	37,225	11,967,093
Series 2002, CAB RB (INS–AMBAC)(a)(d)	0.00%	08/15/36	19,000	5,092,760
Series 2002, CAB RB (INS–AMBAC)(a)(d)	0.00%	08/15/37	30,000	7,556,100
Texas (State of) Water Development Board;
Series 2008 A, Sub. Lien State Revolving Fund RB(f)	5.00%	07/15/25	15,000	16,689,750
Series 2008 B, Sub. Lien State Revolving Fund RB(f)	5.00%	07/15/28	11,425	12,566,243
Series 2008 B, Sub. Lien State Revolving Fund RB(f)	5.00%	07/15/29	5,000	5,499,450
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	16,020	19,881,140
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/31	15,000	16,158,900
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/40	34,575	41,700,907
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	13,415	15,888,726
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC);
Series 2013, Sr. Lien RB(c)	6.75%	06/30/43	18,450	22,247,379
Series 2013, Sr. Lien RB(c)	7.00%	12/31/38	4,000	4,940,920
Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School); Series 2010 A, Education RB	5.80%	08/15/40	1,000	1,083,700
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.);
Series 2010 A, Education RB	6.88%	02/15/30	1,455	1,622,689
Series 2010 A, Education RB	7.13%	02/15/40	1,810	2,034,494
Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB(e)	7.00%	12/01/34	3,385	3,387,166
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	5.25%	08/15/42	2,375	2,405,305
Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	2,500	2,857,225
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2007, Ref. Hospital RB	5.00%	07/01/33	5,300	5,446,333
University of Texas Board of Regents (Revenue Financing System); Series 2008 B, VRD RB(j)	0.03%	08/01/39	17,030	17,030,000
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	465	509,408
Series 2009, Tax Increment Allocation Contract RB	5.50%	09/01/29	2,250	2,450,678
				906,828,702

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–0.40%
Murray (City of) (IHC Health Services, Inc.); Series 2005-B, Hospital VRD RB(j)	0.03%	05/15/37	$1,100	$1,100,000
Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB	5.50%	06/15/37	2,310	2,265,671
Utah (County of) (Renaissance Academy);
Series 2007 A, Charter School RB	5.35%	07/15/17	420	431,953
Series 2007 A, Charter School RB	5.63%	07/15/37	2,700	2,674,107
Utah (State of) Charter School Finance Authority (George Washington Academy);
Series 2008 A, Charter School RB	6.75%	07/15/28	1,340	1,406,853
Series 2008 A, Charter School RB	7.00%	07/15/40	6,690	7,034,200
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy);
Series 2010 A, Charter School RB	5.38%	07/15/30	1,650	1,749,528
Series 2010 A, Charter School RB	5.63%	07/15/40	710	751,563
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy);
Series 2010, Charter School RB	6.25%	07/15/30	1,250	1,360,463
Series 2010, Charter School RB	6.38%	07/15/40	2,500	2,701,400
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB	5.60%	07/15/22	855	912,080
Series 2012, RB	6.30%	07/15/32	850	917,490
Series 2012, RB	6.55%	07/15/42	2,000	2,174,040
Utah (State of) Housing Finance Agency (RHA Community Services); Series 1997 A, RB	6.88%	07/01/27	3,745	3,747,809
				29,227,157

Vermont–0.04%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	2,750	2,778,985
Vermont (State of) Educational & Health Buildings Financing Agency (Developmental & Mental Health);
Series 2002 A, RB	6.38%	06/15/22	40	40,606
Series 2002 A, RB	6.50%	06/15/32	175	177,275
				2,996,866

Virgin Islands–0.07%
Virgin Islands (Government of) (Matching Fund Loan Note–Diago); Series 2009 A, RB	6.75%	10/01/37	4,500	5,176,395

Virginia–2.47%
Celebrate North Community Development Authority (Celebrate Virginia North);
Series 2003 B, Special Assessment RB(i)	4.95%	03/01/25	1,307	844,021
Series 2003 B, Special Assessment RB(i)	5.06%	03/01/34	7,184	4,640,218
Celebrate South Community Development Authority (Celebrate Virginia South); Series 2006, Special Assessment RB(i)	6.25%	03/01/37	9,500	5,572,130
Chesterfield (County of) Health Center Commission (Lucy Corr Village);
Series 2008 A, Residential Care Facilities RB	6.13%	12/01/30	5,000	4,028,800
Series 2008 A, Residential Care Facilities RB	6.25%	12/01/38	5,500	4,175,435
Fairfax (County of) Economic Development Authority (Vinson Hall, LLC); Series 2013 A, Residential Care Facility RB	5.00%	12/01/47	3,000	3,074,670
New Port Community Development Authority;
Series 2006, Special Assessment RB	5.50%	09/01/26	900	515,052
Series 2006, Special Assessment RB	5.60%	09/01/36	2,487	1,424,280
Norfolk (City of) Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc.–Harbor’s Edge); Series 2004 A, First Mortgage RB	6.00%	01/01/25	500	500,340
Peninsula Town Center Community Development Authority;
Series 2007, Special Obligation RB	6.25%	09/01/24	6,715	7,311,829
Series 2007, Special Obligation RB	6.35%	09/01/28	7,818	8,488,315
Series 2007, Special Obligation RB	6.45%	09/01/37	5,219	5,650,194
Route 460 Funding Corp.;
Series 2012 A, Sr. Lien Toll Road RB	5.00%	07/01/52	25,370	26,405,350
Series 2012 B, Sr. Lien Toll Road CAB RB(d)	0.00%	07/01/36	5,310	1,774,814
Series 2012 B, Sr. Lien Toll Road CAB RB(d)	0.00%	07/01/38	6,250	1,872,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
The Farms of New Kent Community Development Authority;
Series 2006 B, Special Assessment RB(m)	2.73%	03/01/36	$7,000	$3,736,320
Series 2006 C, Special Assessment RB(m)	2.90%	03/01/36	7,250	3,863,815
Tobacco Settlement Financing Corp.; Series 2007 B-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/47	7,500	5,082,225
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(c)	5.50%	01/01/42	33,675	36,735,721
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(c)	5.00%	01/01/40	45,550	47,286,366
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.75%	07/01/38	5,000	5,896,750
				178,879,395

Washington–2.56%
Greater Wenatchee (City of) Regional Events Center Public Facilities District; Series 2012 A, RB	5.50%	09/01/42	6,720	6,979,862
Kalispel Tribe of Indians; Series 2008, RB	6.75%	01/01/38	8,000	7,586,240
Kennewick (City of) Public Hospital District; Series 2001, Ref. & Improvement RB	6.30%	01/01/25	2,000	2,001,200
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2009, Ref. & Improvement Limited Tax GO Bonds	7.25%	12/01/38	9,625	9,660,613
Series 2011, Ref. & Improvement Limited Tax GO Bonds	6.75%	12/01/31	500	537,075
Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/40	4,000	4,302,560
King (County of); Series 2011 B, Ref. Sewer RB(f)	5.00%	01/01/34	38,540	43,752,920
Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital);
Series 2007, Hospital RB	6.50%	12/01/38	2,000	2,010,200
Series 2007, RB	6.25%	12/01/28	3,645	3,678,133
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. Special Facilities RB(c)	5.00%	04/01/30	19,500	19,810,830
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital);
Series 2007, RB	5.75%	12/01/28	1,250	1,368,613
Series 2010, RB	5.75%	12/01/35	6,000	6,513,420
Series 2010, RB	6.00%	12/01/30	3,160	3,508,327
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB	7.00%	07/01/39	9,145	10,379,209
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	11,300	13,852,783
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 A, RB(g)(h)	6.50%	11/15/14	1,500	1,520,280
Washington (State of) Health Care Facilities Authority; Series 2007 C, RB (INS–Radian)(a)	5.50%	08/15/42	3,000	3,106,620
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.63%	10/01/40	3,415	3,678,672
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008 A, Non-Profit RB(e)	6.20%	01/01/36	19,025	19,720,554
Washington (State of); Series 2009 E, Various Purpose Unlimited Tax GO Bonds(f)	5.00%	02/01/29	18,450	21,065,103
				185,033,214

West Virginia–0.61%
Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(c)	5.50%	10/15/37	5,250	5,395,898
Harrison (County of) Commission (Charles Pointe No. 2);
Series 2008 A, Ref. Tax Increment Allocation RB	6.50%	06/01/23	1,130	913,741
Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/35	1,500	1,213,815
Series 2013, Ref. Tax Increment Allocation RB(e)	7.00%	06/01/35	1,000	504,540
Kanawha (County of) (The West Virginia State University Foundation); Series 2013, Student Housing RB	6.75%	07/01/45	5,650	6,249,013
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,500	1,620,285
Series 2008, RB	6.50%	10/01/38	14,000	14,469,420
Series 2008, RB	6.75%	10/01/43	13,150	13,707,165
				44,073,877

Wisconsin–1.11%
Milwaukee (City of) Redevelopment Authority (Academy of Learning & Leadership, Inc.); Series 2007 A, Education RB(i)	5.50%	08/01/22	300	89,904

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Public Financing Authority (Rose Villa); Series 2014 A, Senior Living RB	6.00%	11/15/49	$2,500	$2,584,650
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 B, Collateralized Utility RB(c)	5.75%	11/01/37	4,000	4,179,080
Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers);
Series 2008, RB	7.15%	06/01/28	950	1,026,950
Series 2008, RB	7.25%	06/01/38	1,000	1,068,990
Wisconsin (State of) Health & Educational Facilities Authority (Eastcastle Place, Inc.);
Series 2004, RB	6.00%	12/01/24	130	118,806
Series 2004, RB	6.13%	12/01/34	5,400	4,657,122
Wisconsin (State of) Health & Educational Facilities Authority (Middleton Glen, Inc.);
Series 1998, RB	5.75%	10/01/18	840	841,470
Series 1998, RB	5.75%	10/01/28	2,485	2,486,416
Series 1998, Special Term RB	5.90%	10/01/28	335	335,231
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/39	2,635	2,706,540
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.);
Series 2009 A, RB	7.25%	09/15/29	4,000	4,647,160
Series 2009 A, RB	7.63%	09/15/39	1,000	1,178,580
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2006, Ref. RB(h)	5.50%	08/01/16	830	832,191
Series 2006, Ref. RB(h)	5.80%	08/01/29	4,630	4,631,482
Series 2010, RB	7.00%	08/01/33	2,000	2,086,960
Series 2012, RB	5.75%	08/01/35	3,215	3,247,021
Series 2012, RB	5.88%	08/01/42	2,660	2,685,563
Series 2013, RB	7.00%	08/01/43	6,500	6,959,680
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch);
Series 2011 A, Continuing Care Retirement Community RB	7.00%	06/01/20	650	739,291
Series 2011 A, Continuing Care Retirement Community RB	7.75%	06/01/28	7,980	9,181,868
Series 2011 A, Continuing Care Retirement Community RB	8.00%	06/01/35	10,150	11,773,898
Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/46	4,000	4,673,320
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.75%	04/01/42	3,590	3,828,125
Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.);
Series 2012 A, Charter School RB	5.50%	10/01/22	775	836,295
Series 2012 A, Charter School RB	6.00%	10/01/32	1,475	1,545,092
Series 2012 A, Charter School RB	6.20%	10/01/42	1,300	1,356,965
				80,298,650

Wyoming–0.10%
West Park Hospital District (West Park Hospital);
Series 2011, Ref. RB	7.00%	06/01/35	1,085	1,269,633
Series 2011 A, RB	7.00%	06/01/40	4,890	5,687,656
				6,957,289
Total Municipal Obligations (Cost $7,433,396,644)				7,690,095,635

Bonds and Notes–0.01%
Texas–0.01%
Sears Tyler Methodist Retirement Corp.,
DIP Taxable Notes	10.23%	02/08/17	500	500,000
Sub. Notes (Acquired 02/25/13; Cost $0)(e)	2.00%	02/25/48	135	0
Total Bonds and Notes (Cost $500,000)				500,000
TOTAL INVESTMENTS(r)–106.24% (Cost $7,433,896,644)				7,690,595,635
FLOATING RATE NOTE OBLIGATIONS–(8.80)%
Notes with interest and fee rates ranging from 0.57% to 0.87% at 08/31/14 and contractual maturities of collateral ranging from 07/01/22 to 10/01/52 (See Note 1J)(s)				(637,080,000)
OTHER ASSETS LESS LIABILITIES–2.56%				185,218,326
NET ASSETS–100.00%				$7,238,733,961

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Invesco High Yield Municipal Fund

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Connie Lee	– Connie Lee Insurance Co.
Conv.	– Convertible
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Co.
DIP	– Debtor-in-possession
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior

LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAC	– Revenue Anticipation Certificates
Radian	– Radian Asset Assurance, Inc.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(c)	Security subject to the alternative minimum tax.
(d)	Zero coupon bond issued at a discount.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $340,289,313, which represented 4.70% of the Fund’s Net Assets.
(f)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1J.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2014 was $110,912,422, which represented 1.53% of the Fund’s Net Assets.
(j)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2014 was $20,556,874, which represented less than 1% of the Fund’s Net Assets.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Restructured security not accruing interest income.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(p)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(q)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $2,507,100 which represents less than 1% of the Fund’s Net Assets.
(r)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(s)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2014. At August 31, 2014, the Fund’s investments with a value of $1,118,809,174 are held by Dealer Trusts and serve as collateral for the $637,080,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2014

Revenue Bonds	92.4%
General Obligation Bonds	5.3
Pre-refunded Bonds	1.3
Other	1.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Invesco High Yield Municipal Fund

Statement of Assets and Liabilities

August 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $7,433,896,644)	$7,690,595,635
Cash	82,576,989
Receivable for:
Investments sold	45,647,888
Fund shares sold	16,478,986
Interest	112,051,622
Investments matured (Cost $6,325,000)	846,893
Investment for trustee deferred compensation and retirement plans	607,910
Other assets	215,857
Total assets	7,949,021,780

Liabilities:
Floating rate note obligations	637,080,000
Payable for:
Investments purchased	50,035,613
Fund shares reacquired	5,909,406
Dividends	13,477,024
Accrued fees to affiliates	2,910,736
Accrued trustees’ and officers’ fees and benefits	14,375
Accrued other operating expenses	153,427
Trustee deferred compensation and retirement plans	707,238
Total liabilities	710,287,819
Net assets applicable to shares outstanding	$7,238,733,961

Net assets consist of:
Shares of beneficial interest	$7,831,916,021
Undistributed net investment income	8,994,936
Undistributed net realized gain (loss)	(853,397,880)
Net unrealized appreciation	251,220,884
$7,238,733,961

Net Assets:
Class A	$4,752,550,769
Class B	$82,097,472
Class C	$1,202,231,780
Class Y	$1,198,707,015
Class R5	$3,146,925

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	482,943,405
Class B	8,303,925
Class C	122,510,512
Class Y	121,583,221
Class R5	319,524
Class A:
Net asset value per share	$9.84
Maximum offering price per share
(Net asset value of $9.84 ÷ 95.75%)	$10.28
Class B:
Net asset value and offering price per share	$9.89
Class C:
Net asset value and offering price per share	$9.81
Class Y:
Net asset value and offering price per share	$9.86
Class R5:
Net asset value and offering price per share	$9.85

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43                         Invesco High Yield Municipal Fund

Statement of Operations

For the six months ended August 31, 2014

(Unaudited)

Investment income:
Interest	$207,198,401

Expenses:
Advisory fees	16,990,012
Administrative services fees	337,510
Custodian fees	61,987
Distribution fees:
Class A	5,753,702
Class B	106,077
Class C	5,546,574
Interest, facilities and maintenance fees	2,224,390
Transfer Agent Fees — A, B, C and Y	2,407,031
Transfer agent fees — R5	871
Trustees’ and officers’ fees and benefits	49,743
Other	646,379
Total expenses	34,124,276
Less: Expense offset arrangement(s)	(1,004)
Net expenses	34,123,272
Net investment income	173,075,129

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(8,885,483)
Change in net unrealized appreciation of investment securities	324,699,110
Net realized and unrealized gain	315,813,627
Net increase in net assets resulting from operations	$488,888,756

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44                         Invesco High Yield Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2014 and the year ended February 28, 2014

(Unaudited)

	August 31, 2014	February 28, 2014
Operations:
Net investment income	$173,075,129	$340,464,719
Net realized gain (loss)	(8,885,483)	(138,476,585)
Change in net unrealized appreciation (depreciation)	324,699,110	(388,175,506)
Net increase (decrease) in net assets resulting from operations	488,888,756	(186,187,372)

Distributions to shareholders from net investment income:
Class A	(124,543,769)	(246,029,075)
Class B	(2,303,654)	(5,721,666)
Class C	(25,903,243)	(51,045,412)
Class Y	(25,467,145)	(36,784,054)
Class R5	(97,399)	(348,251)
Total distributions from net investment income	(178,315,210)	(339,928,458)

Share transactions–net:
Class A	222,406,410	(285,028,270)
Class B	(7,843,607)	(37,113,640)
Class C	160,013,258	(152,696,047)
Class Y	476,173,858	(198,103,303)
Class R5	225,608	(4,937,915)
Net increase (decrease) in net assets resulting from share transactions	850,975,527	(677,879,175)
Net increase (decrease) in net assets	1,161,549,073	(1,203,995,005)

Net assets:
Beginning of period	6,077,184,888	7,281,179,893
End of period (includes undistributed net investment income of $8,994,936 and $14,235,017, respectively)	$7,238,733,961	$6,077,184,888

Notes to Financial Statements

August 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

As of the opening of business on August 1, 2014, the Fund has limited public sales of its shares to certain investors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics

45                         Invesco High Yield Municipal Fund

and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

46                         Invesco High Yield Municipal Fund

H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”), Tender Option Bonds (“TOBs”) or Municipal Bond Trust Certificates (“MBTCs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. MBTCs, unlike RIBs and TOBs, enforce a mandatory collapse of the Dealer Trust after a three year term.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the “1933 Act”), as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs, TOBs or MBTCs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

47                         Invesco High Yield Municipal Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $300 million	0.60%
Next $300 million	0.55%
Over $600 million	0.50%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Class R5 shares to 1.50%, 2.25%, 2.25%, 1.25% and 1.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2014, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2014, IDI advised the Fund that IDI retained $857,406 in front-end sales commissions from the sale of Class A shares and $16,303, $26,824 and $21,343 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

48                         Invesco High Yield Municipal Fund

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$7,690,095,635	$—	$7,690,095,635
Bonds and Notes	—	500,000	0	500,000
Total Investments	$—	$7,690,595,635	$0	$7,690,595,635

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,004.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2014 were $542,219,714 and 0.81%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

49                         Invesco High Yield Municipal Fund

The Fund had a capital loss carryforward as of February 28, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2015	$14,397,352	$—	$14,397,352
February 29, 2016	162,672,266	—	162,672,266
February 28, 2017	261,369,579	—	261,369,579
February 28, 2018	77,334,684	—	77,334,684
February 28, 2019	42,986,977	—	42,986,977
Not subject to expiration	111,984,594	145,431,698	257,416,292
	$670,745,452	$145,431,698	$816,177,150

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2014 was $1,466,340,688 and $689,724,720, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$530,785,791
Aggregate unrealized (depreciation) of investment securities	(305,408,538)
Net unrealized appreciation of investment securities	$225,377,253

Cost of investments for tax purposes is $7,465,218,382.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2014(a)		Year ended February 28, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	76,415,708	$736,619,467	94,786,933	$882,998,870
Class B	29,746	283,969	84,758	793,537
Class C	23,193,257	222,652,947	19,611,735	181,758,845
Class Y	59,926,773	578,763,211	46,160,963	430,952,150
Class R5	289,679	2,807,435	43,040	394,844

Issued as reinvestment of dividends:
Class A	6,932,115	67,084,263	13,905,521	130,392,923
Class B	140,364	1,364,177	339,025	3,203,110
Class C	1,554,203	15,006,484	3,057,873	28,672,559
Class Y	1,752,218	17,019,802	2,548,273	24,232,575
Class R5	6,304	61,213	20,754	196,741

Automatic conversion of Class B shares to Class A shares:
Class A	325,988	3,148,274	1,910,274	18,241,938
Class B	(324,552)	(3,148,274)	(1,901,630)	(18,241,938)

Reacquired:
Class A	(60,586,448)	(584,445,594)	(140,662,190)	(1,316,662,001)
Class B	(655,944)	(6,343,479)	(2,423,190)	(22,868,349)
Class C	(8,081,638)	(77,646,173)	(38,805,273)	(363,127,451)
Class Y	(12,372,711)	(119,609,155)	(66,787,239)	(653,288,028)
Class R5	(273,513)	(2,643,040)	(598,473)	(5,529,500)
Net increase (decrease) in share activity	88,271,549	$850,975,527	(68,708,846)	$(677,879,175)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

50                         Invesco High Yield Municipal Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets		Supplemental ratio of expenses to average net assets (excluding interest, facilities and maintenance fees(b)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/14	$9.39	$0.26	$0.45	$0.71	$(0.26)	$9.84	7.68	%(d)	$4,752,551	0.93	%(e)	0.86	%(e)	5.25	%(e)	10%
Year ended 02/28/14	10.17	0.53	(0.78)	(0.25)	(0.53)	9.39	(2.37	)(d)	4,317,516	0.92		0.87		5.58		35
Year ended 02/28/13	9.71	0.53	0.49	1.02	(0.56)	10.17	10.78	(d)	4,981,494	0.90		0.84		5.32		19
Year ended 02/29/12	8.85	0.57	0.85	1.42	(0.56)	9.71	16.56	(d)	3,766,082	0.93		0.85		6.24		16
Period ended 02/28/11	9.24	0.15	(0.40)	(0.25)	(0.14)	8.85	(2.72	)(d)	3,399,724	0.84	(f)	0.76	(f)	6.80	(f)	3
Year ended 11/30/10	9.07	0.57	0.15	0.72	(0.55)	9.24	8.07	(d)	3,875,386	0.91		0.84		6.10		20
Year ended 11/30/09	8.15	0.58	0.92	1.50	(0.58)	9.07	19.33	(g)	3,294,547	0.97		0.87		6.90		16
Class B
Six months ended 08/31/14	9.43	0.26	0.46	0.72	(0.26)	9.89	7.76	(d)(h)	82,097	0.93	(e)(h)	0.86	(e)(h)	5.25	(e)(h)	10
Year ended 02/28/14	10.22	0.53	(0.79)	(0.26)	(0.53)	9.43	(2.44	)(d)(h)	85,969	0.92	(h)	0.87	(h)	5.58	(h)	35
Year ended 02/28/13	9.75	0.53	0.51	1.04	(0.57)	10.22	10.87	(d)(h)	132,952	0.90	(h)	0.84	(h)	5.32	(h)	19
Year ended 02/29/12	8.85	0.60	0.85	1.45	(0.55)	9.75	16.89	(d)(h)	163,123	0.68	(h)	0.60	(h)	6.49	(h)	16
Period ended 02/28/11	9.24	0.14	(0.41)	(0.27)	(0.12)	8.85	(2.90	)(d)(h)	250,532	1.39	(f)(h)	1.31	(f)(h)	6.25	(f)(h)	3
Year ended 11/30/10	9.07	0.50	0.15	0.65	(0.48)	9.24	7.27	(d)	299,439	1.66		1.59		5.35		20
Year ended 11/30/09	8.15	0.51	0.93	1.44	(0.52)	9.07	18.46	(i)	316,094	1.72		1.62		6.15		16
Class C
Six months ended 08/31/14	9.36	0.22	0.46	0.68	(0.23)	9.81	7.30	(d)	1,202,232	1.68	(e)	1.61	(e)	4.50	(e)	10
Year ended 02/28/14	10.15	0.46	(0.79)	(0.33)	(0.46)	9.36	(3.15	)(d)	991,079	1.67		1.62		4.83		35
Year ended 02/28/13	9.69	0.46	0.49	0.95	(0.49)	10.15	9.97	(d)	1,237,889	1.65		1.59		4.57		19
Year ended 02/29/12	8.83	0.50	0.85	1.35	(0.49)	9.69	15.73	(d)	881,847	1.68		1.60		5.49		16
Period ended 02/28/11	9.23	0.13	(0.41)	(0.28)	(0.12)	8.83	(3.02	)(d)	813,001	1.59	(f)	1.51	(f)	6.05	(f)	3
Year ended 11/30/10	9.05	0.50	0.16	0.66	(0.48)	9.23	7.40	(d)	953,475	1.66		1.59		5.35		20
Year ended 11/30/09	8.14	0.51	0.92	1.43	(0.52)	9.05	18.36	(j)	799,982	1.72		1.62		6.09		16
Class Y(k)
Six months ended 08/31/14	9.41	0.27	0.46	0.73	(0.28)	9.86	7.80	(d)	1,198,707	0.68	(e)	0.61	(e)	5.50	(e)	10
Year ended 02/28/14	10.19	0.56	(0.79)	(0.23)	(0.55)	9.41	(2.11	)(d)	679,827	0.67		0.62		5.83		35
Year ended 02/28/13	9.73	0.56	0.49	1.05	(0.59)	10.19	11.04	(d)	920,379	0.65		0.59		5.57		19
Year ended 02/29/12	8.87	0.59	0.84	1.43	(0.57)	9.73	16.83	(d)	431,266	0.68		0.60		6.49		16
Period ended 02/28/11	9.26	0.15	(0.40)	(0.25)	(0.14)	8.87	(2.65	)(d)	518,173	0.59	(f)	0.51	(f)	7.05	(f)	3
Year ended 11/30/10	9.09	0.60	0.15	0.75	(0.58)	9.26	8.33	(d)	522,709	0.66		0.59		6.35		20
Year ended 11/30/09	8.17	0.59	0.93	1.52	(0.60)	9.09	19.57	(j)	281,752	0.72		0.62		6.94		16
Class R5
Six months ended 08/31/14	9.41	0.27	0.45	0.72	(0.28)	9.85	7.70	(d)	3,147	0.66	(e)	0.59	(e)	5.52	(e)	10
Year ended 02/28/14	10.18	0.56	(0.78)	(0.22)	(0.55)	9.41	(2.00	)(d)	2,794	0.66		0.61		5.84		35
Year ended 02/28/13(l)	9.79	0.46	0.42	0.88	(0.49)	10.18	9.16	(d)	8,466	0.67	(f)(m)	0.63	(f)	5.55	(f)	19

(a)	Calculated using average shares outstanding.
(b)	For the years ended November 30, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended February 28, 2013, the portfolio turnover calculation excludes the value of securities purchased of $729,359,150 and sold of $70,250,290 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco High Income Municipal Fund into the Fund.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,565,437, $84,169, $1,100,272, $897,315 and $3,409 for Class A, Class B, Class C, Class Y and Class R5 shares, respectively.
(f)	Annualized.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.00% and 0.80% for the six months ended August 31, 2014, the years ended February 28, 2014, February 28, 2013, February 29, 2012 and the three months ended February 28, 2011, respectively.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(k)	On June 1, 2010, Class I shares of Van Kampen High Yield Municipal Fund were reorganized into Class Y shares of the Fund.
(l)	Commencement date of April 30, 2012.
(m)	For the year ended February 28, 2013, the Ratio of expenses to average net assets without fee waivers and/or expenses absorbed was 0.69%.

51                         Invesco High Yield Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2014 through August 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,076.80	$4.87	$1,020.52	$4.74	0.93%
B	1,000.00	1,077.60	4.87	1,020.52	4.74	0.93
C	1,000.00	1,073.00	8.78	1,016.74	8.54	1.68
Y	1,000.00	1,078.00	3.56	1,021.78	3.47	0.68
R5	1,000.00	1,078.20	3.46	1,021.88	3.36	0.66

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2014 through August 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

52                         Invesco High Yield Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco High Yield Municipal Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper High Yield Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile

53                         Invesco High Yield Municipal Fund

being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and three year periods and at the same level as the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was below the rate of a closed-end fund managed by Invesco Advisers. The Board noted Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

54                         Invesco High Yield Municipal Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	VK-HYM-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2014

Invesco Intermediate Term Municipal Income Fund
Nasdaq:
A: VKLMX ■ B: VKLBX ■ C: VKLCX ■ Y: VKLIX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
21 Financial Statements
23 Notes to Financial Statements
29 Financial Highlights
30 Fund Expenses
31 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/14 to 8/31/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.67%
Class B Shares	3.63
Class C Shares	3.36
Class Y Shares	3.80
S&P Municipal Bond Index‚ (Broad Market Index)*	4.21
Barclays Municipal Bond Index‚ (Former Broad Market/Style-Specific Index)*	4.19
S&P Municipal Bond 2-17 Years Investment Grade Index‚ (Style-Specific Index)*	3.02
Lipper Intermediate Municipal Debt Funds Index■ (Peer Group Index)*	2.88

Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

*	The Fund has elected to use the S&P Municipal Bond Index to represent its broad market benchmark and the S&P Municipal Bond 2-17 Years Investment Grade Index to represent its style-specific benchmark rather than the Barclays Municipal Bond Index because the S&P Municipal Bond Index and the S&P Municipal Bond 2-17 Years Investment Grade Index more closely reflect the performance of the types of securities in which the Fund invests. The Lipper Intermediate Municipal Debt Funds Index has been added as the Fund’s peer group benchmark.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

    The S&P Municipal Bond 2-17 Years Investment Grade Index is a sub-set of the broad S&P Municipal Bond Index. This index of market-value weighted investment-grade US municipal bonds seeks to measure the performance of US municipals whose maturities are greater than or equal to two years, but less than 17 years.

    The Lipper Intermediate Municipal Debt Funds Index is an unmanaged index considered representative of intermediate municipal debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Intermediate Term Municipal Income Fund

Average Annual Total Returns

As of 8/31/14, including maximum applicable sales charges

Class A Shares
Inception (5/28/93)	4.81%
10 Years	3.96
5 Years	4.59
1 Year	5.85

Class B Shares
Inception (5/28/93)	4.65%
10 Years	4.06
5 Years	4.51
1 Year	3.54

Class C Shares
Inception (10/19/93)	3.91%
10 Years	3.46
5 Years	4.37
1 Year	6.89

Class Y Shares
Inception (8/12/05)	4.53%
5 Years	5.38
1 Year	8.82

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Intermediate Term Municipal Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Intermediate Term Municipal Income Fund (renamed Invesco Intermediate Term Municipal Income Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Intermediate Term Municipal Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns

As of 6/30/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (5/28/93)	4.79%
10 Years	4.10
5 Years	5.00
1 Year	2.89

Class B Shares
Inception (5/28/93)	4.63%
10 Years	4.19
5 Years	4.93
1 Year	0.60

Class C Shares
Inception (10/19/93)	3.88%
10 Years	3.61
5 Years	4.75
1 Year	3.79

Class Y Shares
Inception (8/12/05)	4.47%
5 Years	5.77
1 Year	5.82

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.81%, 0.81%, 1.52% and 0.56%, respectively. 1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.88%, 0.88%, 1.59% and 0.63%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 2.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2005, the CDSC on Class B shares declines from 3% at the time of purchase to 0% at the beginning of the fifth year. For shares purchased after June 1, 2005, and before June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2015. See current prospectus for more information.

3                         Invesco Intermediate Term Municipal Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Intermediate Term Municipal Income Fund

Schedule of Investments

August 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.99%
Alabama–0.84%
Alabaster (City of) Board of Education;
Series 2014-A, Ltd. Special Tax GO Wts. (INS–AGM)(a)	5.00%	09/01/25	$1,500	$1,788,390
Series 2014-A, Ltd. Special Tax GO Wts. (INS–AGM)(a)	5.00%	09/01/28	1,500	1,748,475
Pell City (City of) Special Care Facilities Financing Authority; Series 2012, RB	5.00%	12/01/21	2,250	2,618,190
				6,155,055

Alaska–0.81%
Alaska (State of) Municipal Bond Bank Authority;
Series 2009 1, RB	5.00%	09/01/22	250	286,337
Series 2009 1, RB	5.25%	09/01/24	400	460,176
Alaska Railroad Corp. (FTA Section 5307 Urbanized Area Formula Funds & Section 5309 Fixed Guideway Modernization Formula Funds); Series 2007, Capital Grant Receipts RB (INS–NATL)(a)	5.00%	08/01/15	2,680	2,792,453
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center);
Series 2009, Lease RB (INS–AGC)(a)	5.00%	09/01/19	1,000	1,178,800
Series 2009, Lease RB (INS–AGC)(a)	5.50%	09/01/23	1,000	1,185,220
				5,902,986

Arizona–2.69%
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/26	2,000	2,170,060
Navajo County Pollution Control Corp.; Series 2009 E, PCR(b)	5.75%	06/01/16	1,000	1,085,860
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	6.13%	01/01/20	500	493,680
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(c)	5.75%	07/01/24	1,000	1,078,620
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/27	3,000	3,307,470
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	6.00%	05/01/24	670	689,289
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	5.00%	07/01/25	750	701,228
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2008, Water & Wastewater RB(d)	6.38%	12/01/18	378	391,589
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB	5.25%	12/01/18	500	572,255
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB	5.00%	01/01/22	1,000	1,167,330
University Medical Center Corp.; Series 2009, Hospital RB	5.25%	07/01/17	1,000	1,102,350
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. Unlimited Tax GO Bonds(c)	5.00%	07/15/20	700	775,901
Series 2013 A, Ref. Unlimited Tax GO Bonds(c)	5.00%	07/15/21	485	533,466
Series 2013 A, Ref. Unlimited Tax GO Bonds(c)	5.00%	07/15/22	570	627,268
Series 2013 A, Ref. Unlimited Tax GO Bonds(c)	5.00%	07/15/23	825	907,698
Series 2013 B, Unlimited Tax GO Bonds(c)	5.00%	07/15/23	560	616,134
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/26	2,000	2,314,760
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/25	1,000	1,158,890
				19,693,848

California–12.55%
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	5.38%	07/01/19	1,000	1,114,580
Alhambra (City of) (Atherton Baptist Homes); Series 2010 B, RB	6.63%	01/01/17	60	60,144
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.00%	02/01/21	2,000	2,143,460

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/28	$1,500	$1,658,250
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB(c)	5.50%	07/01/18	720	759,348
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(c)(d)	5.00%	07/01/27	7,000	7,539,910
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	5.25%	07/01/23	1,715	1,865,200
California (State of) School Finance Authority (KIPP LA); Series 2014-A, RB	4.13%	07/01/24	500	515,310
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2013 B-2, TEMPS-55SM RB	2.40%	10/01/20	1,250	1,250,275
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB(b)(e)	1.00%	05/01/17	4,000	4,007,946
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP–FHA)	6.25%	08/01/24	1,715	2,058,892
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	5.25%	11/15/14	295	297,065
Series 2009, Senior Living RB	6.25%	11/15/19	600	660,462
California (State of);
Series 2012 A, Ref. Floating Rate Unlimited Tax GO Bonds(b)(e)	0.73%	05/01/15	1,750	1,750,000
Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds(e)	1.20%	05/01/20	2,000	2,010,893
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. Special Tax RB	5.00%	09/01/21	810	938,920
Series 2013, Ref. Special Tax RB	5.00%	09/01/23	1,000	1,174,470
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. Toll Road RB(b)	5.00%	01/15/20	5,000	5,599,150
Fresno (City of); Series 2010 A-1, Water System RB	5.50%	06/01/22	1,000	1,186,280
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	3,430	3,140,371
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	2,000	1,652,400
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/21	2,000	2,396,700
Irvine (City of) (Reassessment District No. 13-1);
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/19	475	517,508
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/20	450	518,432
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/21	375	434,996
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/22	375	436,635
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/23	500	583,840
Irvine (City of) Public Facilities & Infrastructure Authority;
Series 2012 A, Special Assessment RB	4.00%	09/02/23	995	1,029,099
Series 2012 A, Special Assessment RB	4.50%	09/02/25	375	388,166
Series 2012 A, Special Assessment RB	4.50%	09/02/26	550	568,849
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.25%	07/01/22	3,200	3,834,592
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(c)	5.50%	03/01/18	100	106,323
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/23	1,000	1,131,890
Palomar Pomerado Health (Election of 2004); Series 2007 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(f)	0.00%	08/01/16	1,880	1,850,352
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. Special Tax RB	5.00%	09/01/22	575	647,438
Series 2012, Ref. Special Tax RB	5.00%	09/01/23	450	500,976
Regents of the University of California;
Series 2009 O, General RB(g)	5.75%	05/15/23	795	968,207
Series 2009 O, General RB(g)	5.75%	05/15/25	1,185	1,435,639
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	1,500	1,791,690
Riverside (County of) (Public Safety Communication & Refunding); Series 2007 A, COP (INS–AMBAC)(a)	5.00%	11/01/14	3,500	3,527,370
Sacramento (County of); Series 2009 D, Sub. Passenger Facility Charge Grant Airport System RB	5.38%	07/01/26	2,000	2,296,020
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/20	1,000	1,175,640

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego (County of) Regional Airport Authority; Series 2013 B, Sr. RB(d)	5.00%	07/01/23	$700	$834,330
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB(d)	5.00%	05/01/23	2,000	2,325,300
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB	6.00%	08/01/20	1,085	1,262,191
Series 2009 D, Tax Allocation RB	6.25%	08/01/22	1,000	1,159,410
Series 2011 D, Tax Allocation RB	6.63%	08/01/27	500	585,705
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. Special Tax RB	5.00%	08/01/27	750	835,560
Series 2013 B, Special Tax RB	5.00%	08/01/27	405	451,202
San Jose (City of); Series 2011 A-1, Airport RB(d)	5.25%	03/01/26	2,000	2,264,420
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS–AGM)(a)	5.50%	08/01/26	3,195	3,696,998
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, Special Tax RB	5.00%	09/01/26	1,030	1,130,373
Series 2013, Special Tax RB	5.13%	09/01/27	1,200	1,314,864
Southern California Public Power Authority (Milford Wind Corridor); Series 2010 1, RB	5.00%	07/01/24	2,000	2,356,140
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS–AGM)(a)(b)	3.20%	06/01/20	5,000	5,004,200
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/23	1,000	1,293,400
				92,037,781

Colorado–1.38%
Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2006 A, RB	5.25%	01/01/15	500	504,250
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	5.00%	01/15/22	750	843,367
Series 2010, Private Activity RB	5.25%	07/15/19	1,000	1,159,640
Colorado Educational and Cultural Facilities Authority (Skyview Academy);
Series 2014, Charter School Ref. and Improvement RB(c)	4.13%	07/01/24	500	512,200
Series 2014, Charter School Ref. and Improvement RB(c)	5.13%	07/01/34	750	774,533
Denver (City & County of) (Justice System);
Series 2008, Unlimited Tax GO Bonds(g)	5.00%	08/01/24	2,000	2,314,980
Series 2008, Unlimited Tax GO Bonds(g)	5.00%	08/01/25	500	577,070
Denver (City & County of); Series 2012 A, Airport System RB(d)	5.00%	11/15/22	500	598,825
Plaza Metropolitan District No. 1;
Series 2013, Ref. Tax Allocation RB	5.00%	12/01/21	1,045	1,136,114
Series 2013, Ref. Tax Allocation RB	5.00%	12/01/22	500	543,080
University of Colorado; Series 2009 A, Enterprise System RB(b)(h)	5.50%	06/01/19	1,000	1,187,090
				10,151,149

Connecticut–0.50%
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(d)	5.50%	04/01/21	1,000	1,142,680
Connecticut (State of); Series 2013 A, Floating Rate Unlimited Tax GO Bonds(e)	0.47%	03/01/18	2,500	2,500,000
				3,642,680

Delaware–0.07%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	500	520,315

District of Columbia–1.09%
District of Columbia (Provident Group–Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/30	2,000	2,085,800
District of Columbia;
Series 2007 C, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	06/01/16	2,325	2,515,952
Series 2007 C, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	06/01/19	3,000	3,390,090
				7,991,842

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–5.38%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.63%	11/15/22	$1,750	$1,781,937
Atlantic Beach (City of) (Fleet Landing);
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/23	565	632,811
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/21	440	496,025
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/22	375	423,173
Brevard County School District; Series 2004 B, Ref. COP(b)(h)	5.00%	01/01/15	1,000	1,016,510
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	1,000	1,175,240
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,000	2,246,720
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/22	2,000	2,378,280
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB(c)	7.25%	05/15/26	1,215	1,340,461
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB(c)	6.50%	05/15/20	1,000	1,005,460
Florida (State of) Board of Education;
Series 2005 A, Lottery RB (INS–AMBAC)(a)(b)	5.00%	07/01/15	1,265	1,328,111
Series 2005 A, Lottery RB (INS–AMBAC)(a)	5.00%	07/01/19	1,235	1,297,158
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/26	2,000	2,327,520
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/27	1,000	1,163,760
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2008 A, Hospital RB(b)	6.50%	11/17/15	3,000	3,227,880
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB	5.00%	11/15/24	1,990	2,207,786
Series 2012, RB	5.50%	11/15/32	1,670	1,836,449
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2012 A, RB	5.00%	04/01/24	415	484,264
Miami-Dade (County of) Expressway Authority; Series 2013 A, Ref. Toll System RB	5.00%	07/01/22	2,000	2,380,560
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	440	446,670
Orlando (City of) & Orange (County of) Expressway Authority; Series 2012, Ref. RB	5.00%	07/01/23	1,000	1,190,670
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/23	1,215	1,368,163
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 C, Principal Redemption RB	6.00%	06/01/21	1,000	1,073,820
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(a)(b)	5.35%	05/01/18	1,000	1,139,560
Reedy Creek Improvement District;
Series 2013 1, Ref. Utilities RB	5.00%	10/01/21	885	1,042,680
Series 2013 1, Ref. Utilities RB	5.00%	10/01/22	800	941,464
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB(c)	5.75%	10/01/22	750	818,497
Tallahassee (City of) & Leon (County of) Blueprint 2000 Intergovernmental Agency; Series 2007, Sales Tax RB (INS–NATL)(a)	5.00%	10/01/14	1,500	1,506,555
Tampa (City of); Series 2010, Ref. Solid Waste System RB (INS–AGM)(a)(d)	5.00%	10/01/18	1,000	1,134,230
				39,412,414

Georgia–1.38%
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/20	775	940,090
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.40%	01/01/20	1,200	1,242,180
Atlanta (City of); Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,500	1,715,835
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR(b)	2.40%	04/01/20	5,000	5,058,100
Fulton (County of) Development Authority (Robert Woodruff); Series 2009 B, Ref. RB	5.25%	03/15/24	1,000	1,128,440
				10,084,645

Guam–1.28%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.25%	12/01/17	1,000	1,100,680
Series 2009 A, Limited Obligation RB	5.50%	12/01/18	1,000	1,127,590

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–(continued)
Guam (Territory of) International Airport Authority; Series 2013 C, General RB(d)	6.00%	10/01/23	$3,000	$3,340,590
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS–AGM)(a)	5.00%	10/01/21	1,500	1,766,175
Series 2012 A, Ref. RB (INS–AGM)(a)	5.00%	10/01/22	1,700	2,012,545
				9,347,580

Hawaii–0.77%
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.00%	11/15/27	1,000	1,099,450
Hawaii (State of) Department of Transportation (Airports Division);
Series 2013, Lease Revenue COP(d)	5.00%	08/01/21	550	646,514
Series 2013, Lease Revenue COP(d)	5.00%	08/01/22	2,000	2,370,080
Series 2013, Lease Revenue COP(d)	5.00%	08/01/23	1,250	1,494,187
				5,610,231

Idaho–0.10%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	500	578,495
Idaho (State of) Housing & Finance Association; Series 2008 A, Class I, Single Family Mortgage RB(d)	5.00%	07/01/17	140	143,436
				721,931

Illinois–10.71%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,000	1,021,560
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/25	1,500	1,662,255
Chicago (City of) (188 West Randolph/Wells Redevelopment); Series 2014, COP(c)	6.84%	03/15/33	2,400	2,400,936
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, COP(c)	7.00%	01/15/29	1,500	1,549,035
Chicago (City of) (Metramarket Chicago); Series 2010 A, COP	6.87%	02/15/24	1,059	1,083,363
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB(d)	5.50%	01/01/27	1,000	1,156,430
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/25	1,000	1,165,400
Series 2014 A, Ref. Second Lien RB(d)	5.00%	01/01/23	3,000	3,488,910
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/22	796	796,637
Chicago (City of) Board of Education;
Series 2007 D, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	12/01/17	1,010	1,121,989
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds(b)(e)	0.88%	06/02/18	5,000	4,865,800
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds(g)	5.00%	12/01/24	3,000	3,503,400
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB (INS–AGC)(a)	5.25%	06/01/23	2,200	2,395,162
Series 2008, Capital Grant Receipts RB (INS–AGC)(a)	5.25%	06/01/24	3,965	4,306,386
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/27	1,000	1,136,540
Chicago (City of); Series 2011, COP	7.13%	05/01/21	750	806,145
Huntley (Village of) Special Service Area No. 7; Series 2007, Ref. Special Tax RB (INS–AGC)(a)	4.60%	03/01/17	517	540,756
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB	6.13%	11/01/23	1,000	1,196,550
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	5.25%	03/01/19	1,000	1,164,810
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/26	1,000	1,100,560
Series 2014 A, RB	5.00%	09/01/28	1,250	1,355,462
Illinois (State of) Finance Authority (DePaul University); Series 2013, Ref. RB	5.00%	10/01/23	750	898,043
Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 A, RB (INS–AMBAC)(a)	6.00%	02/01/23	900	985,041
Series 2008 A, RB (INS–AMBAC)(a)	6.00%	02/01/24	1,175	1,280,609
Series 2008 A, RB (INS–AMBAC)(a)	6.00%	02/01/26	380	411,855
Illinois (State of) Finance Authority (Fairview Obligated Group); Series 2008 A, Ref. RB(i)	6.00%	08/15/22	750	675
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/22	2,000	2,120,560

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/16	$1,890	$2,056,755
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	2,000	1,320,000
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/28	1,505	1,607,566
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/23	2,000	2,214,740
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2012 B, RB(g)	5.00%	12/15/20	5,000	5,916,700
Series 2012 B, RB(g)	5.00%	06/15/23	3,500	4,152,890
Illinois (State of) Municipal Electric Agency; Series 2007 A, Power Supply System RB (INS–NATL)(a)	5.00%	02/01/15	1,000	1,020,350
Illinois (State of);
Series 2012, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	08/01/22	1,250	1,418,262
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/22	2,000	2,228,020
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/22	2,000	2,226,520
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, Unlimited Tax CAB GO Bonds(f)(h)	0.00%	12/01/21	330	288,206
Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(f)	0.00%	12/01/20	2,900	2,486,112
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/21	3,000	3,552,840
Series 2010, RB	5.38%	06/01/21	525	625,832
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.00%	04/01/26	3,425	3,855,728
				78,485,390

Indiana–3.95%
Carmel (City of) (Barrington Carmel); Series 2012 C-2, TEMPS-65SM RB	5.25%	11/15/18	845	845,558
Carmel (City of) Redevelopment Authority; Series 2006, RB(b)(h)	5.00%	07/01/16	1,000	1,085,060
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB	5.50%	03/01/22	500	543,685
Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, Tax-Exempt RB(d)	5.25%	09/01/28	1,980	2,232,925
Series 2014, Tax-Exempt RB(d)	5.25%	09/01/29	2,000	2,216,660
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,000	2,117,140
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services);
Series 2006 E, Ref. Health System RB (INS–AGM)(a)	5.25%	11/01/24	365	407,676
Series 2006 E, Ref. Health System RB (INS–AGM)(a)	5.25%	11/01/25	200	219,226
Series 2006 E, Ref. Health System RB (INS–AGM)(a)	5.25%	11/01/26	175	190,869
Indiana (State of) Finance Authority; Series 1993 A, Highway CAB RB (INS–AMBAC)(a)(f)	0.00%	12/01/16	1,695	1,668,914
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.25%	01/01/24	500	574,270
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB(d)	5.10%	01/15/17	760	833,933
Merrillville Multi-School Building Corp.;
Series 2008, First Mortgage RB	5.00%	01/15/17	1,260	1,389,944
Series 2008, First Mortgage RB	5.00%	07/15/17	1,285	1,440,922
Michigan City Area-Wide School Building Corp.;
Series 2002, First Mortgage CAB RB (INS–NATL)(a)(f)	0.00%	01/15/17	2,000	1,938,500
Series 2002, First Mortgage CAB RB (INS–NATL)(a)(f)	0.00%	01/15/18	3,000	2,853,420
Noblesville High School Building Corp.; Series 1993, First Mortgage CAB RB (INS–AMBAC)(a)(f)	0.00%	02/15/19	1,850	1,703,924
Northwest Allen School Building Corp.;
Series 2008, First Mortgage RB (INS–AGM)(a)	5.00%	07/15/16	1,395	1,507,799
Series 2008, First Mortgage RB (INS–AGM)(a)	5.00%	07/15/19	3,200	3,563,488
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(d)	5.88%	01/01/24	1,500	1,655,625
				28,989,538

Iowa–1.95%
Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB	5.63%	06/01/23	1,000	1,094,010

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.50%	06/15/30	$2,255	$2,468,503
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS–AGC)(a)	5.00%	02/15/19	1,000	1,153,990
Iowa (State of) Finance Authority (Mercy Medical Center);
Series 2012, Health Facilities RB	4.00%	08/15/22	1,905	2,102,568
Series 2012, Health Facilities RB	4.00%	08/15/23	1,200	1,308,528
Iowa (State of) Finance Authority (Western Home); Series 2012, Ref. Health Care Facilities RB	5.00%	12/01/27	1,870	1,940,742
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB(d)	5.50%	12/01/25	3,905	4,228,803
				14,297,144

Kansas–0.96%
Harvey County Unified School District No. 373 (Newton); Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (INS–NATL)(a)	5.00%	09/01/19	2,630	2,990,678
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/23	1,000	1,168,720
Kansas (State of) Development Finance Authority (Hays Medical Center Inc.); Series 2005 L, Health Facilities RB	5.25%	11/15/16	500	528,975
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/31	1,000	1,078,160
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.00%	07/01/28	1,140	1,280,505
				7,047,038

Kentucky–0.74%
Kentucky (State of) Asset/Liability Commission (Federal Highway Trust Fund First Series); Series 2007, RN (INS–NATL)(a)	5.00%	09/01/14	1,800	1,800,486
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital RB	5.00%	08/15/18	1,000	1,142,100
Series 2009 A, Hospital RB	5.38%	08/15/24	1,000	1,123,050
Kentucky Housing Corp.; Series 2008 A, RB(d)	5.00%	01/01/23	245	256,662
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS–AGC)(a)	5.00%	10/01/25	1,000	1,124,440
				5,446,738

Louisiana–2.17%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(i)	5.25%	07/01/17	593	219,718
Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, Power RB	5.00%	01/01/22	1,000	1,173,600
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City Public Improvement); Series 2007, RB (INS–AMBAC)(a)	5.00%	11/01/15	1,200	1,264,644
Louisiana Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS–AMBAC)(a)	5.00%	06/01/20	1,000	1,069,910
Series 2009 C-1, Assessment RB (INS–AGC)(a)	5.88%	06/01/23	1,000	1,161,210
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(a)	5.00%	01/01/18	1,235	1,387,905
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(a)	5.00%	01/01/19	500	573,575
New Orleans (City of) Port Board of Commissioners; Series 2013 B, Ref. Port Facility RB(d)	5.00%	04/01/29	1,950	2,110,388
New Orleans (City of); Series 2014, Ref. Water RB	5.00%	12/01/26	1,250	1,441,975
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	5,000	5,509,250
				15,912,175

Maryland–1.88%
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/26	4,500	5,244,480
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	5.50%	01/01/22	1,000	1,115,170
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2011, RB	6.00%	07/01/23	335	397,283
Series 2011, RB	6.00%	07/01/25	200	235,220

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group); Series 2008 B, RB(b)	5.00%	05/15/15	$500	$517,685
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	5.25%	01/01/23	250	264,550
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/20	3,000	3,540,090
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.13%	06/01/20	2,250	2,480,265
				13,794,743

Massachusetts–0.42%
Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/25	650	700,096
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB(b)(h)	5.75%	05/01/19	1,500	1,822,290
Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB(i)	5.85%	01/15/18	300	789
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	6.70%	04/15/21	500	566,320
				3,089,495

Michigan–4.77%
Brandon School District;
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/16	1,425	1,535,680
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/18	1,410	1,617,355
Dearborn School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS–NATL)(a)	5.00%	05/01/16	2,480	2,665,107
Greenville Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/16	1,410	1,519,515
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/18	1,235	1,416,619
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB(b)	5.50%	01/15/15	1,000	1,019,870
Lansing (City of) Board of Water & Light; Series 2008 A, Water Supply, Steam, Chilled Water & Electric Utility System RB	5.00%	07/01/24	1,000	1,131,640
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014-D-2, Water Supply Ref. Senior Lien RB (INS–AGM)(a)	5.00%	07/01/26	7,500	8,281,350
Series 2014-D-4, Water Supply Ref. Second Lien RB	5.00%	07/01/29	5,000	5,333,950
Traverse City Area Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/17	2,300	2,565,834
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/18	2,280	2,621,247
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/19	2,260	2,566,253
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB(d)	5.00%	12/01/28	2,500	2,713,500
				34,987,920

Minnesota–0.08%
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.38%	11/15/23	500	588,165

Mississippi–0.14%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	1,000	1,000,780

Missouri–2.17%
Bridgeton (City of) Industrial Development Authority (Sarah Community);
Series 2013, Ref. RB	4.00%	05/01/24	500	483,975
Series 2013, Ref. RB	4.50%	05/01/28	1,500	1,465,470
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.00%	06/01/21	525	584,923
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/23	1,000	1,205,350
Series 2011 A, Ref. RB	5.50%	09/01/24	2,000	2,383,600
Series 2011 A, Ref. RB	5.50%	09/01/28	2,000	2,307,660
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	3,835	4,069,855

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	$115	$119,169
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.00%	12/01/16	500	540,360
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, Senior Living Facilities RB	4.50%	09/01/23	340	369,662
Series 2012, Senior Living Facilities RB	5.00%	09/01/32	1,490	1,597,533
St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2007 A, Senior Living Facilities RB	5.25%	09/01/17	250	268,605
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	540	548,030
				15,944,192

Nebraska–0.49%
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center);
Series 2012, Ref. RB	4.00%	11/01/22	720	779,494
Series 2012, Ref. RB	5.00%	11/01/23	500	563,330
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS–BHAC)(a)	5.13%	04/01/23	560	649,740
University of Nebraska Facilities Corp.; Series 2006, Deferred Maintenance RB (INS–AMBAC)(a)	5.00%	07/15/17	1,500	1,624,800
				3,617,364

Nevada–1.49%
Carson City (City of) (Carson-Tahoe Regional Medical Center); Series 2012, Ref. Hospital RB	5.00%	09/01/27	1,000	1,106,880
Clark (County of);
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB(d)	5.00%	07/01/19	1,020	1,168,797
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB(d)	5.00%	07/01/20	1,000	1,155,000
Director of the State of Nevada Department of Business & Industry (Republic Services, Inc.); Series 2003, Solid Waste Disposal RB(b)(c)(d)	5.63%	06/01/18	1,100	1,223,486
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	1,800	2,032,110
Las Vegas (City of) Redevelopment Agency;
Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	1,475	1,585,876
Series 2009 A, Tax Increment Allocation RB	7.00%	06/15/20	1,000	1,174,750
Washoe County School District; Series 2008 A, School Improvement Limited Tax GO Bonds	4.75%	06/01/26	1,405	1,513,199
				10,960,098

New Hampshire–0.37%
Manchester (City of); Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	1,000	1,078,570
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/27	1,500	1,612,770
				2,691,340

New Jersey–4.87%
Gloucester (County of) Improvement Authority (Waste Management Inc.); Series 1999 B, Ref. Solid Waste RB(b)(d)	2.50%	12/01/17	500	522,485
Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(d)	5.00%	12/01/24	2,000	2,219,920
Monmouth (County of) Improvement Authority;
Series 2007, Governmental Loan RB(h)	5.00%	12/01/16	5	5,523
Series 2007, Governmental Loan RB(h)	5.00%	12/01/17	10	11,424
Series 2007, Governmental Loan RB (INS–AMBAC)(a)	5.00%	12/01/16	1,005	1,092,646
Series 2007, Governmental Loan RB (INS–AMBAC)(a)	5.00%	12/01/17	1,990	2,211,666
New Jersey (State of) Economic Development Authority (Paterson Charter School); Series 2012 C, RB	5.00%	07/01/22	500	523,395
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB(d)	5.00%	07/01/21	425	494,152
Series 2013, Private Activity RB(d)	5.00%	01/01/28	1,000	1,116,460
Series 2013, Private Activity RB(d)	5.50%	01/01/26	1,390	1,643,188
Series 2013, Private Activity RB(d)	5.50%	01/01/27	1,130	1,315,998

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority; Series 2012, Ref. RB	5.00%	06/15/23	$2,000	$2,304,560
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group);
Series 2011, Ref. RB	5.00%	07/01/25	1,500	1,713,765
Series 2011, Ref. RB	5.00%	07/01/27	2,000	2,238,940
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB(h)	5.25%	07/01/20	1,000	1,206,100
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	5.75%	07/01/15	80	82,911
New Jersey (State of) Turnpike Authority; Series 2013 E, Floating Rate RB(b)(e)	0.73%	01/01/18	2,000	2,000,000
North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/24	1,000	1,170,870
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(d)	5.00%	12/01/23	5,000	5,603,850
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.50%	06/01/23	6,890	6,833,020
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	1,640	1,381,749
				35,692,622

New Mexico–1.90%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR(b)	5.20%	06/01/20	1,700	1,922,649
Jicarilla Apache Nation; Series 2003 A, RB(c)	5.50%	09/01/23	1,000	993,420
New Mexico (State of) Finance Authority; Series 2006 B, Sr. Lien Public Revolving Fund RB (INS–NATL)(a)	5.00%	06/01/17	1,310	1,410,176
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/22	2,700	2,764,746
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	5.00%	07/01/19	610	653,493
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB	6.00%	08/01/23	1,000	1,165,210
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014-B, Gas Supply Ref. RB(b)(e)	0.85%	08/01/19	5,000	5,000,000
				13,909,694

New York–1.61%
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 A, Civic Facility RB	5.75%	11/15/22	500	568,645
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	5.75%	07/15/17	1,000	1,117,360
Series 2009, PILOT RB	5.75%	07/15/19	1,000	1,164,190
Metropolitan Transportation Authority; Series 2002 A, Ref. Service Contract RB	5.75%	07/01/18	1,000	1,181,130
New York (City of) Industrial Development Agency (Queens Baseball Stadium);
Series 2009, PILOT RB (INS–AGC)(a)	5.00%	01/01/18	200	220,336
Series 2009, PILOT RB (INS–AGC)(a)	5.00%	01/01/19	200	223,972
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB(g)	5.00%	01/15/21	1,000	1,166,150
New York (City of); Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds(e)	0.60%	08/01/25	3,000	3,000,000
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/21	2,000	2,076,620
Niagara Falls (City of); Series 1994, Public Improvement Unlimited Tax GO Bonds(j)	6.90%	03/01/20	5	5,017
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB	4.63%	07/01/22	1,000	1,047,370
				11,770,790

North Carolina–0.68%
North Carolina (State of) Eastern Municipal Power Agency;
Series 2008 C, Power System RB	6.75%	01/01/24	1,000	1,208,700
Series 2008 C, Power System RB (INS–AGC)(a)	6.00%	01/01/19	1,070	1,169,777
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/24	1,800	1,819,602
North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Health Care Facilities RB	5.00%	10/01/15	500	516,785

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.30%	10/01/19	$250	$262,760
				4,977,624

North Dakota–0.24%
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.00%	12/01/16	310	321,309
North Dakota (State of) Public Finance Authority (State Revolving Fund Program); Series 2008 A, RB	5.50%	10/01/19	1,195	1,406,993
				1,728,302

Ohio–3.19%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	415	219,917
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/21	1,250	1,484,262
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.25%	02/15/19	1,175	1,377,899
Cleveland (City of) (Bridges & Roadways Improvements); Series 2008 B, Sub. Lien Income Tax RB (INS–AGC)(a)	5.00%	10/01/25	1,555	1,758,270
Cleveland (City of) (Cleveland Stadium); Series 2004, Ref. RB(b)(h)	5.13%	12/01/14	1,370	1,387,604
Cleveland (City of); Series 2012 A, Ref. Airport System RB	5.00%	01/01/27	2,750	3,055,222
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(c)	5.75%	01/01/24	1,000	1,049,260
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/33	1,000	871,600
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/23	1,500	1,727,925
Lancaster Port Authority; Series 2014, Gas Supply Ref. Floating Rate RB(b)(e)	0.82%	08/01/19	2,000	2,000,000
Montgomery (County of) (Miami Valley Hospital); Series 2009 B, RB(b)	5.25%	11/15/14	1,000	1,010,610
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.00%	04/01/20	725	794,209
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2006 A, Ref. PCR(b)	3.75%	12/03/18	3,500	3,500,000
Series 2009 C, Ref. PCR	5.63%	06/01/18	2,000	2,245,920
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(b)	5.88%	06/01/16	865	937,894
				23,420,592

Oklahoma–0.28%
Chickasawa Nation; Series 2007, Health System RB(c)	5.38%	12/01/17	225	238,453
Tulsa (City of) Airports Improvement Trust; Series 2009 A, General RB	5.38%	06/01/24	1,750	1,787,747
				2,026,200

Oregon–0.45%
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/22	1,000	1,060,280
Tri-County Metropolitan Transportation District; Series 2011 A, Capital Grant Receipt RB	5.00%	10/01/27	2,000	2,268,360
				3,328,640

Pennsylvania–3.97%
Allegheny (County of) Airport Authority (Pittsburgh International Airport); Series 2010 A, Airport RB (INS–AGM)(a)(d)	5.00%	01/01/16	1,000	1,063,380
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2008 A, RB	5.00%	09/01/18	3,000	3,454,830
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.00%	09/01/21	500	511,075
Cumberland (County of) Municipal Authority (Asbury Obligated Group);
Series 2012, Ref. RB	5.00%	01/01/22	750	803,655
Series 2012, Ref. RB	5.25%	01/01/27	1,275	1,336,557
Delaware (County of) Authority (Elwyn); Series 2010, RB	5.00%	06/01/20	1,980	2,119,511
Girard School District;
Series 1992 B, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(f)	0.00%	10/01/18	700	650,405
Series 1992 B, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(f)	0.00%	10/01/19	250	224,048

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.25%	07/01/20	$1,980	$2,055,339
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.00%	01/01/17	500	546,115
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/25	2,000	2,192,280
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/27	1,500	1,573,230
Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB(b)	2.55%	12/03/18	1,500	1,515,420
Pennsylvania (State of) Turnpike Commission;
Series 2013 B, Floating Rate RB(e)	1.20%	12/01/19	2,000	2,000,000
Series 2014 B-1, Ref. Floating Rate RB(e)	1.03%	12/01/21	5,000	5,000,000
Philadelphia (City of) Industrial Development Authority (One Benjamin Franklin Parkway); Series 2007 C, Ref. Lease RB (INS–AGM)(a)	5.00%	02/15/15	2,150	2,193,623
Philadelphia (City of); Eighteenth Series 2004, Gas Works RB (INS–AGC)(a)	5.25%	08/01/18	750	752,940
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.00%	11/01/25	1,000	1,101,910
				29,094,318

Rhode Island–0.16%
Rhode Island Health & Educational Building Corp. (University of Rhode Island–Auxiliary Enterprise); Series 2013 C, Ref. Higher Education Facility RB	5.00%	09/15/22	1,000	1,178,120

South Carolina–2.17%
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/26	4,650	5,291,281
Piedmont Municipal Power Agency;
Series 2008 A-2, Electric RB	5.00%	01/01/24	1,000	1,110,960
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/21	2,000	2,313,860
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(a)	5.00%	02/01/19	1,000	1,148,720
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, Health Facilities RB	5.00%	05/01/23	1,000	1,067,330
Series 2013, Health Facilities RB	5.00%	05/01/28	1,250	1,291,675
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/26	3,215	3,698,954
				15,922,780

South Dakota–0.64%
Educational Enhancement Funding Corp.;
Series 2013 B, Tobacco Settlement RB	5.00%	06/01/23	1,000	1,166,650
Series 2013 B, Tobacco Settlement RB	5.00%	06/01/24	2,000	2,271,140
South Dakota (State of) Health & Educational Facilities Authority (Regional Health);
Series 2010, RB	5.00%	09/01/21	605	697,232
Series 2010, RB	5.00%	09/01/22	500	569,100
				4,704,122

Tennessee–1.20%
Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. RB	5.00%	10/01/15	115	117,692
Franklin Special School District; Series 1999, Limited Tax CAB GO Bonds (INS–AGM)(a)(f)	0.00%	06/01/15	700	698,607
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/19	770	863,170
Series 2012, Ref. & Improvement RB	5.00%	07/01/22	500	565,280
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Health); Series 2008 C, RB	5.25%	06/01/18	1,000	1,142,780

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.25%	09/01/16	$225	$238,482
Tennessee Energy Acquisition Corp.;
Series 2006 C, Gas RB	5.00%	02/01/23	1,360	1,539,452
Series 2006 C, Gas RB	5.00%	02/01/24	3,225	3,651,829
				8,817,292

Texas–11.90%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(d)	4.85%	04/01/21	1,000	1,039,630
Arlington Higher Education Finance Corp. (Universal Academy);
Series 2014 A, Education RB	5.88%	03/01/24	300	312,897
Series 2014 A, Education RB	6.63%	03/01/29	1,000	1,040,480
Austin (City of); Series 2009, Water & Wastewater System RB	5.00%	11/15/24	1,500	1,754,190
Brownsville (City of); Series 2008 A, Ref. Utilities System RB (INS–AGM)(a)	5.00%	09/01/23	1,240	1,403,618
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin);
Series 2005 A, RB	5.50%	04/01/23	1,670	1,893,914
Series 2005 A, RB	5.50%	04/01/25	1,610	1,798,322
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/33	1,250	1,474,150
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS–AGC)(a)	5.00%	08/15/18	1,500	1,706,610
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	85	85,337
Dallas-Fort Worth (Cities of) International Airport; Series 2014 A, Ref. RB(d)	5.25%	11/01/26	2,000	2,315,220
Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2014-A, Hospital Ref. RB	5.00%	09/01/22	150	165,041
Series 2014-A, Hospital Ref. RB	5.00%	09/01/23	150	163,859
Series 2014-A, Hospital Ref. RB	5.00%	09/01/24	265	288,042
Series 2014-A, Hospital Ref. RB	5.25%	09/01/29	1,000	1,068,200
Greenville (City of);
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/25	2,355	2,567,115
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/26	2,475	2,685,078
Gulf Coast Waste Disposal Authority;
Series 2013, Bayport Area System RB (INS–AGM)(a)	5.00%	10/01/21	1,250	1,461,337
Series 2013, Bayport Area System RB (INS–AGM)(a)	5.00%	10/01/23	2,610	3,047,149
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.);
Series 2013 A, First Mortgage RB	4.00%	01/01/23	1,325	1,358,986
Series 2013 A, First Mortgage RB	5.00%	01/01/33	1,090	1,095,090
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. Floating Rate Hospital RB(e)	0.80%	06/01/20	2,000	2,000,000
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/28	1,500	1,651,110
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(b)(h)	7.00%	12/01/18	500	626,925
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS–AGC)(a)	5.25%	11/15/24	1,950	2,223,448
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	2,500	2,734,525
Hidalgo County Health Services Corp. (Mission Hospital, Inc.); Series 2005, Hospital RB	5.00%	08/15/19	350	350,389
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/23	500	508,480
Houston (City of);
Series 2007 A, Ref. Public Improvement Limited Tax GO Bonds (INS–NATL)(a)	5.00%	03/01/16	1,000	1,071,160
Series 2011 A, Ref. Sub Lien Airport System RB(d)	5.00%	07/01/25	1,000	1,138,040
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB(b)(e)	0.80%	06/01/17	9,000	9,037,300
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB	5.88%	05/15/21	820	938,170
Series 2012 A, RB	4.00%	02/15/22	635	663,651
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.); Series 2014, Ref. RB	5.00%	02/15/24	350	375,134

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facility RB	5.00%	02/15/15	$230	$232,801
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.25%	01/01/33	1,600	1,740,576
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014-A, Student Housing RB	5.00%	04/01/29	620	679,365
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB	6.00%	01/01/23	1,000	1,141,950
Series 2012 C, Ref. First Tier RB(b)	1.95%	01/01/19	2,000	2,019,220
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 B-1, TEMPS-75SM Retirement Facility RB	6.13%	11/15/20	500	505,780
Series 2014 B-2, TEMPS-50SM Retirement Facility RB	5.00%	11/15/19	750	757,163
Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB	6.38%	07/01/33	500	509,920
SA Energy Acquisition Public Facility Corp.; Series 2007, Gas Supply RB	5.50%	08/01/21	1,000	1,170,180
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2009, Ref. Hospital RB	5.75%	11/15/24	1,000	1,164,850
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.00%	11/15/17	500	543,810
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health);
Series 2008, Ref. RB(b)(h)	5.75%	07/01/16	325	340,028
Series 2008, Ref. RB (INS–AGC)(a)	5.75%	07/01/18	1,045	1,146,637
Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 B-1, TEMPS-75SM Retirement Facility RB	7.25%	11/15/16	2,680	2,664,000
Texas (State of) Transportation Commission; Series 2006 A, First Tier RB(b)(h)	5.00%	04/01/16	2,000	2,149,880
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002 A, First Tier CAB RB (INS–AMBAC)(a)(f)	0.00%	08/15/18	5,700	5,393,682
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	3,000	3,723,060
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/21	2,600	3,036,540
Series 2012, Gas Supply RB	5.00%	12/15/22	500	590,220
Series 2012, Gas Supply RB	5.00%	12/15/23	3,950	4,573,231
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools);
Series 2012 A, Education RB	4.63%	08/15/22	500	514,075
Series 2012 A, Education RB	5.00%	08/15/27	585	600,192
				87,239,757

Utah–0.50%
Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB(f)(h)	0.00%	07/01/17	1,750	1,644,790
Utah (State of) Transit Authority;
Series 2012, Ref. Sales Tax RB	5.00%	06/15/21	535	636,195
Series 2012, Ref. Sales Tax RB	5.00%	06/15/22	505	605,056
Series 2012, Ref. Sales Tax RB	5.00%	06/15/23	655	775,598
				3,661,639

Virgin Islands–0.81%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note-Diago); Series 2009 A, Sub. RB	6.00%	10/01/14	260	260,853
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/17	1,000	1,104,450
Series 2012 A, RB(c)	4.00%	10/01/22	2,205	2,290,069
Virgin Islands (Government of) Public Finance Authority; Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/19	2,000	2,272,820
				5,928,192

Virginia–0.99%
Dulles Town Center Community Development Authority (Dulles Town Center); Series 2012, Ref. Special Assessment RB	4.25%	03/01/26	700	689,353

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Fairfax (County of) Economic Development Authority (Vinson Hall, LLC); Series 2013 A, Residential Care Facility RB	4.00%	12/01/22	$1,000	$1,029,750
Fairfax (County of) Industrial Development Authority (Inova Health System); Series 2009 A, Health Care RB	5.13%	05/15/24	1,000	1,131,660
Route 460 Funding Corp.; Series 2012 B, Sr. Lien Toll Road CAB RB(f)	0.00%	07/01/25	600	372,966
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(d)	5.00%	01/01/27	2,500	2,707,775
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.25%	07/01/19	660	731,729
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	559	596,498
				7,259,731

Washington–2.78%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(d)	5.50%	07/01/25	1,000	1,164,260
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB	5.00%	01/01/23	1,000	1,113,700
FYI Properties (Washington State District); Series 2009, Lease RB	5.25%	06/01/26	2,000	2,282,920
Kalispel Tribe of Indians; Series 2008, RB	6.20%	01/01/16	100	99,494
Seattle (City of);
Series 2007, Ref. Solid Waste RB(b)(h)	5.00%	02/01/17	1,555	1,725,490
Series 2007, Ref. Solid Waste RB	5.00%	02/01/18	240	264,226
Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	1,725	2,049,904
Seattle (Port of) (SEATAC Fuel Facilities LLC);
Series 2013, Ref. Special Facility RB(d)	5.00%	06/01/21	650	761,176
Series 2013, Ref. Special Facility RB(d)	5.00%	06/01/24	1,560	1,836,385
Tes Properties; Series 2009, RB	5.00%	12/01/24	1,000	1,147,290
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/27	500	584,140
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.13%	10/01/24	1,500	1,639,905
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.00%	06/01/22	3,260	3,846,181
Washington (State of); Series 2005 C, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS–AMBAC)(a)(f)	0.00%	06/01/16	1,885	1,870,730
				20,385,801

West Virginia–0.91%
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/22	250	262,083
West Virginia (State of) Economic Development Authority (Appalachian Power Co.-Amos);
Series 2008-C, PCR Ref. RB	3.25%	05/01/19	2,745	2,853,290
Series 2011 A, Ref. Solid Waste Disposal Facilities RB(b)(d)	2.25%	09/01/16	3,000	3,045,630
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	500	540,095
				6,701,098

Wisconsin–1.46%
Milwaukee (County of);
Series 2010 B, Ref. Airport RB(d)	5.00%	12/01/22	1,250	1,404,700
Series 2010 B, Ref. Airport RB(d)	5.00%	12/01/23	1,000	1,113,500
Public Financing Authority (Rose Villa); Series 2014-B-3, TEMPS-50SM RB	3.75%	11/15/19	1,000	1,010,910
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB(d)	5.38%	11/01/21	1,370	1,474,216
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB(b)	5.13%	08/15/16	1,000	1,089,230
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/25	1,650	1,895,850
Series 2012, RB	5.00%	06/01/26	1,000	1,138,860
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB(d)	5.30%	09/01/23	390	412,908
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.00%	04/01/22	1,050	1,154,139
				10,694,313

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–0.15%
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/25	$1,000	$1,133,590
TOTAL INVESTMENTS(k)–101.99% (Cost $703,510,851)				747,699,794
FLOATING RATE NOTE OBLIGATIONS–(1.57)%
Notes with interest and fee rates ranging from 0.57% to 0.62% at 08/31/14 and contractual maturities of collateral ranging from 12/15/20 to 08/01/25 (See Note 1J)(l)				(11,525,000)
OTHER ASSETS LESS LIABILITIES–(0.42)%				(3,046,988)
NET ASSETS–100.00%				$733,127,806

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHA	– Federal Housing Administration

FTA	– Federal Transit Administration
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds

RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $27,140,478, which represented 3.70% of the Fund’s Net Assets.
(d)	Security subject to the alternative minimum tax.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(f)	Zero coupon bonds issued at a discount.
(g)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1J.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2014 was $221,182, which represented less than 1% of the Fund’s Net Assets.
(j)	Advance refunded.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	8.8%

(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2014. At August 31, 2014, the Fund’s investments with a value of $20,035,036 are held by Dealer Trusts and serve as collateral for the $11,525,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2014

Revenue Bonds	88.1%
General Obligation Bonds	10.1
Pre-Refunded Bonds	1.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Intermediate Term Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $703,510,851)	$747,699,794
Cash	3,969,980
Receivable for:
Investments sold	1,320,000
Fund shares sold	2,896,047
Interest	7,912,149
Investment for trustee deferred compensation and retirement plans	80,003
Other assets	57,803
Total assets	763,935,776

Liabilities:
Floating rate note obligations	11,525,000
Payable for:
Investments purchased	17,273,314
Fund shares reacquired	971,036
Dividends	564,641
Accrued fees to affiliates	326,658
Accrued trustees’ and officers’ fees and benefits	4,122
Accrued other operating expenses	51,418
Trustee deferred compensation and retirement plans	91,781
Total liabilities	30,807,970
Net assets applicable to shares outstanding	$733,127,806

Net assets consist of:
Shares of beneficial interest	$775,481,426
Undistributed net investment income	1,298,185
Undistributed net realized gain (loss)	(87,840,748)
Net unrealized appreciation	44,188,943
$733,127,806

Net Assets:
Class A	$433,180,247
Class B	$6,572,341
Class C	$137,379,058
Class Y	$155,996,160

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	38,813,118
Class B	577,293
Class C	12,331,948
Class Y	13,988,982
Class A:
Net asset value per share	$11.16
Maximum offering price per share
(Net asset value of $11.16 ÷ 97.50%)	$11.45
Class B:
Net asset value and offering price per share	$11.38
Class C:
Net asset value and offering price per share	$11.14
Class Y:
Net asset value and offering price per share	$11.15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Intermediate Term Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2014

(Unaudited)

Investment income:
Interest	$14,275,840

Expenses:
Advisory fees	1,724,782
Administrative services fees	89,276
Custodian fees	7,981
Distribution fees:
Class A	521,959
Class B	8,802
Class C	599,978
Interest, facilities and maintenance fees	36,065
Transfer agent fees	273,091
Trustees’ and officers’ fees and benefits	14,352
Other	136,300
Total expenses	3,412,586
Less: Fees waived	(292,086)
Net expenses	3,120,500
Net investment income	11,155,340

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(185,174)
Change in net unrealized appreciation of investment securities	14,492,727
Net realized and unrealized gain	14,307,553
Net increase in net assets resulting from operations	$25,462,893

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Intermediate Term Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2014 and the year ended February 28, 2014

(Unaudited)

	August 31, 2014	February 28, 2014
Operations:
Net investment income	$11,155,340	$22,705,419
Net realized gain (loss)	(185,174)	(7,718,183)
Change in net unrealized appreciation (depreciation)	14,492,727	(22,265,006)
Net increase (decrease) in net assets resulting from operations	25,462,893	(7,277,770)

Distributions to shareholders from net investment income:
Class A	(6,692,091)	(12,877,071)
Class B	(113,198)	(264,149)
Class C	(1,711,720)	(3,495,177)
Class Y	(2,665,493)	(5,179,078)
Total distributions from net investment income	(11,182,502)	(21,815,475)

Share transactions–net:
Class A	25,278,929	(5,486,705)
Class B	(1,039,334)	(2,065,060)
Class C	7,312,594	7,994,716
Class Y	2,455,339	(4,211,167)
Net increase (decrease) in net assets resulting from share transactions	34,007,528	(3,768,216)
Net increase (decrease) in net assets	48,287,919	(32,861,461)

Net assets:
Beginning of period	684,839,887	717,701,348
End of period (includes undistributed net investment income of $1,298,185 and $1,325,347, respectively)	$733,127,806	$684,839,887

Notes to Financial Statements

August 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Intermediate Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

23                         Invesco Intermediate Term Municipal Income Fund

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

24                         Invesco Intermediate Term Municipal Income Fund

I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.50%
Over $500 million	0.45%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the

25                         Invesco Intermediate Term Municipal Income Fund

Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.80%, 1.55%, 1.55% and 0.55% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended August 31, 2014, the Adviser waived advisory fees of $292,086.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2014, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2014, IDI advised the Fund that IDI retained $79,193 in front-end sales commissions from the sale of Class A shares and $15,349, $2,425 and $3,716 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

26                         Invesco Intermediate Term Municipal Income Fund

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2014 were $11,525,000 and 0.62%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2018	$56,141,670	$—	$56,141,670
February 28, 2019	23,141,936	—	23,141,936
Not subject to expiration	4,881,401	729,710	5,611,111
Total capital loss carryforward	$84,165,007	$729,710	$84,894,717

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2014 was $74,345,400 and $40,276,289, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$46,652,312
Aggregate unrealized (depreciation) of investment securities	(2,528,305)
Net unrealized appreciation of investment securities	$44,124,007

Cost of investments for tax purposes is $703,575,787.

27                         Invesco Intermediate Term Municipal Income Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2014(a)		Year ended February 28, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	5,712,986	$63,056,447	15,034,529	$164,923,115
Class B	12,652	143,201	56,218	622,145
Class C	2,480,627	27,349,906	9,596,056	106,535,837
Class Y	1,686,568	18,617,595	4,694,245	51,088,974

Issued as reinvestment of dividends:
Class A	406,906	4,499,489	779,321	8,499,518
Class B	6,944	78,304	16,364	182,236
Class C	121,148	1,337,174	251,049	2,733,352
Class Y	177,084	1,956,188	352,529	3,842,222

Automatic conversion of Class B shares to Class A shares:
Class A	26,767	295,815	57,714	631,641
Class B	(26,241)	(295,815)	(56,571)	(634,641)

Reacquired:
Class A	(3,859,801)	(42,572,822)	(16,538,772)	(179,540,979)
Class B	(85,671)	(965,024)	(201,983)	(2,237,800)
Class C	(1,941,381)	(21,374,486)	(9,347,879)	(101,274,473)
Class Y	(1,642,608)	(18,118,444)	(5,458,968)	(59,142,363)
Net increase (decrease) in share activity	3,075,980	$34,007,528	(766,148)	$(3,768,216)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28                         Invesco Intermediate Term Municipal Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Portfolio turnover(b)
Class A
Six months ended 08/31/14	$10.94	$0.18	$0.22	$0.40	$(0.18)	$11.16	3.67	%(c)	$433,180	0.81	%(d)	0.89	%(d)	3.21	%(d)	0.80	%(d)	6%
Year ended 02/28/14	11.32	0.35	(0.39)	(0.04)	(0.34)	10.94	(0.30	)(c)	399,474	0.79		0.88		3.24		0.78		24
Year ended 02/28/13	11.20	0.39	0.14	0.53	(0.41)	11.32	4.85	(c)	421,107	0.76		0.89		3.49		0.75		10
Year ended 02/29/12	10.57	0.43	0.62	1.05	(0.42)	11.20	10.18	(c)	318,219	0.76		0.89		3.96		0.75		16
Period ended 02/28/11	11.03	0.19	(0.47)	(0.28)	(0.18)	10.57	(2.57	)(c)	222,214	0.81	(e)	0.91	(e)	4.19	(e)	0.80	(e)	4
Year ended 09/30/10	10.80	0.44	0.21	0.65	(0.42)	11.03	6.24	(c)	270,764	0.83		0.93		4.05		0.82		12
Year ended 09/30/09	10.05	0.42	0.76	1.18	(0.43)	10.80	12.16	(f)	225,086	0.93		1.03		4.16		0.90		23
Class B
Six months ended 08/31/14	11.16	0.18	0.22	0.40	(0.18)	11.38	3.63	(c)(g)	6,572	0.81	(d)(g)	0.89	(d)(g)	3.21	(d)(g)	0.80	(d)(g)	6
Year ended 02/28/14	11.55	0.36	(0.40)	(0.04)	(0.35)	11.16	(0.32	)(c)(g)	7,470	0.79	(g)	0.88	(g)	3.24	(g)	0.78	(g)	24
Year ended 02/28/13	11.43	0.40	0.14	0.54	(0.42)	11.55	4.82	(c)(g)	9,881	0.76	(g)	0.89	(g)	3.49	(g)	0.75	(g)	10
Year ended 02/29/12	10.74	0.42	0.64	1.06	(0.37)	11.43	10.02	(c)(g)	11,358	0.93	(g)	1.06	(g)	3.79	(g)	0.92	(g)	16
Period ended 02/28/11	11.20	0.16	(0.47)	(0.31)	(0.15)	10.74	(2.81	)(c)	13,089	1.56	(e)	1.66	(e)	3.44	(e)	1.55	(e)	4
Year ended 09/30/10	10.96	0.36	0.22	0.58	(0.34)	11.20	5.46	(c)	16,362	1.58		1.68		3.30		1.57		12
Year ended 09/30/09	10.19	0.36	0.77	1.13	(0.36)	10.96	11.42	(g)(h)	13,648	1.57	(g)	1.67	(g)	3.53	(g)	1.55	(g)	23
Class C
Six months ended 08/31/14	10.92	0.14	0.22	0.36	(0.14)	11.14	3.36	(c)	137,379	1.47	(d)	1.55	(d)	2.55	(d)	1.46	(d)	6
Year ended 02/28/14	11.31	0.27	(0.40)	(0.13)	(0.26)	10.92	(1.08	)(c)	127,451	1.50		1.59		2.53		1.49		24
Year ended 02/28/13	11.19	0.31	0.14	0.45	(0.33)	11.31	4.07	(c)	126,310	1.51		1.64		2.74		1.50		10
Year ended 02/29/12	10.56	0.35	0.62	0.97	(0.34)	11.19	9.37	(c)	71,439	1.51		1.64		3.21		1.50		16
Period ended 02/28/11	11.02	0.15	(0.47)	(0.32)	(0.14)	10.56	(2.88	)(c)	55,088	1.56	(e)	1.66	(e)	3.44	(e)	1.55	(e)	4
Year ended 09/30/10	10.78	0.35	0.23	0.58	(0.34)	11.02	5.53	(c)	61,646	1.58		1.68		3.30		1.57		12
Year ended 09/30/09	10.03	0.34	0.77	1.11	(0.36)	10.78	11.35	(i)	38,649	1.68		1.78		3.41		1.66		23
Class Y(j)
Six months ended 08/31/14	10.93	0.19	0.22	0.41	(0.19)	11.15	3.80	(c)	155,996	0.56	(d)	0.64	(d)	3.46	(d)	0.55	(d)	6
Year ended 02/28/14	11.31	0.38	(0.39)	(0.01)	(0.37)	10.93	(0.06	)(c)	150,445	0.54		0.63		3.49		0.53		24
Year ended 02/28/13	11.19	0.42	0.14	0.56	(0.44)	11.31	5.11	(c)	160,404	0.51		0.64		3.74		0.50		10
Year ended 02/29/12	10.56	0.46	0.62	1.08	(0.45)	11.19	10.45	(c)	135,882	0.51		0.64		4.21		0.50		16
Period ended 02/28/11	11.03	0.20	(0.48)	(0.28)	(0.19)	10.56	(2.56	)(c)	14,096	0.56	(e)	0.66	(e)	4.44	(e)	0.55	(e)	4
Year ended 09/30/10	10.79	0.46	0.23	0.69	(0.45)	11.03	6.56	(c)	9,361	0.58		0.68		4.30		0.57		12
Year ended 09/30/09	10.04	0.45	0.76	1.21	(0.46)	10.79	12.45	(k)	6,598	0.67		0.77		4.49		0.65		23

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $202,122,885 and sold of $25,268,549 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Municipal Fund into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $414,163, $6,984, $130,619 and $152,998 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	Annualized.
(f)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	The total return, ratio of expense to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of less than 1%.
(h)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	On June 1, 2010, Class I shares of Van Kampen Intermediate Term Municipal Income Fund were reorganized into Class Y shares of the Fund.
(k)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

29                         Invesco Intermediate Term Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2014 through August 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,036.70	$4.11	$1,021.17	$4.08	0.80%
B	1,000.00	1,036.30	4.11	1,021.17	4.08	0.80
C	1,000.00	1,033.60	7.48	1,017.85	7.43	1.46
Y	1,000.00	1,038.00	2.83	1,022.43	2.80	0.55

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2014 through August 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

30                         Invesco Intermediate Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Intermediate Term Municipal Income Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Intermediate Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period, the second quintile for the three year period, and the first quintile for the five year period

31                         Invesco Intermediate Term Municipal Income Fund

(the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

32                         Invesco Intermediate Term Municipal Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	VK-ITMI-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2014

Invesco Municipal Income Fund

Nasdaq:

A: VKMMX  ■  B: VMIBX  ■  C: VMICX  ■  Y: VMIIX  ■  Investor: VMINX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
32	Financial Statements
34	Notes to Financial Statements
40	Financial Highlights
41	Fund Expenses
42	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/14 to 8/31/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.04%
Class B Shares	4.66
Class C Shares	4.66
Class Y Shares	5.17
Investor Class Shares	5.16
S&P Municipal Bond Index▼ (Broad Market Index)*	4.21
Barclays Municipal Bond Index▼ (Former Broad Market/Style-Specific Index)*	4.19
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index) *	5.13
Lipper General Municipal Debt Funds Index■ (Peer Group Index)*	4.87

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

*	The Fund has elected to use the S&P Municipal Bond Index to represent its broad market index and the S&P Municipal Bond 5+ Year Investment Grade Index to represent its style-specific index rather than the Barclays Municipal Bond Index because the S&P Municipal Bond Index and the S&P Municipal Bond 5+ Year Investment Grade Index more closely reflect the performance of the types of securities in which the Fund invests. The Lipper General Municipal Debt Fund Index has been added as the Fund’s peer group index.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

The S&P Municipal Bond 5+ Year Investment Grade Index is a sub-set of the broad S&P Municipal Bond Index. This index of market-value weighted investment-grade US municipal bonds seeks to measure the performance of US municipals whose maturities are greater than or equal to five years.

The Lipper General Municipal Debt Funds Index is comprised of funds that invest primarily in municipal debt issues rated in the top four credit ratings.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Municipal Income Fund

Average Annual Total Returns

As of 8/31/14, including maximum applicable sales charges

Class A Shares
Inception (8/1/90)	5.07%
10 Years	3.55
5 Years	5.48
1 Year	6.93

Class B Shares
Inception (8/24/92)	4.39%
10 Years	3.39
5 Years	5.26
1 Year	5.91

Class C Shares
Inception (8/13/93)	3.59%
10 Years	3.22
5 Years	5.59
1 Year	9.92

Class Y Shares
Inception (8/12/05)	4.25%
5 Years	6.66
1 Year	11.99

Investor Class Shares
10 Years	4.03%
5 Years	6.44
1 Year	11.88

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Municipal Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Municipal Income Fund (renamed Invesco Municipal Income Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Municipal Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Investor Class shares incepted on July 15, 2013. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Average Annual Total Returns

As of 6/30/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (8/1/90)	5.04%
10 Years	3.72
5 Years	6.18
1 Year	2.26

Class B Shares
Inception (8/24/92)	4.35%
10 Years	3.54
5 Years	5.98
1 Year	0.89

Class C Shares
Inception (8/13/93)	3.55%
10 Years	3.37
5 Years	6.28
1 Year	4.89

Class Y Shares
Inception (8/12/05)	4.14%
5 Years	7.36
1 Year	7.10

Investor Class Shares
10 Years	4.18%
5 Years	7.14
1 Year	6.96

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 0.90%, 1.65%, 1.65%, 0.65% and 0.82%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Municipal Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Municipal Income Fund

Schedule of Investments

August 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–107.73%
Alabama–0.89%
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(a)	5.00%	09/01/39	$2,725	$3,044,370
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(a)	5.00%	09/01/44	2,725	3,032,244
Auburn University; Series 2011 A, General Fee RB	5.00%	06/01/36	1,000	1,110,770
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, Health Care Facility RB (INS–AGC)(a)	6.00%	06/01/39	1,000	1,167,460
Courtland (City of) Industrial Development Board (International Paper Co.); Series 2005 A, Ref. Solid Waste Disposal RB(b)	5.20%	06/01/25	2,500	2,529,500
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	900	871,083
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	3	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	4,100	4,642,430
University of Alabama Board of Trustees; Series 2008 A, Hospital RB	5.75%	09/01/22	3,000	3,389,370
University of Alabama; Series 2004 A, General RB(c)	5.00%	07/01/29	420	421,718
				20,208,945

Alaska–1.31%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services);
Series 2011 A, RB	5.00%	10/01/40	1,250	1,345,225
Series 2011 A, RB	5.50%	10/01/41	3,000	3,396,840
Alaska (State of) International Airports System;
Series 2006 B, Ref. RB (INS–NATL)(a)	5.00%	10/01/24	6,525	7,087,585
Series 2006 D, Ref. RB (INS–NATL)(a)	5.00%	10/01/24	9,570	10,395,125
Alaska (State of) Municipal Bond Bank Authority; Series 2009 1, RB	5.75%	09/01/33	200	229,216
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center); Series 2009, Lease RB (INS–AGC)(a)	6.00%	09/01/28	5,000	6,041,250
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS–AGC)(a)	5.38%	06/01/28	1,025	1,028,424
				29,523,665

Arizona–3.01%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2008 D, RB (INS–BHAC)(a)	5.50%	01/01/38	5,000	5,551,250
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/39	5,000	5,486,850
Arizona (State of);
Series 2008 A, COP (INS–AGM)(a)	5.00%	09/01/24	2,375	2,571,009
Series 2008 A, COP (INS–AGM)(a)	5.00%	09/01/26	2,420	2,597,289
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network);
Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,655	1,678,021
Series 2005 B, Ref. Hospital RB	5.25%	12/01/23	3,250	3,369,145
Series 2005 B, Ref. Hospital RB	5.25%	12/01/25	2,250	2,328,930
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	1,000	1,068,180
Series 2010, RB	5.13%	05/15/40	2,150	2,300,027
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS–AMBAC)(a)	5.25%	01/01/32	1,665	1,720,145
Goodyear (City of); Series 2010, Sub. Lien Water & Sewer RB	5.63%	07/01/39	1,000	1,099,930
Navajo County Pollution Control Corp.; Series 2009 E, PCR(d)	5.75%	06/01/16	1,000	1,085,860
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	600	567,222
Series 2009, Education RB	7.13%	01/01/45	1,240	1,178,794

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix (City of) Industrial Development Authority (Great Hearts Academies);
Series 2012, Education RB	6.30%	07/01/42	$1,000	$1,049,990
Series 2012, Education RB	6.40%	07/01/47	400	420,644
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(e)	6.50%	07/01/34	1,095	1,216,830
Phoenix (City of) Industrial Development Authority (Rowan University);
Series 2012, Lease RB	5.00%	06/01/42	5,000	5,325,150
Series 2012, Lease RB	5.25%	06/01/34	3,000	3,246,690
Phoenix Civic Improvement Corp.; Series 2008 B, Sr. Lien Airport RB(b)	5.25%	07/01/19	1,000	1,143,190
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.00%	05/01/34	1,000	1,028,930
Pima (County of) Industrial Development Authority (Global Water Resources, LLC);
Series 2007, Water & Wastewater RB(b)	6.55%	12/01/37	1,600	1,629,024
Series 2008, Water & Wastewater RB(b)	6.38%	12/01/18	617	639,181
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	1,925	2,079,731
Pinal (County of) Electric District No. 3; Series 2011, Ref. Electrical System RB	5.25%	07/01/41	2,000	2,222,060
Pinal (County of) Electric District No. 4;
Series 2008, Electrical System RB	6.00%	12/01/23	550	627,352
Series 2008, Electrical System RB	6.00%	12/01/28	740	843,400
Salt River Project Agricultural Improvement & Power District;
Series 2009 A, Electric System RB(f)	5.00%	01/01/25	3,000	3,481,200
Series 2009 A, Electric System RB(f)	5.00%	01/01/28	2,000	2,300,680
University Medical Center Corp.; Series 2009, Hospital RB	6.00%	07/01/24	1,250	1,447,263
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. Unlimited Tax GO Bonds(e)	6.00%	07/15/27	2,000	2,258,960
Series 2013 B, Unlimited Tax GO Bonds(e)	5.70%	07/15/29	775	846,982
Series 2013 B, Unlimited Tax GO Bonds(e)	6.00%	07/15/33	710	779,239
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System);
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/25	1,000	1,163,850
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/26	500	578,690
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS–SGI)(a)	5.00%	07/01/24	1,000	1,087,610
				68,019,298

Arkansas–0.17%
Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB (INS–AGM)(a)	5.00%	03/01/34	1,825	2,045,971
Little Rock (City of); Series 2009, Library Construction & Improvement Limited Tax GO Bonds	4.60%	03/01/24	1,495	1,686,779
				3,732,750

California–12.51%
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	2,000	2,251,360
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS–AGM)(a)	5.00%	12/01/25	4,535	5,102,873
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/36	735	864,426
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS–SGI)(a)	5.25%	09/01/35	3,780	3,782,797
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/31	40	21,833
Big Bear Lake (City of); Series 1996, Ref. Water RB (INS–NATL)(a)	6.00%	04/01/22	2,000	2,318,940
California (State of) Department of Veterans Affairs; Series 2007 A, Home Purchase RB(b)(f)	4.95%	12/01/37	9,585	9,821,654
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/39	5,000	5,674,300
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS–AGM)(a)	5.25%	07/01/38	500	533,840
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB(c)(d)	5.50%	02/01/20	1,000	1,214,890

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Housing Finance Agency;
Series 1983 B, Home Mortgage CAB RB (CEP–FHA)(g)	0.00%	08/01/15	$10	$9,603
Series 2008 K, Home Mortgage RB(b)	5.30%	08/01/23	1,835	1,896,197
Series 2008 K, Home Mortgage RB(b)	5.45%	08/01/28	4,000	4,105,680
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB	5.00%	01/01/28	1,525	1,685,887
Series 2011, RB	5.75%	01/01/33	450	520,204
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(b)(e)	5.00%	07/01/30	3,160	3,343,406
Series 2012, Water Furnishing RB(b)(e)	5.00%	07/01/37	6,955	7,313,461
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/42	2,000	1,933,560
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,039,250
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,250	1,279,800
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (INS–Cal-Mortgage)(a)	5.75%	08/15/38	500	555,230
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/32	7,000	7,424,270
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP–FHA)	6.25%	08/01/24	1,715	2,058,892
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB(c)	5.25%	10/01/24	270	271,118
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	6.25%	11/15/19	500	550,385
Series 2009, Senior Living RB	6.63%	11/15/24	2,000	2,306,300
California (State of);
Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/19	3,500	4,296,250
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	250	289,258
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	5,000	5,575,050
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/36	5,000	5,644,350
Capistrano Unified School District; Series 2005, Community Facilities Special Tax RB (INS–NATL)(a)	5.00%	09/01/25	5,000	5,187,350
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	08/01/29	1,585	881,593
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/39	1,000	341,450
Earlimart School District; Series 1994 1, Unlimited Tax GO Bonds (INS–AMBAC)(a)	6.70%	08/01/21	425	495,949
El Centro (City of) Financing Authority; Series 2006 A, Wastewater RB (INS–AGM)(a)	5.00%	10/01/26	2,000	2,171,420
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/32	5,030	2,321,949
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/33	4,185	1,826,501
Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS–AMBAC)(a)	5.00%	09/01/28	1,000	1,035,400
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,500	1,528,800
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	9,895	9,059,466
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	12,505	10,331,631
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS–AGM)(a)	5.00%	08/01/26	2,000	2,378,140
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/34	1,500	647,715
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB	6.50%	08/01/29	2,000	2,343,520
Long Beach Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds	5.75%	08/01/33	5,000	5,925,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of) Department of Water & Power; Subseries 2008 A-1, Power System RB(f)	5.25%	07/01/38	$2,000	$2,256,400
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,500	1,708,800
Los Angeles Unified School District (Election of 2002); Series 2007 B, Unlimited Tax GO Bonds (INS–AMBAC)(a)	4.50%	07/01/26	2,000	2,179,600
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/29	3,000	3,481,500
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(g)	0.00%	08/01/35	3,260	1,239,713
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS–AGM)(a)	5.63%	10/01/34	1,500	1,723,035
Oakland (Port of);
Series 2007 A, Ref. Intermediate Lien RB (INS–NATL)(a)(b)	5.00%	11/01/29	4,000	4,397,280
Series 2012 P, Ref. Sr. Lien RB(b)	5.00%	05/01/28	2,000	2,253,980
Oceanside Unified School District; Series 2009 A, Unlimited Tax GO Bonds (INS–AGC)(a)	5.25%	08/01/33	775	866,419
Palomar Pomerado Health (Election of 2004); Series 2005 A, Unlimited Tax GO Bonds (INS–AMBAC)(a)	5.00%	08/01/26	1,080	1,123,070
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/37	1,170	422,347
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/38	4,770	1,643,122
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/39	5,010	1,638,571
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/40	5,260	1,624,183
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/41	5,520	1,586,614
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (INS–AGM)(a)	5.50%	08/01/31	2,420	2,758,510
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/35	1,500	601,440
Poway Unified School District (Community Facilities District No. 6); Series 2007, Special Tax RB (INS–AMBAC)(a)	5.00%	09/01/35	5,000	5,156,700
Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	07/01/25	1,415	1,604,667
Redondo Beach Unified School District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds (INS–AGM)(a)	5.13%	08/01/37	2,000	2,167,600
Regents of the University of California;
Series 2009 O, General RB	5.25%	05/15/39	500	574,175
Series 2009 O, General RB(f)	5.75%	05/15/23	5,570	6,783,536
Series 2009 O, General RB(f)	5.75%	05/15/25	8,205	9,940,440
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	2,500	2,986,150
Riverside (City of); Series 2008 D, Electric RB (INS–AGM)(a)	5.00%	10/01/38	6,335	6,942,146
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/44	2,500	2,851,050
Sacramento (County of);
Series 2009 B, Sr. Airport System RB (INS–AGC)(a)	5.50%	07/01/34	1,500	1,697,205
Series 2010, Sr. Airport System RB	5.00%	07/01/40	4,300	4,779,966
San Bernardino Community College District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds(c)(d)	6.50%	08/01/18	525	643,393
San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	6.25%	12/01/20	1,000	1,175,640
Series 2011, RB	6.50%	12/01/21	2,000	2,397,700
Series 2011, RB	6.50%	12/01/22	2,000	2,349,880
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds(f)	5.25%	08/01/33	7,500	8,696,250
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB(b)	5.00%	05/01/23	10,000	11,626,500
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB	6.00%	08/01/24	1,000	1,138,800
San Joaquin (County of) Transportation Authority (Measure K); Series 2011 A, Limited Sales Tax RB	5.25%	03/01/31	1,500	1,749,195
San Jose (City of);
Series 2011 A-1, Airport RB(b)	5.25%	03/01/26	2,730	3,090,933
Series 2011 A-1, Airport RB(b)	6.25%	03/01/34	2,500	2,932,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Marcos (City of) Public Facilities Authority; Series 2006 A, Ref. Tax Increment Pass-Through RB (INS–AMBAC)(a)	5.00%	10/01/31	$5,140	$5,274,514
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.38%	09/01/29	2,530	2,790,210
South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2005 A, Special Tax RB (INS–AMBAC)(a)	5.00%	08/15/27	5,380	5,477,432
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2005 A, Ref. RB (INS–AMBAC)(a)	5.00%	10/01/35	2,000	2,010,540
Southern California Metropolitan Water District; Series 2005 A, RB (INS–AGM)(a)	5.00%	07/01/35	2,000	2,065,200
Southern California Public Power Authority (Mead-Adelanto); Series 1994 A, RB (INS–AMBAC)(a)(h)	9.68%	07/01/15	3,200	3,413,824
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/26	1,250	837,175
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,000	3,392,490
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	08/01/27	7,865	4,858,053
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS–AGC)(a)	5.50%	09/01/34	1,000	1,101,470
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/24	3,570	2,649,404
Yuba (County of) Levee Financing Authority; Series 2008 A, RB (INS–AGC)(a)	5.00%	09/01/33	1,500	1,640,040
				282,460,685

Colorado–1.65%
Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS–AGC)(a)	5.00%	06/01/37	1,070	1,107,621
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2004 A, RB	5.25%	06/01/34	1,000	1,003,780
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2013, RB	5.63%	06/01/43	2,500	2,789,600
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/41	2,650	2,962,515
Series 2010, Private Activity RB	6.50%	01/15/30	2,400	2,787,000
Colorado (State of) Water Resources & Power Development Authority (City of Fountain Electric, Water & Wastewater Utility Enterprise);
Series 2009 A, Water Resource RB (INS–AGC)(a)	5.13%	12/01/30	400	446,848
Series 2009 A, Water Resource RB (INS–AGC)(a)	5.25%	12/01/38	525	589,596
Colorado Springs (City of);
Series 2002, Hospital RB(c)(d)	5.25%	12/15/18	3,375	3,996,034
Series 2002, Hospital RB(c)(d)	5.25%	12/15/18	3,530	4,179,555
Series 2010 D-1, Utilities System RB	5.25%	11/15/33	1,000	1,159,600
Denver (City & County of) (Justice System);
Series 2008, Unlimited Tax GO Bonds(f)	5.00%	08/01/24	6,000	6,944,940
Series 2008, Unlimited Tax GO Bonds(f)	5.00%	08/01/25	1,500	1,731,208
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS–SGI)(a)	5.00%	12/01/35	5,680	5,787,863
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	500	496,230
University of Colorado; Series 2009 A, Enterprise System RB	5.25%	06/01/30	1,075	1,249,247
				37,231,637

Connecticut–1.07%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS–ACA)(a)(b)	6.60%	07/01/24	1,000	1,003,430
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(b)	5.50%	04/01/21	3,000	3,428,040
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2011 A, RB	5.00%	07/01/26	1,000	1,112,340
Series 2011 A, RB	5.00%	07/01/41	5,700	6,118,893
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University);
Series 2007 J, RB (INS–NATL)(a)	5.75%	07/01/33	1,000	1,141,070
Series 2007 K-2, RB (INS–NATL)(a)	5.00%	07/01/23	1,100	1,246,564

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–(continued)
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/41	$5,000	$5,492,200
Hamden (Town of) (Whitney Center); Series 2009 C, RB(d)	7.25%	01/01/16	1,000	1,017,800
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,569,160
				24,129,497

Delaware–0.08%
Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. Gas Facilities RB	5.40%	02/01/31	1,050	1,185,229
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	630	655,597
				1,840,826

District of Columbia–2.53%
District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB	6.38%	03/01/31	2,980	3,243,074
Series 2011, RB	6.63%	03/01/41	1,100	1,193,148
District of Columbia (National Public Radio, Inc.); Series 2010 A, RB(c)(d)	5.00%	04/01/15	1,205	1,239,680
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/34	2,200	2,470,622
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (INS–AGM)(a)	5.50%	10/01/41	4,000	4,460,240
District of Columbia;
Series 2006 B-1, Ballpark RB (INS–NATL)(a)	5.00%	02/01/31	12,000	12,322,080
Series 2009 A, Sec. Income Tax RB(f)	5.00%	12/01/23	10,715	12,523,478
Series 2009 A, Sec. Income Tax RB(f)	5.25%	12/01/27	6,860	8,058,511
Series 2009 B, Ref. Sec. Income Tax RB(f)	5.00%	12/01/24	4,285	4,991,768
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/53	6,290	6,607,079
				57,109,680

Florida–6.77%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	1,052,510
Series 2007, IDR	5.88%	11/15/36	1,000	1,002,140
Broward (County of); Series 2009 A, Water & Sewer Utility RB	5.13%	10/01/28	1,500	1,706,055
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	3,000	3,525,720
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB(e)	7.25%	05/15/26	1,000	1,103,260
Series 2014 A, Continuing Care Community RB(e)	7.75%	05/15/35	2,500	2,705,225
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB(e)	6.50%	05/15/20	2,400	2,413,104
Crossings at Fleming Island Community Development District; Series 2000 B, Ref. Special Assessment RB (INS–NATL)(a)	5.80%	05/01/16	390	391,084
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	3,250	3,768,375
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS–AMBAC)(a)	5.95%	07/01/20	400	427,348
Florida (State of) Board of Education; Series 2007 A, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/19	3,715	4,043,406
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB(f)	5.00%	07/01/26	1,305	1,462,292
Series 2008 A, Ref. Turnpike RB(f)	5.00%	07/01/27	1,325	1,482,715
Series 2008 A, Ref. Turnpike RB(f)	5.00%	07/01/28	1,440	1,601,899
Series 2008 A, Ref. Turnpike RB(f)	5.00%	07/01/32	2,500	2,760,325
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2010, RB	5.00%	12/01/37	2,250	2,422,957
Florida (State of) Mid-Bay Bridge Authority;
Series 1991 A, RB(c)	6.88%	10/01/22	2,500	3,257,000
Series 2008 A, Ref. RB (INS–AGC)(a)	5.00%	10/01/27	1,840	1,938,514

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida Housing Finance Corp. (Homeowner Mortgage);
Series 2008 1, RB (CEP–GNMA)(b)	5.80%	07/01/28	$710	$731,222
Series 2008 1, RB (CEP–GNMA)(b)	6.00%	07/01/39	435	469,909
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2006 C, RB(c)(d)	5.25%	11/15/16	100	110,648
Series 2006 C, RB	5.25%	11/15/36	3,900	4,201,314
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS–AGC)(a)(b)	5.38%	10/01/33	2,500	2,798,050
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/42	6,500	7,041,645
Miami (City of); Series 2009, Ref. Parking System RB (INS–AGC)(a)	5.00%	10/01/34	500	531,195
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/39	1,010	1,098,345
Series 2014, Ref. RB	5.00%	11/15/44	1,045	1,134,577
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	5.38%	07/01/29	1,000	1,131,220
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS–AGC)(a)	5.63%	06/01/34	1,000	1,088,630
Series 2009, Public Facilities RB (INS–AGC)(a)	5.75%	06/01/39	775	841,185
Miami-Dade (County of) (Miami International Airport);
Series 2005, Aviation RB (INS–AGC)(a)(b)	5.00%	10/01/38	16,100	16,295,937
Series 2010 A, Aviation RB	5.38%	10/01/35	3,105	3,570,253
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS–BHAC)(a)	5.50%	04/01/38	4,000	4,254,480
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS–AGM)(a)	5.00%	07/01/35	3,350	3,606,710
Miami-Dade (County of) School Board; Series 2008 B, COP (INS–AGC)(a)	5.25%	05/01/26	5,000	5,611,100
Miami-Dade (County of);
Series 2005 B, Sub. Special Obligation RB (INS–NATL)(a)	5.00%	10/01/35	2,500	2,588,600
Series 2009 C, Professional Sports Franchise Facility Tax RB (INS–AGC)(a)	5.75%	10/01/39	550	610,319
Series 2010, Water & Sewer System RB (INS–AGM)(a)	5.00%	10/01/39	4,500	5,046,570
Series 2010 B, Aviation RB (INS–AGM)(a)	5.00%	10/01/35	1,205	1,317,475
Series 2012 A, Ref. Aviation RB(b)	5.00%	10/01/30	2,000	2,213,400
Series 2012 B, Ref. Sub. Special Obligation RB (INS–AGM)(a)	5.00%	10/01/35	3,800	4,250,946
Palm Beach (County of) Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (INS–AGM)(a)	5.00%	07/01/30	625	683,063
Palm Beach (County of) Health Facilities Authority (The Waterford);
Series 2007, RB	5.25%	11/15/17	1,540	1,640,577
Series 2007, RB	5.88%	11/15/37	800	859,200
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS–AGC)(a)	5.00%	09/01/35	1,500	1,672,890
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(a)(d)	5.35%	05/01/18	5,200	5,925,712
Reunion East Community Development District; Series 2005, Special Assessment RB(i)	5.80%	05/01/36	490	341,246
Seminole Indian Tribe of Florida;
Series 2007 A, Special Obligation RB(e)	5.25%	10/01/27	3,500	3,741,255
Series 2007 A, Special Obligation RB(e)	5.75%	10/01/22	500	545,665
Seven Oaks Community Development District II; Series 2003 A, Special Assessment RB	6.40%	05/01/34	1,275	1,242,883
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB(f)	5.00%	08/15/42	18,000	18,781,380
Sunrise (City of);
Series 1998, Ref. Utility System RB(c)(d)	5.20%	10/01/20	1,725	2,049,403
Series 1998, Ref. Utility System RB (INS–AMBAC)(a)	5.00%	10/01/28	1,150	1,233,502
Series 1998, Ref. Utility System RB (INS–AMBAC)(a)	5.20%	10/01/22	2,275	2,518,129
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS–NATL)(a)	6.00%	10/01/29	3,000	4,052,910
				152,895,474

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–1.89%
Atkinson & Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (INS–AGC)(a)	5.25%	06/01/34	$1,000	$1,085,810
Atlanta (City of) (Atlantic Station);
Series 2007, Ref. Tax Allocation RB (INS–AGC)(a)	5.25%	12/01/21	1,370	1,513,946
Series 2007, Ref. Tax Allocation RB (INS–AGC)(a)	5.25%	12/01/22	1,000	1,103,070
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	4,810	5,678,157
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	2,500	2,579,750
Atlanta (City of);
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,000	1,214,750
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,000	1,208,600
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.25%	11/01/34	1,500	1,654,095
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.38%	11/01/39	1,500	1,650,555
Series 2010 C, Ref. General Airport RB	5.25%	01/01/30	1,500	1,707,840
Series 2010 C, Ref. General Airport RB	6.00%	01/01/30	1,000	1,196,510
Series 2010 C, Ref. General Airport RB (INS–AGM)(a)	5.25%	01/01/30	1,500	1,696,680
Augusta (City of); Series 2004, Water & Sewerage RB (INS–AGM)(a)	5.25%	10/01/39	3,000	3,012,210
DeKalb (County of) Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/19	600	699,066
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2009 A-2, Retirement Community RB	6.38%	11/15/29	700	790,440
Georgia (State of) Municipal Electric Authority;
Series 1998 Y, Power RB(c)	6.50%	01/01/17	190	199,221
Series 1998 Y, Power RB (INS–NATL)(a)	6.50%	01/01/17	6,055	6,465,347
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS–AGM)(a)	5.50%	07/01/34	1,000	1,103,250
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC	5.00%	08/01/32	2,000	2,182,600
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2008, RAC (INS–AGC)(a)	6.38%	08/01/29	2,135	2,446,945
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	1,500	1,629,915
Savannah (City of) Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS–AGC)(a)	5.50%	06/15/35	1,020	1,135,994
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	5.13%	11/01/30	750	811,463
				42,766,214

Guam–0.05%
Guam (Territory of) Power Authority; Series 2010 A, RB (INS–AGM)(a)	5.00%	10/01/37	1,100	1,188,803

Hawaii–0.44%
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/39	2,000	2,328,680
Hawaii (State of) Department of Budget & Finance;
Series 2012, Ref. Special Purpose Senior Living RB	5.13%	11/15/32	1,500	1,620,300
Series 2012, Ref. Special Purpose Senior Living RB	5.25%	11/15/37	1,250	1,354,725
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds(f)	5.25%	04/01/29	4,120	4,752,255
				10,055,960

Idaho–0.59%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	1,000	1,156,990
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	6.13%	12/01/28	655	765,957
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	550	573,562
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund);
Series 2008 A, Grant & RAB (INS–AGC)(a)	5.25%	07/15/23	4,230	4,798,512
Series 2008 A, Grant & RAB (INS–AGC)(a)	5.25%	07/15/24	3,485	3,943,556

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–(continued)
Idaho (State of) Housing & Finance Association;
Series 2008 A, Class II, Single Family Mortgage RB(b)	5.85%	07/01/36	$870	$890,497
Series 2008 A, Class III, Single Family Mortgage RB(b)	5.70%	07/01/28	1,085	1,123,746
				13,252,820

Illinois–14.77%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	2,250	2,298,510
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	1,500	1,425,705
Bourbonnais (Village of) (Olivet Nazarene University); Series 2007, Industrial Project RB (INS–Radian)(a)	5.13%	11/01/37	3,755	3,891,382
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, COP(e)	7.00%	01/15/29	4,027	4,158,643
Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP–GNMA)(b)	6.13%	02/20/42	1,430	1,432,188
Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	445	339,700
Chicago (City of) (Midway Airport);
Series 2004 B, Ref. Second Lien RB (INS–AMBAC)(a)	5.00%	01/01/21	5,925	6,019,148
Series 2004 B, Ref. Second Lien RB (INS–AMBAC)(a)	5.00%	01/01/22	6,220	6,318,587
Series 2013 A, Ref. Second Lien RB(b)	5.50%	01/01/32	5,000	5,611,850
Series 2014 A, Ref. Second Lien RB(b)	5.00%	01/01/41	2,725	2,908,093
Chicago (City of) (O’Hare International Airport);
Series 2003 E, Ref. Third Lien General Airport RB (INS–AGC)(a)	5.00%	01/01/34	5,000	5,058,350
Series 2004 A, Ref. Third Lien General Airport RB (INS–AGC)(a)	5.00%	01/01/29	1,000	1,012,780
Series 2005 A, Third Lien General Airport RB (INS–AGC)(a)	5.25%	01/01/24	6,000	6,326,220
Series 2005 A, Third Lien General Airport RB (INS–AGC)(a)	5.25%	01/01/26	3,855	4,054,535
Series 2005 A, Third Lien General Airport RB (INS–NATL)(a)	5.25%	01/01/24	5,000	5,271,850
Series 2008 A, Third Lien General Airport RB (INS–AGM)(a)(f)	5.00%	01/01/33	3,000	3,157,440
Series 2012 B, Ref. Sr. Lien General Airport RB(b)	5.00%	01/01/30	5,000	5,395,850
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/22	3,184	3,186,547
Chicago (City of) Board of Education (School Reform);
Series 1998 B-1, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	12/01/19	2,845	2,441,863
Series 1999 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	12/01/19	1,500	1,287,450
Series 1999 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	12/01/25	1,020	609,613
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds(f)	5.00%	12/01/24	15,000	17,517,000
Chicago (City of) Park District; Series 2008 F, Limited Tax GO Bonds	5.50%	01/01/33	1,270	1,448,994
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS–AGC)(a)	5.25%	06/01/25	4,840	5,244,914
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB(f)	5.25%	12/01/36	12,000	13,290,120
Series 2014, Sales Tax Receipts RB	5.00%	12/01/44	8,195	9,049,001
Chicago (City of);
Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS–NATL)(a)	5.38%	01/01/17	2,000	2,147,820
Series 2002 A, Ref. Project Unlimited Tax GO Bonds (INS–AMBAC)(a)	5.63%	01/01/39	145	145,106
Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(a)(f)	5.25%	01/01/24	4,200	4,588,080
Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(a)(f)	5.25%	01/01/25	4,400	4,787,376
Series 2011, COP	7.13%	05/01/21	2,800	3,009,608
Series 2011 A, Sales Tax RB	5.00%	01/01/41	1,000	1,056,810
Cook County School District No. 100 (Berwyn South);
Series 1997, Unlimited Tax GO Bonds (INS–AGM)(a)	8.10%	12/01/16	345	399,317
Series 1997, Unlimited Tax GO Bonds (INS–AGM)(a)	8.20%	12/01/14	290	295,614
Cook County School District No. 122 (Ridgeland);
Series 2000, Unlimited Tax CAB GO Bonds(c)(g)	0.00%	12/01/17	2,605	2,542,246
Series 2000, Unlimited Tax CAB GO Bonds(c)(g)	0.00%	12/01/18	2,995	2,768,638
Series 2000, Unlimited Tax CAB GO Bonds(c)(g)	0.00%	12/01/20	4,050	3,489,196

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
DeKalb County Community Unit School District No. 428;
Series 2008, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	01/01/26	$2,600	$2,871,492
Series 2008, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	01/01/27	990	1,093,376
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Subseries 2014 A, Special Tax RB	5.38%	03/01/34	650	553,722
Huntley (Village of) Special Service Area No. 10; Series 2007, Ref. Special Tax RB (INS–AGC)(a)	5.10%	03/01/29	3,000	3,198,690
Illinois (State of) Department of Central Management Services; Series 1999, COP (INS–NATL)(a)	5.85%	07/01/19	1,750	1,757,490
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB	6.50%	11/01/38	1,000	1,166,790
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	6.00%	03/01/38	2,500	2,812,200
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/39	1,865	1,951,704
Series 2014 A, RB	5.00%	09/01/42	1,290	1,347,844
Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB	6.00%	10/01/32	1,000	1,177,140
Illinois (State of) Finance Authority (Evangelical Hospitals);
Series 1992 A, Ref. RB(c)	6.25%	04/15/22	1,000	1,233,270
Series 1992 C, RB(c)	6.25%	04/15/22	1,150	1,435,982
Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB(i)	0.00%	08/15/18	1,000	900
Series 2008 A, Ref. RB(i)	0.00%	08/15/28	1,500	1,350
Series 2008 A, Ref. RB(i)	6.00%	08/15/22	250	225
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.00%	05/15/22	2,335	2,475,754
Series 2012, Ref. RB	5.50%	05/15/27	2,250	2,372,580
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(f)	5.38%	08/15/24	1,000	1,146,250
Series 2009 A, RB(f)	5.75%	08/15/30	2,000	2,310,060
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	1,500	990,000
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/33	2,000	2,158,080
Illinois (State of) Finance Authority (Resurrection Health Care Corp.);
Series 1999 A, RB (INS–AGM)(a)	5.50%	05/15/24	12,000	13,181,880
Series 1999 B, RB (INS–AGM)(a)	5.00%	05/15/17	5,100	5,521,158
Series 1999 B, RB (INS–AGM)(a)	5.00%	05/15/18	5,050	5,557,020
Series 1999 B, RB (INS–AGM)(a)	5.25%	05/15/29	3,000	3,197,190
Series 2009, Ref. RB	6.13%	05/15/25	2,870	3,213,969
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	2,000	2,233,540
Illinois (State of) Finance Authority (Robert Morris College);
Series 2000, RB (INS–NATL)(a)	5.75%	06/01/20	1,305	1,308,223
Series 2000, RB (INS–NATL)(a)	5.80%	06/01/30	1,000	1,001,440
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.40%	04/01/27	1,000	1,032,250
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	4,500	5,390,055
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	3,500	3,825,605
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/23	2,745	3,039,731
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS–AGM)(a)	5.38%	03/01/35	1,000	1,086,370
Illinois (State of) Finance Authority (The Carle Foundation);
Series 2011 A, RB	5.75%	08/15/34	1,000	1,134,620
Series 2011 A, RB	6.00%	08/15/41	4,000	4,607,680
Series 2011 A, RB (INS–AGM)(a)	6.00%	08/15/41	650	751,348
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 B, Ref. Conv. CAB RB (INS–NATL)(a)(j)	5.65%	06/15/22	20,000	20,419,600
Series 2002 B, Ref. RB (INS–NATL)(a)	5.40%	06/15/19	9,250	10,334,470
Series 2012 A, RB	5.00%	06/15/42	3,175	3,428,651

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Municipal Electric Agency; Series 2006, Power Supply System RB (INS–NATL)(a)	5.00%	02/01/26	$4,000	$4,198,040
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS–AGM)(a)	5.25%	06/15/31	2,630	2,942,733
Series 2014, Ref. RB (INS–AGM)(a)	5.25%	06/15/32	2,395	2,665,276
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(f)	5.00%	01/01/38	8,000	8,882,400
Illinois (State of);
Series 1991, Civic Center RB (INS–AMBAC)(a)	6.25%	12/15/20	2,880	3,202,704
Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/31	4,000	4,330,240
Series 2014, Unlimited Tax GO Bonds	5.00%	04/01/30	2,460	2,641,056
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/33	2,650	2,857,097
Lake County Community Unit School District No. 60 (Waukegan);
Series 1999 A, Unlimited Tax CAB GO Bonds(c)(g)	0.00%	12/01/17	2,875	2,805,741
Series 1999 A, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	12/01/17	3,915	3,693,294
McHenry & Kane Counties Community Consolidated School District No. 158 (Huntley); Series 2000, Unlimited Tax CAB GO Bonds(c)(g)	0.00%	01/01/17	3,000	2,953,440
McHenry (County of) Special Service Area (Wonder Lake Dredging); Series 2010, Special Tax RB	6.50%	03/01/30	3,820	4,209,449
McHenry County Community High School District No. 154 (Marengo); Series 2001, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	01/01/16	1,330	1,317,697
Northern Illinois University;
Series 2011, Ref. Auxiliary Facilities System RB (INS–AGM)(a)	5.25%	04/01/28	2,000	2,195,900
Series 2011, Ref. Auxiliary Facilities System RB (INS–AGM)(a)	5.50%	04/01/26	2,000	2,245,080
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB(i)	5.80%	03/01/37	1,500	509,310
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/21	1,000	1,184,280
Series 2010, RB	6.00%	06/01/28	10,000	11,784,800
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB(i)	6.25%	03/01/35	958	514,561
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.13%	04/01/36	1,000	1,093,930
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	531	533,862
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(b)	7.00%	12/01/42	410	423,358
				333,490,091

Indiana–2.52%
Carmel (City of) (Barrington Carmel); Series 2012 C-2, TEMPS-65SM RB	5.25%	11/15/18	2,115	2,116,396
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB	5.50%	03/01/22	500	543,685
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.00%	10/01/41	11,000	12,089,220
Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, RB(b)	5.00%	09/01/46	3,270	3,427,418
Series 2014, RB(b)	5.25%	09/01/34	1,910	2,061,119
Series 2014, RB(b)	5.25%	09/01/40	2,730	2,939,091
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	1,220	1,273,692
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	2,500	2,585,050
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services); Series 2006 E, Ref. Health System RB (INS–AGM)(a)	5.25%	05/15/41	2,000	2,121,300
Indiana (State of) Municipal Power Agency;
Series 2009 B, Power Supply System RB	5.75%	01/01/29	200	232,690
Series 2009 B, Power Supply System RB	6.00%	01/01/39	3,000	3,441,720
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB(b)	5.10%	01/15/17	1,500	1,645,920
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority); Series 2006 F, RB (INS–AMBAC)(a)(b)	5.00%	01/01/18	500	538,380
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS–AGC)(a)	5.25%	01/01/29	1,000	1,126,630

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Monroe County Community 1996 School Building Corp.; Series 2009, First Mortgage RB (INS–AGM)(a)	5.25%	01/15/27	$2,815	$3,191,309
Noblesville (City of) Redevelopment Authority (146th Street Extension); Series 2006 A, Economic Development Lease Rental RB(c)(d)	5.25%	08/01/16	1,570	1,705,193
Petersburg (City of) (Indianapolis Power & Light Co.); Series 1993 B, Ref. PCR (INS–NATL)(a)	5.40%	08/01/17	9,850	11,062,535
Rockville School Building Corp.; Series 2006, First Mortgage RB(c)(d)	5.00%	01/15/16	1,000	1,064,440
St. Joseph (County of) Redevelopment District;
Series 1997 B, Tax Increment Allocation CAB RB(g)	0.00%	06/30/15	130	122,517
Series 1997 B, Tax Increment Allocation CAB RB(g)	0.00%	06/30/16	135	117,831
Series 1997 B, Tax Increment Allocation CAB RB(g)	0.00%	06/30/17	225	181,876
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(b)	6.75%	01/01/34	1,500	1,701,030
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB(e)	5.50%	09/01/27	1,500	1,524,870
				56,813,912

Iowa–2.23%
Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/34	1,860	1,999,816
Ames (City of) (Mary Greeley Medical Center);
Series 2011, Hospital RB	5.25%	06/15/36	7,000	7,511,770
Series 2011, Hospital RB	5.50%	06/15/30	1,000	1,094,680
Series 2011, Hospital RB	5.63%	06/15/31	1,500	1,646,805
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB(f)(k)	5.00%	06/01/25	5,815	6,749,354
Series 2009 A, Special Obligation RB(f)(k)	5.00%	06/01/26	4,360	5,060,565
Series 2009 A, Special Obligation RB(f)(k)	5.00%	06/01/27	9,300	10,761,867
Iowa (State of) Finance Authority (Iowa Health System);
Series 2005, Health Facilities RB (INS–AGC)(a)	5.25%	02/15/29	2,000	2,259,680
Series 2008 A, Health Facilities RB (INS–AGC)(a)	5.25%	08/15/29	1,500	1,700,535
Iowa (State of) Finance Authority (Western Home); Series 2012, Ref. Health Care Facilities RB	5.00%	12/01/27	1,865	1,935,553
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB(b)	5.70%	12/01/27	7,810	8,440,345
Washington (County of) Hospital; Series 2006, Hospital RB	5.50%	07/01/32	1,275	1,289,318
				50,450,288

Kansas–0.59%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	1,500	1,706,340
Kansas (State of) Development Finance Authority (University of Kansas Health System);
Series 2011 H, Health Facilities RB	5.00%	03/01/34	1,000	1,069,870
Series 2011 H, Health Facilities RB	5.13%	03/01/39	2,000	2,134,620
Series 2011 H, Health Facilities RB	5.38%	03/01/29	1,000	1,112,190
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.25%	07/01/44	2,000	2,185,260
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	1,500	1,604,175
Wyandotte (County of) & Kansas City (City of) Unified Government;
Series 2009 A, Utility System RB (INS–BHAC)(a)	5.00%	09/01/29	2,000	2,276,020
Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/44	1,180	1,314,095
				13,402,570

Kentucky–1.24%
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital RB	5.38%	08/15/24	3,000	3,369,150
Series 2009 A, Hospital RB	5.63%	08/15/27	1,000	1,122,570
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.);
Subseries 2008 A-1, RB (INS–AGC)(a)	6.00%	12/01/33	5,070	5,487,058
Subseries 2008 A-1, RB (INS–AGC)(a)	6.00%	12/01/38	4,000	4,311,560

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	$3,200	$3,660,448
Kentucky (State of) Property & Buildings Commission (No. 93); Series 2009, Ref. RB (INS–AGC)(a)	5.25%	02/01/28	3,000	3,429,510
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS–AGC)(a)	5.25%	10/01/35	6,000	6,740,160
				28,120,456

Louisiana–2.39%
Caddo & Bossier (Parishes of) Port Commission; Series 2011, Ref. Utility RB	5.00%	04/01/34	550	597,646
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS–Connie Lee)(a)	6.50%	12/01/18	4,745	4,885,784
East Baton Rouge (Parish of) Sewerage Commission; Series 2009 A, RB	5.25%	02/01/34	1,550	1,742,215
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center);
Series 2011 A, Ref. Hospital RB	6.00%	01/01/39	2,000	2,294,180
Series 2011 A, Ref. Hospital RB (INS–AGM)(a)	5.38%	01/01/31	400	437,528
Series 2011 A, Ref. Hospital RB (INS–AGM)(a)	6.00%	01/01/39	1,000	1,147,090
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB (INS–AGM)(a)	5.00%	10/01/25	1,000	1,118,640
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(i)	5.25%	07/01/17	1,364	505,389
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Capital Projects & Equipment Acquisitions Program);
Series 2000, RB (INS–ACA)(a)	6.55%	09/01/25	4,860	5,302,309
Series 2000 A, RB (INS–AMBAC)(a)	6.30%	07/01/30	1,780	1,931,086
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB	5.38%	04/01/31	1,000	1,105,600
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS–AGC)(a)	5.50%	02/01/39	1,500	1,679,805
Louisiana (State of) Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/29	1,600	1,784,848
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,050	1,096,725
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(c)(d)	5.50%	05/15/26	1,010	1,322,282
Louisiana (State of); Series 2006 A, Gas & Fuels Tax RB(c)(d)	5.00%	05/01/16	2,500	2,697,675
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(a)	6.00%	01/01/23	2,000	2,309,660
New Orleans (City of);
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/44	605	666,535
Series 2014, Ref. Water RB	5.00%	12/01/44	1,020	1,114,483
Regional Transit Authority; Series 2010, Sales Tax RB (INS–AGM)(a)	5.00%	12/01/30	2,580	2,845,121
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	5,000	5,255,200
Terrebonne (Parish of); Series 2011 ST, Sales & Use Tax RB (INS–AGM)(a)	5.00%	04/01/31	2,645	2,905,136
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/35	8,500	9,134,015
				53,878,952

Maryland–1.45%
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	1,000	1,086,630
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	2,000	2,049,520
Maryland (State of) Community Development Administration; Series 2007, RB(b)	5.05%	09/01/32	2,005	2,058,574
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	6.13%	01/01/36	4,000	4,590,520
Series 2011 A, RB	6.25%	01/01/31	3,175	3,691,001
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	6.13%	01/01/30	4,250	4,748,482
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB	6.00%	07/01/41	1,000	1,148,860
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);
Series 2004, Ref. RB	5.50%	08/15/33	3,000	3,010,860
Series 2011, RB	5.00%	08/15/41	5,000	5,357,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/20	$2,000	$2,360,060
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,460	1,568,741
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	1,030	1,125,615
				32,796,463

Massachusetts–2.43%
Boston (City of) Water & Sewer Commission; Series 1993 A, Sr. RB (INS–NATL)(a)	5.25%	11/01/19	4,390	4,865,569
Massachusetts (State of) College Building Authority; Series 2009 A, RB	5.50%	05/01/39	1,000	1,144,560
Massachusetts (State of) Development Finance Agency (Boston University); Series 2013 U-1, Floating Rate RB(d)(l)	0.63%	03/30/17	4,000	3,994,253
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (INS–NATL)(a)	5.38%	02/01/27	2,000	2,255,480
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB(c)(d)	5.75%	05/01/19	2,000	2,429,720
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB(f)	5.50%	11/15/36	20,955	24,438,769
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS–AGM)(a)	5.25%	07/01/33	750	852,367
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/17	732	721,272
Series 2011 A-1, RB	6.25%	11/15/39	1,692	1,384,077
Series 2011 A-2, RB	5.50%	11/15/46	128	89,738
Series 2011 B, CAB RB(g)	0.00%	11/15/56	637	2,820
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB(f)	5.50%	07/01/36	6,680	7,708,252
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/42	1,050	1,093,480
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	1,000	1,185,770
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/31	1,000	1,068,560
Massachusetts (State of) Housing Finance Agency; Series 2007 C, RB(b)	5.10%	12/01/27	1,685	1,752,114
				54,986,801

Michigan–1.31%
Detroit (City of);
Series 2003 B, Sr. Lien Sewage Disposal System RB (INS–AGM)(a)	7.50%	07/01/33	5,750	6,848,480
Series 2006 B, Second Lien Water Supply System RB (INS–AGM)(a)	6.25%	07/01/36	1,000	1,090,460
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB(d)	5.50%	01/15/15	375	382,451
Michigan (State of) Building Authority (Facilities Program); Series 2011 I-A, Ref. RB	5.00%	10/15/29	500	561,850
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014-C-1, Ref. Sewer Disposal Senior Lien RB	5.00%	07/01/44	2,720	2,804,293
Series 2014-D-1, Ref. Water Supply Senior Lien RB (INS–AGM)(a)	5.00%	07/01/37	2,000	2,126,920
Series 2014-D-2, Ref. Water Supply Senior Lien RB (INS–AGM)(a)	5.00%	07/01/27	4,000	4,399,400
Series 2014-D-4, Ref. Water Supply RB	5.00%	07/01/29	1,355	1,445,500
Series 2014-D-6, Ref. Water Supply RB	5.00%	07/01/33	1,355	1,425,365
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB(b)	7.50%	01/01/21	1,245	1,245,212
Wayne (County of) Airport Authority (Detroit Metropolitan Airport);
Series 2012 B, RB(b)	5.00%	12/01/32	1,500	1,598,520
Series 2012 B, RB(b)	5.00%	12/01/37	1,500	1,568,505
Series 2012 D, Ref. RB(b)	5.00%	12/01/28	2,500	2,713,500
Wyoming (City of); Series 2008, Water Supply System RB	5.13%	06/01/28	1,305	1,462,331
				29,672,787

Minnesota–0.89%
Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	1,000	956,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.75%	11/15/32	$3,000	$3,566,160
Series 2008 B, Health Care System RB (INS–AGC)(a)	6.50%	11/15/38	5,275	6,238,584
Minneapolis (City of) (Providence); Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/27	2,000	2,021,600
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS–AGC)(a)	5.00%	02/15/30	1,060	1,162,682
St. Louis Park (City of) (Park Nicollet Health Services); Series 2009, Ref. Health Care Facilities RB	5.75%	07/01/39	2,000	2,212,680
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	3,800	3,935,166
				20,093,822

Mississippi–0.09%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	2,000	2,001,560

Missouri–1.50%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension); Series 2009, Mass Transit Sales Tax RB (INS–AGC)(a)	5.00%	10/01/39	2,000	2,150,740
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.75%	06/01/39	2,150	2,344,360
Cass (County of); Series 2007, Hospital RB	5.38%	05/01/22	1,000	1,030,740
Gladstone (City of); Series 2006 A, COP (INS–SGI)(a)	5.00%	06/01/22	1,295	1,392,617
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/24	5,990	7,138,882
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	4.75%	03/01/27	1,000	1,078,100
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	315	326,419
Missouri (State of) Health & Educational Facilities Authority (Children’s Mercy Hospital); Series 2009, RB	5.63%	05/15/39	2,500	2,696,075
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 B, Ref. Senior Living Facilities RB	5.13%	02/01/27	1,200	1,228,800
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	950	1,010,249
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.13%	12/01/31	3,325	3,491,915
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	450	456,012
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.88%	09/01/43	1,750	1,910,300
St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/21	1,000	1,048,100
St. Louis (County of) Industrial Development Authority (Ranken Jordan);
Series 2007, Ref. Health Facilities RB	5.00%	11/15/27	1,350	1,352,281
Series 2007, Ref. Health Facilities RB	5.00%	11/15/35	2,600	2,497,950
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	500	512,900
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,250	1,271,088
St. Louis Municipal Finance Corp.; Series 2007, Recreation Sales Tax Leasehold RB (INS–AMBAC)(a)	4.50%	02/15/28	1,000	1,015,230
				33,952,758

Montana–0.05%
Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB (INS–AGC)(a)	5.75%	01/01/31	1,000	1,136,610

Nebraska–1.15%
Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/32	2,000	2,168,640
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS–BHAC)(a)	5.38%	04/01/39	4,000	4,556,120

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–(continued)
Nebraska (State of) Public Power District; Series 2007 B, General RB (INS–BHAC)(a)	5.00%	01/01/37	$15,570	$16,942,651
University of Nebraska (Lincoln); Series 2009 A, Student Fees & Facilities RB	5.25%	07/01/39	1,000	1,121,780
University of Nebraska (Omaha Health & Recreation); Series 2008, RB	5.00%	05/15/33	1,000	1,105,140
				25,894,331

Nevada–1.15%
Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	2,000	2,246,440
Series 2010 A, Passenger Facility Charge RB	5.25%	07/01/42	2,000	2,225,600
Series 2010 A, Passenger Facility Charge RB (INS–AGM)(a)	5.25%	07/01/39	5,500	6,155,325
Clark (County of) Water Reclamation District; Series 2008, Limited Tax GO Bonds	5.63%	07/01/32	1,500	1,725,120
Clark (County of); Series 1992 A, Transportation Improvement Limited Tax GO Bonds (INS–AMBAC)(a)	6.50%	06/01/17	3,000	3,471,180
Clark County School District; Series 2007 C, Building Limited Tax GO Bonds	5.00%	06/15/26	4,000	4,479,040
Las Vegas (City of) Valley Water District; Series 2009 B, Limited Tax GO Bonds	5.00%	06/01/29	800	915,448
Mesquite (City of) (Special Improvement District No. 07-01-Anthem at Mesquite);
Series 2007, Special Assessment Local Improvement RB	5.85%	08/01/18	565	595,612
Series 2007, Special Assessment Local Improvement RB	6.00%	08/01/27	485	496,839
Nevada (State of) (Municipal Bond Bank–R9A Thru R13F); Series 2005, Limited Tax GO Bonds (INS–AGM)(a)	5.00%	12/01/23	3,500	3,626,175
				25,936,779

New Hampshire–0.63%
Manchester (City of); Series 2009 A, Ref. General Airport RB (INS–AGM)(a)	5.13%	01/01/30	5,250	5,657,242
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	960	1,033,469
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/42	6,000	6,271,200
New Hampshire (State of) Health & Education Facilities Authority (Wentworth Douglas Hospital); Series 2011 A, RB	6.00%	01/01/34	1,100	1,223,343
				14,185,254

New Jersey–3.45%
Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(b)	5.00%	12/01/24	2,000	2,219,920
Landis Sewage Authority (Registered CARS); Series 1993, Sewer RB (INS–NATL)(a)(h)	9.85%	09/19/19	1,350	1,553,931
New Jersey (State of) Economic Development Authority (Paterson Charter School);
Series 2012 C, RB	5.00%	07/01/32	675	664,781
Series 2012 C, RB	5.30%	07/01/44	1,090	1,091,439
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC–Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	3,020	3,338,942
New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility); Series 2006, Ref. Retirement Community RB	5.25%	11/15/26	750	772,170
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB(b)	5.38%	01/01/43	1,500	1,631,280
New Jersey (State of) Economic Development Authority;
Series 2009, School Facilities Construction RB(c)(d)	5.50%	12/15/18	645	772,884
Series 2009, School Facilities Construction RB (INS–AGC)(a)	5.50%	12/15/34	355	403,379
Series 2009 BB, School Facilities Construction RB	5.00%	09/01/34	1,750	1,896,737
Series 2012, Ref. RB	5.00%	06/15/25	3,000	3,390,570
Series 2012, Ref. RB	5.00%	06/15/26	1,000	1,121,700
Series 2012, Ref. RB	5.00%	06/15/28	3,000	3,329,340
Subseries 2005 N-1, Ref. School Facilities Construction RB (INS–AMBAC)(a)	5.50%	09/01/24	3,885	4,696,033
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health);
Series 2011 A, Ref. RB	5.63%	07/01/32	4,000	4,443,440
Series 2011 A, Ref. RB	5.63%	07/01/37	4,000	4,413,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	5.75%	07/01/15	$460	$476,739
New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/30	1,000	1,127,290
New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2008 AA, RB	6.38%	10/01/28	1,720	1,793,427
Series 2008 X, Single Family Housing RB(b)	5.10%	10/01/23	1,880	1,967,852
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS–AGC)(a)(g)	0.00%	12/15/26	10,000	6,335,600
New Jersey (State of) Turnpike Authority;
Series 1991 C, RB(c)	6.50%	01/01/16	195	211,156
Series 1991 C, RB(c)	6.50%	01/01/16	950	986,414
Series 1991 C, RB (INS–NATL)(a)	6.50%	01/01/16	370	400,211
Series 2009 H, RB	5.00%	01/01/36	1,000	1,102,590
Series 2009 I, RB	5.00%	01/01/35	2,000	2,237,440
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS–NATL)(a)	5.00%	12/01/19	9,000	9,033,480
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.50%	06/01/23	4,660	4,621,462
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	9,450	8,533,350
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	3,865	3,256,378
				77,822,935

New Mexico–0.46%
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR(d)	5.20%	06/01/20	2,000	2,261,940
Series 2010 C, Ref. PCR	5.90%	06/01/40	4,100	4,550,016
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB(f)	6.38%	08/01/32	3,000	3,498,780
				10,310,736

New York–7.33%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(g)	0.00%	07/15/35	5,000	1,810,600
Series 2009, PILOT RB	6.25%	07/15/40	2,710	3,068,045
Series 2009, PILOT RB	6.38%	07/15/43	1,130	1,280,957
Long Island Power Authority;
Series 2000 A, Electric System General CAB RB (INS–AGM)(a)(g)	0.00%	06/01/17	5,000	4,833,400
Series 2008 A, Electric System General RB	6.00%	05/01/33	5,000	5,874,400
Series 2008 A, Electric System General RB (INS–BHAC)(a)	5.50%	05/01/33	5,000	5,785,300
Metropolitan Transportation Authority;
Series 2011 A, RB	5.00%	11/15/41	2,000	2,191,640
Series 2013 A, RB	5.00%	11/15/38	3,025	3,352,214
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	3,000	3,476,310
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, Consolidated RB	6.13%	06/01/94	5,250	6,239,257
New York (City of) Industrial Development Agency (Polytechnic University);
Series 2007, Ref. Civic Facility RB (INS–ACA)(a)	5.25%	11/01/27	5,000	5,609,050
Series 2007, Ref. Civic Facility RB (INS–ACA)(a)	5.25%	11/01/37	2,500	2,773,700
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS–AGC)(a)	6.38%	01/01/39	1,000	1,166,650
New York (City of) Municipal Water Finance Authority; Series 2012 FF, Water & Sewer System RB(f)	5.00%	06/15/45	10,150	11,227,626
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB(f)	5.25%	01/15/39	2,000	2,251,460
Subseries 2009 A-1, Future Tax Sec. RB(f)	5.00%	05/01/28	5,570	6,416,194
Subseries 2009 A-1, Future Tax Sec. RB(f)	5.00%	05/01/29	4,455	5,123,161
Subseries 2009 A-1, Future Tax Sec. RB(f)	5.00%	05/01/30	4,455	5,114,474

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of);
Series 2007 D-1, Unlimited Tax GO Bonds	5.13%	12/01/22	$2,500	$2,833,350
Subseries 2008 L-1, Unlimited Tax GO Bonds	5.00%	04/01/27	2,225	2,507,486
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2012 A, RB(c)(d)	5.00%	07/01/22	1,000	1,238,750
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(f)	5.00%	03/15/31	21,885	25,329,042
New York (State of) Dormitory Authority (North Shore-Long Island Jewish Obligated Group);
Series 2011 A, RB	5.00%	05/01/32	1,000	1,095,370
Series 2011 A, RB	5.00%	05/01/41	1,000	1,082,950
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011A, Lease RB	5.00%	07/01/35	1,000	1,137,490
New York (State of) Dormitory Authority (State University Educational Facilities); Series 1993 A, RB	5.25%	05/15/15	1,790	1,852,364
New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB(c)	7.38%	07/01/16	3,040	3,309,770
New York (State of) Dormitory Authority; Series 2014 C, Personal Income Tax RB(f)	5.00%	03/15/40	12,030	13,687,253
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB(b)(h)	13.55%	07/01/26	3,000	3,030,360
New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB(h)	12.39%	04/01/20	2,500	2,507,100
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB(f)	5.00%	03/15/28	2,000	2,301,160
New York (State of); Series 2009 A, Unlimited Tax GO Bonds	5.00%	02/15/39	500	563,485
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $ 636,422)(e)(i)	6.13%	02/15/19	750	7
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/21	1,545	1,604,189
Sales Tax Asset Receivable Corp.; Series 2004 A, RB (INS–AMBAC)(a)	5.00%	10/15/29	10,000	10,058,500
Suffolk (County of) Water Authority; Series 2011, Ref. RB	5.00%	06/01/40	2,135	2,367,395
Syracuse (City of) Industrial Development Agency (Syracuse University); Series 2008 A-2, VRD RB (LOC–JP Morgan Chase Bank, N.A.)(m)(n)	0.02%	12/01/37	7,300	7,300,000
Triborough Bridge & Tunnel Authority;
Series 1992 Y, General Purpose RB(c)	5.50%	01/01/17	1,710	1,818,756
Series 1993 B, General Purpose RB(c)	5.00%	01/01/20	1,960	2,258,332
				165,477,547

North Carolina–0.60%
Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB (INS–AGM)(a)	5.25%	10/01/24	5,875	6,580,059
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB	5.00%	06/01/39	1,000	1,128,400
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/24	2,000	2,021,780
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.63%	10/01/27	1,000	1,028,290
North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB (INS–AGC)(a)	5.13%	01/01/24	2,000	2,219,320
Oak Island (Town of); Series 2009, Enterprise System RB (INS–AGC)(a)	6.00%	06/01/34	500	588,175
				13,566,024

North Dakota–0.35%
Cass (County of) (Essentia Health Obligated Group); Series 2008 A, Health Care Facilities RB (INS–AGC)(a)	5.13%	02/15/37	1,000	1,077,550
Fargo (City of) (Sanford); Series 2011, Health System RB	6.25%	11/01/31	1,250	1,490,775
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.20%	12/01/26	1,000	1,009,530
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	2,000	2,121,280
North Dakota (State of) Board of Higher Education (North Dakota State University); Series 2007, Housing & Auxiliary Facilities RB (INS–AMBAC)(a)	5.00%	04/01/27	1,085	1,171,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–(continued)
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	$1,000	$1,019,790
				7,890,725

Ohio–3.35%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	2,760	1,462,579
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/32	1,000	1,113,420
Allen (County of) (Catholic Healthcare Partners); Series 2010 A, Hospital Facilities RB	5.00%	06/01/38	1,025	1,100,317
Beavercreek City School District; Series 2009, School Improvement Unlimited Tax GO Bonds	5.00%	12/01/30	1,000	1,142,840
Cleveland (City of);
Series 1993 G, Ref. First Mortgage Waterworks Improvement RB (INS–NATL)(a)	5.50%	01/01/21	3,395	3,958,638
Series 2008 B-1, Public Power System CAB RB (INS–NATL)(a)(g)	0.00%	11/15/25	2,895	1,961,797
Series 2012 A, Ref. Airport System RB	5.00%	01/01/29	5,000	5,456,150
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools);
Series 2014 A, Ref. & Improvement Lease RB(e)	5.75%	01/01/24	760	797,438
Series 2014 A, Ref. & Improvement Lease RB(e)	6.50%	01/01/34	2,450	2,582,912
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	500	511,260
Hamilton (County of) (Christ Hospital);
Series 2012, Health Care Facilities RB	5.25%	06/01/27	3,295	3,693,003
Series 2012, Health Care Facilities RB	5.50%	06/01/42	6,000	6,645,240
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/37	4,750	4,859,060
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS–AGM)(a)	5.00%	04/01/24	1,750	1,947,890
Series 2006 H, Hospital Facilities RB (INS–AGC)(a)	5.00%	02/01/24	4,810	5,355,502
Middleburg Heights (City of) (Southwest General Health Center);
Series 2011, Hospital Facilities RB	5.13%	08/01/31	1,750	1,881,093
Series 2011, Hospital Facilities RB	5.25%	08/01/36	1,500	1,618,935
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/44	5,000	5,003,300
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital RB	5.50%	01/01/39	3,750	4,203,975
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/38	3,000	3,292,650
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	5,850	6,569,316
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB(c)(d)	6.75%	01/15/15	4,000	4,100,040
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP–GNMA)(b)	6.10%	09/20/49	2,845	3,065,032
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(d)	5.88%	06/01/16	2,140	2,320,338
Reynoldsburg City School District; Series 2008, School Facilities Construction & Improvement Unlimited Tax GO Bonds (CEP–Ohio School District)	5.00%	12/01/32	1,000	1,105,350
				75,748,075

Oklahoma–0.79%
Grand River Dam Authority;
Series 2008 A, RB (INS–BHAC)(a)	5.00%	06/01/21	3,735	4,277,098
Series 2008 A, RB (INS–BHAC)(a)	5.00%	06/01/22	3,735	4,269,665
Series 2008 A, RB (INS–BHAC)(a)	5.00%	06/01/23	6,350	7,243,890
Oklahoma (State of) Colleges Board Of Regents (University of Central Oklahoma); Series 2004 B, Student Facilities RB (INS–AMBAC)(a)	5.50%	06/01/24	2,000	2,008,380
				17,799,033

Oregon–0.54%
Beaverton School District;
Series 2009, Limited Tax GO Bonds (INS–AGC)(a)	5.00%	06/01/31	750	852,847
Series 2009, Limited Tax GO Bonds (INS–AGC)(a)	5.13%	06/01/36	500	570,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
Forest Grove (City of) (Pacific University); Series 2014 A, Ref. Campus Improvement RB	5.25%	05/01/34	$2,000	$2,250,080
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/30	1,500	1,614,705
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	900	1,006,281
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/32	1,000	1,054,380
Series 2012, Ref. RB	5.75%	05/15/27	1,000	1,084,680
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(e)	6.38%	11/01/33	3,500	3,816,400
				12,250,273

Pennsylvania–1.57%
Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB	5.25%	03/01/27	700	793,205
Allegheny (County of) Port Authority; Series 2011, Ref. Special Transportation RB	5.75%	03/01/29	1,385	1,652,056
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,000	1,086,890
Erie (City of) Parking Authority; Series 2010, Gtd. RB (INS–AGM)(a)	5.20%	09/01/35	1,000	1,107,050
Geisinger Authority (Geisinger Health System Foundation); Series 2013 A, VRD Health System RB(n)	0.01%	10/01/43	200	200,000
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/22	2,125	2,222,495
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2008, RB (INS–AGC)(a)	5.50%	10/01/32	2,250	2,425,252
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2011 A, RB	5.13%	05/01/36	500	544,070
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS–AGC)(a)	5.00%	06/01/39	1,850	1,970,083
Subseries 2009 A, Sub. RB (INS–AGC)(a)	5.00%	06/01/24	4,000	4,505,400
Subseries 2010 B-2, Sub. Conv. CAB RB(j)	5.75%	12/01/28	4,550	4,887,883
Subseries 2010 B-2, Sub. Conv. CAB RB(j)	6.00%	12/01/34	2,750	2,924,955
Subseries 2014 A-2, Sub. Turnpike Conv. CAB RB(j)	5.13%	12/01/40	5,500	3,669,985
Philadelphia (City of);
Ninth Series 2010, Gas Works RB	5.00%	08/01/30	500	549,180
Series 2009 B, Limited Tax GO Bonds(c)(d)	7.00%	07/15/16	2,425	2,728,004
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS–AGM)(a)	5.00%	02/01/31	2,000	2,184,300
State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS–AGC)(a)	5.00%	11/15/33	2,000	2,121,560
				35,572,368

Puerto Rico–0.74%
Puerto Rico (Commonwealth of) Electric Power Authority; Series 1989 O, CAB RB(c)(g)	0.00%	07/01/17	15,000	13,701,900
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1993 X, Ref. RB(c)	5.50%	07/01/15	2,815	2,939,114
Puerto Rico Sales Tax Financing Corp.; First Subseries 2009 A, RB(c)(d)	5.50%	08/01/19	20	24,144
				16,665,158

Rhode Island–0.14%
Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/35	500	542,220
Rhode Island Economic Development Corp.; Series 2008 A, Airport RB (INS–AGC)(a)(b)	5.25%	07/01/28	1,810	2,001,552
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (INS–AGC)(a)	6.25%	05/15/30	500	568,985
				3,112,757

South Carolina–1.92%
Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB(c)(d)	5.25%	12/01/15	5,000	5,319,950
College of Charleston; Series 2007 D, Academic & Administrative Facilities RB (INS–SGI)(a)	4.63%	04/01/30	1,500	1,596,600
Easley (City of); Series 2005, Ref. & Improvement Utility System RB(c)(d)	5.00%	12/01/15	5,170	5,471,101
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/31	2,120	2,357,143
Horry (County of); Series 2010 A, Airport RB	5.00%	07/01/40	2,000	2,162,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
Piedmont Municipal Power Agency;
Series 2008 A-2, Electric RB	5.00%	01/01/24	$2,000	$2,221,920
Series 2011 C, Ref. Electric RB (INS–AGC)(a)	5.00%	01/01/30	500	554,055
Series 2011 D, Ref. Electric RB (INS–AGC)(a)	5.75%	01/01/34	1,000	1,147,200
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(a)	5.00%	02/01/19	1,000	1,148,720
Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(a)	5.38%	02/01/29	2,000	2,194,440
Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(a)	5.50%	02/01/38	3,000	3,393,960
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/28	2,000	2,066,680
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	1,089,100
Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	3,850	4,352,964
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	713	580,840
Series 2012, Ref. Sub. CAB RB(g)	0.00%	11/15/47	306	12,194
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	500	501,990
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2008 A, RB	5.50%	01/01/38	2,000	2,278,300
Spartanburg (County of) Regional Health Services District; Series 2008 D, Ref. RB (INS–AGC)(a)	5.25%	04/15/22	4,465	4,937,442
				43,386,639

South Dakota–0.59%
Rapid City (City of); Series 2011 A, Ref. Airport RB	6.75%	12/01/31	1,500	1,681,215
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB	5.00%	07/01/42	4,000	4,324,040
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (INS–AGC)(a)	5.50%	08/01/38	4,000	4,520,560
South Dakota (State of) Housing Development Authority (Homeownership Mortgage); Series 2008 G, RB	6.00%	05/01/28	140	141,039
South Dakota (State of); Series 1993 A, Lease Revenue Trust Ctfs.(c)	6.70%	09/01/17	2,540	2,744,876
				13,411,730

Tennessee–0.41%
Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.00%	10/01/25	1,000	1,014,680
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance);
Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	1,000	1,041,800
Series 2010, Hospital RB	5.63%	07/01/30	2,000	2,230,400
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/27	2,000	2,174,720
Series 2012, Ref. & Improvement RB	5.00%	07/01/32	1,500	1,610,445
Series 2012, Ref. & Improvement RB	5.00%	07/01/37	1,100	1,164,229
				9,236,274

Texas–10.84%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(b)	4.85%	04/01/21	3,615	3,758,262
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB(b)(i)	6.50%	11/01/29	430	192,795
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.00%	03/01/34	1,000	1,048,140
Beaumont (City of); Series 2008, Limited Tax GO Ctfs. (INS–AGC)(a)	5.00%	03/01/30	1,000	1,083,700
Bexar (County of) (Motor Vehicle Rental Tax); Series 2009, Venue RB (INS–BHAC)(a)	5.00%	08/15/39	1,020	1,132,853
Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB	5.00%	05/01/39	1,500	1,588,500
Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, Hospital RB(c)	7.00%	05/01/21	500	637,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Brazoria (County of) Brazos River Harbor Navigation District (The Dow Chemical Co.); Series 2002 A, Environmental Facilities RB(b)	5.95%	05/15/33	$1,100	$1,220,252
Brazos Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities RB(b)(d)	5.90%	05/01/28	1,050	1,134,756
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	4,500	5,202,855
Central Texas Regional Mobility Authority;
Series 2011, Sr. Lien RB	5.75%	01/01/31	1,000	1,132,330
Series 2011, Sr. Lien RB	6.00%	01/01/41	5,000	5,683,550
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/43	2,000	2,330,360
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS–AGC)(a)	5.25%	08/15/34	4,000	4,351,360
Dallas-Fort Worth International Airport Facilities Improvement Corp.;
Series 2004 B, Joint Improvement RB(b)(c)(d)	5.38%	11/01/14	4,000	4,034,680
Series 2004 B, Joint Improvement RB(b)(c)(d)	5.50%	11/01/14	6,110	6,164,929
Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/34	1,250	1,293,388
Series 2014 A, Ref. RB	5.25%	09/01/44	1,500	1,554,345
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/26	2,840	3,202,327
Galena Park Independent School District; Series 1996, Ref. Unlimited Tax CAB GO Bonds (CEP–Texas Permanent School Fund)(g)	0.00%	08/15/23	2,000	1,619,920
Harris (County of);
Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS–AGM)(a)	5.25%	08/15/31	6,665	8,498,208
Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/31	2,920	3,333,297
Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/38	1,000	1,133,450
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB	5.38%	11/15/28	825	925,848
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.25%	11/15/35	1,100	1,249,787
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(c)(d)	7.25%	12/01/18	1,000	1,264,260
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS–AGC)(a)	5.00%	11/15/26	3,860	4,362,302
Harris County Health Facilities Development Corp. (Texas Children’s Hospital); Series 1999 A, RB(c)	5.25%	10/01/29	2,000	2,008,560
Harris County Health Facilities Development Corp. (Texas Medical Center Central Heating and Cooling Services Corp.); Series 2008, Thermal Utility RB (INS–AGC)(a)	5.00%	11/15/27	3,180	3,580,044
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/23	1,805	1,835,613
Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS–AGM)(a)(g)	0.00%	09/01/26	8,750	5,616,800
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS–AGM)(a)(g)	0.00%	09/01/27	3,600	2,173,788
Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB	5.50%	07/01/34	875	998,051
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB	6.50%	05/15/31	1,740	2,062,265
Series 2011 A, RB	6.88%	05/15/41	1,700	2,051,696
Houston Independent School District; Series 2008, Schoolhouse Limited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/26	6,875	7,564,287
Laredo Community College District; Series 2010, Combined Fee RB (INS–AGM)(a)	5.25%	08/01/35	1,000	1,100,990
Love Field Airport Modernization Corp. (Southwest Airlines Co.);
Series 2010, Special Facilities RB	5.25%	11/01/40	1,000	1,063,160
Series 2012, Special Facilities RB(b)	5.00%	11/01/28	2,000	2,133,840
Lower Colorado River Authority; Series 2012 A, Ref. RB	5.00%	05/15/30	4,595	5,228,375
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	4,000	4,121,120
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB	6.00%	02/15/24	2,500	2,809,025

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.);
Series 2014, Ref. RB	5.13%	02/15/30	$1,750	$1,827,998
Series 2014, Ref. RB	5.13%	02/15/42	2,000	2,015,620
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/43	2,350	2,542,817
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014-A, Student Housing RB	5.00%	04/01/46	3,000	3,171,030
Newark Cultural Education Facilities Finance Corp. (A.W. Brown-Fellowship Leadership); Series 2012, Lease RB	6.00%	08/15/42	2,330	2,416,117
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	1,000	1,151,480
Series 2008 A, Ref. First Tier System RB	5.63%	01/01/33	3,500	3,904,705
Series 2008 A, Ref. First Tier System RB	6.00%	01/01/23	2,000	2,283,900
Series 2008 A, Ref. First Tier System RB (INS–AGC)(a)	5.63%	01/01/33	1,750	1,957,165
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(a)(g)	0.00%	01/01/28	12,800	7,586,560
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(a)(g)	0.00%	01/01/29	2,165	1,220,064
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(a)(g)	0.00%	01/01/31	4,710	2,407,422
Series 2008 F, Ref. Second Tier System RB	6.13%	01/01/31	5,000	5,292,550
Series 2008 K-1, Ref. First Tier System RB (INS–AGC)(a)	5.75%	01/01/38	1,630	1,869,251
Series 2011, Ref. First Tier System RB	5.00%	01/01/38	1,000	1,077,790
Nueces River Authority (Corpus Christi);
Series 2005, Ref. Facilities RB (INS–AGM)(a)	5.00%	07/15/25	2,750	2,856,562
Series 2005, Ref. Facilities RB (INS–AGM)(a)	5.00%	03/01/27	2,000	2,071,160
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS–AGC)(a)	5.13%	02/15/31	1,000	1,129,540
Pflugerville (City of);
Series 2009, Limited Tax GO Bonds (INS–AGC)(a)	5.30%	08/01/31	860	989,482
Series 2009, Limited Tax GO Ctfs. (INS–AGC)(a)	5.38%	08/01/32	755	865,668
Pharr-San Juan-Alamo Independent School District;
Series 2006, Ref. Unlimited Tax GO Bonds(c)(d)	5.13%	02/01/16	570	609,227
Series 2006, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.13%	02/01/24	440	467,315
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, Retirement Facility RB	6.75%	11/15/24	750	820,583
Series 2014 B-1, TEMPS-75SM Retirement Facility RB	6.13%	11/15/20	1,700	1,719,652
Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB	6.38%	07/01/33	1,470	1,499,165
Richardson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds	5.25%	02/15/33	1,000	1,121,300
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS–AGC)(a)	5.25%	02/15/31	500	566,735
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS–AGM)(a)	5.00%	10/01/32	1,250	1,346,025
Series 2011, Special Project RB (INS–AGM)(a)	5.00%	10/01/37	1,000	1,064,300
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB	6.13%	11/15/29	2,000	2,170,580
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/37	345	351,483
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.);
Series 2007, Retirement Facility RB	5.00%	11/15/17	500	543,810
Series 2007, Retirement Facility RB	5.25%	11/15/37	4,000	4,106,520
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/25	2,200	2,253,196
Series 2007, Retirement Facility RB	5.75%	02/15/29	1,500	1,521,765
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health);
Series 2008, Ref. RB(c)(d)	5.75%	07/01/16	525	549,276
Series 2008, Ref. RB(c)(d)	6.50%	01/01/19	875	1,089,795
Series 2008, Ref. RB (INS–AGC)(a)	5.75%	07/01/18	1,690	1,854,369
Series 2008, Ref. RB (INS–AGC)(a)	6.50%	07/01/37	3,375	3,824,854

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/17	$2,700	$2,989,818
Tarrant County Health Facilities Development Corp.; Series 1987 B, RB(c)	5.00%	09/01/15	510	521,664
Texas (State of) Department of Housing & Community Affairs; Series 1992 C-2, Regular Residual Interest Home Mortgage RB (CEP–GNMA)(b)(h)	13.45%	07/02/24	275	292,237
Texas (State of) Transportation Commission;
Series 2006 A, First Tier RB(c)(d)	5.00%	04/01/16	2,000	2,149,880
Series 2008, Mobility Fund Unlimited Tax GO Bonds(f)	5.00%	04/01/28	4,000	4,498,960
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB (INS–BHAC)(a)(g)	0.00%	08/15/27	1,000	634,180
Texas (State of); Series 2001 A, Ref. Water Development Unlimited Tax GO Bonds	5.25%	08/01/35	1,840	1,847,342
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/25	1,610	1,864,622
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	1,460	1,811,889
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/22	2,000	2,360,880
Series 2012, Gas Supply RB	5.00%	12/15/23	2,000	2,315,560
Series 2012, Gas Supply RB	5.00%	12/15/28	6,310	6,914,561
Series 2012, Gas Supply RB	5.00%	12/15/31	1,875	2,019,863
Series 2012, Gas Supply RB	5.00%	12/15/32	3,865	4,135,318
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	5,460	6,466,824
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(b)	7.00%	12/31/38	3,475	4,292,424
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/27	1,325	1,465,808
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center);
Series 2011, Hospital RB	5.13%	07/01/22	1,655	1,909,638
Series 2011, Hospital RB	5.25%	07/01/23	2,000	2,291,620
University of Houston; Series 2009, Ref. Consolidated RB	5.00%	02/15/29	1,000	1,137,050
Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/23	1,790	2,023,577
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. Lease RB (INS–AMBAC)(a)	5.38%	11/15/24	1,300	1,313,988
				244,856,202

Utah–0.28%
Pleasant Grove (City of); Series 2008, Water RB (INS–AGM)(a)	5.25%	12/01/33	710	796,130
Provo (City of); Series 1984 A, Electric RB(c)	10.38%	09/15/15	90	94,094
Salt Lake City (City of) (IHC Hospitals, Inc.); Series 1983, Hospital RB(c)	5.00%	06/01/15	1,620	1,678,757
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	600	618,624
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS–AGM)(a)	5.00%	06/15/36	1,050	1,169,658
Utah Housing Corp.; Series 2008 C-1, Class III, Single Family Mortgage RB(b)	5.70%	07/01/28	1,840	1,909,442
				6,266,705

Vermont–0.35%
University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/39	1,275	1,377,867
Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, Recovery Zone Facility Bonds	5.00%	12/15/20	1,250	1,452,950
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	3,300	3,334,782
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (INS–AGM)(a)	5.00%	12/01/34	1,565	1,645,175
				7,810,774

Virgin Islands–0.21%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/25	3,600	3,976,164
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	750	821,302
				4,797,466

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–1.16%
Hampton Roads Sanitation District; Series 2008, Wastewater RB	5.00%	04/01/38	$2,000	$2,216,500
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB(c)	5.50%	06/01/26	480	498,034
Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB(c)(d)	6.00%	12/01/18	1,000	1,215,000
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB(b)	5.00%	07/01/27	4,465	4,836,086
Series 2012, Sr. Lien RB(b)	5.50%	01/01/42	4,920	5,367,179
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, Sr. Lien RB(b)	5.00%	07/01/34	5,925	6,234,344
Series 2012, Sr. Lien RB(b)	5.00%	01/01/40	2,535	2,631,634
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.50%	07/01/29	2,000	2,359,020
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	783	835,524
				26,193,321

Washington–3.12%
Everett (City of) Public Facilities District; Series 2007 A, Sales Tax & Interlocal RB	5.00%	12/01/23	1,135	1,187,006
FYI Properties (Washington State District); Series 2009, Lease RB	5.50%	06/01/39	1,000	1,138,750
Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydroelectric Development RB (INS–NATL)(a)	5.00%	01/01/38	2,500	2,532,375
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	950	922,517
King (County of) Housing Authority (Egis Housing Program); Series 2007, Capital Fund Program RB(b)(c)(d)	5.30%	06/01/17	1,025	1,136,582
King (County of) Public Hospital District No. 1; Series 2008 A, Limited Tax GO Bonds (INS–AGC)(a)	5.25%	12/01/28	3,575	3,889,671
Klickitat (County of) Public Utility District No. 1;
Series 2006 B, Ref. Electric RB (INS–NATL)(a)	5.00%	12/01/23	2,100	2,291,541
Series 2006 B, Ref. Electric RB (INS–NATL)(a)	5.00%	12/01/24	2,000	2,179,120
Lynnwood (City of) Public Facilities District (Convention Center); Series 2005, RB (INS–AMBAC)(a)	5.00%	12/01/34	4,140	4,182,269
Seattle (City of);
Series 2003, Ref. Water System RB (INS–NATL)(a)	5.00%	09/01/20	2,150	2,158,708
Series 2008, Drainage & Wastewater RB	5.00%	06/01/25	2,450	2,794,886
Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	2,000	2,376,700
Seattle (Port of); Series 2005 A, Ref. Intermediate Lien RB (INS–NATL)(a)	5.00%	03/01/35	1,000	1,017,750
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center);
Series 2011, RB	5.63%	01/01/35	1,250	1,363,400
Series 2011, RB	6.00%	01/01/31	1,500	1,677,090
Washington (State of) Health Care Facilities Authority (MultiCare Health System);
Series 2004 A, RB (INS–AGM)(a)	5.25%	08/15/28	1,000	1,087,130
Series 2008 B, RB (INS–AGC)(a)	6.00%	08/15/39	2,000	2,304,000
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 D, RB (INS–AGM)(a)	5.25%	10/01/33	5,000	5,637,150
Washington (State of) Higher Education Facilities Authority (Whitworth University);
Series 2009, Ref. RB	5.38%	10/01/29	500	541,760
Series 2009, Ref. RB	5.63%	10/01/40	1,500	1,615,815
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB(e)	6.00%	01/01/27	1,100	1,145,870
Washington (State of);
Series 2007 B, Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	07/01/27	2,250	2,499,322
Series 2010 B, Motor Vehicle Fuel Unlimited Tax GO Bonds(f)	5.00%	08/01/30	21,500	24,768,860
				70,448,272

West Virginia–0.11%
Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(b)	5.50%	10/15/37	1,000	1,027,790
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.85%	06/01/34	250	259,103
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	1,125	1,164,566
				2,451,459

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–1.61%
Adams-Friendship Area School District; Series 1996, Ref. Unlimited Tax GO Bonds (INS–AMBAC)(a)	6.50%	04/01/15	$1,340	$1,388,508
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB(b)	5.38%	11/01/21	2,000	2,152,140
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/28	1,250	1,065,250
Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, Health Care Facilities RB (INS–AGC)(a)	5.13%	02/15/30	1,500	1,637,325
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB	5.00%	04/01/34	750	804,353
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/27	5,000	5,613,550
Series 2012, RB	5.00%	06/01/39	4,050	4,373,595
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2011 A, RB(c)(d)	5.50%	05/01/21	2,000	2,495,380
Series 2011 A, RB(c)(d)	5.75%	05/01/21	1,000	1,263,470
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group);
Series 2009, RB	6.38%	02/15/29	500	583,485
Series 2009, RB	6.63%	02/15/39	1,000	1,171,480
Wisconsin (State of) Health & Educational Facilities Authority (Rogers Memorial Hospital Inc.); Series 2014, Ref. RB	5.00%	07/01/44	3,125	3,395,500
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB(b)	5.30%	09/01/23	1,680	1,778,683
Wisconsin (State of);
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	2,355	2,768,020
Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	5,000	5,917,000
				36,407,739

Wyoming–0.46%
Campbell (County of) (Basin Electric Power Cooperative); Series 2009 A, Solid Waste Facilities RB	5.75%	07/15/39	4,000	4,486,880
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB(b)	5.60%	12/01/35	2,005	2,047,606
West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/31	1,000	1,135,240
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.50%	01/01/33	2,360	2,629,087
				10,298,813
TOTAL INVESTMENTS(o)–107.73% (Cost $2,212,482,802)				2,433,010,713
FLOATING RATE NOTE OBLIGATIONS–(8.09)%
Notes with interest and fee rates ranging from 0.57% to 0.87% at 08/31/14 and contractual maturities of collateral ranging from 05/15/23 to 06/15/45 (See Note 1J)(p)				(182,685,000)
OTHER ASSETS LESS LIABILITIES–0.36%				8,105,952
NET ASSETS–100.00%				$2,258,431,665

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CARS	– Convertible Auction Rate Security
CEP	– Credit Enhancement Provider
Connie Lee	– Connie Lee Insurance Co.
Conv.	– Convertible
COP	– Certificates of Participation
CR	– Custodial Receipts

Ctfs.	– Certificates
FHA	– Federal Housing Administration
FTA	– Federal Transit Administration
GNMA	– Government National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds

PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds
RAC	– Revenue Anticipation Certificates
Radian	– Radian Asset Assurance, Inc.
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Invesco Municipal Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $40,293,527, which represented 1.78% of the Fund’s Net Assets.
(f)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1J.
(g)	Zero coupon bond issued at a discount.
(h)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $10,797,452, which represented less than 1% of the Fund’s Net Assets.
(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2014 was $2,065,783, which represented less than 1% of the Fund’s Net Assets.
(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $13,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(o)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Corp.	9.6%
Assured Guaranty Municipal Corp.	9.4
National Public Finance Guarantee Corp.	6.6

(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2014. At August 31, 2014, the Fund’s investments with a value of $322,985,434 are held by Dealer Trusts and serve as collateral for the $182,685,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2014

Revenue Bonds	84.3%
General Obligation Bonds	10.1
Pre-refunded Bonds	5.3
Other	0.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Invesco Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $2,212,482,802)	$2,433,010,713
Receivable for:
Investments sold	10,281,478
Fund shares sold	2,345,764
Interest	28,038,536
Investment for trustee deferred compensation and retirement plans	371,747
Other assets	71,257
Total assets	2,474,119,495

Liabilities:
Floating rate note obligations	182,685,000
Payable for:
Investments purchased	26,285,407
Fund shares reacquired	1,900,170
Amount due custodian	575,422
Dividends	2,896,218
Accrued fees to affiliates	746,420
Accrued trustees’ and officers’ fees and benefits	6,640
Accrued other operating expenses	80,458
Trustee deferred compensation and retirement plans	512,095
Total liabilities	215,687,830
Net assets applicable to shares outstanding	$2,258,431,665

Net assets consist of:
Shares of beneficial interest	$2,269,497,495
Undistributed net investment income	9,485,326
Undistributed net realized gain (loss)	(241,079,067)
Net unrealized appreciation	220,527,911
$2,258,431,665

Net Assets:
Class A	$1,612,901,652
Class B	$14,220,129
Class C	$100,105,460
Class Y	$415,934,817
Investor Class	$115,269,607

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	118,302,616
Class B	1,045,408
Class C	7,376,876
Class Y	30,512,707
Investor Class	8,444,714
Class A:
Net asset value per share	$13.63
Maximum offering price per share
(Net asset value of $13.63 ÷ 95.75%)	$14.23
Class B:
Net asset value and offering price per share	$13.60
Class C:
Net asset value and offering price per share	$13.57
Class Y:
Net asset value and offering price per share	$13.63
Investor Class:
Net asset value and offering price per share	$13.65

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Invesco Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2014

(Unaudited)

Investment income:
Interest	$58,305,436

Expenses:
Advisory fees	5,177,665
Administrative services fees	231,635
Custodian fees	26,715
Distribution fees:
Class A	2,006,081
Class B	75,160
Class C	485,249
Investor Class	37,993
Interest, facilities and maintenance fees	584,934
Transfer agent fees	897,506
Trustees’ and officers’ fees and benefits	26,763
Other	368,270
Total expenses	9,917,971
Less: Expense offset arrangement(s)	(1,106)
Net expenses	9,916,865
Net investment income	48,388,571

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(3,389,297)
Change in net unrealized appreciation of investment securities	65,385,712
Net realized and unrealized gain	61,996,415
Net increase in net assets resulting from operations	$110,384,986

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Invesco Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2014 and the year ended February 28, 2014

(Unaudited)

	August 31, 2014	February 28, 2014
Operations:
Net investment income	$48,388,571	$96,061,495
Net realized gain (loss)	(3,389,297)	(23,834,690)
Change in net unrealized appreciation (depreciation)	65,385,712	(91,985,971)
Net increase (decrease) in net assets resulting from operations	110,384,986	(19,759,166)

Distributions to shareholders from net investment income:
Class A	(33,353,167)	(66,647,846)
Class B	(257,458)	(628,152)
Class C	(1,657,412)	(3,270,812)
Class Y	(9,112,356)	(19,326,568)
Investor Class	(2,435,499)	(3,165,468)
Total distributions from net investment income	(46,815,892)	(93,038,846)

Share transactions-net:
Class A	(283,084)	107,271,330
Class B	(1,821,434)	(3,291,744)
Class C	2,709,771	19,681,315
Class Y	(7,475,709)	(26,346,525)
Investor Class	(347,600)	111,492,355
Net increase (decrease) in net assets resulting from share transactions	(7,218,056)	208,806,731
Net increase in net assets	56,351,038	96,008,719

Net assets:
Beginning of period	2,202,080,627	2,106,071,908
End of period (includes undistributed net investment income of $9,485,326 and $7,912,647, respectively)	$2,258,431,665	$2,202,080,627

Notes to Financial Statements

August 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Investor Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Investor Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

34                         Invesco Municipal Income Fund

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

35                         Invesco Municipal Income Fund

I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.50%
Over $500 million	0.45%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the

36                         Invesco Municipal Income Fund

Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit annual fund expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Investor Class shares to 1.50%, 2.25%, 2.25%, 1.25% and 1.50% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Investor Class shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A and Investor Class average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2014, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2014, IDI advised the Fund that IDI retained $118,312 in front-end sales commissions from the sale of Class A shares and $3,814, $11,668 and $2,782 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,106.

37                         Invesco Municipal Income Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2014 were $173,734,286 and 0.67%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2015	$11,115,783	$—	$11,115,783
February 29, 2016	12,308,190	—	12,308,190
February 28, 2017	98,220,453	—	98,220,453
February 28, 2018	22,264,986	—	22,264,986
February 28, 2019	21,329,984	—	21,329,984
Not subject to expiration	16,875,405	51,937,239	68,812,644
	$182,114,801	$51,937,239	$234,052,040

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2014 was $164,912,477 and $149,569,711, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$232,642,981
Aggregate unrealized (depreciation) of investment securities	(7,042,640)
Net unrealized appreciation of investment securities	$225,600,341

Cost of investments for tax purposes is $2,207,410,372.

38                         Invesco Municipal Income Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2014(a)		Year ended February 28, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	6,033,426	$80,920,878	8,862,474	$118,237,056
Class B	10,647	141,822	17,578	239,297
Class C	790,038	10,592,083	1,076,658	14,334,605
Class Y	1,128,685	15,206,191	1,654,478	21,740,784
Investor Class	185,896	2,494,880	158,913	2,117,302

Issued as reinvestment of dividends:
Class A	1,567,910	21,167,426	3,205,094	42,328,052
Class B	10,934	147,308	27,957	368,973
Class C	77,891	1,046,764	160,059	2,098,490
Class Y	371,274	5,016,792	808,059	10,678,815
Investor Class	135,898	1,833,202	183,449	2,385,679

Issued in connection with acquisitions:(b)
Class A	—	—	23,387,073	307,145,945
Class B	—	—	372,032	4,878,245
Class C	—	—	3,517,557	46,071,522
Class Y	—	—	2,180,388	28,620,905
Investor Class(c)	—	—	9,217,562	121,103,748

Automatic conversion of Class B shares to Class A shares:
Class A	73,184	985,098	170,301	2,246,970
Class B	(73,370)	(985,098)	(170,649)	(2,246,970)

Reacquired:
Class A	(7,690,866)	(103,356,486)	(27,665,808)	(362,686,693)
Class B	(84,050)	(1,125,466)	(496,631)	(6,531,289)
Class C	(667,714)	(8,929,076)	(3,286,956)	(42,823,302)
Class Y	(2,065,036)	(27,698,692)	(6,648,722)	(87,387,029)
Investor Class	(347,799)	(4,675,682)	(1,089,205)	(14,114,374)
Net increase (decrease) in share activity	(543,052)	$(7,218,056)	15,641,661	$208,806,731

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on July 15, 2013 the Fund acquired all the net assets of Invesco Municipal Bond Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on December 6, 2012 and by the shareholders of the Target Fund on April 24, 2013. The acquisition was accomplished by a tax-free exchange of 38,674,612 shares of the Fund for 64,144,596 shares outstanding of the Target Fund as of the close of business on July 12, 2013. Each class of the Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund at the close of business on July 12, 2013. The Target Fund’s net assets at that date of $507,820,365, including $22,487,572 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,921,767,301 and $2,429,587,666 immediately after the acquisition.
The pro forma results of operations for the year ended February 28, 2014 assuming the reorganization had been completed on March 1, 2013, the beginning of the annual reporting period:

Net investment income	$103,581,239
Net realized/unrealized gains (losses)	(153,066,100)
Change in net assets resulting from operations	$(49,484,861)

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since July 15, 2013.
(c)	Commencement date of July 15, 2013.

39                         Invesco Municipal Income Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)(b)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/14	$13.25	$0.29	$0.37	$0.66	$(0.28)	$13.63	5.04	%(d)	$1,612,902	0.90	%(e)	0.90	%(e)	0.85	%(e)	4.29	%(e)	6%
Year ended 02/28/14	13.99	0.58	(0.76)	(0.18)	(0.56)	13.25	(1.16	)(d)	1,567,766	0.90		0.90		0.81		4.42		8
Year ended 02/28/13	13.69	0.58	0.30	0.88	(0.58)	13.99	6.56	(d)	1,543,852	0.87		0.87		0.81		4.20		11
Year ended 02/29/12	12.54	0.60	1.17	1.77	(0.62)	13.69	14.47	(d)	1,486,245	0.90		0.90		0.83		4.58		15
Five months ended 02/28/11	13.52	0.27	(0.98)	(0.71)	(0.27)	12.54	(5.25	)(d)	518,732	0.93	(f)	0.93	(f)	0.86	(f)	5.08	(f)	3
Year ended 09/30/10	13.34	0.68	0.16	0.84	(0.66)	13.52	6.54	(d)	619,236	0.95		0.95		0.87		5.14		10
Year ended 09/30/09	12.45	0.66	0.96	1.62	(0.73)	13.34	13.88	(g)	640,103	1.01		1.01		0.90		5.57		29
Class B
Six months ended 08/31/14	13.22	0.24	0.37	0.61	(0.23)	13.60	4.66	(d)	14,220	1.65	(e)	1.65	(e)	1.60	(e)	3.54	(e)	6
Year ended 02/28/14	13.97	0.48	(0.77)	(0.29)	(0.46)	13.22	(1.99	)(d)	15,617	1.65		1.65		1.56		3.67		8
Year ended 02/28/13	13.66	0.48	0.31	0.79	(0.48)	13.97	5.85	(d)	19,985	1.62		1.62		1.56		3.45		11
Year ended 02/29/12	12.52	0.50	1.16	1.66	(0.52)	13.66	13.56	(d)	23,656	1.65		1.65		1.58		3.83		15
Five months ended 02/28/11	13.50	0.23	(0.98)	(0.75)	(0.23)	12.52	(5.57	)(d)	17,918	1.68	(f)	1.68	(f)	1.61	(f)	4.33	(f)	3
Year ended 09/30/10	13.32	0.57	0.17	0.74	(0.56)	13.50	5.76	(d)	23,116	1.70		1.70		1.62		4.38		10
Year ended 09/30/09	12.43	0.57	0.96	1.53	(0.64)	13.32	13.05	(h)	22,144	1.76		1.76		1.65		4.81		29
Class C
Six months ended 08/31/14	13.19	0.24	0.37	0.61	(0.23)	13.57	4.66	(d)	100,105	1.65	(e)	1.65	(e)	1.60	(e)	3.54	(e)	6
Year ended 02/28/14	13.94	0.48	(0.77)	(0.29)	(0.46)	13.19	(2.00	)(d)	94,658	1.65		1.65		1.56		3.67		8
Year ended 02/28/13	13.64	0.48	0.30	0.78	(0.48)	13.94	5.77	(d)	79,577	1.62		1.62		1.56		3.45		11
Year ended 02/29/12	12.50	0.50	1.16	1.66	(0.52)	13.64	13.58	(d)	68,495	1.65		1.65		1.58		3.83		15
Five months ended 02/28/11	13.47	0.23	(0.97)	(0.74)	(0.23)	12.50	(5.51	)(d)	39,563	1.68	(f)	1.68	(f)	1.61	(f)	4.33	(f)	3
Year ended 09/30/10	13.30	0.57	0.16	0.73	(0.56)	13.47	5.69	(d)	51,613	1.70		1.70		1.62		4.38		10
Year ended 09/30/09	12.41	0.57	0.96	1.53	(0.64)	13.30	13.08	(i)	44,133	1.76		1.76		1.65		4.79		29
Class Y(j)
Six months ended 08/31/14	13.25	0.31	0.37	0.68	(0.30)	13.63	5.17	(d)	415,935	0.65	(e)	0.65	(e)	0.60	(e)	4.54	(e)	6
Year ended 02/28/14	13.98	0.62	(0.75)	(0.13)	(0.60)	13.25	(0.84	)(d)	411,718	0.65		0.65		0.56		4.67		8
Year ended 02/28/13	13.68	0.62	0.30	0.92	(0.62)	13.98	6.82	(d)	462,658	0.62		0.62		0.56		4.45		11
Year ended 02/29/12	12.53	0.64	1.16	1.80	(0.65)	13.68	14.76	(d)	477,455	0.65		0.65		0.58		4.83		15
Five months ended 02/28/11	13.51	0.28	(0.97)	(0.69)	(0.29)	12.53	(5.16	)(d)	6,370	0.68	(f)	0.68	(f)	0.61	(f)	5.33	(f)	3
Year ended 09/30/10	13.33	0.71	0.16	0.87	(0.69)	13.51	6.81	(d)	3,625	0.70		0.70		0.62		5.37		10
Year ended 09/30/09	12.45	0.70	0.94	1.64	(0.76)	13.33	14.08	(k)	5,064	0.77		0.77		0.66		5.89		29
Investor Class
Six months ended 08/31/14	13.26	0.31	0.37	0.68	(0.29)	13.65	5.16	(d)(m)	115,270	0.72	(e)(m)	0.72	(e)(m)	0.67	(e)(m)	4.47	(e)(m)	6
Year ended 02/28/14(l)	13.14	0.37	0.11	0.48	(0.36)	13.26	3.75	(d)	112,322	0.82	(f)	0.82	(f)	0.73	(f)	4.50	(f)	8

(a)	Calculated using average shares outstanding.
(b)	For the years ended September 30, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2014, the portfolio turnover calculation excludes securities purchased of $477,613,840 and sold of $105,913,153 in effort to realign the Fund’s portfolio after the reorganization of Invesco Municipal Bond Fund into the Fund. For the year ended February 29, 2012, the portfolio turnover calculation excludes securities purchased of $1,346,611,089 and sold of $222,312,073 in effort to realign the Fund’s portfolio after the reorganization of Invesco Van Kampen Insured Tax Free Fund and Invesco Tax-Exempt Securities Fund into the Fund.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,591,781, $14,910, $96,259, $410,219 and $113,700 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
(f)	Annualized.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	On June 1, 2010, Class I shares of Invesco Van Kampen Municipal Income Fund were reorganized into Class Y shares of the Fund.
(k)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(l)	Commencement date of July 15, 2013.
(m)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.07%.

40                         Invesco Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2014 through August 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,050.40	$4.65	$1,020.67	$4.58	0.90%
B	1,000.00	1,046.60	8.51	1,016.89	8.39	1.65
C	1,000.00	1,046.60	8.51	1,016.89	8.39	1.65
Y	1,000.00	1,051.70	3.36	1,021.93	3.31	0.65
Investor	1,000.00	1,051.60	3.72	1,021.58	3.67	0.72

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2014 through August 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

41                         Invesco Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Municipal Income Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper General Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best

42                         Invesco Municipal Income Fund

performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and five year periods and below the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that

Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

43                         Invesco Municipal Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	VK-MINC-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2014

Invesco New York Tax Free Income Fund

Nasdaq:

A: VNYAX  ■  B: VBNYX  ■  C: VNYCX  ■  Y: VNYYX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
10	Financial Statements
12	Notes to Financial Statements
18	Financial Highlights
19	Fund Expenses
20	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/14 to 8/31/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.62%
Class B Shares	5.62
Class C Shares	5.24
Class Y Shares	5.76
S&P Municipal Bond Index▼ (Broad Market Index)*	4.21
Barclays Municipal Bond Index▼ (Former Broad Market Index)*	4.19
S&P Municipal Bond New York 5+ Year Investment Grade Index▼ (Style-Specific Index)*	5.00
Barclays New York Municipal Index▼ (Former Style-Specific Index)*	4.24
Lipper New York Municipal Debt Funds Index■ (Peer Group Index)	4.82

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

*	The Fund has elected to use the S&P Municipal Bond Index to represent its broad market index rather than the Barclays Municipal Bond Index because the S&P Municipal Bond Index more closely reflects the performance of the types of securities in which the Fund invests. The Fund has elected to use the S&P Municipal Bond New York 5+ Year Investment Grade Index to represent its style specific index rather than the Barclays New York Municipal Index because the S&P Municipal Bond New York 5+ Year Investment Grade Index more closely reflects the performance of the types of securities in which the Fund invests. The Lipper New York Municipal Debt Funds Index has been added as the Fund’s peer group index.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

    The S&P Municipal Bond New York 5+ Year Investment Grade Index is a sub-set of the broad S&P Municipal Bond Index. This index of market value-weighted investment grade US municipal bonds seeks to measure the performance of New York issued US municipals whose maturities are greater than or equal to five years.

    The Barclays New York Municipal Index is an unmanaged index considered representative of New York investment-grade municipal bonds.

    The Lipper New York Municipal Debt Funds Index is an unmanaged index considered representative of New York municipal debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco New York Tax Free Income Fund

Average Annual Total Returns

As of 8/31/14, including maximum applicable sales charges

Class A Shares
Inception (7/29/94)	5.19%
10 Years	3.71
5 Years	5.16
1 Year	6.93

Class B Shares
Inception (7/29/94)	5.10%
10 Years	3.93
5 Years	5.69
1 Year	6.69

Class C Shares
Inception (7/29/94)	4.64%
10 Years	3.39
5 Years	5.28
1 Year	9.83

Class Y Shares
10 Years	4.26%
5 Years	6.28
1 Year	11.92

Effective June 1, 2010, Class A, Class B and Class C shares of the predecessor fund, Van Kampen New York Tax-Free Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B and Class C shares, respectively, of Invesco Van Kampen New York Tax Free Income Fund (renamed Invesco New York Tax Free Income Fund). Returns shown above for Class A, Class B and Class C shares are blended returns of the predecessor fund and Invesco New York Tax Free Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class Y shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Average Annual Total Returns

As of 6/30/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/29/94)	5.14%
10 Years	3.88
5 Years	5.66
1 Year	1.10

Class B Shares
Inception (7/29/94)	5.05%
10 Years	4.08
5 Years	6.19
1 Year	0.61

Class C Shares
Inception (7/29/94)	4.59%
10 Years	3.56
5 Years	5.78
1 Year	3.83

Class Y Shares
10 Years	4.43%
5 Years	6.79
1 Year	5.95

Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.95%, 0.95%, 1.70% and 0.70%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3                         Invesco New York Tax Free Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

    After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco New York Tax Free Income Fund

Schedule of Investments

August 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–107.81%
New York–102.66%
Albany (City of) Industrial Development Agency (Albany College of Pharmacy); Series 2004 A, Civic Facility RB	5.63%	12/01/34	$1,290	$1,295,998
Albany (City of) Industrial Development Agency (Albany Law School University); Series 2007 A, Civic Facility RB	5.00%	07/01/31	1,000	1,036,460
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility RB	5.75%	11/15/27	400	449,272
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS–AGM)(a)	5.00%	12/15/25	500	560,125
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB	6.25%	11/15/38	1,000	1,145,050
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/34	500	580,945
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(b)	0.00%	07/15/34	3,685	1,414,598
Series 2009, PILOT RB	6.25%	07/15/40	685	775,502
Series 2009, PILOT RB	6.38%	07/15/43	475	538,455
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/33	500	515,265
Build NYC Resource Corp. (Q Student Residences); Series 2014-A, Ref. RB	5.00%	06/01/43	620	702,572
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB	5.00%	08/01/32	350	382,368
Series 2012, RB	5.00%	08/01/42	1,750	1,893,062
Dobbs Ferry Local Development Corp. (Mercy College); Series 2014, Tax–Exempt RB	5.00%	07/01/44	280	310,876
Dutchess (County of) Industrial Development Agency (Elant at Fishkill, Inc.); Series 2007 A, Civic Facility RB	5.25%	01/01/37	365	332,694
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2014 A, RB	5.00%	07/01/44	600	651,936
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,000	997,620
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB(c)	5.25%	05/01/30	2,850	3,342,936
Essex (County of) Industrial Development Agency (International Paper); Series 2005 A, Ref. Solid Waste Disposal RB(d)	5.20%	12/01/23	1,100	1,139,215
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB	5.75%	07/01/39	1,340	1,455,361
Hudson Yards Infrastructure Corp.; Series 2011 A, RB	5.75%	02/15/47	1,400	1,616,524
Livingston (County of) Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, Civic Facility RB	6.00%	07/01/30	1,000	1,000,750
Long Island Power Authority;
Series 2000 A, Electric System General CAB RB (INS–AGM)(a)(b)	0.00%	06/01/18	2,000	1,894,020
Series 2008 A, Electric System General RB (INS–BHAC)(a)	5.50%	05/01/33	355	410,756
Madison (County of) Industrial Development Agency (Colgate University); Series 2005 A, RB (INS–AMBAC)(a)	5.00%	07/01/35	750	764,033
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/27	615	723,511
Series 2009 B, Dedicated Tax Fund RB	5.00%	11/15/34	1,500	1,699,365
Series 2012 H, RB	5.00%	11/15/30	750	857,542
Series 2013 E, RB	5.00%	11/15/30	1,000	1,158,570
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/41	370	403,592
Monroe County Industrial Development Corp. (University of Rochester); Series 2011 A, RB	5.00%	07/01/36	875	980,428
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	240	171,002
Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/27	930	1,027,557
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/37	750	798,960
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset–Backed RB	5.25%	06/01/26	1,000	957,610
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997, Special Obligation RB (INS–NATL)(a)(d)	5.75%	12/01/22	2,000	2,012,440
Series 2010, Special Obligation RB	6.00%	12/01/42	860	996,542

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of) Industrial Development Agency (IAC/InterActive Corp.); Series 2005, Liberty RB	5.00%	09/01/35	$1,515	$1,521,817
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS–ACA)(a)	5.25%	11/01/37	1,300	1,442,324
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS–AMBAC)(a)	5.00%	01/01/36	1,140	1,166,437
New York (City of) Industrial Development Agency (Terminal One Group Association, L.P.);
Series 2005, Special Facility RB(d)(e)	5.50%	01/01/16	2,000	2,118,400
Series 2005, Special Facility RB(d)(e)	5.50%	01/01/16	2,000	2,115,640
New York (City of) Municipal Water Finance Authority;
Series 2005 D, Water & Sewer System RB(c)	5.00%	06/15/37	4,000	4,120,680
Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/40	2,000	2,300,720
Subseries 2005, VRD Water & Sewer System Second Generation Resolution RB(f)	0.03%	06/15/32	30	30,000
Subseries 2011 A-2, VRD Water & Sewer System RB(f)	0.02%	06/15/44	550	550,000
New York (City of) Transitional Finance Authority;
Series 2009 S-1, Building Aid RB	5.50%	07/15/38	500	571,510
Series 2009 S-2, Building Aid RB	6.00%	07/15/33	850	991,644
Series 2009 S-3, Building Aid RB(c)	5.25%	01/15/27	1,310	1,520,897
Series 2009 S-3, Building Aid RB(c)	5.25%	01/15/39	1,000	1,125,730
Series 2009 S-5, Building Aid RB	5.00%	01/15/31	595	667,072
Subseries 2009 A-1, Future Tax Sec. RB(c)	5.00%	05/01/28	755	869,700
Subseries 2009 A-1, Future Tax Sec. RB(c)	5.00%	05/01/29	605	695,738
Subseries 2009 A-1, Future Tax Sec. RB(c)	5.00%	05/01/30	605	694,558
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/24	660	789,557
New York (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/41	1,000	1,146,770
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	850	907,944
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB	5.00%	04/01/31	800	899,040
New York (City of);
Series 2011-A-3, VRD Unlimited Tax GO Bonds(f)	0.06%	08/01/35	1,500	1,500,000
Subseries 2006-I-5, VRD Unlimited Tax GO Bonds (LOC–Bank Of New York Mellon)(f)(g)	0.04%	04/01/36	1,200	1,200,000
Subseries 2008 F-1, Unlimited Tax GO Bonds	5.50%	11/15/28	1,750	2,049,337
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/35	400	473,792
Subseries 2008 I-1, Unlimited Tax GO Bonds(h)	5.00%	02/01/25	405	456,476
New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2009, RB	5.75%	07/01/33	660	734,078
Series 2012 A, RB	5.00%	07/01/26	1,000	1,116,910
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(a)	5.50%	05/15/27	710	911,754
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(a)	5.50%	05/15/30	750	979,627
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(a)	5.50%	05/15/31	555	727,250
New York (State of) Dormitory Authority (Columbia University); Series 2011 A, RB	5.00%	10/01/41	510	585,465
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB(c)	5.00%	07/01/35	4,725	5,050,505
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/36	1,000	1,167,370
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS–NATL)(a)	5.25%	07/01/28	935	1,096,914
New York (State of) Dormitory Authority (Fordham University);
Series 2008 B, RB (INS–AGC)(a)	5.00%	07/01/33	500	555,940
Series 2011 A, RB	5.13%	07/01/29	500	568,045
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, RB (INS–Radian)(a)	5.00%	07/01/41	1,150	1,177,404
New York (State of) Dormitory Authority (Marymount Manhattan College); Series 2009, RB	5.25%	07/01/29	1,000	1,054,220
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS–NATL)(a)	5.50%	07/01/23	1,250	1,546,837
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS–NATL)(a)	5.00%	08/01/29	1,000	1,016,450
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/31	875	955,281

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.13%	07/01/39	$1,250	$1,331,900
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB	6.00%	07/01/40	1,500	1,693,875
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS–BHAC)(a)	5.50%	07/01/31	1,070	1,369,140
New York (State of) Dormitory Authority (North Shore–Long Island Jewish Obligated Group);
Series 2009 A, RB	5.50%	05/01/37	1,250	1,364,150
Subseries 2005 A, RB	5.00%	11/01/26	750	785,618
New York (State of) Dormitory Authority (Pace University); Series 2013 A, RB	5.00%	05/01/29	1,000	1,087,440
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/40	1,250	1,424,225
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/41	775	889,390
New York (State of) Dormitory Authority (School Districts Financing Program);
Series 2008 C, RB	7.50%	04/01/39	2,000	2,444,520
Series 2008 D, RB (INS–AGC)(a)	5.75%	10/01/24	500	587,235
Series 2009 C, RB (INS–AGC)(a)	5.00%	10/01/24	1,500	1,711,545
New York (State of) Dormitory Authority (St. John’s University); Series 2012 B, RB	5.00%	07/01/30	1,220	1,376,099
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/35	500	532,365
New York (State of) Dormitory Authority (State University Educational Facilities); Series 1993 A, RB	5.25%	05/15/15	715	739,911
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB	5.00%	07/01/29	1,185	1,364,290
New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB(h)	7.38%	07/01/16	640	696,794
New York (State of) Dormitory Authority (The New School);
Series 2010, RB	5.50%	07/01/40	1,245	1,401,646
Series 2011, Ref. RB	5.00%	07/01/31	750	830,115
New York (State of) Dormitory Authority (Touro College and University System); Series 2014-A, Obligated Group RB	5.50%	01/01/44	700	775,362
New York (State of) Dormitory Authority;
Series 2001, RB (INS–AMBAC)(a)	5.50%	07/01/15	60	60,171
Series 2007 A, Mental Health Services Facilities Improvement RB (INS–AGM)(a)	5.00%	02/15/27	1,000	1,093,070
Series 2008 C, Mental Health Services Facilities Improvement RB (INS–AGM)(a)(d)	5.25%	02/15/28	2,000	2,244,440
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB(d)(i)	13.52%	07/01/26	1,200	1,212,144
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/38	730	823,250
New York (State of) Thruway Authority;
Series 2008 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/25	500	576,900
Series 2009 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/29	500	564,300
Series 2014 J, RB	5.00%	01/01/34	1,620	1,853,021
New York City Housing Development Corp.; Series 2005 K, MFH RB(d)	5.00%	11/01/37	1,000	1,009,970
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/31	875	979,554
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,410	1,575,393
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	1,215	1,372,756
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/37	855	1,053,753
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $636,422)(j)(k)	6.13%	02/15/19	750	8
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/31	1,430	1,671,241
New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, State Clean Water & Drinking Water Revolving Funds RB	5.50%	04/15/35	310	408,955
New York State Urban Development Corp.; Series 2008 B, Ref. Service Contract RB	5.25%	01/01/24	750	857,212
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014-A, Ref. RB(d)	5.00%	04/01/29	725	817,010
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS–NATL)(a)	5.00%	06/15/23	935	1,127,021
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 A, Civic Facility RB	5.88%	12/01/29	995	996,204
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	1,065	1,144,247

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB	5.13%	07/01/31	$750	$784,058
Rensselaer (County of) Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC–JPMorgan Chase Bank, N.A.)(d)(g)	5.38%	12/01/36	1,000	1,004,080
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB(j)	5.38%	01/01/27	1,175	1,176,316
Suffolk (County of) Industrial Development Agency (Family Service League of Suffolk County, Inc.); Series 2004, Civic Facility RB(e)(h)	5.00%	11/01/14	825	831,848
Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. First Mortgage Continuing Care Retirement Community RB	5.00%	11/01/28	1,000	1,037,650
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/40	465	512,472
Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.); Series 2001 A, First Mortgage RB	7.38%	03/01/21	190	189,991
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds(d)	5.00%	11/01/36	1,000	1,070,450
Tomkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/32	1,250	1,314,175
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/37	250	284,553
Triborough Bridge & Tunnel Authority;
Series 2008 A, General Purpose RB	4.75%	11/15/29	200	222,794
Series 2013-C, RB(c)	5.00%	11/15/38	2,790	3,174,713
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/30	1,250	1,375,987
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset–Backed RB	5.13%	06/01/42	900	719,550
Ulster (County of) Resource Recovery Agency; Series 2002, Ref. RB (INS–AMBAC)(a)	5.25%	03/01/18	200	200,820
United Nations Development Corp.;
Series 2009 A, Ref. RB	5.00%	07/01/25	1,000	1,138,590
Series 2009 A, Ref. RB	5.00%	07/01/26	810	920,654
Westchester (County of) Industrial Development Agency (Guiding Eyes For The Blind, Inc.); Series 2004, Civic Facility RB	5.38%	08/01/24	875	893,987
Westchester Tobacco Asset Securitization Corp.; Series 2005, Tobacco Settlement Asset–Backed RB	5.13%	06/01/45	570	452,369
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/40	1,000	1,057,110
				150,371,752

Guam–3.05%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	135	149,303
Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,384,825
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/40	450	504,167
Series 2012 A, Ref. RB	5.00%	10/01/34	610	667,346
Guam (Territory of) Waterworks Authority;
Series 2010, Water & Wastewater System RB	5.63%	07/01/40	740	806,644
Series 2014-A, Water & Wastewater System Ref. RB	5.00%	07/01/29	325	356,889
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	550	596,778
				4,465,952

Virgin Islands–1.70%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note—Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	845	968,353
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	1,000	1,095,070
Series 2012 A, RB(j)	4.00%	10/01/22	410	425,818
				2,489,241

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–0.40%
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1993 X, Ref. RB(h)	5.50%	07/01/15	$560	$584,690
TOTAL INVESTMENTS(l)–107.81% (Cost $145,925,040)				157,911,635
FLOATING RATE NOTE OBLIGATIONS–(8.48)%
Notes with interest rates and fees rates ranging from 0.57% to 0.61% at 08/31/14 and contractual maturites of collateral ranging from 01/15/27 to 01/15/39 (See Note 1J)(m)				(12,425,000)
OTHER ASSETS LESS LIABILITIES–0.67%				984,061
NET ASSETS–100.00%				$146,470,696

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit

MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PILOT	– Payment-in-Lieu-of-Tax
Radian	– Radian Asset Assurance, Inc.
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Zero coupon bond issued at a discount.
(c)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1J.
(d)	Security subject to the alternative minimum tax.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $1,212,144 which represents less than 1% of the Fund’s Net Assets.
(j)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $1,602,142, which represented 1.09% of the Fund’s Net Assets.
(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at August 31, 2014 represented less than 1% of the Fund’s Net Assets.
(l)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2014. At August 31, 2014, the Fund’s investments with a value of $20,595,457 are held by Dealer Trusts and serve as collateral for the $12,425,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

as of August 31, 2014

Revenue Bonds	93.3%
General Obligation Bonds	3.3
Pre-Refunded Bonds	1.3
Other	2.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco New York Tax Free Income Fund

Statement of Assets and Liabilities

August 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $145,925,040)	$157,911,635
Cash	836,339
Receivable for:
Fund shares sold	311,912
Interest	1,682,681
Investment for trustee deferred compensation and retirement plans	36,372
Other assets	6,690
Total assets	160,785,629

Liabilities:
Floating rate note obligations	12,425,000
Payable for:
Investments purchased	1,501,113
Fund shares reacquired	12,850
Dividends	168,028
Accrued fees to affiliates	68,366
Accrued trustees’ and officers’ fees and benefits	3,220
Accrued other operating expenses	38,355
Trustee deferred compensation and retirement plans	98,001
Total liabilities	14,314,933
Net assets applicable to shares outstanding	$146,470,696

Net assets consist of:
Shares of beneficial interest	$146,065,922
Undistributed net investment income	535,490
Undistributed net realized gain (loss)	(12,117,311)
Net unrealized appreciation	11,986,595
$146,470,696

Net Assets:
Class A	$117,790,738
Class B	$2,553,410
Class C	$19,261,838
Class Y	$6,864,710

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	7,431,698
Class B	160,779
Class C	1,216,576
Class Y	433,524
Class A:
Net asset value per share	$15.85
Maximum offering price per share
(Net asset value of $15.85 ÷ 95.75%)	$16.55
Class B:
Net asset value and offering price per share	$15.88
Class C:
Net asset value and offering price per share	$15.83
Class Y:
Net asset value and offering price per share	$15.83

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco New York Tax Free Income Fund

Statement of Operations

For the six months ended August 31, 2014

(Unaudited)

Investment income:
Interest	$3,639,429

Expenses:
Advisory fees	341,350
Administrative services fees	25,206
Custodian fees	2,277
Distribution fees:
Class A	147,183
Class B	3,427
Class C	94,933
Interest, facilities and maintenance fees	41,519
Transfer agent fees	52,434
Trustees’ and officers’ fees and benefits	13,649
Other	61,865
Total expenses	783,843
Net investment income	2,855,586

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(108,363)
Change in net unrealized appreciation of investment securities	5,107,297
Net realized and unrealized gain	4,998,934
Net increase in net assets resulting from operations	$7,854,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco New York Tax Free Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2014 and the year ended February 28, 2014

(Unaudited)

	August 31, 2014	February 28, 2014
Operations:
Net investment income	$2,855,586	$6,328,332
Net realized gain (loss)	(108,363)	(4,437,564)
Change in net unrealized appreciation (depreciation)	5,107,297	(8,566,563)
Net increase (decrease) in net assets resulting from operations	7,854,520	(6,675,795)

Distributions to shareholders from net investment income:
Class A	(2,278,624)	(5,036,243)
Class B	(53,100)	(131,180)
Class C	(296,781)	(614,269)
Class Y	(118,663)	(291,109)
Total distributions from net investment income	(2,747,168)	(6,072,801)

Share transactions–net:
Class A	(3,129,217)	(18,769,262)
Class B	(370,139)	(1,187,349)
Class C	97,647	(1,486,246)
Class Y	1,605,980	(2,935,054)
Net increase (decrease) in net assets resulting from share transactions	(1,795,729)	(24,377,911)
Net increase (decrease) in net assets	3,311,623	(37,126,507)

Net assets:
Beginning of period	143,159,073	180,285,580
End of period (includes undistributed net investment income of $535,490 and $427,072, respectively)	$146,470,696	$143,159,073

Notes to Financial Statements

August 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco New York Tax Free Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide investors with a high level of current income exempt from federal, New York State and New York City income taxes, consistent with preservation of capital.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

12                         Invesco New York Tax Free Income Fund

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

13                         Invesco New York Tax Free Income Fund

I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.47%
Over $500 million	0.445%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the

14                         Invesco New York Tax Free Income Fund

Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.50%, 2.25%, 2.25% and 1.25% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2014, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2014, IDI advised the Fund that IDI retained $10,088 in front-end sales commissions from the sale of Class A shares and $2,031, $448 and $151 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

15                         Invesco New York Tax Free Income Fund

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2014 were $11,473,571 and 0.72%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$2,489,228	$—	$2,489,228
February 28, 2018	3,515,499	—	3,515,499
February 28, 2019	896,118	—	896,118
Not subject to expiration	1,893,313	885,658	2,778,971
Total capital loss carryforward	$8,794,158	$885,658	$9,679,816

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2014 was $9,843,001 and $10,622,493, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$13,481,298
Aggregate unrealized (depreciation) of investment securities	(1,422,518)
Net unrealized appreciation of investment securities	$12,058,780

Cost of investments for tax purposes is $145,852,855.

16                         Invesco New York Tax Free Income Fund

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended August 31, 2014(a)		Year ended February 28, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	425,902	$6,640,350	761,422	$11,764,217
Class B	1,753	26,914	3,377	50,532
Class C	61,861	962,392	187,454	2,929,736
Class Y	155,789	2,428,799	98,225	1,503,411

Issued as reinvestment of dividends:
Class A	78,829	1,239,088	211,149	3,237,290
Class B	1,648	25,834	4,810	74,208
Class C	10,347	161,723	23,945	367,464
Class Y	2,915	45,658	9,039	138,864

Automatic conversion of Class B shares to Class A shares:
Class A	19,834	310,414	30,265	462,632
Class B	(19,792)	(310,414)	(30,204)	(462,632)

Reacquired:
Class A	(727,298)	(11,319,069)	(2,228,015)	(34,233,401)
Class B	(7,306)	(112,473)	(54,409)	(849,457)
Class C	(66,026)	(1,026,468)	(312,444)	(4,783,446)
Class Y	(55,848)	(868,477)	(303,234)	(4,577,329)
Net increase (decrease) in share activity	(117,392)	$(1,795,729)	(1,598,620)	$(24,377,911)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17                         Invesco New York Tax Free Income Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of expenses to average net assets with fee waiver (excluding interest, facilities and maintenance fees)(b)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/14	$15.30	$0.32	$0.53	$0.85	$(0.30)	$15.85	5.62	%(d)	$117,791	0.99	%(e)	0.99	%(e)	0.93	%(e)	4.02	%(e)	6%
Year ended 02/28/14	16.45	0.63	(1.17)	(0.54)	(0.61)	15.30	(3.26	)(d)	116,782	0.95		0.95		0.91		4.10		8
Year ended 02/28/13	16.12	0.63	0.36	0.99	(0.66)	16.45	6.22	(d)	145,772	0.83		0.91		0.78		3.88		10
Year ended 02/29/12	14.66	0.71	1.46	2.17	(0.71)	16.12	15.16	(d)	137,064	0.69		0.94		0.65		4.64		18
Period ended 02/28/11	15.78	0.30	(1.12)	(0.82)	(0.30)	14.66	(5.25	)(d)	66,813	0.68	(f)	0.93	(f)	0.66	(f)	4.86	(f)	10
Year ended 09/30/10	15.40	0.70	0.39	1.09	(0.71)	15.78	7.32	(d)	74,722	0.76		1.01		0.73		4.59		18
Year ended 09/30/09	14.31	0.70	1.10	1.80	(0.71)	15.40	13.24	(g)	72,726	0.84		1.09		0.78		5.06		32
Class B
Six months ended 08/31/14	15.33	0.32	0.53	0.85	(0.30)	15.88	5.62	(d)(h)	2,553	0.99	(e)(h)	0.99	(e)(h)	0.93	(e)(h)	4.02	(e)(h)	6
Year ended 02/28/14	16.49	0.64	(1.19)	(0.55)	(0.61)	15.33	(3.30	)(d)(h)	2,828	0.95	(h)	0.95	(h)	0.91	(h)	4.10	(h)	8
Year ended 02/28/13	16.15	0.63	0.37	1.00	(0.66)	16.49	6.28	(d)(h)	4,301	0.83	(h)	0.91	(h)	0.78	(h)	3.88	(h)	10
Year ended 02/29/12	14.62	0.74	1.47	2.21	(0.68)	16.15	15.49	(d)(h)	5,549	0.48	(h)	0.73	(h)	0.44	(h)	4.85	(h)	18
Period ended 02/28/11	15.70	0.30	(1.13)	(0.83)	(0.25)	14.62	(5.30	)(d)(h)	7,143	0.77	(f)(h)	1.02	(f)(h)	0.75	(f)(h)	4.77	(f)(h)	10
Year ended 09/30/10	15.35	0.62	0.39	1.01	(0.66)	15.70	6.76	(d)(h)	8,895	1.26	(h)	1.51	(h)	1.23	(h)	4.09	(h)	18
Year ended 09/30/09	14.27	0.69	1.09	1.78	(0.70)	15.35	13.13	(i)(j)	11,666	0.92	(i)	1.17	(i)	0.86	(i)	4.99	(i)	32
Class C
Six months ended 08/31/14	15.28	0.26	0.54	0.80	(0.25)	15.83	5.24	(d)	19,262	1.74	(e)	1.74	(e)	1.68	(e)	3.27	(e)	6
Year ended 02/28/14	16.44	0.52	(1.19)	(0.67)	(0.49)	15.28	(4.04	)(d)	18,496	1.70		1.70		1.66		3.35		8
Year ended 02/28/13	16.10	0.51	0.36	0.87	(0.53)	16.44	5.50	(d)	21,556	1.58		1.66		1.53		3.13		10
Year ended 02/29/12	14.64	0.59	1.46	2.05	(0.59)	16.10	14.33	(d)	18,533	1.44		1.69		1.40		3.89		18
Period ended 02/28/11	15.77	0.25	(1.13)	(0.88)	(0.25)	14.64	(5.62	)(d)	16,684	1.43	(f)	1.68	(f)	1.41	(f)	4.11	(f)	10
Year ended 09/30/10	15.39	0.59	0.38	0.97	(0.59)	15.77	6.50	(d)	19,049	1.51		1.76		1.48		3.84		18
Year ended 09/30/09	14.29	0.61	1.10	1.71	(0.61)	15.39	12.51	(i)(k)	19,444	1.50	(i)	1.75	(i)	1.44	(i)	4.40	(i)	32
Class Y
Six months ended 08/31/14	15.28	0.34	0.53	0.87	(0.32)	15.83	5.76	(d)	6,865	0.74	(e)	0.74	(e)	0.68	(e)	4.27	(e)	6
Year ended 02/28/14	16.44	0.67	(1.18)	(0.51)	(0.65)	15.28	(3.08	)(d)	5,053	0.70		0.70		0.66		4.35		8
Year ended 02/28/13	16.10	0.67	0.37	1.04	(0.70)	16.44	6.55	(d)	8,657	0.58		0.66		0.53		4.13		10
Year ended 02/29/12	14.64	0.76	1.45	2.21	(0.75)	16.10	15.46	(d)	6,792	0.44		0.69		0.40		4.89		18
Period ended 02/28/11	15.78	0.32	(1.15)	(0.83)	(0.31)	14.64	(5.27	)(d)	10	0.43	(f)	0.68	(f)	0.41	(f)	5.11	(f)	10
Year ended 09/30/10(l)	15.44	0.25	0.34	0.59	(0.25)	15.78	3.83	(d)	10	0.51	(f)	0.76	(f)	0.73	(f)	4.77	(f)	18

(a)	Calculated using average shares outstanding.
(b)	For the years ended September 30, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $61,546,396 and sold of $9,539,859 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco New York Tax-Free Income Fund into the Fund.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $116,787, $2,719, $18,832 and $5,733 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Annualized.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.04%, 0.33% and 0.75% for the six months ended August 31, 2014, for the year ended February 28, 2014, the year ended February 28, 2013, the year ended February 29, 2012, period ended February 28, 2011 and the year ended September 30, 2010, respectively.
(i)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of less than 1%.
(j)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(k)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(l)	Commencement date of June 1, 2010.

18                         Invesco New York Tax Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2014 through August 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,056.20	$5.13	$1,020.21	$5.04	0.99%
B	1,000.00	1,056.20	5.13	1,020.21	5.04	0.99
C	1,000.00	1,052.40	9.00	1,016.43	8.84	1.74
Y	1,000.00	1,057.60	3.84	1,021.48	3.77	0.74

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2014 through August 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

19                         Invesco New York Tax Free Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco New York Tax Free Income Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper New York Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

20                         Invesco New York Tax Free Income Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to

100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

21                         Invesco New York Tax Free Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	VK-NYTFI-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2014

Invesco Tax-Exempt Cash Fund

Nasdaq:

A: ACSXX   ■   Investor: TEIXX

2	Fund Information

3	Letters to Shareholders

4	Schedule of Investments

8	Financial Statements

10	Notes to Financial Statements

14	Financial Highlights

15	Fund Expenses

16	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund information

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund.

Team managed by Invesco Advisers, Inc.

An update on money market fund reform

In July, the Securities and Exchange Commission (SEC) voted to approve new rules governing money market funds that include structural and operational reforms:

■	First, institutional prime and institutional municipal money market funds will be required to float their net asset values (NAVs) and will no longer be allowed to transact at a stable $1 per share.

■	Second, the boards of directors of all non-government funds will have the ability to impose liquidity fees or suspend redemptions temporarily if a fund’s level of weekly liquid assets falls below certain thresholds.

■	Third, all money market funds will be subject to increased portfolio diversification, disclosure and stress testing requirements.

We would like to remind our investors that there will be no immediate changes to Invesco’s money market funds. The SEC has provided an extensive implementation schedule extending up to two years, depending on the specific rule. From an investment standpoint, these rules do not change how Invesco manages money market funds. At Invesco, we’ve spent the past several months preparing for this possible outcome, and we are prepared to handle these changes. We are committed to working with clients to explain how these rule changes will affect them. More information about changes to money market fund rules is available at invesco.com/cash.

2                         Invesco Tax-Exempt Cash Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco Tax-Exempt Cash Fund

Schedule of Investments

August 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–104.67%
Alabama–1.60%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.08%	07/01/40	$1,000	$1,000,000

Colorado–4.06%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	02/01/31	150	150,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	06/01/30	200	200,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	04/01/24	80	80,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.07%	12/01/34	2,110	2,110,000
				2,540,000

Connecticut–0.93%
Seymour (Town of); Series 2014, Unlimited Tax GO BAN	1.00%	07/30/15	575	579,395

Delaware–1.12%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	05/01/36	700	700,000

District of Columbia–0.37%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.17%	01/01/29	230	230,000

Florida–4.76%
Broward (County of) Educational Facilities Authority (City College, Inc.); Series 2004, VRD RB (LOC–Citibank, N.A.)(a)(b)	0.05%	11/01/31	150	150,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	11/01/36	675	675,000
Palm Beach (County of) Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	07/01/32	2,150	2,150,000
				2,975,000

Georgia–4.32%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)(d)(e)	0.13%	01/01/29	1,000	1,000,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAC (LOC–Branch Banking & Trust Co.)(a)(b)	0.04%	08/01/38	900	900,000
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.03%	09/01/35	600	600,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	09/01/20	200	200,000
				2,700,000

Hawaii–1.64%
Maui (County of); Series 2014, Ref. Unlimited Tax GO Bonds	4.00%	06/01/15	1,000	1,028,856

Idaho–4.87%
Idaho (State of); Series 2014, Unlimited Tax GO TAN	2.00%	06/30/15	3,000	3,046,843

Illinois–6.66%
Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(a)(b)(d)(e)	0.12%	03/01/33	2,700	2,700,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.08%	03/01/36	225	225,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.15%	06/01/17	100	100,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)(e)	0.11%	05/01/42	840	840,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–BMO Harris N.A.)(a)(b)(e)	0.16%	04/01/22	300	300,000
				4,165,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–0.80%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. & Improvement VRD Economic Development RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	08/01/37	$500	$500,000

Kansas–0.40%
Olathe Unified School District No. 233; Series 2009 C, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	250	250,000

Kentucky–8.55%
Williamstown (City of) (Kentucky League of Cities Funding Trust);
Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	07/01/38	2,500	2,500,000
Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	12/01/38	2,845	2,845,000
				5,345,000

Louisiana–1.07%
Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.07%	12/01/27	670	670,000

Massachusetts–4.32%
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(a)(b)	0.15%	03/01/39	2,700	2,700,000

Michigan–1.52%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	10/15/38	850	850,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	10/01/31	100	100,000
				950,000

Minnesota–1.60%
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	11/15/31	1,000	1,000,000

Mississippi–3.20%
Flowood (City of) (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	05/15/31	2,000	2,000,000

Missouri–4.99%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	0.09%	11/01/37	2,970	2,970,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.15%	12/01/19	150	150,000
				3,120,000

New Hampshire–2.74%
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.05%	09/01/37	1,715	1,715,000

New Mexico–0.50%
Santa Fe (City of); Series 2010 A, Ref. Gross Tax Receipts RB	5.00%	06/01/15	300	310,893

North Carolina–2.86%
Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	11/01/23	180	180,000
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(a)	0.04%	12/01/21	900	900,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.08%	09/01/27	710	710,000
				1,790,000

Ohio–2.47%
Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC–FHLB of Indianapolis)(a)(b)(d)(e)	0.13%	01/01/34	445	445,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	08/02/38	1,100	1,100,000
				1,545,000

Oregon–2.22%
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)(a)(e)	0.09%	10/15/38	1,390	1,390,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–11.51%
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	10/15/25	$400	$400,000
Luzerne (County of); Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(a)(b)	0.06%	11/01/14	500	500,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(a)(b)(c)	0.08%	07/01/38	3,300	3,300,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	05/01/34	3,000	3,000,000
				7,200,000

Rhode Island–1.36%
Rhode Island (State of) Health & Educational Building Corp. (Brown University); Series 2013, Higher Education Facility RB	5.00%	09/01/14	850	850,000

South Carolina–0.11%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.17%	07/01/17	70	70,000

Tennessee–1.87%
Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Series 1994, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.08%	06/01/24	730	730,000
Shelby (County of) Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)(a)	0.05%	12/15/42	440	440,000
				1,170,000

Texas–9.60%
Austin (County of) Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.07%	12/01/14	2,500	2,500,000
Houston (City of); Series 2006 G-2, GO Commercial Paper Notes	0.08%	10/21/14	1,000	1,000,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)(a)(e)	0.07%	06/01/41	90	90,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.07%	02/15/28	1,400	1,400,000
Texas (State of); Series 2014, Unlimited Tax GO Notes	1.50%	08/31/15	1,000	1,013,510
				6,003,510

Utah–3.36%
Ogden (City of) Redevelopment Agency; Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.20%	12/01/27	1,605	1,605,000
Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB(a)	0.05%	05/15/35	500	500,000
				2,105,000

Virginia–1.71%
Hampton (County of) Roads Sanitation District; Series 2009-A, Wastewater RB	4.00%	11/01/14	100	100,615
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	10/01/30	200	200,000
Roanoke (City of); Series 2004 B, Public Improvement Unlimited Tax GO Bonds(f)(g)	5.00%	02/01/15	750	768,191
				1,068,806

Washington–0.32%
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non–profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	11/01/32	200	200,000

Wisconsin–7.26%
Appleton (City of) (Great Northern Corp.); Series 1999 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	0.17%	09/01/19	1,550	1,550,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.10%	07/01/16	2,500	2,500,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.07%	05/01/30	490	490,000
				4,540,000
TOTAL INVESTMENTS(h)(i)–104.67% (Cost $65,458,303)				65,458,303
OTHER ASSETS LESS LIABILITIES–(4.67)%				(2,922,778)
NET ASSETS–100.00%				$62,535,525

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Tax-Exempt Cash Fund

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
TAN	– Tax Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 5.3%; other countries less than 5% each: 1.6%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $5,275,000, which represented 8.44% of the Fund’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
U.S. Bank, N.A.	11.1%
Federal National Mortgage Association	9.5
Wells Fargo Bank, N.A.	8.5
Bank of America, N.A.	7.9
PNC Bank, N.A.	7.0
TD Bank, N.A.	6.7
JPMorgan Chase Bank, N.A.	6.5
Federal Home Loan Bank	5.5
Lloyds Bank PLC	5.0

Portfolio Composition by Maturity

In days, as of August 31, 2014

1-7	88.0%
8-30	0.0
31-60	1.5
61-90	0.2
91-180	1.2
181+	9.1

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Tax-Exempt Cash Fund

Statement of Assets and Liabilities

August 31, 2014

(Unaudited)

Assets:
Investments, at value and cost	$65,458,303
Receivable for:
Investments sold	410,004
Fund shares sold	86,607
Interest	60,648
Fund expenses absorbed	11,417
Investment for trustee deferred compensation and retirement plans	52,636
Other assets	31,971
Total assets	66,111,586

Liabilities:
Payable for:
Investments purchased	1,013,510
Fund shares reacquired	2,470,542
Dividends	14
Accrued fees to affiliates	8,678
Accrued trustees’ and officers’ fees and benefits	3,094
Accrued other operating expenses	24,390
Trustee deferred compensation and retirement plans	55,833
Total liabilities	3,576,061
Net assets applicable to shares outstanding	$62,535,525

Net assets consist of:
Shares of beneficial interest	$62,533,588
Undistributed net investment income	18,494
Undistributed net realized gain (loss)	(16,557)
$62,535,525

Net Assets:
Class A	$39,819,964
Class Y	$9,742,247
Investor Class	$12,973,314

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	39,819,762
Class Y	9,742,212
Investor Class	12,973,264
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Tax-Exempt Cash Fund

Statement of Operations

For the six months ended August 31, 2014

(Unaudited)

Investment income:
Interest	$34,521

Expenses:
Advisory fees	139,671
Administrative services fees	25,205
Custodian fees	83
Distribution fees — Class A	27,099
Transfer agent fees	34,414
Trustees’ and officers’ fees and benefits	11,110
Registration and filing fees	24,210
Other	25,170
Total expenses	286,962
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(255,940)
Net expenses	31,022
Net investment income	3,499
Net realized gain from investment securities	—
Net increase in net assets resulting from operations	$3,499

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Tax-Exempt Cash Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2014 and the year ended February 28, 2014

(Unaudited)

	August 31, 2014	February 28, 2014
Operations:
Net investment income	$3,499	$78,561
Net realized gain	—	284
Net increase in net assets resulting from operations	3,499	78,845

Distributions to shareholders from net investment income:
Class A	(2,303)	(52,027)
Class Y	(501)	(14,554)
Investor Class	(695)	(11,980)
Total distributions from net investment income	(3,499)	(78,561)

Share transactions–net:
Class A	(41,763,052)	52,479,826
Class Y	(1,248,839)	(7,744,013)
Investor Class	(5,995,932)	10,333,381
Net increase (decrease) in net assets resulting from share transactions	(49,007,823)	55,069,194
Net increase (decrease) in net assets	(49,007,823)	55,069,478

Net assets:
Beginning of period	111,543,348	56,473,870
End of period (includes undistributed net investment income of $18,494 and $18,494, respectively)	$62,535,525	$111,543,348

Notes to Financial Statements

August 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Tax-Exempt Cash Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund currently consists of three different classes of shares: Class A, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Under certain circumstances, Class A shares are subject to contingent deferred sales charges (“CDSC”). Class A, Class Y and Investor Class shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains

10                         Invesco Tax-Exempt Cash Fund

(losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser at the annual rate of 0.35% of the Fund’s average daily net assets.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily agreed to waive fees and/or reimburse expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended August 31, 2014, the Adviser waived advisory fees of $139,671 and reimbursed Fund expenses of $89,060 in order to increase the fund’s yield.

11                         Invesco Tax-Exempt Cash Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Class A, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation up to a maximum annual rate of 0.10% of the Fund’s average daily net assets of Class A shares. Of the Rule 12b-1 payments, up to 0.10% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own the shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended August 31, 2014, the Class A shares paid $0 after IDI waived Plan fees of $27,099.

CDSC are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2014, IDI advised the Fund that IDI retained $189 from Class A shares, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2014, the Fund engaged in securities purchases of $43,596,980 and securities sales of $71,172,771, which did not result in any realized gains (losses).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $110.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

12                         Invesco Tax-Exempt Cash Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$8,282	$—	$8,282
February 28, 2018	3,681	—	3,681
February 28, 2019	4,594	—	4,594
	$16,557	$—	$16,557

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2014(a)		Year ended February 28, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	14,274,386	$14,274,386	168,230,831	$168,230,831
Class Y	17,007,233	17,007,233	24,887,917	24,887,917
Investor Class	766,550	766,550	25,413,813	25,413,813

Issued as reinvestment of dividends:
Class A	2,135	2,135	32,756	32,756
Class Y	501	501	14,543	14,543
Investor Class	683	683	11,749	11,749

Reacquired:
Class A	(56,039,573)	(56,039,573)	(115,783,761)	(115,783,761)
Class Y	(18,256,573)	(18,256,573)	(32,646,473)	(32,646,473)
Investor Class	(6,763,165)	(6,763,165)	(15,092,181)	(15,092,181)
Net increase (decrease) in share activity	(49,007,823)	$(49,007,823)	55,069,194	$55,069,194

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13                         Invesco Tax-Exempt Cash Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Class A
Six months ended 08/31/14	$1.00	$0.00	$—	$0.00	$(0.00)	$1.00	0.00%	$39,820	0.08	%(c)	0.75	%(c)	0.01	%(c)
Year ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	81,583	0.04		0.74		0.08
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	29,103	0.08		0.79		0.14
Year ended 02/29/12	1.00	0.00	—	0.00	(0.00)	1.00	0.05	31,831	0.17		0.89		0.05
Year ended 02/28/11	1.00	0.00	—	0.00	(0.00)	1.00	0.05	36,425	0.29		0.82		0.05
Eleven months ended 02/28/10	1.00	0.00	—	0.00	(0.00)	1.00	0.07	19,008	0.36	(d)	1.07	(d)	0.08	(d)
Year ended 03/31/09	1.00	0.01	—	0.01	(0.01)	1.00	1.06	18,838	0.98		1.18		1.05
Class Y
Six months ended 08/31/14	1.00	0.00	—	0.00	(0.00)	1.00	0.00	9,742	0.08	(c)	0.65	(c)	0.01	(c)
Year ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	10,991	0.04		0.64		0.08
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	18,735	0.08		0.69		0.14
Year ended 02/29/12	1.00	0.00	—	0.00	(0.00)	1.00	0.05	12,459	0.17		0.79		0.05
Year ended 02/28/11	1.00	0.00	—	0.00	(0.00)	1.00	0.05	12,464	0.29		0.72		0.05
Eleven months ended 02/28/10	1.00	0.00	—	0.00	(0.00)	1.00	0.07	16,782	0.36	(d)	0.93	(d)	0.08	(d)
Year ended 03/31/09(e)	1.00	0.00	—	0.00	(0.00)	1.00	0.27	11,169	0.94	(d)	1.01	(d)	1.09	(d)
Investor Class
Six months ended 08/31/14	1.00	0.00	—	0.00	(0.00)	1.00	0.00	12,973	0.08	(c)	0.65	(c)	0.01	(c)
Year ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	18,969	0.04		0.64		0.08
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	8,636	0.08		0.69		0.14
Year ended 02/29/12	1.00	0.00	—	0.00	(0.00)	1.00	0.05	9,521	0.17		0.79		0.05
Year ended 02/28/11	1.00	0.00	—	0.00	(0.00)	1.00	0.05	9,762	0.29		0.72		0.05
Eleven months ended 02/28/10	1.00	0.00	—	0.00	(0.00)	1.00	0.07	11,960	0.36	(d)	0.93	(d)	0.08	(d)
Year ended 03/31/09	1.00	0.01	—	0.01	(0.01)	1.00	1.14	12,647	0.90		0.93		1.13

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $53,755, $10,262 and $15,144 for Class A, Class Y and Investor Class shares, respectively.
(d)	Annualized.
(e)	Commencement date of October 3, 2008.

14                         Invesco Tax-Exempt Cash Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2014 through August 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,000.00	$0.40	$1,024.80	$0.41	0.08%
Y	1,000.00	1,000.00	0.40	1,024.80	0.41	0.08
Investor	1,000.00	1,000.00	0.40	1,024.80	0.41	0.08

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2014 through August 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

15                         Invesco Tax-Exempt Cash Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Tax-Exempt Cash Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three, and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

16                         Invesco Tax-Exempt Cash Fund

C.	Advisory and Sub-Advisory Fee

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that in the current low interest rate environment, Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

17                         Invesco Tax-Exempt Cash Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	TEC-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2014

Invesco Tax-Free Intermediate Fund

Nasdaq:

A: ATFAX  ■  A2: AITFX  ■  C: ATFCX  ■  Y: ATFYX  ■  R5: ATFIX

2 Fund Performance

4 Letters to Shareholders

5 Schedule of Investments

27 Financial Statements

29 Notes to Financial Statements

34 Financial Highlights

35 Fund Expenses

36 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/14 to 8/31/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.94%
Class A2 Share	2.07
Class C Shares	1.57
Class Y Shares	2.16
Class R5 Shares	2.08
S&P Municipal Bond Index▼ (Broad Market Index)*	4.21
Barclays Municipal Bond Index▼ (Former Broad Market Index)*	4.19
S&P Municipal Bond Investment Grade Short Intermediate Index▼ (Style-Specific Index)*	1.19
Bank of America Merrill Lynch 3-7 Year Municipal Index▼ (Former Style-Specific Index)*	1.23
Lipper Intermediate Municipal Debt Funds Index■ (Peer Group Index)	2.88

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

*	The Fund has elected to use the S&P Municipal Bond Index to represent its broad market index rather than the Barclays Municipal Bond Index because the S&P Municipal Bond Index more closely reflects the performance of the types of securities in which the Fund invests. The Fund has elected to use the S&P Municipal Bond Investment Grade Short Intermediate Index to represent its style specific index rather than the Bank of America Merrill Lynch 3-7 Year Municipal Index because the S&P Municipal Bond Investment Grade Short Intermediate Index more closely reflects the performance of the types of securities in which the Fund invests.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

    The S&P Municipal Bond Investment Grade Short Intermediate Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of one year and a maximum of eight years.

    The Bank of America Merrill Lynch 3-7 Year Municipal Index is an unmanaged index comprising bonds with outstanding par of at least $25 million and maturities of three to seven years.

    The Lipper Intermediate Municipal Debt Funds Index is an unmanaged index considered representative of intermediate municipal debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Tax-Free Intermediate Fund

Average Annual Total Returns

As of 8/31/14, including maximum applicable

sales charges

Class A Shares
Inception (10/31/02)	3.55%
10 Years	3.57
5 Years	3.82
1 Year	3.05

Class A2 Shares
Inception (5/11/87)	5.21%
10 Years	4.00
5 Years	4.40
1 Year	4.93

Class C Shares
10 Years	3.07%
5 Years	3.55
1 Year	3.90

Class Y Shares
10 Years	4.10%
5 Years	4.61
1 Year	6.04

Class R5 Shares
Inception (7/30/04)	4.20%
10 Years	4.10
5 Years	4.61
1 Year	5.97

Class C shares incepted on June 28, 2013. Performance shown prior to that date is that of Class A2 shares, restated to reflect the higher 12b-1 fees applicable to Class C shares. Class A2 share performance reflects any applicable fee waivers or expense reimbursements.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares. Class A2 share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum applicable sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate

Average Annual Total Returns

As of 6/30/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (10/31/02)	3.54%
10 Years	3.72
5 Years	4.12
1 Year	1.40

Class A2 Shares
Inception (5/11/87)	5.21%
10 Years	4.15
5 Years	4.70
1 Year	3.14

Class C Shares
10 Years	3.21%
5 Years	3.85
1 Year	2.09

Class Y Shares
10 Years	4.24%
5 Years	4.91
1 Year	4.22

Class R5 Shares
10 Years	4.23%
5 Years	4.92
1 Year	4.23

so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A2, Class C, Class Y and Class R5 shares was 0.62%, 0.37%, 1.38%, 0.37% and 0.36%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 2.50% sales charge. Class A2 share performance reflects the maximum 1.00% sales charge. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3                         Invesco Tax-Free Intermediate Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

    Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

    After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Tax-Free Intermediate Fund

Schedule of Investments

August 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.73%
Alabama–2.43%
Alabama (State of) 21st Century Authority; Series 2012 A, Tobacco Settlement RB	5.00%	06/01/19	$1,750	$2,031,242
Alabama (State of) Public School & College Authority;
Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/15	1,000	1,032,980
Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/18	1,000	1,152,810
Birmingham (City of) Airport Authority;
Series 2003 A, Ref. RB (INS–AGM)(a)	4.00%	07/01/15	1,930	1,978,964
Series 2003 A, Ref. RB (INS–AGM)(a)	4.00%	07/01/16	2,335	2,454,622
Series 2003 A, Ref. RB (INS–AGM)(a)	4.00%	07/01/17	2,465	2,640,237
Series 2003 A, Ref. RB (INS–AGM)(a)	4.00%	07/01/18	1,985	2,157,417
Series 2003 A, Ref. RB (INS–AGM)(a)	4.00%	07/01/19	1,410	1,545,219
Series 2003 A, Ref. RB (INS–AGM)(a)	4.50%	07/01/20	1,375	1,522,070
Birmingham (City of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2006 C-1, RB(b)	4.10%	11/03/16	2,000	2,152,740
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative);
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS–AGC)(a)	4.25%	08/01/18	3,540	3,971,668
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS–AGC)(a)	4.25%	08/01/19	3,535	4,018,800
Huntsville (City of) Health Care Authority;
Series 2010 A, RB	4.50%	06/01/15	1,970	2,025,278
Series 2010 A, RB	5.00%	06/01/18	2,740	3,081,377
Mobile (City of) Industrial Development Board (Alabama Power Co.–Barry Plant); Series 2007 C, PCR(b)	5.00%	03/19/15	2,150	2,201,600
				33,967,024

Alaska–0.62%
Alaska (State of) Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation);
Series 2004 A, RB (INS–AGM)(a)	5.13%	04/01/19	1,000	1,161,140
Series 2009 C, Ref. RB	4.25%	04/01/15	1,025	1,048,739
Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. Revolving Fund RB	5.25%	04/01/21	765	910,327
Alaska (State of) International Airports System; Series 2006 B, RB (INS–NATL)(a)	5.00%	10/01/27	1,135	1,227,934
Alaska (State of) Municipal Bond Bank Authority; Series 2009 1, RB	5.63%	09/01/29	250	287,542
North Slope (Borough of); Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/19	1,000	1,200,680
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS–AGC)(a)	5.13%	06/01/24	650	738,296
Valdez (City of) (BP Pipelines); Series 2003 B, Ref. Marine Terminal RB	5.00%	01/01/21	1,800	2,135,844
				8,710,502

Arizona–1.76%
Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO Bonds (INS–AGC)(a)	4.00%	07/01/18	1,250	1,378,187
Arizona (State of);
Series 2010 A, COP (INS–AGM)(a)	5.00%	10/01/14	3,000	3,013,080
Series 2010 A, COP (INS–AGM)(a)	5.00%	10/01/15	2,000	2,105,140
Series 2010 A, COP (INS–AGM)(a)	5.00%	10/01/16	3,000	3,284,460
Series 2010 A, COP (INS–AGM)(a)	5.00%	10/01/18	2,000	2,314,900
Series 2010 A, COP (INS–AGM)(a)	5.00%	10/01/19	1,000	1,178,890
Series 2010 B, COP (INS–AGM)(a)	5.00%	10/01/21	2,000	2,316,040
Series 2010 B, COP (INS–AGM)(a)	5.00%	10/01/22	2,000	2,290,120
Series 2010 B, COP (INS–AGM)(a)	5.00%	10/01/23	2,000	2,272,100
Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO Bonds (INS–AGC)(a)	5.00%	07/01/23	1,500	1,735,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of); Series 2010, COP	3.50%	06/01/15	$1,200	$1,230,780
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/19	500	574,520
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS–SGI)(a)	5.00%	07/01/24	750	815,708
				24,509,575

California–8.11%
Albany Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS–AGC)(a)	5.00%	08/01/25	1,520	1,754,186
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax GO Bonds (INS–AGC)(a)	5.25%	08/01/28	1,350	1,491,588
Association of Bay Area Governments Finance Authority for Non-profit Corps. (Casa de las Campanas, Inc.); Series 2010, RB (INS–Cal-Mortgage)(a)	4.00%	09/01/15	345	355,799
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2011, Ref. RB	5.00%	08/15/15	1,000	1,047,060
California (State of) Health Facilities Financing Authority (St. Joseph Health System);
Series 2009 C, Ref. RB(b)	5.00%	10/16/14	3,125	3,144,844
Series 2009 D, Ref. RB(b)	5.00%	10/18/16	6,000	6,576,060
California (State of) Health Facilities Financing Authority (The Episcopal Home);
Series 2010 B, RB(c)	5.10%	02/01/19	620	685,243
Series 2010 B, RB(b)(c)	5.50%	02/01/20	1,250	1,518,612
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2013 B-3, TEMPS-40SM RB	2.10%	10/01/19	2,250	2,250,877
California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2008 A, RB (INS–Cal-Mortgage)(a)	5.00%	08/15/17	385	428,513
Series 2008 A, RB (INS–Cal-Mortgage)(a)	5.25%	08/15/19	325	371,836
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2007 B, RB(b)(c)	5.05%	10/01/18	1,500	1,760,880
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB(b)(d)	1.00%	05/01/17	6,000	6,000,000
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/20	1,900	2,275,630
Series 2011, Ref. Unlimited Tax GO Bonds	5.00%	09/01/17	2,000	2,263,940
Series 2012 A, Ref. Floating Rate Unlimited Tax GO Bonds(b)(d)	0.73%	05/01/15	3,000	3,000,000
Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds(d)	1.05%	05/01/19	4,000	4,000,000
Chula Vista (City of) (San Diego Gas & Electric Co.); Series 2006 A, Ref. IDR	1.65%	07/01/18	3,000	3,025,140
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(e)	0.00%	08/01/21	1,500	1,266,900
Fresno (City of); Series 2008 A, Sewer System RB (INS–AGC)(a)	5.00%	09/01/25	2,040	2,328,803
Hayward Unified School District (Election of 2008);
Series 2010 A, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(e)	0.00%	08/01/17	1,000	958,330
Series 2010 A, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(e)	0.00%	08/01/20	1,000	872,650
Inland Valley Development Agency;
Series 2011 B, Tax Allocation RB(b)(c)	4.25%	03/01/15	2,500	2,552,325
Series 2011 C, Tax Allocation RB(b)(c)	4.50%	03/01/16	2,500	2,659,125
Irvine (City of) (Reassessment District No. 13-1);
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/17	575	619,344
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/18	450	488,768
Irvine (City of) Public Facilities & Infrastructure Authority; Series 2012 A, Special Assessment RB	3.00%	09/02/14	445	445,085
Lake Tahoe Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	08/01/24	1,000	1,147,710
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2008 C, Sub. RB	5.00%	05/15/28	1,000	1,127,580
Series 2009 A, Sr. RB	5.25%	05/15/29	1,000	1,167,020
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/21	2,000	2,448,300
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/26	670	787,203

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Monterey (County of) (2009 Refinancing);
Series 2009, COP (INS–AGM)(a)	5.00%	08/01/16	$1,000	$1,081,180
Series 2009, COP (INS–AGM)(a)	5.00%	08/01/19	2,360	2,736,255
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/21	1,155	1,309,712
New Haven Unified School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS–AGC)(a)	5.00%	08/01/20	2,530	2,948,943
Northern California Power Agency;
Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/16	1,000	1,065,970
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/20	1,000	1,163,510
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/21	1,000	1,144,110
Rowland Unified School District (Election of 2006); Series 2009 B, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/23	1,300	994,214
Sacramento (County of);
Series 2009 B, Sr. Airport System RB	5.00%	07/01/18	1,000	1,141,530
Series 2009 D, Sub. & Passenger Facility Charge Grant Airport System RB (INS–AGC)(a)	5.13%	07/01/25	1,500	1,712,280
Series 2010, Ref. COP	5.00%	02/01/16	4,665	4,940,701
Series 2010, Ref. COP	5.00%	02/01/17	4,000	4,334,320
Series 2010, Ref. COP	5.25%	02/01/18	3,000	3,384,180
Series 2010, Ref. COP	5.25%	02/01/19	1,500	1,704,375
Series 2010, Sr. Airport System RB	5.00%	07/01/23	500	577,200
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	5.50%	05/01/26	2,000	2,369,320
San Francisco (City & County of) Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, Tax Allocation RB	5.00%	08/01/20	125	144,973
Series 2014 A, Tax Allocation RB	5.00%	08/01/21	150	174,174
San Pablo (City of) Successor Agency to the Redevelopment Agency; Series 2014 A, Ref. Tax Allocation RB (INS–AGM)(a)	4.00%	06/15/18	450	498,829
Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS–NATL)(a)	4.38%	01/01/24	1,000	1,048,370
Torrance Unified School District (Election of 2008-Measure Z);
Series 2009 B-1, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/22	1,900	1,551,312
Series 2009 B-1, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/23	2,000	1,570,460
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS–AGM)(a)(b)	3.20%	06/01/20	4,355	4,358,658
Val Verde Unified School District; Series 2009 A, Ref. COP (INS–AGC)(a)	5.00%	03/01/29	2,040	2,171,335
Vernon (City of);
Series 2009 A, Electric System RB	5.13%	08/01/21	4,600	5,201,818
Series 2009 A, Electric System RB	5.50%	08/01/15	625	653,287
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/27	1,000	1,335,390
West Sacramento (City of) Area Flood Control Agency; Series 2008, Special Assessment RB	5.13%	09/01/23	1,075	1,125,880
				113,261,637

Colorado–1.18%
Aurora (City of) (The Children’s Hospital Association); Series 2004 D, Hospital RB (INS–AGM)(a)	5.00%	12/01/20	1,000	1,130,910
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	6.75%	12/01/23	760	845,181
Colorado (State of) Health Facilities Authority (North Colorado Medical Center, Inc.);
Series 2003 A, Hospital RB (INS–AGM)(a)	5.00%	05/15/15	1,000	1,034,240
Series 2003 A, Hospital RB (INS–AGM)(a)	5.25%	05/15/26	1,000	1,106,490
Colorado (State of) Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/19	2,795	3,235,632
Colorado School of Mines Board of Trustees; Series 2009, Ref. & Improvement Enterprise RB (CEP–Colorado Higher Education Intercept Program)(b)(c)	5.00%	12/01/18	160	187,141
Denver School District No. 1; Series 2009 A, Unlimited Tax GO Bonds	5.00%	12/01/28	1,000	1,152,690
Glenwood Springs (City of);
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/14	1,005	1,007,432
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/15	1,000	1,028,830

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Northern Colorado Water Conservancy District; Series 2007 J, Ref. RB (INS–AMBAC)(a)	5.00%	12/01/14	$1,300	$1,315,951
Public Authority for Colorado Energy;
Series 2008, Natural Gas Purchase RB	6.13%	11/15/23	1,525	1,907,378
Series 2008, Natural Gas Purchase RB	6.25%	11/15/28	2,000	2,554,460
				16,506,335

Connecticut–2.51%
Connecticut (State of) (Transportation Infrastructure); Series 2009 A, Special Tax Obligation RB	5.00%	12/01/16	2,000	2,208,420
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	4.00%	07/01/23	1,500	1,614,705
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB (INS–AGM)(a)	4.00%	07/01/22	2,590	2,881,608
Connecticut (State of) Health & Educational Facility Authority (Yale New Haven Health); Series 2014 B, Floating Rate RB(b)(d)	0.65%	07/01/19	9,000	9,000,000
Connecticut (State of);
Series 2013 A, Floating Rate Unlimited Tax GO Bonds(d)	0.60%	03/01/19	2,000	2,000,000
Series 2014 C, Ref. Unlimited Tax GO Bonds	5.00%	06/15/18	7,000	8,076,180
Series 2014 C, Ref. Unlimited Tax GO Bonds	5.00%	12/15/18	7,000	8,172,850
New Haven (City of) Solid Waste & Recycling Authority; Series 2008, RB	5.13%	06/01/23	1,000	1,106,120
				35,059,883

Delaware–0.20%
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center);
Series 2009 A, RB	4.05%	07/01/22	1,000	1,061,300
Series 2009 A, RB	5.00%	07/01/18	1,540	1,734,779
				2,796,079

District of Columbia–0.77%
District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	4.75%	03/01/17	2,035	2,097,475
District of Columbia (Georgetown University);
Series 2001 C, University RB(b)	5.25%	04/01/23	2,000	2,278,480
Series 2009 A, Ref. University RB	5.00%	04/01/15	2,000	2,055,620
Series 2011, University RB(b)	5.00%	04/01/21	2,055	2,370,730
District of Columbia; Series 2011 E, Ref. Income Tax Sec. Floating Rate RB(d)	0.65%	12/01/15	2,000	2,000,000
				10,802,305

Florida–4.77%
Broward (County of); Series 2009 O, Ref. Airport System RB	5.00%	10/01/14	1,490	1,496,526
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	1,000	1,175,240
Citizens Property Insurance Corp. (High Risk Account);
Series 2009 A-1, Sr. Sec. RB (INS–AGC)(a)	5.00%	06/01/16	2,000	2,159,840
Series 2010 A-1, Sr. Sec. RB (INS–AGM)(a)	5.00%	06/01/17	2,000	2,236,600
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/22	8,000	9,513,120
Escambia (County of) (Gulf Power Co.); Series 1997, Ref. PCR(b)	2.10%	04/11/19	2,000	2,000,000
Florida (State of) Board of Education;
Series 2009 A, Lottery RB	5.00%	07/01/23	2,000	2,303,300
Series 2009 A, Lottery RB	5.25%	07/01/24	1,715	1,991,115
Florida (State of) Department of Education; Series 2006 A, Community College Capital Improvement RB (INS–NATL)(a)	5.00%	07/01/18	1,335	1,455,283
Florida (State of) Municipal Power Agency (St. Lucie);
Series 2011 A, RB	4.00%	10/01/16	500	535,395
Series 2011 A, RB	4.00%	04/01/17	500	541,855
Florida Hurricane Catastrophe Fund Finance Corp.; Series 2010 A, RB(c)	5.00%	07/01/15	5,250	5,460,892
Gulf Breeze (City of) (2010 A Loan Program–Loans to City of Pensacola);
Series 2010 A, Capital Funding RB (INS–AGM)(a)	5.00%	10/01/15	1,590	1,670,454
Series 2010 A, Capital Funding RB (INS–AGM)(a)	5.00%	10/01/16	1,495	1,628,055

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Gulf Breeze (City of) (Local Government Loan Program); Series 1985 J, RB(f)	4.50%	12/01/20	$3,050	$3,459,645
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2005 I, Hospital RB	4.50%	11/15/15	2,000	2,102,780
Series 2005 I, Hospital RB	5.00%	11/15/16	2,000	2,199,740
Kissimmee (City of) Utility Authority;
Series 2003, Ref. Electric System RB (INS–AGM)(a)	5.00%	10/01/17	1,900	2,135,201
Series 2003, Ref. Electric System RB (INS–AGM)(a)	5.25%	10/01/15	1,500	1,579,035
Series 2003, Ref. Electric System RB (INS–AGM)(a)	5.25%	10/01/16	1,500	1,641,765
Lakeland (City of) (Lakeland Regional Health Systems); Series 2011, Ref. Hospital System RB	4.00%	11/15/14	585	589,657
Miami (City of) (Homeland Defense); Series 2007, Ref. Limited Tax GO Bonds (INS–AGM)(a)	5.00%	01/01/16	1,000	1,054,220
Miami (City of);
Series 1998, Ref. Parking System RB (INS–NATL)(a)	5.25%	10/01/15	450	460,998
Series 2009, Ref. Parking System RB (INS–AGC)(a)	5.00%	10/01/28	750	809,805
Miami-Dade (County of) (Double-Barreled Aviation); Series 2010, Unlimited Tax GO Bonds	5.00%	07/01/17	500	561,150
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS–AGC)(a)	5.00%	06/01/18	1,000	1,133,660
Series 2009, Public Facilities RB (INS–AGC)(a)	5.50%	06/01/29	2,455	2,708,970
Miami-Dade (County of) (Miami International Airport);
Series 2009 A, Aviation RB (INS–AGC)(a)	5.00%	10/01/27	120	136,302
Series 2009 B, Aviation RB (INS–AGC)(a)	5.00%	10/01/26	1,000	1,135,850
Series 2009 B, Aviation RB (INS–AGC)(a)	5.00%	10/01/29	1,000	1,120,930
Miami-Dade (County of);
Series 2008 C, Ref. Water & Sewer System RB (INS–BHAC)(a)	5.00%	10/01/24	1,500	1,705,560
Series 2008 C, Ref. Water & Sewer System RB (INS–BHAC)(a)	5.13%	10/01/25	1,525	1,736,960
Series 2008 C, Ref. Water & Sewer System RB (INS–BHAC)(a)	5.50%	10/01/20	1,500	1,724,040
Orange (County of) Health Facilities Authority (Orlando Health, Inc.); Series 2009, Hospital RB	5.00%	10/01/14	1,085	1,089,666
Pasco (County of); Series 2009 A, Water & Sewer RB	5.00%	10/01/16	750	822,353
Port St. Lucie (City of) (Municipal Complex); Series 2008, Ref. Master Lease Project COP (INS–AGC)(a)	6.25%	09/01/27	500	571,930
Volusia (County of) School Board; Series 2011, Ref. Sales Tax RB (INS–AGM)(a)	5.00%	10/01/14	2,000	2,007,260
				66,655,152

Georgia–4.20%
Atlanta (City of);
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	4.13%	11/01/19	970	1,106,508
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.00%	11/01/17	1,500	1,704,075
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.00%	11/01/20	1,500	1,734,090
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.00%	11/01/21	1,500	1,711,425
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.25%	11/01/27	2,000	2,448,620
Burke (County of) Development Authority (Georgia Power Co. Plant Vogtle);
Series 1994, PCR(b)	2.20%	04/02/19	1,000	1,020,640
Series 1994, PCR(b)	2.20%	04/02/19	4,000	4,082,560
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR(b)	2.40%	04/01/20	2,000	2,023,240
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	5.25%	09/01/20	2,440	2,737,046
Fayette (County of) Hospital Authority (Fayette Community Hospital);
Series 2009 A, RAC	4.38%	06/15/20	2,500	2,775,300
Series 2009 A, RAC	4.50%	06/15/21	2,500	2,747,550
Fulton (County of) Development Authority (Catholic Health East); Series 2010, Health System RB(c)	4.00%	11/15/16	2,460	2,657,735
Fulton (County of) Development Authority (Piedmont Healthcare, Inc.); Series 2009 A, RB	5.00%	06/15/29	2,830	3,105,415
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2012, Retirement Community RB	5.00%	11/15/22	2,000	2,269,640
Gainesville (City of) & Hall (County of) Hospital Authority (Northeast Georgia Health System, Inc.); Series 2010 A, RAC	5.00%	02/15/16	1,245	1,315,741
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System);
Series 2008 A, RAC	5.00%	08/01/20	1,000	1,097,640
Series 2008 A, RAC	5.25%	08/01/23	1,000	1,091,390

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS–AGM)(a)	5.25%	07/01/29	$2,000	$2,200,260
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.);
Series 2009, RAC	4.00%	08/01/19	635	705,942
Series 2009, RAC	5.00%	08/01/24	1,260	1,432,759
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.);
Series 2010, RAC (INS–AGM)(a)	3.50%	08/01/20	2,000	2,153,120
Series 2010, RAC (INS–AGM)(a)	5.00%	08/01/21	1,500	1,712,535
Monroe (County of) Development Authority (Georgia Power Company Plant Sherer); Series 1995, Pollution Control RB(b)	2.00%	06/13/19	3,500	3,558,100
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	4.00%	10/01/14	585	586,474
Series 2012 A, RB	4.00%	10/01/16	1,660	1,746,054
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	2,500	2,716,525
South Regional Joint Development Authority (Valdosta State University Parking & Health Center);
Series 2007, RB (INS–SGI)(a)	5.00%	08/01/20	1,385	1,528,763
Series 2007, RB (INS–SGI)(a)	5.00%	08/01/21	1,490	1,678,843
Series 2007, RB (INS–SGI)(a)	5.00%	08/01/22	605	681,678
Valdosta (City of) & Lowndes (County of) Hospital Authority (South Medical Center); Series 2011 B, RB	5.00%	10/01/24	2,000	2,285,220
				58,614,888

Guam–0.61%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.00%	12/01/15	1,085	1,132,078
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS–AGM)(a)	5.00%	10/01/19	1,000	1,159,930
Series 2012 A, Ref. RB (INS–AGM)(a)	5.00%	10/01/20	1,595	1,864,491
Series 2012 A, Ref. RB (INS–AGM)(a)	5.00%	10/01/24	2,250	2,623,725
Series 2012 A, Ref. RB (INS–AGM)(a)	5.00%	10/01/25	1,500	1,740,285
				8,520,509

Idaho–0.62%
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/19	1,000	1,164,010
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, Grant & RAB	5.25%	07/15/25	500	571,940
Idaho (State of) Housing & Finance Association;
Series 2008 D, Class III, Single Family Mortgage RB	5.35%	01/01/29	240	245,160
Series 2009 B, Class III, Single Family Mortgage RB	5.65%	07/01/26	220	231,708
Regents of the University of Idaho;
Series 2007 B, General RB (INS–AGM)(a)(b)	4.50%	04/01/18	1,760	1,945,768
Series 2011, Ref. General RB(b)	5.25%	04/01/21	3,850	4,522,749
				8,681,335

Illinois–5.55%
Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	01/01/23	1,260	1,402,808
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/25	1,145	1,268,855
Chicago (City of) (Midway Airport);
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/20	2,000	2,340,460
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/19	400	462,692
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/20	500	585,115
Chicago (City of) (O’Hare International Airport);
Series 2008 A, Ref. Passenger Facility Charge RB (INS–AGM)(a)	5.00%	01/01/16	1,400	1,487,360
Series 2010 C, Third Lien General Airport RB (INS–AGC)(a)	5.25%	01/01/21	1,025	1,193,141
Chicago (City of) Board of Education; Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds(b)(d)	0.88%	06/02/18	10,000	9,731,600
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008 A, Capital Grant Receipts RB (INS–AGC)(a)	5.25%	06/01/23	2,500	2,749,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Cook (County of);
Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	11/15/19	$2,015	$2,328,635
Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/20	5,150	5,860,288
Cook County School District No. 144 (Prairie Hills);
Series 2010 A, School Limited Tax GO Bonds(c)	4.00%	12/01/16	870	938,948
Series 2010 A, School Limited Tax GO Bonds(c)	4.25%	12/01/20	555	644,472
DeKalb County Community Unit School District No. 428;
Series 2010, School Building Unlimited Tax CAB GO Bonds(e)	0.00%	01/01/19	1,000	921,230
Series 2010, School Building Unlimited Tax CAB GO Bonds(e)	0.00%	01/01/20	1,000	887,400
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2010 D, Ref. RB	5.00%	04/01/20	1,200	1,379,532
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/18	465	520,270
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2009 A, RB(b)(c)	7.00%	11/17/14	1,000	1,014,890
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB (INS–AGM)(a)	5.00%	05/15/17	2,000	2,165,160
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.);
Series 2005, RB (INS–AGM)(a)	5.25%	03/01/22	1,275	1,466,594
Series 2005, RB (INS–AGM)(a)	5.25%	03/01/23	1,500	1,712,775
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2009 C, RB	5.25%	08/15/29	2,015	2,022,052
Illinois (State of);
Series 2010, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	01/01/16	1,000	1,056,300
Series 2010, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	01/01/17	800	869,800
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/24	2,000	2,187,480
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/25	2,000	2,173,140
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/21	2,500	2,798,025
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/20	2,500	2,798,500
Joliet (City of); Series 2012, Ref. Waterworks & Sewage RB	4.00%	01/01/15	1,000	1,012,330
Kane & DeKalb Counties Community Unit School District No. 302 (Kaneland); Series 2008, School Building Unlimited Tax GO Bonds (INS–AGM)(a)	5.50%	02/01/28	1,500	1,593,300
Kendall (County of) Forest Preserve District; Series 2007, Unlimited Tax GO Bonds (INS–NATL)(a)	5.25%	01/01/23	4,000	4,506,840
Kendall, Kane & Will Counties Community Unit School District No. 308;
Series 2007, Unlimited Tax GO Bonds (INS–AGC)(a)	5.00%	02/01/23	5,795	6,325,764
Series 2007 A, Ref. Unlimited Tax GO Bonds (INS–NATL)(a)	4.38%	10/01/21	1,020	1,108,607
Northern Illinois Municipal Power Agency (Prairie State Power); Series 2007 A, RB (INS–NATL)(a)	5.00%	01/01/19	1,000	1,110,960
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,000	1,175,930
St. Clair (County of) (Alternative Revenue Source);
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/19	1,000	1,172,710
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/21	1,480	1,684,950
Will County Community Unit School District No. 365 (Valley View); Series 2011 B, Ref. Unlimited Tax GO Bonds	5.00%	11/01/17	1,060	1,193,518
Will, Grundy, Etc. Counties Community College District No. 525 (Joliet Junior College);
Series 2008, Unlimited Tax GO Bonds(b)(c)	5.75%	06/01/18	240	283,714
Series 2008, Unlimited Tax GO Bonds	5.75%	06/01/27	1,195	1,344,841
				77,480,636

Indiana–0.86%
Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB	5.00%	07/15/22	1,000	1,128,280
Indiana (State of) Finance Authority (CWA Authority);
Series 2014-A, First Lien Wastewater Utility RB	5.00%	10/01/18	410	474,731
Series 2014-A, First Lien Wastewater Utility RB	5.00%	10/01/19	335	395,652
Indiana (State of) Municipal Power Agency;
Series 2011 A, Power Supply System RB	5.00%	01/01/21	250	295,662
Series 2011 A, Power Supply System RB	5.00%	01/01/22	250	296,217
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS–AGC)(a)	5.25%	01/01/29	1,040	1,171,695
Monroe County Community 1996 School Building Corp.; Series 2008, First Mortgage RB (INS–AGM)(a)	5.13%	01/15/24	2,285	2,626,105
Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment Allocation RB (INS–AGC)(a)	5.00%	01/15/22	2,470	2,649,767

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Rockport (City of) (Indiana Michigan Power Co.); Series 2009 A, Ref. PCR(b)	1.75%	06/01/18	$2,500	$2,511,750
University of Southern Indiana; Series 2009 J, Student Fee RB (INS–AGC)(a)	5.00%	10/01/23	400	447,852
				11,997,711

Iowa–1.46%
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.38%	06/15/28	1,825	1,999,963
Iowa (State of) Finance Authority (Iowa Health System);
Series 2005 A, Health Facilities RB (INS–AGC)(a)	5.00%	02/15/18	1,000	1,132,640
Series 2005 A, Health Facilities RB (INS–AGC)(a)	5.00%	02/15/19	500	576,995
Iowa Student Loan Liquidity Corp.;
Series 2009 1, RB	5.00%	12/01/15	2,500	2,627,375
Series 2009 1, RB	5.00%	12/01/16	2,525	2,744,826
Series 2009 1, RB	5.25%	12/01/17	2,500	2,804,050
Series 2009 1, RB	5.25%	12/01/18	2,500	2,859,075
Series 2009 2, RB	5.40%	12/01/23	2,500	2,722,950
Series 2009 3, RB	5.00%	12/01/19	2,500	2,867,800
				20,335,674

Kansas–0.49%
Dodge City (City of); Series 2009, Sales Tax RB (INS–AGC)(a)	5.00%	06/01/21	1,000	1,158,680
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2009 C, Hospital RB	5.00%	11/15/16	1,000	1,098,470
Series 2009 D, Hospital RB	5.00%	11/15/24	1,585	1,770,160
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/24	500	560,100
Wyandotte (County of) & Kansas City (City of) Unified Government;
Series 2014 A, Ref. & Improvement Utility System RB	4.00%	09/01/17	1,000	1,096,030
Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/21	1,000	1,191,470
				6,874,910

Kentucky–3.18%
Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2006, Ref. Hospital RB (INS–AGC)(a)	5.25%	02/01/28	1,030	1,085,249
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS–AGC)(a)	5.75%	12/01/28	550	595,276
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010-A, Hospital RB	5.00%	06/01/19	2,950	3,372,499
Kentucky (State of) Municipal Power Agency (Prairie State);
Series 2010 A, Power System RB (INS–AGM)(a)	4.00%	09/01/16	800	852,896
Series 2010 A, Power System RB (INS–AGM)(a)	5.00%	09/01/21	5,860	6,787,228
Series 2010 A, Power System RB (INS–AGM)(a)	5.00%	09/01/22	4,560	5,224,392
Series 2010 A, Power System RB (INS–AGM)(a)	5.00%	09/01/23	1,000	1,136,510
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, Sub. Toll Revenue BAN	5.00%	07/01/17	5,000	5,553,150
Louisville (City of) & Jefferson (County of) Metropolitan Government (Louisville Gas & Electric Co.); Series 2005 A, PCR(b)	2.20%	08/01/19	3,000	3,085,980
Louisville (City of) & Jefferson (County of) Metropolitan Sewer District;
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/15	2,500	2,586,650
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/20	10,000	11,816,000
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS–AGC)(a)	5.00%	10/01/24	2,000	2,256,340
				44,352,170

Louisiana–3.88%
Greater New Orleans Expressway Commission; Series 2009, Ref. RB (INS–AGC)(a)	2.75%	11/01/14	600	602,478
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, Hospital RB (INS–AGM)(a)	5.25%	01/01/28	1,000	1,097,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, Power RB	5.00%	01/01/21	$1,100	$1,282,336
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (BRCC Facilities Corp.);
Series 2011, Ref. RB (INS–AGM)(a)	3.00%	12/01/15	1,750	1,808,712
Series 2011, Ref. RB (INS–AGM)(a)	4.00%	12/01/17	1,690	1,856,448
Series 2011, Ref. RB (INS–AGM)(a)	4.00%	12/01/18	1,775	1,962,884
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Caddo/Bossier Parishes Port Commission); Series 2010, Ref. RB (INS–AGM)(a)	4.00%	04/01/18	1,600	1,765,520
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles);
Series 2009, Ref. RB (INS–AGC)(a)	4.00%	04/01/16	1,435	1,508,171
Series 2009, Ref. RB (INS–AGC)(a)	4.00%	04/01/18	1,555	1,704,342
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, Ref. RB	5.00%	04/01/18	1,000	1,132,150
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corp.); Series 2009 B, RB (INS–AGC)(a)	5.00%	10/01/26	1,500	1,635,765
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS–AGC)(a)	5.00%	02/01/29	1,000	1,094,920
Louisiana (State of) Offshore Terminal Authority (Loop LCC); Series 2007 B-2A, Deepwater Port RB(b)	2.13%	10/01/15	1,000	1,013,460
Louisiana (State of) Public Facilities Authority (Black & Gold Facilities); Series 2007 A, RB (INS–AGC)(a)	5.00%	07/01/22	500	547,590
Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2008, Ref. RB(b)(c)	5.75%	07/01/15	90	94,212
Series 2008, Ref. RB (INS–AGC)(a)	5.75%	07/01/18	355	394,547
Series 2009, Ref. RB(c)	5.00%	07/01/15	375	390,191
Series 2009, Ref. RB	5.00%	07/01/15	625	647,056
Series 2009 A, Ref. RB	5.00%	07/01/16	1,000	1,073,260
Series 2009 A, Ref. RB	5.25%	07/01/20	1,000	1,171,930
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program); Series 2007, RB(b)(c)	5.00%	06/01/17	1,000	1,120,450
Louisiana (State of) Public Facilities Authority (Nineteenth Judicial District Court Building); Series 2007, RB (INS–NATL)(a)	4.50%	06/01/21	1,000	1,053,960
Louisiana Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS–AMBAC)(a)	5.00%	06/01/16	1,000	1,077,720
Series 2006 C-3, Assessment RB (INS–AGC)(a)	6.13%	06/01/25	1,550	1,809,656
New Orleans (City of) Aviation Board (Consolidated Rental Car);
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.00%	01/01/16	1,250	1,313,650
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.13%	01/01/17	1,730	1,875,441
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.25%	01/01/18	1,575	1,753,258
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.50%	01/01/19	1,100	1,258,477
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.75%	01/01/20	1,890	2,153,126
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	6.00%	01/01/25	1,000	1,143,250
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(a)	5.00%	01/01/19	500	573,575
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(a)	6.00%	01/01/23	1,025	1,183,701
New Orleans (City of);
Series 2009, Ref. Sewerage Service RB(b)(c)	6.25%	06/01/19	1,000	1,239,260
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/18	500	567,650
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/19	500	578,110
Series 2014, Ref. Water RB	5.00%	12/01/19	1,000	1,154,130
Plaquemines (Parish of) Law Enforcement District;
Series 2009, Limited Tax GO Bonds	4.00%	09/01/14	415	415,071
Series 2009, Limited Tax GO Bonds	4.50%	09/01/17	1,350	1,461,443
Terrebonne (Parish of) Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/20	1,000	1,087,160

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/19	$2,540	$2,896,235
Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/22	5,000	5,733,650
				54,232,465

Maine–0.41%
Lewiston (City of) (UBS Financial Services, Inc.);
Series 2008 B, Unlimited Tax GO School Bonds (INS–AGM)(a)	5.00%	12/15/19	750	825,900
Series 2008 B, Unlimited Tax GO School Bonds (INS–AGM)(a)	5.00%	12/15/20	870	957,566
Series 2008 B, Unlimited Tax GO School Bonds (INS–AGM)(a)	5.50%	12/15/23	950	1,053,094
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/22	300	349,602
Maine (State of) Housing Authority; Series 2009 B, Mortgage Purchase RB	5.00%	11/15/29	2,500	2,507,825
				5,693,987

Maryland–0.28%
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2008, RB	5.00%	07/01/18	1,000	1,103,960
Series 2008, RB (INS–AGC)(a)	5.00%	07/01/20	1,000	1,082,230
Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group); Series 2008 B, RB(b)	5.00%	05/15/15	715	740,290
Montgomery (County of) Housing Opportunities Commission; Series 2009 A, Single Family Mortgage RB	3.38%	07/01/16	1,000	1,049,920
				3,976,400

Massachusetts–1.12%
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligated Group); Series 2004 D, RB (INS–AGC)(a)	4.00%	11/15/17	730	798,058
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2010 A, RB(b)(c)	2.25%	09/01/16	920	954,408
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2009 A, RB (INS–AGC)(a)	5.00%	07/01/23	1,095	1,239,726
Massachusetts (State of) Development Finance Agency (Partners HealthCare System); Series 2014 M, Floating Rate RB(b)(d)	0.60%	01/30/18	8,865	8,865,000
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2009 A, Ref. RB	6.00%	07/01/24	1,500	1,767,660
Worcester (City of); Series 2009, Limited Tax GO Bonds (INS–AGC)(a)	4.00%	11/01/16	1,860	2,005,991
				15,630,843

Michigan–5.41%
Adrian City School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.50%	05/01/15	755	782,067
Battle Creek (City of);
Series 2008, Ref. Downtown Development Limited Tax GO Bonds(c)	5.00%	05/01/15	320	330,509
Series 2008, Ref. Downtown Development Limited Tax GO Bonds (INS–AMBAC)(a)	5.00%	05/01/15	790	814,356
Central Michigan University Board of Trustees; Series 2009, Ref. General RB	5.00%	10/01/14	1,510	1,516,266
Hastings Area School System; Series 2009, Ref. Unlimited Tax GO Bonds (INS–AGC)(a)	3.25%	05/01/15	1,475	1,499,455
Michigan (State of) Building Authority (Facilities Program);
Series 2009 I, Ref. RB (INS–AGC)(a)	5.00%	10/15/23	7,150	8,295,287
Series 2009 I, Ref. RB (INS–AGC)(a)	5.25%	10/15/24	1,040	1,216,509
Series 2009 II, RB	4.00%	10/15/15	1,000	1,042,490
Series 2009 II, RB	4.00%	10/15/16	1,950	2,093,598
Series 2009 II, RB (INS–AGM)(a)	5.00%	10/15/21	1,180	1,375,408
Series 2009 II, RB (INS–AGM)(a)	5.00%	10/15/22	520	605,233
Michigan (State of) Finance Authority (Detroit School District); Series 2014-E, State Aid RB	2.85%	08/20/15	5,100	5,099,949
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014-D-1, Ref. Local Government Loan Program RB (INS–AGM)(a)	5.00%	07/01/20	3,500	4,051,810
Series 2014-D-1, Ref. Local Government Loan Program RB (INS–AGM)(a)	5.00%	07/01/21	4,000	4,631,720
Series 2014-D-1, Ref. Local Government Loan Program RB (INS–AGM)(a)	5.00%	07/01/22	10,000	11,527,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Hospital Finance Authority (Henry Ford Health System);
Series 2009, Ref. RB	4.00%	11/15/14	$655	$659,127
Series 2009, Ref. RB	5.00%	11/15/19	1,500	1,686,795
Series 2009, Ref. RB	5.50%	11/15/18	1,000	1,136,530
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 A, Ref. RB	5.25%	05/15/18	1,100	1,260,193
Michigan (State of) Municipal Bond Authority (Local Government Loan Program);
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.00%	05/01/21	1,515	1,705,117
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.13%	05/01/23	300	333,702
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.25%	05/01/24	500	558,900
Series 2009 C, State Qualified School Limited Obligation Bonds (CEP–Michigan School Bond Loan Fund)	5.00%	05/01/15	1,850	1,906,240
Series 2009 C, State Qualified School Limited Obligation Bonds (CEP–Michigan School Bond Loan Fund)	5.00%	05/01/16	1,860	1,994,180
Michigan (State of);
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/19	3,000	3,562,440
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/23	1,500	1,716,015
Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group);
Series 2009 W, Ref. RB	5.00%	08/01/15	1,000	1,043,120
Series 2009 W, Ref. RB	5.25%	08/01/16	3,000	3,270,420
Series 2009 W, Ref. RB	5.25%	08/01/17	2,000	2,254,460
Series 2009 W, Ref. RB	5.50%	08/01/19	1,775	2,026,074
Southgate Community School District; Series 2005, Ref. Unlimited Tax GO Bonds (INS–NATL)(a)	5.00%	05/01/18	1,710	1,763,198
Wayne State University Board of Governors; Series 2009 A, Ref. General RB	5.00%	11/15/17	2,000	2,264,060
Ypsilanti School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS–AGC)(a)	5.00%	05/01/18	1,270	1,446,060
				75,468,288

Minnesota–1.94%
Duluth Independent School District No. 709; Series 2009 B, COP	4.00%	03/01/15	1,400	1,418,620
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Health Care);
Series 1995 B, Health Care RB (INS–AGM)(a)	5.00%	08/15/19	1,400	1,628,354
Series 1995 B, Health Care RB (INS–AGM)(a)	5.00%	08/15/21	1,350	1,580,391
Series 2010 A, Health Care Facilities RB	5.00%	08/15/20	730	865,408
Minneapolis & St. Paul (Cities of) Metropolitan Airports Commission;
Series 2007 B, Ref. Sub. RB (INS–NATL)(a)	5.00%	01/01/19	2,930	3,227,864
Series 2009 A, Ref. Sr. RB	4.00%	01/01/16	135	141,846
Series 2009 A, Ref. Sr. RB	5.00%	01/01/20	1,000	1,164,090
Series 2011, Ref. RB	5.00%	01/01/20	1,500	1,769,625
Series 2011, Ref. RB	5.00%	01/01/21	1,240	1,472,178
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group);
Series 2008 C-1, Health Care Facilities RB (INS–AGC)(a)	4.00%	02/15/20	1,500	1,678,485
Series 2008 C-1, Health Care Facilities RB (INS–AGC)(a)	5.00%	02/15/16	570	605,824
Series 2008 C-1, Health Care Facilities RB (INS–AGC)(a)	5.00%	02/15/21	1,500	1,741,935
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas);
Series 2009 Seven-A, RB	4.00%	10/01/15	1,000	1,041,200
Series 2009 Seven-A, RB	4.00%	10/01/16	1,000	1,072,740
Series 2009 Seven-A, RB	4.50%	10/01/22	1,000	1,111,800
Series 2009 Six-X, RB	5.00%	04/01/24	500	550,690
Minnesota (State of) Housing Finance Agency;
Series 2009 A, Residential RB	5.20%	01/01/23	240	253,121
Series 2009 B, Residential RB	5.45%	07/01/24	235	254,390
St. Cloud (City of) (CentraCare Health System);
Series 2010 A, Health Care RB	5.00%	05/01/15	500	516,055
Series 2010 B, Health Care RB	5.00%	05/01/16	1,000	1,076,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of) Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare);
Series 2009, Health Care RB	5.00%	02/01/16	$1,470	$1,549,056
Series 2009, Health Care RB	5.25%	02/01/21	2,175	2,405,376
				27,125,228

Mississippi–0.54%
Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB	4.63%	09/01/26	1,695	1,838,397
Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, Special Obligation RB (INS–AGC)(a)	5.00%	07/01/24	1,000	1,108,440
Mississippi (State of) Development Bank (Lowndes County Industrial Development); Series 2007, Special Obligation RB (INS–AGM)(a)	5.00%	07/01/19	1,160	1,291,996
Mississippi (State of) Development Bank (Mississippi Power Co.); Series 2007 A, Special Obligation RB (INS–AMBAC)(a)	5.00%	07/01/16	1,000	1,074,310
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2004 B-2, RB	5.00%	09/01/23	1,975	2,251,698
				7,564,841

Missouri–1.37%
Cass (County of); Series 2007, Hospital RB	5.00%	05/01/17	500	526,330
Kansas City (City of);
Series 2008 A, Ref. General Improvement Airport RB(c)	4.00%	09/01/14	1,000	1,000,220
Series 2010 B, Ref. Special Obligation Tax Allocation RB	4.13%	01/01/21	2,000	2,186,020
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	5.00%	03/01/25	1,250	1,376,625
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care);
Series 2010 B, Health Facilities RB	5.00%	06/01/19	1,000	1,157,130
Series 2010 B, Health Facilities RB	5.00%	06/01/21	4,645	5,417,510
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, RB	5.00%	11/15/20	1,000	1,180,710
St. Charles (City of); Series 2012, COP	2.00%	05/01/15	1,885	1,905,452
St. Louis (City of) (Lambert-St. Louis International Airport); Series 2007 A, Ref. Airport RB (INS–AGM)(a)	5.00%	07/01/20	1,125	1,244,318
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.00%	09/01/23	1,385	1,491,146
St. Louis Municipal Finance Corp. (Convention Center Capital Improvement); Series 2008, Leasehold RB (INS–AGC)(a)	5.00%	07/15/21	1,500	1,635,285
				19,120,746

Montana–0.51%
Gallatin (County of) Airport Authority (Passenger Facility Charge Supported); Series 2009, RB	4.38%	06/01/29	1,500	1,580,835
Helena (City of); Series 2009, COP	5.00%	01/01/29	400	435,788
Montana (State of) Facility Finance Authority (Master Loan Program—Glendive Medical Center, Inc.); Series 2008 A, Health Care Facilities RB (CEP-State of Montana Board of Investments)	4.63%	07/01/18	1,010	1,148,966
Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System);
Series 2010 B, Ref. RB	4.00%	01/01/20	1,000	1,116,080
Series 2010 B, Ref. RB	5.00%	01/01/19	2,500	2,888,400
				7,170,069

Nevada–2.30%
Clark (County of) Department of Aviation; Series 2014 B, Airport RB	5.00%	07/01/18	5,000	5,756,400
Clark (County of);
Series 2006, Bond Bank Limited Tax GO Bonds (INS–AMBAC)(a)	5.00%	11/01/21	5,235	5,723,111
Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(a)	5.00%	07/01/22	1,000	1,147,050
Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(a)	5.00%	07/01/23	4,000	4,576,200
Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(a)	5.00%	07/01/24	1,855	2,112,993
Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(a)	5.00%	07/01/25	1,500	1,702,695
Sr. Series 2010 D, Airport System RB	4.00%	07/01/17	2,000	2,187,260

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	$4,100	$4,628,695
Las Vegas (City of) Valley Water District; Series 2009 D, Ref. Limited Tax GO Bonds	5.00%	06/01/16	500	540,760
Reno (City of) (Washoe Medical Center);
Series 2004 C, Hospital RB (INS–AGM)(a)	5.00%	06/01/15	750	774,210
Series 2004 C, Hospital RB (INS–AGM)(a)	5.00%	06/01/17	1,365	1,506,660
Series 2005 A, Hospital RB (INS–AGM)(a)	5.25%	06/01/17	1,300	1,443,689
				32,099,723

New Hampshire–0.37%
Manchester (City of);
Series 2009 A, Ref. General Airport RB	5.00%	01/01/15	1,750	1,773,380
Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	500	539,285
New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital);
Series 2011, RB	5.25%	10/01/25	525	597,219
Series 2011, RB	5.50%	10/01/26	510	585,072
New Hampshire (State of) Housing Finance Authority;
Series 2008 E, Single Family Mortgage Acquisition RB	5.05%	07/01/23	325	344,097
Series 2008 E, Single Family Mortgage Acquisition RB	5.30%	07/01/28	215	230,590
Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/29	980	1,048,845
				5,118,488

New Jersey–3.94%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing);
Series 2010 A, RB	5.00%	06/01/21	1,500	1,664,160
Series 2010 A, RB	5.25%	06/01/20	1,295	1,465,215
New Jersey (State of) Economic Development Authority;
Series 2004, Cigarette Tax RB(c)	5.50%	06/15/16	1,805	1,972,811
Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/16	630	691,702
Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/17	1,550	1,739,239
Series 2012, Ref. RB	5.00%	06/15/23	1,500	1,728,420
Series 2012, Ref. RB	5.00%	06/15/24	4,500	5,126,220
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group); Series 2011, Ref. RB	5.00%	07/01/15	1,000	1,039,520
New Jersey (State of) Transit Corp.;
Series 2014-A, Grant Anticipation RB	5.00%	09/15/17	5,000	5,592,100
Series 2014-A, Grant Anticipation RB	5.00%	09/15/18	5,000	5,698,850
New Jersey (State of) Transportation Trust Fund Authority;
Series 2011 B, Transportation System RB	5.00%	06/15/19	1,000	1,152,080
Series 2011 B, Transportation System RB	5.00%	06/15/20	1,000	1,155,930
Series 2011 B, Transportation System RB	5.00%	06/15/21	1,000	1,149,890
New Jersey (State of) Turnpike Authority;
Series 2009 H, RB	5.00%	01/01/20	2,000	2,297,940
Series 2009 H, RB	5.00%	01/01/21	2,000	2,294,300
Series 2013 D, Floating Rate RB(b)(d)	0.73%	01/01/18	4,000	4,016,600
Series 2013 E, Floating Rate RB(b)(d)	0.73%	01/01/18	3,000	3,000,000
Series 2014-B-3, Floating Rate RB(b)(d)	0.68%	01/01/18	2,750	2,750,000
Newark (City of) Housing Authority (South Ward Police Facility);
Series 2009 A, City-Secured Police Facility RB (INS–AGC)(a)	5.00%	12/01/21	1,130	1,290,901
Series 2009 A, City-Secured Police Facility RB (INS–AGC)(a)	5.38%	12/01/26	750	839,970
Newark (City of); Series 2010 A, Ref. Qualified General Improvement Unlimited Tax GO Bonds	4.00%	10/01/16	3,710	3,951,818
Perth Amboy (City of) Board of Education;
Series 2010, Ref. COP (INS–AGC)(a)	4.00%	06/15/15	1,345	1,377,119
Series 2010, Ref. COP (INS–AGC)(a)	4.00%	12/15/15	1,395	1,447,954

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
South Jersey Port Corp.; Series 2009 P-2, Marine Terminal RB	4.00%	01/01/16	$1,505	$1,574,049
				55,016,788

New Mexico–1.04%
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/22	4,470	4,577,191
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014-B, Gas Supply Floating Rate RB(b)(d)	0.85%	08/01/19	10,000	10,000,000
				14,577,191

New York–4.28%
Amherst Development Corp. (UBF Faculty-Student Housing Corp.–Greiner & Hadley Projects at SUNY Buffalo); Series 2010 A, Student Housing Facility RB (INS–AGM)(a)	4.00%	10/01/16	1,000	1,067,980
Babylon (Town of) Industrial Development Agency (Covanta Babylon, Inc.);
Series 2009 A, Resource Recovery RB	5.00%	01/01/18	445	502,908
Series 2009 A, Resource Recovery RB	5.00%	01/01/19	365	420,871
Nassau (County of) Industrial Development Agency (New York Institute of Technology);
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/17	930	1,014,714
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/19	1,585	1,799,720
New York (City of) Transitional Finance Authority;
Series 2009 S-5, Building Aid RB	5.00%	01/15/16	2,000	2,127,940
Series 2009 S-5, Building Aid RB	5.00%	01/15/17	1,875	2,071,256
New York (City of);
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.00%	08/01/20	5,365	6,393,363
Series 2014 B, Ref. Unlimited Tax GO Bonds	5.00%	08/01/20	5,945	7,084,538
Series 2014 J, Ref. Unlimited Tax GO Bonds	5.00%	08/01/19	10,000	11,780,100
Subseries 2008 J-1, Unlimited Tax GO Bonds	5.00%	08/01/17	750	845,632
Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds(d)	0.60%	08/01/25	3,250	3,250,000
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/19	500	578,590
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.50%	07/01/22	2,925	3,325,403
New York (State of) Dormitory Authority (North Shore–Long Island Jewish Obligated Group); Series 2011 A, RB	5.00%	05/01/15	500	515,755
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 D, RB (INS–AGC)(a)	5.75%	10/01/24	1,000	1,174,470
New York (State of) Thruway Authority; Series 2013 A, Jr. General RB	5.00%	05/01/19	5,000	5,836,400
Niagara Falls (City of) Bridge Commission; Series 1993 A, Toll Bridge System RB (INS–AGC)(a)	4.00%	10/01/19	1,100	1,191,839
Tobacco Settlement Financing Corp.;
Series 2011 A, Asset-Backed RB	3.00%	06/01/16	3,000	3,140,700
Series 2011 A, Asset-Backed RB	4.00%	06/01/17	4,000	4,374,920
Yonkers (City of);
Series 2010 A, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	11/15/20	655	761,948
Series 2010 A, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	11/15/22	500	566,180
				59,825,227

North Carolina–0.98%
Charlotte (City of) & Mecklenburg (County of) Hospital Authority (Carolinas HealthCare System);
Series 2007 A, Ref. Health Care RB	5.00%	01/15/19	1,000	1,096,880
Series 2009 A, Ref. Health Care RB	5.00%	01/15/20	3,500	4,010,405
North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB (INS–AGC)(a)	6.00%	01/01/19	355	388,104
North Carolina (State of) Medical Care Commission (Wake Forest Baptist); Series 2012, Ref. Floating Rate Health Care Facilities RB(b)(d)	0.79%	12/01/17	4,800	4,800,000
North Carolina (State of); Series 2011, Vehicle Grant Anticipation RB(b)	4.00%	03/01/18	2,000	2,178,220
Oak Island (Town of); Series 2008 A, Enterprise System RB (INS–NATL)(a)	5.00%	06/01/20	1,065	1,175,675
				13,649,284

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–6.43%
Akron (City of);
Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS–AGC)(a)	5.00%	03/01/16	$2,675	$2,858,050
Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS–AGC)(a)	5.00%	03/01/18	2,010	2,291,199
Allen (County of) (Catholic Healthcare Partners);
Series 2010 B, Hospital Facilities RB	5.00%	09/01/16	1,000	1,087,540
Series 2010 B, Hospital Facilities RB	5.00%	09/01/18	2,000	2,298,980
Series 2010 B, Hospital Facilities RB	5.00%	09/01/20	2,920	3,423,262
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/23	2,850	3,215,284
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/16	1,430	1,518,017
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/17	1,985	2,159,164
Cleveland (City of);
Series 2006 A, Airport System RB (INS–AMBAC)(a)	5.25%	01/01/21	3,980	4,664,878
Series 2009 C, Airport System RB (INS–AGC)(a)	5.00%	01/01/18	2,000	2,240,640
Series 2009 C, Airport System RB (INS–AGC)(a)	5.00%	01/01/19	2,000	2,279,840
Series 2009 C, Airport System RB (INS–AGC)(a)	5.00%	01/01/20	4,000	4,493,560
Series 2009 C, Airport System RB (INS–AGC)(a)	5.00%	01/01/23	2,000	2,189,220
Series 2009 C, Airport System RB (INS–AGC)(a)	5.00%	01/01/27	1,000	1,084,360
Series 2011 A, Airport System RB	5.00%	01/01/17	7,605	8,294,393
Series 2011 A, Airport System RB	5.00%	01/01/22	2,315	2,644,239
Franklin (County of) (OhioHealth Corp.); Series 2011 D, Ref. Hospital Facilities RB(b)	4.00%	08/01/16	2,500	2,666,175
Hancock (County of) (Blanchard Valley Regional Health Center);
Series 2011 A, Hospital Facilities RB	4.00%	12/01/16	250	264,933
Series 2011 A, Hospital Facilities RB	5.00%	12/01/18	170	191,563
Series 2011 A, Hospital Facilities RB	5.75%	12/01/26	250	297,028
Lancaster Port Authority; Series 2014, Gas Supply Ref. Floating Rate RB(b)(d)	0.82%	08/01/19	10,000	10,000,000
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B-1, Hospital RB	4.75%	01/01/20	3,000	3,429,090
Series 2009 B-1, Hospital RB	4.75%	01/01/21	1,000	1,133,980
Series 2009 B-1, Hospital RB	5.00%	01/01/22	1,000	1,129,610
Series 2011 B-1, Ref. Hospital RB	5.00%	01/01/24	1,000	1,154,240
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2006 A, Ref. PCR(b)	3.75%	12/03/18	1,500	1,500,000
Series 2009, Ref. PCR(b)	2.25%	09/15/16	1,000	1,014,940
Series 2009, Ref. PCR(b)	3.10%	03/01/19	3,000	3,044,460
Series 2009 A, RB	5.70%	08/01/20	7,620	8,867,775
Series 2009 C, Ref. PCR	5.63%	06/01/18	3,200	3,593,472
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 C, Hospital RB(b)	4.88%	07/15/15	2,525	2,627,515
Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/19	1,825	2,152,295
				89,809,702

Oklahoma–1.43%
Cleveland (County of) Justice Authority (Detention Facility); Series 2009 A, Sales Tax RB	5.00%	03/01/22	1,000	1,030,220
Oklahoma (County of) Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/19	2,000	2,260,200
Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education); Series 2009 A, Master Real Property Lease RB	4.00%	06/01/20	1,000	1,112,050
Oklahoma (State of) Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB	5.50%	07/01/29	1,280	1,386,458
Oklahoma (State of) Municipal Power Authority;
Series 2008 A, Power Supply System RB	5.25%	01/01/18	300	342,558
Series 2008 A, Power Supply System RB	5.38%	01/01/19	250	283,835
Series 2008 A, Power Supply System RB	5.88%	01/01/28	250	284,562

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Okmulgee (City of) Municipal Authority; Series 2009 A, Utility System & Sales Tax RB	4.00%	12/01/19	$2,165	$2,371,779
Tulsa (City of) Airports Improvement Trust;
Series 2009 A, General RB	4.00%	06/01/15	670	686,402
Series 2009 A, General RB	5.38%	06/01/24	1,750	1,787,747
Tulsa (County of) Industrial Authority (Jenks Public Schools); Series 2009, Educational Facilities Lease RB	4.00%	09/01/14	2,000	2,000,440
Tulsa (County of) Industrial Authority;
Series 2003 A, Capital Improvements RB	4.00%	05/15/16	5,000	5,311,100
Series 2005 A, Capital Improvements RB	4.00%	05/15/17	1,000	1,090,120
				19,947,471

Oregon–0.73%
Lane (County of); Series 2009 A, Limited Tax GO Bonds	4.00%	11/01/16	1,000	1,075,850
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.00%	04/01/28	500	572,665
Oregon (State of) Facilities Authority (Legacy Health System); Series 2010 A, Ref. RB	5.00%	03/15/16	1,490	1,589,383
Oregon (State of) Facilities Authority (PeaceHealth);
Series 2009 A, Ref. RB	5.00%	11/01/15	660	696,617
Series 2009 A, Ref. RB	5.00%	11/01/16	1,880	2,062,228
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	4.00%	10/01/16	1,000	1,059,280
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	1,000	1,118,090
Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax CAB GO Bonds (CEP–Oregon School Bond Guaranty)(e)	0.00%	06/15/23	2,500	2,032,000
				10,206,113

Pennsylvania–5.61%
Bethel Park School District; Series 2009, Limited Tax GO Bonds	4.00%	08/01/17	800	879,440
Bethlehem (City of);
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/20	1,475	1,721,325
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/21	1,400	1,643,222
Delaware (County of) Authority (Villanova University); Series 2010, RB	4.00%	12/01/16	500	541,020
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/25	1,000	1,096,140
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	4.00%	03/01/16	250	262,318
Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB(b)	2.55%	12/03/18	2,000	2,020,560
Pennsylvania (State of) Economic Development Financing Authority (Waste Management); Series 2009, Solid Waste Disposal RB(b)	1.75%	12/01/15	2,000	2,035,280
Pennsylvania (State of) Higher Educational Facilities Authority (Carnegie Mellon University);
Series 2009, RB	4.25%	08/01/19	3,000	3,385,020
Series 2009, RB	5.00%	08/01/17	1,000	1,115,050
Series 2009, RB	5.00%	08/01/21	775	889,204
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/21	5,000	5,762,400
Pennsylvania (State of) Turnpike Commission;
Series 2008 C-1, Sub. RB (INS–AGC)(a)	6.00%	06/01/23	500	582,885
Series 2009 B, Sub. RB	5.00%	06/01/21	3,550	4,092,156
Series 2009 B, Sub. RB	5.25%	06/01/24	2,500	2,876,900
Series 2011 A, RB	5.00%	12/01/22	1,500	1,803,915
Series 2011 A, RB	5.00%	12/01/23	1,500	1,805,670
Series 2012 B, Floating Rate RB(d)	0.60%	12/01/16	5,000	5,000,000
Series 2013 B, Floating Rate RB(d)	1.20%	12/01/19	3,000	3,000,000
Series 2014 B-1, Ref. Floating Rate RB(d)	0.65%	12/01/18	3,000	3,000,000
Philadelphia (City of) (1975 General Ordinance); Twentieth Series 2011, Ref. Gas Works RB	4.00%	07/01/15	2,465	2,535,105
Philadelphia (City of) (1998 General Ordinance); Tenth Series 2011, Ref. Gas Works RB (INS–AGM)(a)	4.00%	07/01/17	1,000	1,084,490

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/27	$1,320	$1,365,408
Philadelphia (City of);
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(a)	4.50%	08/01/20	2,150	2,426,468
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(a)	5.25%	08/01/21	2,500	2,865,375
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(a)	5.25%	08/01/22	5,000	5,703,100
Series 2009 B, Limited Tax GO Bonds(b)(c)	6.00%	07/15/16	1,000	1,106,240
Series 2009 B, Limited Tax GO Bonds(b)(c)	6.25%	07/15/16	2,000	2,221,840
Series 2009 B, Limited Tax GO Bonds (INS–AGC)(a)	5.75%	07/15/17	1,000	1,097,150
Series 2010 A, Ref. Water & Wastewater RB (INS–AGM)(a)	5.00%	06/15/19	1,000	1,174,250
Philadelphia School District; Series 2010 C, Ref. Unlimited Tax GO Bonds	5.00%	09/01/14	1,000	1,000,270
Pittsburgh Public School District;
Series 2009 A, Limited Tax GO Bonds(c)	4.00%	09/01/19	860	980,735
Series 2009 A, Limited Tax GO Bonds (INS–AGC)(a)	4.00%	09/01/19	2,245	2,509,012
Reading (City of); Series 2008, Unlimited Tax GO Bonds (INS–AGM)(a)	5.63%	11/01/23	1,500	1,689,210
South Fork (Borough of) Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. Hospital RB (INS–AGC)(a)	6.00%	07/01/26	500	580,790
Spring-Ford Area School District;
Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/16	685	711,763
Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/17	620	656,456
St. Mary Hospital Authority (Catholic Health East);
Series 2010 A, Health System RB	4.00%	11/15/15	1,445	1,508,060
Series 2010 A, Health System RB	5.00%	11/15/18	2,645	3,050,320
West Mifflin Area School District; Series 2009, Limited Tax GO Bonds (INS–AGM)(a)	5.50%	04/01/24	500	577,530
				78,356,077

Rhode Island–0.30%
Rhode Island (State of) Student Loan Authority; Sr. Series 2009 A, Student Loan Program RB	4.75%	12/01/15	1,150	1,202,003
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2006 A, Ref. Hospital Financing RB (INS–AGM)(a)	5.00%	05/15/15	1,000	1,029,600
Series 2009 A, Hospital Financing RB (INS–AGC)(a)	6.13%	05/15/27	500	571,685
Rhode Island Health & Educational Building Corp. (University of Rhode Island–Auxiliary Enterprise); Series 2009 B, Higher Education Facility RB (INS–AGC)(a)	5.25%	09/15/29	1,265	1,397,610
				4,200,898

South Carolina–1.53%
Oconee (County of) (Duke Energy Carolinas); Series 1993, Ref. Pollution Control Facilities RB	3.60%	02/01/17	1,000	1,069,180
Piedmont Municipal Power Agency;
Series 2009 A-3, Ref. Electric RB	5.00%	01/01/16	2,225	2,361,993
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/20	2,000	2,355,020
Rock Hill (City of); Series 2009 C, Ref. Combined Utility System RB (INS–AGC)(a)	4.00%	01/01/15	2,405	2,436,073
South Carolina (State of) Education Assistance Authority; Series 2009 I, Student Loan RB	4.40%	10/01/18	655	711,834
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2010, Ref. Hospital RB	5.00%	02/01/15	1,000	1,019,410
Series 2010, Ref. Hospital RB	5.00%	02/01/16	1,140	1,210,190
Series 2010, Ref. Hospital RB	5.00%	02/01/18	1,000	1,125,150
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2009, Ref. & Improvement Hospital RB	5.00%	08/01/15	500	517,750
Series 2013 A, Ref. Hospital RB	5.00%	08/01/21	1,300	1,459,042
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2005 A, Ref. Hospital RB (INS–AGM)(a)	4.00%	08/01/17	1,500	1,622,790
South Carolina (State of) Transportation Infrastructure Bank; Series 2004 A, RB(b)(c)	5.25%	10/01/14	1,390	1,396,380
Spartanburg (City of) Sanitary Sewer District; Series 2009 B, Ref. Conv. Sewer System RB (INS–AGC)(a)	4.00%	03/01/16	1,110	1,166,111

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
Spartanburg Regional Health Services District, Inc.;
Series 2008 A, Ref. Hospital RB (INS–AGC)(a)	4.50%	04/15/27	$1,735	$1,823,155
Series 2008 D, Ref. Hospital RB (INS–AGC)(a)	5.25%	04/15/20	1,000	1,125,750
				21,399,828

South Dakota–0.65%
Rapid City (City of);
Series 2009, Water RB	5.00%	11/01/21	1,170	1,378,108
Series 2009, Water RB	5.00%	11/01/24	1,620	1,892,273
Series 2009, Water RB	5.00%	11/01/25	1,650	1,921,079
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/21	1,000	1,152,450
South Dakota (State of) Health & Educational Facilities Authority (Sanford Health);
Series 2009, RB	5.00%	11/01/16	500	546,750
Series 2009, RB	5.00%	11/01/17	430	484,666
Series 2009, RB	5.00%	11/01/24	1,000	1,116,860
Series 2009, RB	5.25%	11/01/29	500	552,245
				9,044,431

Tennessee–0.76%
Chattanooga (City of) & Hamilton (County of) Hospital Authority (Erlanger Health System); Series 2004, Ref. RB (INS–AGM)(a)	4.50%	10/01/16	2,500	2,676,625
Jackson (City of) (Jackson-Madison County General Hospital); Series 2008, Ref. & Improvement Hospital RB	5.25%	04/01/23	1,000	1,097,880
Memphis (City of) & Shelby (County of) Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/22	2,165	2,535,193
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/20	860	971,370
Series 2012, Ref. & Improvement RB	5.00%	07/01/21	885	1,001,581
Shelby (County of) Health, Educational & Housing Facilities Board (Baptist Memorial Health Care);
Series 2004 A, RB	5.00%	09/01/18	500	571,790
Series 2004 A, RB	5.00%	09/01/19	500	577,925
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS–AGM)(a)	5.00%	09/01/17	1,000	1,126,480
				10,558,844

Texas–9.69%
Beaumont Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (INS–AGC)(a)	5.00%	02/15/24	1,500	1,628,145
Bexar (County of) Metropolitan Water District;
Series 2009, Ref. Waterworks System RB	5.00%	05/01/16	1,295	1,385,572
Series 2009, Ref. Waterworks System RB	5.00%	05/01/19	2,500	2,856,350
Series 2009, Ref. Waterworks System RB	5.00%	05/01/20	2,500	2,816,475
Series 2009, Ref. Waterworks System RB	5.00%	05/01/21	2,500	2,781,975
Series 2009, Ref. Waterworks System RB	5.00%	05/01/22	2,500	2,756,750
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	5.00%	08/15/23	750	845,918
Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO Bonds	5.00%	08/15/22	1,100	1,286,087
Dallas (County of) Utility & Reclamation District;
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS–AMBAC)(a)	5.00%	02/15/19	1,200	1,311,996
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS–AMBAC)(a)	5.15%	02/15/21	3,000	3,258,030
Dallas-Fort Worth International Airport Facilities Improvement Corp.; Series 2009 A, Ref. Joint RB	4.00%	11/01/14	1,500	1,510,140
Galveston (City of); Series 2011, Ref. Wharves & Terminal RB	5.00%	02/01/21	1,000	1,129,710
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System);
Series 2013 B, Ref. Floating Rate Hospital RB(d)	0.65%	06/01/18	1,750	1,750,000
Series 2013 B, Ref. Floating Rate Hospital RB(d)	0.75%	06/01/19	2,065	2,065,000
Series 2014 B, Floating Rate Hospital RB(b)(d)	0.63%	12/01/19	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Harris County Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System);
Series 2009, Ref. RB(c)	5.00%	02/15/17	$1,700	$1,886,337
Series 2009, Ref. RB(c)	5.00%	02/15/18	2,000	2,290,240
Series 2009, Ref. RB(c)	5.00%	02/15/19	1,000	1,171,950
Series 2009, Ref. RB(b)(c)	5.63%	02/15/19	2,500	2,997,800
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.00%	11/15/19	485	572,916
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2009, Hospital RB	5.00%	10/01/24	1,750	1,998,622
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS–AGC)(a)	5.00%	05/15/23	1,500	1,672,665
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area);
Series 2013 A, Ref. RB	5.00%	06/01/21	535	603,817
Series 2013 A, Ref. RB	5.00%	06/01/22	855	968,929
Series 2013 A, Ref. RB	5.00%	06/01/23	915	1,041,929
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership);
Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	4,000	4,375,240
Series 2008, Solid Waste Disposal RB	4.70%	05/01/18	7,320	8,009,544
Houston (City of) Convention & Entertainment Facilities Department;
Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/14	745	745,201
Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/15	1,000	1,048,830
Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/15	325	338,280
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/16	250	270,638
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/17	340	380,460
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/18	500	574,420
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/19	250	284,778
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB(b)(d)	0.80%	06/01/17	2,000	2,000,000
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB	5.75%	08/15/24	365	410,855
Lake Worth (City of); Series 2008, Combination Tax & Revenue Limited Tax GO Ctfs. (INS–AGC)(a)	5.00%	10/01/27	1,230	1,386,567
Lower Colorado River Authority;
Series 2009, RB	5.25%	05/15/29	455	503,753
Series 2009, Ref. RB(b)(c)	5.25%	05/15/19	10	11,873
Series 2009, Ref. RB(b)(c)	5.25%	05/15/19	30	35,618
Series 2009, Ref. RB(b)(c)	5.25%	05/15/19	5	5,936
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2009, Ref. & Improvement RB	5.50%	02/15/15	1,875	1,910,156
Series 2009, Ref. & Improvement RB	5.50%	02/15/16	1,505	1,585,999
Series 2009, Ref. & Improvement RB	5.50%	02/15/17	2,100	2,272,095
Mansfield (City of); Series 2008, Limited Tax GO Ctfs.	6.13%	02/15/26	500	579,475
New Hope Cultural Education Facilities Corp. (CHF–Collegiate Housing College Station I, LLC-Texas A&M University);
Series 2014 A, Student Housing RB (INS–AGM)(a)	4.00%	04/01/18	200	217,406
Series 2014 A, Student Housing RB (INS–AGM)(a)	4.00%	04/01/20	325	356,233
North Fort Bend Water Authority; Series 2009, Water System RB (INS–AGC)(a)	5.00%	12/15/24	2,000	2,275,620
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	2,000	2,302,960
Series 2008 E-3, Ref. First Tier System RB(b)	5.75%	01/01/16	2,610	2,785,496
Series 2011 A, Ref. First Tier Floating Rate RB(b)(d)	0.85%	01/01/19	7,000	7,000,000
Series 2011 B, Ref. First Tier System RB	5.00%	01/01/19	500	581,585
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS–AGC)(a)	5.25%	02/15/26	1,000	1,139,110
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS–AGC)(a)	5.00%	02/15/24	500	566,990

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center);
Series 2009 A, Hospital RB (INS–AGC)(a)	3.75%	09/01/14	$1,000	$1,000,180
Series 2009 A, Hospital RB (INS–AGC)(a)	5.00%	09/01/22	595	670,642
Series 2009 A, Hospital RB (INS–AGC)(a)	5.00%	09/01/24	1,280	1,424,576
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/19	4,405	4,846,645
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center);
Series 2010 A, Hospital RB	5.00%	12/01/15	525	556,227
Series 2010 A, Hospital RB	5.00%	12/01/17	1,250	1,416,550
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/19	3,500	3,990,910
Series 2012, Gas Supply RB	5.00%	12/15/21	3,900	4,554,810
Series 2012, Gas Supply RB	5.00%	12/15/22	500	590,220
Series 2012, Gas Supply RB	5.00%	12/15/23	6,050	7,004,569
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/26	1,500	1,659,405
Trinity River Authority (Tarrant County Water); Series 2005, Ref. & Improvement RB (INS–NATL)(a)	5.00%	02/01/24	4,240	4,418,207
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB	5.00%	07/01/21	1,285	1,457,691
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/22	900	990,999
Series 2009, Tax Increment Allocation Contract RB	5.10%	09/01/23	1,455	1,593,196
Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	450	492,975
West Harris County Regional Water Authority;
Series 2005, Water System RB (INS–AGM)(a)	5.00%	12/15/17	1,000	1,014,020
Series 2009, Water System RB	5.00%	12/15/16	1,000	1,102,530
				135,326,823

Utah–0.55%
Intermountain Power Agency;
Series 2009 B, Ref. Sub. Power Supply RB(b)(c)	4.00%	01/01/15	1,945	1,970,052
Subseries 2014-A, Ref. Sub. Power Supply RB	5.00%	07/01/19	2,500	2,944,625
Riverton (City of) (IHC Health Services, Inc.);
Series 2009, Hospital RB	5.00%	08/15/15	645	674,586
Series 2009, Hospital RB	5.00%	08/15/18	1,310	1,507,653
Salt Lake Valley Fire Service Area Local Building Authority; Series 2008, Lease RB	5.00%	04/01/22	500	565,735
				7,662,651

Vermont–0.08%
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (INS–AGM)(a)	5.00%	12/01/22	1,000	1,095,760

Virgin Islands–0.87%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note–Diageo); Series 2009 A, Sub. RB	6.75%	10/01/19	1,500	1,729,995
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note);
Series 2009 A-1, Ref. Sr. Lien Capital Projects RB	4.13%	10/01/18	1,875	2,045,306
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/15	1,000	1,044,040
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/16	1,000	1,078,690
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/17	1,000	1,104,450
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/18	1,000	1,125,160
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/25	500	548,960
Series 2010 A, Sr. Lien RB	5.00%	10/01/15	500	522,020
Series 2010 A, Sr. Lien RB	5.00%	10/01/16	345	372,148
Series 2010 B, Sub. Lien RB	5.00%	10/01/25	750	821,302
Series 2010 B, Sub. Lien RB	5.25%	10/01/29	570	631,338

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–(continued)
Virgin Islands (Government of) Water & Power Authority; Series 2010 B, Electric System RB (INS–AGM)(a)	5.00%	07/01/22	$1,000	$1,130,070
				12,153,479

Virginia–0.49%
Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR	5.00%	05/01/23	500	558,885
Smyth (County of) Industrial Development Authority (Mountain States Health Alliance);
Series 2010 B, Ref. Hospital RB	5.00%	07/01/15	1,095	1,129,427
Series 2010 B, Ref. Hospital RB	5.00%	07/01/16	2,090	2,220,583
Series 2010 B, Ref. Hospital RB	5.00%	07/01/18	1,255	1,389,498
Virginia (State of) Resources Authority (State Revolving Fund); Series 2008, Sub. Clean Water RB	5.00%	10/01/29	1,315	1,488,054
				6,786,447

Washington–1.75%
Clark (County of) Public Utility District No. 1;
Series 2009, Ref. Electric System RB	5.00%	01/01/26	500	547,090
Series 2009, Ref. Electric System RB	5.00%	01/01/28	300	323,532
Cowlitz (County of) (Cowlitz Sewer Operating Board–Wastewater Treatment); Series 2002, Ref. Special Sewer RB (INS–NATL)(a)	5.50%	11/01/19	2,500	2,837,900
Washington (State of) Economic Development Finance Authority (Waste Management, Inc.);
Series 2005 D, Solid Waste Disposal RB	1.25%	11/01/17	3,000	3,000,000
Series 2008, Solid Waste Disposal RB	2.13%	06/01/20	3,000	3,000,000
Washington (State of) Health Care Facilities Authority (Highline Medical Center); Series 2008, Mortgage RB(b)(c)	5.25%	08/01/18	985	1,150,431
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2008 A, RB (INS–AGC)(a)	5.75%	08/15/29	450	520,416
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/20	500	597,470
Washington (State of) Higher Education Facilities Authority (Gonzaga University);
Series 2009, Ref. RB	5.38%	04/01/20	1,050	1,189,104
Series 2010 A, Ref. RB	4.50%	04/01/16	3,095	3,256,249
Series 2010 A, Ref. RB	4.50%	04/01/17	2,725	2,937,959
Series 2010 A, Ref. RB	5.00%	04/01/15	2,955	3,025,536
Series 2010 A, Ref. RB	5.00%	04/01/19	1,810	2,055,038
				24,440,725

West Virginia–0.74%
Mason (County of) (Appalachian Power Co.); Series 2003 L, PCR(b)	2.00%	10/01/14	3,500	3,503,570
West Virginia (State of) Economic Development Authority (Appalachian Power Co.–Amos); Series 2008 C, Ref. PCR	3.25%	05/01/19	5,255	5,462,310
West Virginia (State of) Hospital Finance Authority (West Virginia University Hospitals, Inc.); Series 2003 D, Hospital Improvement RB (INS–AGM)(a)	5.38%	06/01/28	1,200	1,316,028
				10,281,908

Wisconsin–0.98%
Manitowoc (City of); Series 2009, Ref. Electric Power System RB (INS–AGC)(a)	4.25%	10/01/15	1,510	1,572,076
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB(b)	5.13%	08/15/16	2,130	2,320,060
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group);
Series 2009 C, RB	4.00%	04/01/15	2,060	2,105,917
Series 2009 C, RB	5.00%	04/01/19	750	870,690
Series 2009 C, RB	5.00%	04/01/20	750	862,387
Wisconsin (State of) Health & Educational Facilities Authority (Marquette University);
Series 2008 B-1, Ref. RB	3.50%	10/01/16	1,005	1,066,807
Series 2008 B-1, Ref. RB	3.75%	10/01/18	880	973,342
Series 2008 B-3, RB	3.75%	10/01/18	1,125	1,244,329
Series 2008 B-3, RB	4.00%	10/01/19	1,145	1,291,297

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 A, RB	5.00%	02/15/18	$400	$421,380
Wisconsin (State of) Health & Educational Facilities Authority (ThedaCare, Inc.); Series 2005, RB (INS–AMBAC)(a)	5.00%	12/15/16	855	894,544
				13,622,829

Wyoming–0.45%
Campbell (County of) Hospital District (Campbell County Memorial Hospital);
Series 2009, RB	4.00%	12/01/15	1,285	1,341,039
Series 2009, RB	5.00%	12/01/17	1,170	1,296,582
Series 2009, RB	5.00%	12/01/18	545	610,095
Laramie (County of) (Cheyenne Regional Medical Center); Series 2012, Hospital RB	3.00%	05/01/16	485	503,236
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,200	1,370,076
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/25	1,000	1,133,590
				6,254,618
TOTAL INVESTMENTS(g)–100.73% (Cost $1,314,739,015)				1,406,544,497
OTHER ASSETS LESS LIABILITIES–(0.73)%				(10,226,710)
NET ASSETS–100.00%				$1,396,317,787

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAN	– Bond Anticipation Notes
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Conv.	– Convertible
COP	– Certificates of Participation

Ctfs.	– Certificates
FTA	– Federal Transit Administration
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds

RAB	– Revenue Anticipation Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(e)	Zero coupon bond issued at a discount.
(f)	Security subject to crossover refunding.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	13.5%
Assured Guaranty Corp.	11.0

Portfolio Composition

By credit sector, based on total investments

As of August 31,2014

Revenue Bonds	82.7%
General Obligation Bonds	14.1
Pre-refunded Bonds	3.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Tax-Free Intermediate Fund

Statement of Assets and Liabilities

August 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $1,314,739,015)	$1,406,544,497
Cash	3,645,680
Receivable for:
Investments sold	15,092,264
Fund shares sold	3,510,967
Interest	13,282,234
Investment for trustee deferred compensation and retirement plans	225,765
Other assets	79,322
Total assets	1,442,380,729

Liabilities:
Payable for:
Investments purchased	42,755,750
Fund shares reacquired	1,365,841
Dividends	1,193,812
Accrued fees to affiliates	380,897
Accrued trustees’ and officers’ fees and benefits	5,490
Accrued other operating expenses	102,283
Trustee deferred compensation and retirement plans	258,869
Total liabilities	46,062,942
Net assets applicable to shares outstanding	$1,396,317,787

Net assets consist of:
Shares of beneficial interest	$1,307,374,336
Undistributed net investment income	2,086,032
Undistributed net realized gain (loss)	(4,948,063)
Net unrealized appreciation	91,805,482
$1,396,317,787

Net Assets:
Class A	$921,841,995
Class A2	$89,559,468
Class C	$30,978,086
Class Y	$340,917,889
Class R5	$13,020,349

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	79,096,483
Class A2	7,680,805
Class C	2,658,914
Class Y	29,269,991
Class R5	1,117,502
Class A:
Net asset value per share	$11.65
(Net asset value of $11.65 ÷ 97.50%)	$11.95
Class A2:
Net asset value per share	$11.66
(Net asset value of $11.66 ÷ 99.00%)	$11.78
Class C:
Net asset value and offering price per share	$11.65
Class Y:
Net asset value and offering price per share	$11.65
Class R5:
Net asset value and offering price per share	$11.65

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Tax-Free Intermediate Fund

Statement of Operations

For the six months ended August 31, 2014

(Unaudited)

Investment income:
Interest	$23,634,346

Expenses:
Advisory fees	1,745,424
Administrative services fees	167,326
Distribution fees — Class A	1,196,149
Distribution fees — Class C	86,575
Transfer agent fees — A, A2, C and Y	468,842
Transfer agent fees — R5	2,931
Trustees’ and officers’ fees and benefits	18,916
Other	234,615
Total expenses	3,920,778
Less: Expense offset arrangement(s)	(168)
Net expenses	3,920,610
Net investment income	19,713,736

Realized and unrealized gain from:
Net realized gain from investment securities	1,515,119
Change in net unrealized appreciation of investment securities	5,877,857
Net realized and unrealized gain	7,392,976
Net increase in net assets resulting from operations	$27,106,712

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco Tax-Free Intermediate Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2014 and the year ended February 28, 2014

(Unaudited)

	August 31, 2014	February 28, 2014
Operations:
Net investment income	$19,713,736	$43,016,074
Net realized gain (loss)	1,515,119	(4,861,641)
Change in net unrealized appreciation (depreciation)	5,877,857	(40,168,622)
Net increase (decrease) in net assets resulting from operations	27,106,712	(2,014,189)

Distributions to shareholders from net investment income:
Class A	(13,399,171)	(30,718,690)
Class A2	(1,359,829)	(3,098,312)
Class C	(172,649)	(71,417)
Class Y	(4,429,309)	(7,419,825)
Class R5	(195,538)	(388,754)
Total distributions from net investment income	(19,556,496)	(41,696,998)

Share transactions–net:
Class A	(46,824,669)	(188,450,011)
Class A2	611,753	(27,205,683)
Class C	20,496,094	10,243,532
Class Y	59,030,282	59,490,621
Class R5	1,027,625	(2,551,347)
Net increase (loss) in net assets resulting from share transactions	34,341,085	(148,472,888)
Net increase (loss) in net assets	41,891,301	(192,184,075)

Net assets:
Beginning of period	1,354,426,486	1,546,610,561
End of period (includes undistributed net investment income of $2,086,032 and $1,928,792, respectively)	$1,396,317,787	$1,354,426,486

Notes to Financial Statements

August 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Tax-Free Intermediate Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is federal tax-exempt current income.

The Fund currently consists of five different classes of shares: Class A, Class A2, Class C, Class Y and Class R5. On June 28, 2013, the Fund began offering Class C shares. Class A, Class A2 and Class C shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class Y and Class R5 shares are sold at net asset value.

As of the close of business on October 30, 2002, Class A2 shares are closed to new investors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be

29                         Invesco Tax-Free Intermediate Fund

considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum

30                         Invesco Tax-Free Intermediate Fund

exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.30%
Over $500 million up to and including $1 billion	0.25%
Over $1 billion	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class C, Class Y and Class R5 shares to 1.50%, 1.25%, 2.25%, 1.25% and 1.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class A2, Class C, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A shares (collectively, the “Plans”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2014, IDI advised the Fund that IDI retained $273 and $85,639 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively. Also, $45,015 and $1,969 from Class A and Class C shares respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

31                         Invesco Tax-Free Intermediate Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $168.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

32                         Invesco Tax-Free Intermediate Fund

The Fund had a capital loss carryforward as of February 28, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$176,146	$—	$176,146
February 28, 2018	195,867	—	195,867
Not subject to expiration	5,521,849	569,320	6,091,169
Total capital loss carryforward	$5,893,862	$569,320	$6,463,182

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2014 was $131,867,983 and $119,327,606, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$92,081,781
Aggregate unrealized (depreciation) of investment securities	(276,299)
Net unrealized appreciation of investment securities	$91,805,482

Cost of investments is the same for tax and financial statement purposes.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2014(a)		Year ended February 28, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	9,293,245	$107,775,480	22,012,732	$255,386,713
Class A2	397,805	4,613,228	294,174	3,405,945
Class C(b)	2,167,661	25,152,462	1,083,553	12,422,833
Class Y	8,519,294	98,801,542	14,436,708	166,605,811
Class R5	322,521	3,738,311	625,651	7,264,624

Issued as reinvestment of dividends:
Class A	799,528	9,278,069	1,842,690	21,323,100
Class A2	62,994	731,573	136,541	1,577,898
Class C	12,601	146,328	5,160	59,387
Class Y	185,379	2,150,814	342,844	3,959,503
Class R5	4,824	55,901	13,546	156,810

Reacquired:
Class A	(14,131,880)	(163,878,218)	(40,304,941)	(465,159,824)
Class A2	(408,206)	(4,733,048)	(2,801,353)	(32,189,526)
Class C	(414,921)	(4,802,696)	(195,140)	(2,238,688)
Class Y	(3,621,659)	(41,922,074)	(9,632,791)	(111,074,693)
Class R5	(238,355)	(2,766,587)	(859,152)	(9,972,781)
Net increase (decrease) in share activity	2,950,831	$34,341,085	(12,999,778)	$(148,472,888)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of June 28, 2013.

33                         Invesco Tax-Free Intermediate Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/14	$11.59	$0.16	$0.06	$0.22	$(0.16)	$—	$(0.16)	$11.65	1.94%	$921,842	0.64	%(d)	0.64	%(d)	2.82	%(d)	9%
Year ended 02/28/14	11.91	0.34	(0.33)	0.01	(0.33)	—	(0.33)	11.59	0.16	963,414	0.62		0.62		2.97		5
Year ended 02/28/13	11.81	0.35	0.13	0.48	(0.38)	—	(0.38)	11.91	4.14	1,186,009	0.60		0.60		2.96		8
Year ended 02/29/12	11.12	0.36	0.72	1.08	(0.39)	—	(0.39)	11.81	9.88	1,064,169	0.60		0.60		3.14		11
Year ended 02/28/11	11.19	0.36	(0.13)	0.23	(0.30)	—	(0.30)	11.12	2.10	1,033,795	0.60		0.60		3.20		18
Eleven months ended 02/28/10	10.72	0.33	0.49	0.82	(0.35)	—	(0.35)	11.19	7.80	1,552,931	0.63	(e)	0.63	(e)	3.23	(e)	8
Year ended 03/31/09	10.70	0.46	(0.02)	0.44	(0.41)	(0.01)	(0.42)	10.72	4.18	224,508	0.69		0.69		4.32		22
Class A2
Six months ended 08/31/14	11.61	0.18	0.05	0.23	(0.18)	—	(0.18)	11.66	1.98	89,559	0.39	(d)	0.39	(d)	3.07	(d)	9
Year ended 02/28/14	11.91	0.37	(0.31)	0.06	(0.36)	—	(0.36)	11.61	0.58	88,598	0.37		0.37		3.22		5
Year ended 02/28/13	11.82	0.38	0.12	0.50	(0.41)	—	(0.41)	11.91	4.31	119,129	0.35		0.35		3.21		8
Year ended 02/29/12	11.12	0.39	0.73	1.12	(0.42)	—	(0.42)	11.82	10.25	112,293	0.35		0.35		3.39		11
Year ended 02/28/11	11.20	0.39	(0.14)	0.25	(0.33)	—	(0.33)	11.12	2.26	96,998	0.35		0.35		3.45		18
Eleven months ended 02/28/10	10.72	0.35	0.51	0.86	(0.38)	—	(0.38)	11.20	8.14	109,342	0.38	(e)	0.38	(e)	3.48	(e)	8
Year ended 03/31/09	10.70	0.48	(0.02)	0.46	(0.43)	(0.01)	(0.44)	10.72	4.44	116,422	0.44		0.44		4.57		22
Class C
Six months ended 08/31/14	11.59	0.12	0.06	0.18	(0.12)	—	(0.12)	11.65	1.57	30,978	1.39	(d)	1.39	(d)	2.07	(d)	9
Period ended 02/28/14(f)	11.50	0.17	0.08	0.25	(0.16)	—	(0.16)	11.59	2.21	10,355	1.38	(e)	1.38	(e)	2.21	(e)	5
Class Y
Six months ended 08/31/14	11.58	0.18	0.07	0.25	(0.18)	—	(0.18)	11.65	2.16	340,918	0.39	(d)	0.39	(d)	3.07	(d)	9
Year ended 02/28/14	11.90	0.37	(0.33)	0.04	(0.36)	—	(0.36)	11.58	0.40	280,144	0.37		0.37		3.22		5
Year ended 02/28/13	11.81	0.38	0.12	0.50	(0.41)	—	(0.41)	11.90	4.32	226,613	0.35		0.35		3.21		8
Year ended 02/29/12	11.11	0.39	0.73	1.12	(0.42)	—	(0.42)	11.81	10.26	263,693	0.35		0.35		3.39		11
Year ended 02/28/11	11.19	0.39	(0.14)	0.25	(0.33)	—	(0.33)	11.11	2.26	131,884	0.35		0.35		3.45		18
Eleven months ended 02/28/10	10.72	0.35	0.50	0.85	(0.38)	—	(0.38)	11.19	8.05	107,447	0.38	(e)	0.38	(e)	3.48	(e)	8
Year ended 03/31/09(f)	10.42	0.24	0.28	0.52	(0.21)	(0.01)	(0.22)	10.72	5.01	29,834	0.45	(e)	0.45	(e)	4.56	(e)	22
Class R5
Six months ended 08/31/14	11.59	0.18	0.06	0.24	(0.18)	—	(0.18)	11.65	2.08	13,020	0.36	(d)	0.36	(d)	3.10	(d)	9
Year ended 02/28/14	11.90	0.37	(0.32)	0.05	(0.36)	—	(0.36)	11.59	0.48	11,917	0.36		0.36		3.23		5
Year ended 02/28/13	11.80	0.37	0.13	0.50	(0.40)	—	(0.40)	11.90	4.35	14,860	0.41		0.41		3.15		8
Year ended 02/29/12	11.11	0.38	0.72	1.10	(0.41)	—	(0.41)	11.80	10.11	20,598	0.40		0.40		3.34		11
Year ended 02/28/11	11.18	0.39	(0.13)	0.26	(0.33)	—	(0.33)	11.11	2.36	7,395	0.35		0.35		3.45		18
Eleven months ended 02/28/10	10.70	0.35	0.51	0.86	(0.38)	—	(0.38)	11.18	8.14	7,990	0.37	(e)	0.37	(e)	3.49	(e)	8
Year ended 03/31/09	10.69	0.48	(0.03)	0.45	(0.43)	(0.01)	(0.44)	10.70	4.28	2,344	0.50		0.50		4.51		22

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $949,188, $88,545, $17,138, $288,637 and $12,668 for Class A, Class A2, Class C, Class Y and Class R5 shares respectively.
(e)	Annualized.
(f)	Commencement date of June 28, 2013 and October 3, 2008 for Class C and Class Y shares respectively.

34                         Invesco Tax-Free Intermediate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2014 through August 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,019.40	$3.26	$1,021.98	$3.26	0.64%
A2	1,000.00	1,020.70	1.99	1,023.24	1.99	0.39
C	1,000.00	1,015.70	7.06	1,018.20	7.07	1.39
Y	1,000.00	1,021.60	1.99	1,023.24	1.99	0.39
R5	1,000.00	1,020.80	1.83	1,023.39	1.84	0.36

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2014 through August 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

35                         Invesco Tax-Free Intermediate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Tax-Free Intermediate Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Intermediate Municipal Debt Funds Index. The Board noted that performance of Class A2 shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A2 shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

36                         Invesco Tax-Free Intermediate Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A2 shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Fund. The Board noted that Invesco Advisers operated at a profit from providing advisory services to the Fund, but did not make a profit after considering services provided by subsidiaries. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

37                         Invesco Tax-Free Intermediate Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	TFI-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 20, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 20, 2014, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 7, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 7, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 7, 2014

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.